UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Equity Series

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

•	PIMCO Dividend and Income Fund Class A
•	PIMCO Dividend and Income Fund Class C
•	PIMCO Dividend and Income Fund Institutional Class
•	PIMCO Dividend and Income Fund I-2
•	PIMCO RAE Emerging Markets Fund Class A
•	PIMCO RAE Emerging Markets Fund I-2
•	PIMCO RAE Emerging Markets Fund Institutional Class
•	PIMCO RAE Global ex-US Fund Class A
•	PIMCO RAE Global ex-US Fund I-2
•	PIMCO RAE Global ex-US Fund Institutional Class
•	PIMCO RAE International Fund Class A
•	PIMCO RAE International Fund I-2
•	PIMCO RAE International Fund Institutional Class
•	PIMCO RAE US Fund Class A
•	PIMCO RAE US Fund I-2
•	PIMCO RAE US Fund Institutional Class
•	PIMCO RAE US Small Fund Class A
•	PIMCO RAE US Small Fund I-2
•	PIMCO RAE US Small Fund Institutional Class
•	PIMCO REALPATH® Blend Income Fund Class A
•	PIMCO REALPATH® Blend Income Fund Institutional Class
•	PIMCO REALPATH® Blend 2025 Fund Class A
•	PIMCO REALPATH® Blend 2025 Fund Institutional Class
•	PIMCO REALPATH® Blend 2030 Fund Class A
•	PIMCO REALPATH® Blend 2030 Fund Institutional Class
•	PIMCO REALPATH® Blend 2035 Fund Class A
•	PIMCO REALPATH® Blend 2035 Fund Institutional Class
•	PIMCO REALPATH® Blend 2040 Fund Class A
•	PIMCO REALPATH® Blend 2040 Fund Institutional Class
•	PIMCO REALPATH® Blend 2045 Fund Class A
•	PIMCO REALPATH® Blend 2045 Fund Institutional Class
•	PIMCO REALPATH® Blend 2050 Fund Class A
•	PIMCO REALPATH® Blend 2050 Fund Institutional Class
•	PIMCO REALPATH® Blend 2055 Fund Class A
•	PIMCO REALPATH® Blend 2055 Fund Institutional Class
•	PIMCO REALPATH® Blend 2060 Fund Class A
•	PIMCO REALPATH® Blend 2060 Fund Institutional Class
•	PIMCO REALPATH Blend 2065 Fund Class A
•	PIMCO REALPATH Blend 2065 Fund Institutional Class
•	PIMCO REALPATH® Blend 2070 Fund Institutional Class
•	PIMCO REALPATH® Blend 2070 Fund Class A
•	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF
•	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
•	PIMCO RAFI Dynamic Multi-Factor International Equity ETF
•	PIMCO RAFI ESG U.S. ETF

(b)	Not applicable to the Registrant.

Class A: PQIZX

PIMCO Dividend and Income Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$176,320
# of Portfolio Holdings	1,122
Portfolio Turnover Rate	218%
Total Net Advisory Fees Paid During the Reporting Period	$397
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	30.9%
Asset-Backed Securities	17.7%
Non-Agency Mortgage-Backed Securities	12.9%
U.S. Treasury Obligations	11.2%
Financials	9.1%
Industrials	7.8%
Health Care	6.8%
Consumer Staples	6.8%
Real Estate	5.7%
Information Technology	5.7%
Consumer Discretionary	3.2%
Sovereign Issues	3.1%
Energy	2.9%
Banking & Finance	2.8%
Other Investments	7.2%
Affiliated Investments	0.5%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(34.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PQIZX

PIMCO Dividend and Income Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES6036TSRSAR_123124

Class C: PQICX

PIMCO Dividend and Income Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$176,320
# of Portfolio Holdings	1,122
Portfolio Turnover Rate	218%
Total Net Advisory Fees Paid During the Reporting Period	$397
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	30.9%
Asset-Backed Securities	17.7%
Non-Agency Mortgage-Backed Securities	12.9%
U.S. Treasury Obligations	11.2%
Financials	9.1%
Industrials	7.8%
Health Care	6.8%
Consumer Staples	6.8%
Real Estate	5.7%
Information Technology	5.7%
Consumer Discretionary	3.2%
Sovereign Issues	3.1%
Energy	2.9%
Banking & Finance	2.8%
Other Investments	7.2%
Affiliated Investments	0.5%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(34.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PQICX

PIMCO Dividend and Income Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES6236TSRSAR_123124

Institutional Class: PQIIX

PIMCO Dividend and Income Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$176,320
# of Portfolio Holdings	1,122
Portfolio Turnover Rate	218%
Total Net Advisory Fees Paid During the Reporting Period	$397
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	30.9%
Asset-Backed Securities	17.7%
Non-Agency Mortgage-Backed Securities	12.9%
U.S. Treasury Obligations	11.2%
Financials	9.1%
Industrials	7.8%
Health Care	6.8%
Consumer Staples	6.8%
Real Estate	5.7%
Information Technology	5.7%
Consumer Discretionary	3.2%
Sovereign Issues	3.1%
Energy	2.9%
Banking & Finance	2.8%
Other Investments	7.2%
Affiliated Investments	0.5%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(34.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PQIIX

PIMCO Dividend and Income Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2042TSRSAR_123124

I-2: PQIPX

PIMCO Dividend and Income Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$56	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$176,320
# of Portfolio Holdings	1,122
Portfolio Turnover Rate	218%
Total Net Advisory Fees Paid During the Reporting Period	$397
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	30.9%
Asset-Backed Securities	17.7%
Non-Agency Mortgage-Backed Securities	12.9%
U.S. Treasury Obligations	11.2%
Financials	9.1%
Industrials	7.8%
Health Care	6.8%
Consumer Staples	6.8%
Real Estate	5.7%
Information Technology	5.7%
Consumer Discretionary	3.2%
Sovereign Issues	3.1%
Energy	2.9%
Banking & Finance	2.8%
Other Investments	7.2%
Affiliated Investments	0.5%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(34.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PQIPX

PIMCO Dividend and Income Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2043TSRSAR_123124

Class A: PEAFX

PIMCO RAE Emerging Markets Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,108,983
# of Portfolio Holdings	359
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$5,133
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

China	30.1%
India	15.3%
Brazil	11.8%
South Korea	11.5%
Taiwan	10.5%
Thailand	6.0%
South Africa	3.9%
Hong Kong	2.4%
Malaysia	2.1%
Indonesia	1.6%
Mexico	1.5%
Other Countries	3.5%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PEAFX

PIMCO RAE Emerging Markets Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES8022TSRSAR_123124

Institutional Class: PEIFX

PIMCO RAE Emerging Markets Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,108,983
# of Portfolio Holdings	359
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$5,133
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

China	30.1%
India	15.3%
Brazil	11.8%
South Korea	11.5%
Taiwan	10.5%
Thailand	6.0%
South Africa	3.9%
Hong Kong	2.4%
Malaysia	2.1%
Indonesia	1.6%
Mexico	1.5%
Other Countries	3.5%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEIFX

PIMCO RAE Emerging Markets Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2143TSRSAR_123124

I-2: PEPFX

PIMCO RAE Emerging Markets Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$43	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,108,983
# of Portfolio Holdings	359
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$5,133
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

China	30.1%
India	15.3%
Brazil	11.8%
South Korea	11.5%
Taiwan	10.5%
Thailand	6.0%
South Africa	3.9%
Hong Kong	2.4%
Malaysia	2.1%
Indonesia	1.6%
Mexico	1.5%
Other Countries	3.5%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PEPFX

PIMCO RAE Emerging Markets Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2144TSRSAR_123124

Class A: PZRAX

PIMCO RAE Global ex-US Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$105,218
# of Portfolio Holdings	2
Portfolio Turnover Rate	3%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO RAE International Fund	74.2%
PIMCO RAE Emerging Markets Fund	25.7%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PZRAX

PIMCO RAE Global ex-US Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES8027TSRSAR_123124

Institutional Class: PZRIX

PIMCO RAE Global ex-US Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$105,218
# of Portfolio Holdings	2
Portfolio Turnover Rate	3%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO RAE International Fund	74.2%
PIMCO RAE Emerging Markets Fund	25.7%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PZRIX

PIMCO RAE Global ex-US Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2146TSRSAR_123124

I-2: PZRPX

PIMCO RAE Global ex-US Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$105,218
# of Portfolio Holdings	2
Portfolio Turnover Rate	3%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO RAE International Fund	74.2%
PIMCO RAE Emerging Markets Fund	25.7%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PZRPX

PIMCO RAE Global ex-US Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2147TSRSAR_123124

Class A: PPYAX

PIMCO RAE International Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$497,261
# of Portfolio Holdings	269
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$830
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Japan	21.6%
United Kingdom	14.7%
Germany	11.2%
Switzerland	7.9%
Canada	7.9%
Netherlands	6.0%
France	5.2%
Australia	4.1%
Hong Kong	3.0%
Spain	2.7%
Other Countries	14.8%
Affiliated Investments	3.2%
Other Assets and Liabilities, Net	(2.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PPYAX

PIMCO RAE International Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES8025TSRSAR_123124

Institutional Class: PPYIX

PIMCO RAE International Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$497,261
# of Portfolio Holdings	269
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$830
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Japan	21.6%
United Kingdom	14.7%
Germany	11.2%
Switzerland	7.9%
Canada	7.9%
Netherlands	6.0%
France	5.2%
Australia	4.1%
Hong Kong	3.0%
Spain	2.7%
Other Countries	14.8%
Affiliated Investments	3.2%
Other Assets and Liabilities, Net	(2.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PPYIX

PIMCO RAE International Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2152TSRSAR_123124

I-2: PPYPX

PIMCO RAE International Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$31	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$497,261
# of Portfolio Holdings	269
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$830
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Japan	21.6%
United Kingdom	14.7%
Germany	11.2%
Switzerland	7.9%
Canada	7.9%
Netherlands	6.0%
France	5.2%
Australia	4.1%
Hong Kong	3.0%
Spain	2.7%
Other Countries	14.8%
Affiliated Investments	3.2%
Other Assets and Liabilities, Net	(2.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PPYPX

PIMCO RAE International Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2153TSRSAR_123124

Class A: PKAAX

PIMCO RAE US Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,415,269
# of Portfolio Holdings	136
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid During the Reporting Period	$1,895
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Asset Value)Footnote Reference*

Information Technology	27.8%
Health Care	15.8%
Consumer Staples	13.1%
Financials	9.7%
Consumer Discretionary	8.6%
Energy	7.4%
Industrials	6.1%
Communication Services	4.0%
Utilities	3.1%
Materials	2.3%
Real Estate	1.7%
Affiliated Investments	1.1%
Other Assets and Liabilities, Net	(0.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PKAAX

PIMCO RAE US Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES8024TSRSAR_123124

Institutional Class: PKAIX

PIMCO RAE US Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$21	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,415,269
# of Portfolio Holdings	136
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid During the Reporting Period	$1,895
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Asset Value)Footnote Reference*

Information Technology	27.8%
Health Care	15.8%
Consumer Staples	13.1%
Financials	9.7%
Consumer Discretionary	8.6%
Energy	7.4%
Industrials	6.1%
Communication Services	4.0%
Utilities	3.1%
Materials	2.3%
Real Estate	1.7%
Affiliated Investments	1.1%
Other Assets and Liabilities, Net	(0.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PKAIX

PIMCO RAE US Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2155TSRSAR_123124

I-2: PKAPX

PIMCO RAE US Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,415,269
# of Portfolio Holdings	136
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid During the Reporting Period	$1,895
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Asset Value)Footnote Reference*

Information Technology	27.8%
Health Care	15.8%
Consumer Staples	13.1%
Financials	9.7%
Consumer Discretionary	8.6%
Energy	7.4%
Industrials	6.1%
Communication Services	4.0%
Utilities	3.1%
Materials	2.3%
Real Estate	1.7%
Affiliated Investments	1.1%
Other Assets and Liabilities, Net	(0.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PKAPX

PIMCO RAE US Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2156TSRSAR_123124

Class A: PMJAX

PIMCO RAE US Small Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,727,523
# of Portfolio Holdings	224
Portfolio Turnover Rate	26%
Total Net Advisory Fees Paid During the Reporting Period	$2,661
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Asset Value)Footnote Reference*

Consumer Discretionary	20.9%
Industrials	19.3%
Financials	19.3%
Real Estate	8.5%
Information Technology	8.1%
Materials	6.0%
Consumer Staples	5.4%
Health Care	4.1%
Energy	3.2%
Communication Services	3.1%
Utilities	1.4%
Affiliated Investments	1.6%
Other Assets and Liabilities, Net	(0.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PMJAX

PIMCO RAE US Small Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES8023TSRSAR_123124

Institutional Class: PMJIX

PIMCO RAE US Small Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,727,523
# of Portfolio Holdings	224
Portfolio Turnover Rate	26%
Total Net Advisory Fees Paid During the Reporting Period	$2,661
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Asset Value)Footnote Reference*

Consumer Discretionary	20.9%
Industrials	19.3%
Financials	19.3%
Real Estate	8.5%
Information Technology	8.1%
Materials	6.0%
Consumer Staples	5.4%
Health Care	4.1%
Energy	3.2%
Communication Services	3.1%
Utilities	1.4%
Affiliated Investments	1.6%
Other Assets and Liabilities, Net	(0.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PMJIX

PIMCO RAE US Small Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2158TSRSAR_123124

I-2: PMJPX

PIMCO RAE US Small Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$32	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,727,523
# of Portfolio Holdings	224
Portfolio Turnover Rate	26%
Total Net Advisory Fees Paid During the Reporting Period	$2,661
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Asset Value)Footnote Reference*

Consumer Discretionary	20.9%
Industrials	19.3%
Financials	19.3%
Real Estate	8.5%
Information Technology	8.1%
Materials	6.0%
Consumer Staples	5.4%
Health Care	4.1%
Energy	3.2%
Communication Services	3.1%
Utilities	1.4%
Affiliated Investments	1.6%
Other Assets and Liabilities, Net	(0.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMJPX

PIMCO RAE US Small Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2159TSRSAR_123124

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

MFEM  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$97,516
# of Portfolio Holdings	784
Portfolio Turnover Rate	19%
Total Net Management Fees Paid During the Reporting Period	$252
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
China	27.5%
Taiwan	20.4%
India	16.7%
South Korea	10.1%
Brazil	4.5%
Thailand	3.3%
South Africa	2.9%
Saudi Arabia	2.6%
Malaysia	2.4%
Hong Kong	2.2%
Mexico	1.5%
Other Countries	6.0%
Affiliated Investments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

Semi-Annual Shareholder Report |

December 31, 2024

MFEM  | Principal Listing Exchange: NYSE Arca

RAFI15672TSRSAR_123124

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

MFDX  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor International Equity ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$265,864
# of Portfolio Holdings	1,206
Portfolio Turnover Rate	18%
Total Net Management Fees Paid During the Reporting Period	$532
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Japan	24.6%
United Kingdom	15.0%
Switzerland	8.7%
Canada	7.5%
France	6.7%
Germany	6.0%
Australia	4.7%
Netherlands	4.1%
Spain	3.5%
Sweden	3.0%
Italy	2.9%
Other Countries	12.6%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

Semi-Annual Shareholder Report |

December 31, 2024

MFDX  | Principal Listing Exchange: NYSE Arca

RAFI15673TSRSAR_123124

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

MFUS  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	$16	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$164,689
# of Portfolio Holdings	837
Portfolio Turnover Rate	21%
Total Net Management Fees Paid During the Reporting Period	$236
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Financials	17.8%
Health Care	14.7%
Information Technology	14.8%
Consumer Staples	12.9%
Industrials	11.9%
Consumer Discretionary	9.8%
Communication Services	6.7%
Energy	4.1%
Materials	3.0%
Real Estate	2.1%
Utilities	2.0%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

Semi-Annual Shareholder Report |

December 31, 2024

MFUS  | Principal Listing Exchange: NYSE Arca

RAFI15671TSRSAR_123124

PIMCO RAFI ESG U.S. ETF

RAFE  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAFI ESG U.S. ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI ESG U.S. ETF	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$76,266
# of Portfolio Holdings	229
Portfolio Turnover Rate	9%
Total Net Management Fees Paid During the Reporting Period	$91
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Information Technology	30.9%
Health Care	19.1%
Financials	15.0%
Consumer Discretionary	8.5%
Consumer Staples	7.4%
Communication Services	7.3%
Industrials	4.5%
Materials	4.4%
Real Estate	2.3%
Utilities	0.3%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO RAFI ESG U.S. ETF

Semi-Annual Shareholder Report |

December 31, 2024

RAFE  | Principal Listing Exchange: NYSE Arca

RAFI15670TSRSAR_123124

Class A: PPZAX

PIMCO REALPATH® Blend 2025 Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2025 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$415,796
# of Portfolio Holdings	25
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$23
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	19.9%
PIMCO Total Return Fund	18.6%
PIMCO Income Fund	11.6%
Vanguard Developed Markets Index Fund 'Institutional'	9.9%
PIMCO Long-Term Real Return Fund	9.2%
PIMCO Long-Term U.S. Government Fund	8.1%
PIMCO Real Return Fund	5.1%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	4.0%
PIMCO Emerging Markets Local Currency and Bond Fund	3.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	34.6%
Short-Term Instruments	0.3%
Affiliated Investments	64.8%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PPZAX

PIMCO REALPATH® Blend 2025 Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES8014TSRSAR_123124

Institutional Class: PPZRX

PIMCO REALPATH® Blend 2025 Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2025 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$415,796
# of Portfolio Holdings	25
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$23
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	19.9%
PIMCO Total Return Fund	18.6%
PIMCO Income Fund	11.6%
Vanguard Developed Markets Index Fund 'Institutional'	9.9%
PIMCO Long-Term Real Return Fund	9.2%
PIMCO Long-Term U.S. Government Fund	8.1%
PIMCO Real Return Fund	5.1%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	4.0%
PIMCO Emerging Markets Local Currency and Bond Fund	3.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	34.6%
Short-Term Instruments	0.3%
Affiliated Investments	64.8%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PPZRX

PIMCO REALPATH® Blend 2025 Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2121TSRSAR_123124

Class A: PBPAX

PIMCO REALPATH® Blend 2030 Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2030 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$559,812
# of Portfolio Holdings	28
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$31
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	28.3%
Vanguard Developed Markets Index Fund 'Institutional'	14.0%
PIMCO Total Return Fund	11.5%
PIMCO Long-Term Real Return Fund	8.9%
PIMCO Long-Term U.S. Government Fund	8.1%
PIMCO Income Fund	7.8%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	5.2%
PIMCO Real Return Fund	4.1%
PIMCO Emerging Markets Local Currency and Bond Fund	2.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	49.0%
Short-Term Instruments	0.4%
Affiliated Investments	50.6%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PBPAX

PIMCO REALPATH® Blend 2030 Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES8015TSRSAR_123124

Institutional Class: PBPNX

PIMCO REALPATH® Blend 2030 Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2030 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$559,812
# of Portfolio Holdings	28
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$31
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	28.3%
Vanguard Developed Markets Index Fund 'Institutional'	14.0%
PIMCO Total Return Fund	11.5%
PIMCO Long-Term Real Return Fund	8.9%
PIMCO Long-Term U.S. Government Fund	8.1%
PIMCO Income Fund	7.8%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	5.2%
PIMCO Real Return Fund	4.1%
PIMCO Emerging Markets Local Currency and Bond Fund	2.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	49.0%
Short-Term Instruments	0.4%
Affiliated Investments	50.6%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PBPNX

PIMCO REALPATH® Blend 2030 Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2122TSRSAR_123124

Class A: PDGAX

PIMCO REALPATH® Blend 2035 Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2035 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$606,253
# of Portfolio Holdings	26
Portfolio Turnover Rate	7%
Total Net Advisory Fees Paid During the Reporting Period	$66
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	34.1%
Vanguard Developed Markets Index Fund 'Institutional'	16.9%
PIMCO Total Return Fund	8.9%
PIMCO Long-Term Real Return Fund	6.7%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	6.6%
PIMCO Income Fund	5.9%
PIMCO Long-Term U.S. Government Fund	5.8%
PIMCO Real Return Fund	3.1%
Vanguard Small-Cap Index Fund 'Institutional'	2.7%
PIMCO Emerging Markets Local Currency and Bond Fund	2.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	60.3%
Short-Term Instruments	0.4%
Affiliated Investments	39.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PDGAX

PIMCO REALPATH® Blend 2035 Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES8016TSRSAR_123124

Institutional Class: PDGZX

PIMCO REALPATH® Blend 2035 Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2035 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$606,253
# of Portfolio Holdings	26
Portfolio Turnover Rate	7%
Total Net Advisory Fees Paid During the Reporting Period	$66
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	34.1%
Vanguard Developed Markets Index Fund 'Institutional'	16.9%
PIMCO Total Return Fund	8.9%
PIMCO Long-Term Real Return Fund	6.7%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	6.6%
PIMCO Income Fund	5.9%
PIMCO Long-Term U.S. Government Fund	5.8%
PIMCO Real Return Fund	3.1%
Vanguard Small-Cap Index Fund 'Institutional'	2.7%
PIMCO Emerging Markets Local Currency and Bond Fund	2.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	60.3%
Short-Term Instruments	0.4%
Affiliated Investments	39.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PDGZX

PIMCO REALPATH® Blend 2035 Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2123TSRSAR_123124

Class A: PVPAX

PIMCO REALPATH® Blend 2040 Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2040 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$537,497
# of Portfolio Holdings	24
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$89
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	41.0%
Vanguard Developed Markets Index Fund 'Institutional'	19.5%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.0%
PIMCO Total Return Fund	6.1%
PIMCO Long-Term Real Return Fund	4.7%
PIMCO Income Fund	3.8%
PIMCO Long-Term U.S. Government Fund	3.4%
Vanguard Small-Cap Index Fund 'Institutional'	2.9%
PIMCO Real Return Fund	2.1%
PIMCO Emerging Markets Local Currency and Bond Fund	1.7%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	71.5%
Short-Term Instruments	0.4%
Affiliated Investments	27.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PVPAX

PIMCO REALPATH® Blend 2040 Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES8017TSRSAR_123124

Institutional Class: PVPNX

PIMCO REALPATH® Blend 2040 Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2040 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$537,497
# of Portfolio Holdings	24
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$89
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	41.0%
Vanguard Developed Markets Index Fund 'Institutional'	19.5%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.0%
PIMCO Total Return Fund	6.1%
PIMCO Long-Term Real Return Fund	4.7%
PIMCO Income Fund	3.8%
PIMCO Long-Term U.S. Government Fund	3.4%
Vanguard Small-Cap Index Fund 'Institutional'	2.9%
PIMCO Real Return Fund	2.1%
PIMCO Emerging Markets Local Currency and Bond Fund	1.7%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	71.5%
Short-Term Instruments	0.4%
Affiliated Investments	27.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PVPNX

PIMCO REALPATH® Blend 2040 Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2124TSRSAR_123124

Class A: PVQAX

PIMCO REALPATH® Blend 2045 Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2045 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$522,098
# of Portfolio Holdings	25
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$83
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	45.7%
Vanguard Developed Markets Index Fund 'Institutional'	23.2%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.2%
PIMCO Total Return Fund	3.9%
Vanguard Small-Cap Index Fund 'Institutional'	3.0%
PIMCO Long-Term U.S. Government Fund	2.5%
PIMCO Long-Term Real Return Fund	2.5%
PIMCO Real Return Fund	1.7%
PIMCO Income Fund	1.7%
PIMCO Emerging Markets Local Currency and Bond Fund	1.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	80.2%
Short-Term Instruments	0.4%
Affiliated Investments	19.2%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PVQAX

PIMCO REALPATH® Blend 2045 Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES8018TSRSAR_123124

Institutional Class: PVQNX

PIMCO REALPATH® Blend 2045 Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2045 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$522,098
# of Portfolio Holdings	25
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$83
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	45.7%
Vanguard Developed Markets Index Fund 'Institutional'	23.2%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.2%
PIMCO Total Return Fund	3.9%
Vanguard Small-Cap Index Fund 'Institutional'	3.0%
PIMCO Long-Term U.S. Government Fund	2.5%
PIMCO Long-Term Real Return Fund	2.5%
PIMCO Real Return Fund	1.7%
PIMCO Income Fund	1.7%
PIMCO Emerging Markets Local Currency and Bond Fund	1.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	80.2%
Short-Term Instruments	0.4%
Affiliated Investments	19.2%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PVQNX

PIMCO REALPATH® Blend 2045 Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2125TSRSAR_123124

Class A: PPQAX

PIMCO REALPATH® Blend 2050 Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2050 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$475,597
# of Portfolio Holdings	22
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$75
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	48.3%
Vanguard Developed Markets Index Fund 'Institutional'	25.5%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.6%
Vanguard Small-Cap Index Fund 'Institutional'	3.5%
PIMCO Total Return Fund	2.6%
PIMCO Long-Term U.S. Government Fund	1.6%
PIMCO Long-Term Real Return Fund	1.5%
PIMCO Income Fund	1.1%
PIMCO Real Return Fund	1.0%
PIMCO Emerging Markets Local Currency and Bond Fund	0.6%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	85.9%
Short-Term Instruments	0.4%
Affiliated Investments	12.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PPQAX

PIMCO REALPATH® Blend 2050 Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES8019TSRSAR_123124

Institutional Class: PPQZX

PIMCO REALPATH® Blend 2050 Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2050 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$475,597
# of Portfolio Holdings	22
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$75
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	48.3%
Vanguard Developed Markets Index Fund 'Institutional'	25.5%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.6%
Vanguard Small-Cap Index Fund 'Institutional'	3.5%
PIMCO Total Return Fund	2.6%
PIMCO Long-Term U.S. Government Fund	1.6%
PIMCO Long-Term Real Return Fund	1.5%
PIMCO Income Fund	1.1%
PIMCO Real Return Fund	1.0%
PIMCO Emerging Markets Local Currency and Bond Fund	0.6%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	85.9%
Short-Term Instruments	0.4%
Affiliated Investments	12.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PPQZX

PIMCO REALPATH® Blend 2050 Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2126TSRSAR_123124

Class A: PRQAX

PIMCO REALPATH® Blend 2055 Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2055 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$417,800
# of Portfolio Holdings	20
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$65
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	50.0%
Vanguard Developed Markets Index Fund 'Institutional'	25.6%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.9%
Vanguard Small-Cap Index Fund 'Institutional'	4.0%
PIMCO Total Return Fund	2.0%
PIMCO Long-Term Real Return Fund	1.0%
PIMCO Long-Term U.S. Government Fund	0.9%
PIMCO Income Fund	0.8%
PIMCO Real Return Fund	0.8%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	88.5%
Short-Term Instruments	0.4%
Affiliated Investments	10.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PRQAX

PIMCO REALPATH® Blend 2055 Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES8020TSRSAR_123124

Institutional Class: PRQZX

PIMCO REALPATH® Blend 2055 Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2055 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$417,800
# of Portfolio Holdings	20
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$65
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	50.0%
Vanguard Developed Markets Index Fund 'Institutional'	25.6%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.9%
Vanguard Small-Cap Index Fund 'Institutional'	4.0%
PIMCO Total Return Fund	2.0%
PIMCO Long-Term Real Return Fund	1.0%
PIMCO Long-Term U.S. Government Fund	0.9%
PIMCO Income Fund	0.8%
PIMCO Real Return Fund	0.8%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	88.5%
Short-Term Instruments	0.4%
Affiliated Investments	10.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PRQZX

PIMCO REALPATH® Blend 2055 Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2127TSRSAR_123124

Class A: PRBAX

PIMCO REALPATH® Blend 2060 Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2060 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$167,553
# of Portfolio Holdings	18
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$26
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	51.2%
Vanguard Developed Markets Index Fund 'Institutional'	25.7%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	9.2%
Vanguard Small-Cap Index Fund 'Institutional'	4.1%
PIMCO Total Return Fund	1.4%
PIMCO Real Return Fund	0.7%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Long-Term Real Return Fund	0.7%
PIMCO Income Fund	0.6%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	90.2%
Short-Term Instruments	0.4%
Affiliated Investments	9.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PRBAX

PIMCO REALPATH® Blend 2060 Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES8088TSRSAR_123124

Institutional Class: PRBMX

PIMCO REALPATH® Blend 2060 Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2060 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$167,553
# of Portfolio Holdings	18
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$26
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	51.2%
Vanguard Developed Markets Index Fund 'Institutional'	25.7%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	9.2%
Vanguard Small-Cap Index Fund 'Institutional'	4.1%
PIMCO Total Return Fund	1.4%
PIMCO Real Return Fund	0.7%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Long-Term Real Return Fund	0.7%
PIMCO Income Fund	0.6%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	90.2%
Short-Term Instruments	0.4%
Affiliated Investments	9.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PRBMX

PIMCO REALPATH® Blend 2060 Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2216TSRSAR_123124

Class A: PBLLX

PIMCO REALPATH® Blend 2065 Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$21,093
# of Portfolio Holdings	16
Portfolio Turnover Rate	28%
Total Net Advisory Fees Paid During the Reporting Period	$3
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	51.2%
Vanguard Developed Markets Index Fund 'Institutional'	25.3%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	9.1%
Vanguard Small-Cap Index Fund 'Admiral'	4.3%
PIMCO Total Return Fund	0.9%
PIMCO Real Return Fund	0.7%
PIMCO Long-Term Real Return Fund	0.7%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Income Fund	0.4%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	89.8%
Affiliated Investments	8.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	1.3%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PBLLX

PIMCO REALPATH® Blend 2065 Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES8091TSRSAR_123124

Institutional Class: PBLIX

PIMCO REALPATH® Blend 2065 Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$21,093
# of Portfolio Holdings	16
Portfolio Turnover Rate	28%
Total Net Advisory Fees Paid During the Reporting Period	$3
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	51.2%
Vanguard Developed Markets Index Fund 'Institutional'	25.3%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	9.1%
Vanguard Small-Cap Index Fund 'Admiral'	4.3%
PIMCO Total Return Fund	0.9%
PIMCO Real Return Fund	0.7%
PIMCO Long-Term Real Return Fund	0.7%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Income Fund	0.4%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	89.8%
Affiliated Investments	8.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	1.3%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PBLIX

PIMCO REALPATH® Blend 2065 Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2241TSRSAR_123124

Class A: PAJEX

PIMCO REALPATH® Blend 2070 Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2070 Fund (the "Fund") for the period of December 31, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. The Fund commenced operations on December 31, 2024.

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,000
# of Portfolio Holdings	13
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard S&P 500 ETF	51.6%
Vanguard Developed Markets Index Fund 'Admiral'	25.8%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	9.0%
Vanguard Small-Cap Index Fund 'Admiral'	4.5%
PIMCO Total Return Fund	0.9%
PIMCO Long-Term Real Return Fund	0.8%
PIMCO Real Return Fund	0.7%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Income Fund	0.4%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Exchange-Traded Funds	51.6%
Mutual Funds	39.3%
Affiliated Investments	4.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	5.1%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAJEX

PIMCO REALPATH® Blend 2070 Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES8093TSRSAR_123124

Institutional Class: PAJDX

PIMCO REALPATH® Blend 2070 Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2070 Fund (the "Fund") for the period of December 31, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. The Fund commenced operations on December 31, 2024.

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,000
# of Portfolio Holdings	13
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard S&P 500 ETF	51.6%
Vanguard Developed Markets Index Fund 'Admiral'	25.8%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	9.0%
Vanguard Small-Cap Index Fund 'Admiral'	4.5%
PIMCO Total Return Fund	0.9%
PIMCO Long-Term Real Return Fund	0.8%
PIMCO Real Return Fund	0.7%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Income Fund	0.4%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Exchange-Traded Funds	51.6%
Mutual Funds	39.3%
Affiliated Investments	4.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	5.1%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PAJDX

PIMCO REALPATH® Blend 2070 Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2246TSRSAR_123124

Class A: PBRAX

PIMCO REALPATH® Blend Income Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$294,615
# of Portfolio Holdings	24
Portfolio Turnover Rate	3%
Total Net Advisory Fees Paid During the Reporting Period	$17
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	19.9%
PIMCO Total Return Fund	18.6%
PIMCO Income Fund	11.6%
Vanguard Developed Markets Index Fund 'Institutional'	9.9%
PIMCO Long-Term Real Return Fund	9.3%
PIMCO Long-Term U.S. Government Fund	8.1%
PIMCO Real Return Fund	5.1%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	4.0%
PIMCO Emerging Markets Local Currency and Bond Fund	3.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	34.6%
Short-Term Instruments	0.3%
Affiliated Investments	65.1%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PBRAX

PIMCO REALPATH® Blend Income Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES8012TSRSAR_123124

Institutional Class: PBRNX

PIMCO REALPATH® Blend Income Fund

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$294,615
# of Portfolio Holdings	24
Portfolio Turnover Rate	3%
Total Net Advisory Fees Paid During the Reporting Period	$17
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	19.9%
PIMCO Total Return Fund	18.6%
PIMCO Income Fund	11.6%
Vanguard Developed Markets Index Fund 'Institutional'	9.9%
PIMCO Long-Term Real Return Fund	9.3%
PIMCO Long-Term U.S. Government Fund	8.1%
PIMCO Real Return Fund	5.1%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	4.0%
PIMCO Emerging Markets Local Currency and Bond Fund	3.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	34.6%
Short-Term Instruments	0.3%
Affiliated Investments	65.1%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PBRNX

PIMCO REALPATH® Blend Income Fund

Semi-Annual Shareholder Report |

December 31, 2024

PES2119TSRSAR_123124

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Investments.

The information required by this Item 6 is included as part of the Financial Statement and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

•	PIMCO Equity Series
•	REALPATH® Blend Funds
•	Equity Exchange-Traded Funds

(b)	Not applicable to the Registrant.

PIMCO EQUITY SERIES®

Semiannual Financial and Other Information

December 31, 2024

REALPATH® Blend Funds

PIMCO REALPATH® Blend 2025 Fund

PIMCO REALPATH® Blend 2030 Fund

PIMCO REALPATH® Blend 2035 Fund

PIMCO REALPATH® Blend 2040 Fund

PIMCO REALPATH® Blend 2045 Fund

PIMCO REALPATH® Blend 2050 Fund

PIMCO REALPATH® Blend 2055 Fund

PIMCO REALPATH® Blend 2060 Fund

PIMCO REALPATH® Blend 2065 Fund

PIMCO REALPATH® Blend 2070 Fund

PIMCO REALPATH® Blend Income Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Equity Series prospectus.

Important Information About the Funds

PIMCO Equity Series (the “Trust”) is an open-end management investment company that includes PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund, PIMCO REALPATH® Blend 2065 Fund, PIMCO REALPATH® Blend 2070 Fund and PIMCO REALPATH® Blend Income Fund (each, a “Fund” and collectively, the “Funds”).

The Funds are each “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Funds invest in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “Act”), equity securities, fixed income instruments of varying maturities, or related derivatives on any of the preceding securities mentioned. The Funds may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The risks and strategies associated with an investment in a Fund may result from direct investments and/or indirect exposure through investment in Acquired Funds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all equity securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund (and/or Underlying PIMCO Funds or Acquired Funds, as applicable) are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. A Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience

2	PIMCO EQUITY SERIES

increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

A Fund may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

The PIMCO REALPATH® Blend Funds are intended for investors who prefer to have their asset allocation decisions made by professional money managers and are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to retire or to begin withdrawing assets. Each PIMCO REALPATH® Blend Fund is designed for investors expecting to retire or to begin withdrawing portions of their investments around the year indicated in the Fund’s name. The retirement year included in the REALPATH® Blend Fund’s name does not necessarily represent the specific year you expect to begin withdrawing your assets. It is intended only as a general guide.

The PIMCO REALPATH® Blend Funds are designed to provide investors with a comprehensive retirement solution tailored to the time when they expect to retire or plan to start withdrawing money (the “target date”). Each PIMCO REALPATH® Blend Fund follows a target asset allocation schedule that changes over time to help reduce portfolio risk, increasing its exposure to conservative investments as the target date approaches. The principal value of a Fund is not guaranteed at any

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the Funds	(Cont.)

time, including the target date. A Fund’s shareholders may experience losses, including losses near, at or after the target year indicated in the PIMCO REALPATH® Blend Fund’s name.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class A	Class R	Diversification Status
PIMCO REALPATH® Blend 2025 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2030 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2035 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2040 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2045 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2050 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2055 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2060 Fund	12/31/19	12/31/19	12/31/19	—	Diversified
PIMCO REALPATH® Blend 2065 Fund	12/30/22	12/30/22	12/30/22	—	Diversified
PIMCO REALPATH® Blend 2070 Fund	12/31/24	12/31/24	12/31/24	—	Diversified
PIMCO REALPATH® Blend Income Fund	12/31/14	12/31/14	12/31/14	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by

4	PIMCO EQUITY SERIES

law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO REALPATH® Blend 2025 Fund
Institutional Class

07/01/2024 - 12/31/2024+	$11.94	$0.23	$0.11	$0.34	$(0.33)	$0.00	$(0.33)

06/30/2024	11.54	0.42	0.47	0.89	(0.49)	0.00	(0.49)

06/30/2023	11.29	0.44	0.31	0.75	(0.31)	(0.19)	(0.50)

06/30/2022	13.50	0.44	(2.16)	(1.72)	(0.37)	(0.12)	(0.49)

06/30/2021	11.71	0.36	2.25	2.61	(0.65)	(0.17)	(0.82)

06/30/2020	11.33	0.36	0.36	0.72	(0.34)	0.00	(0.34)
Class A

07/01/2024 - 12/31/2024+	11.89	0.20	0.11	0.31	(0.30)	0.00	(0.30)

06/30/2024	11.50	0.37	0.46	0.83	(0.44)	0.00	(0.44)

06/30/2023	11.25	0.38	0.32	0.70	(0.26)	(0.19)	(0.45)

06/30/2022	13.46	0.37	(2.15)	(1.78)	(0.31)	(0.12)	(0.43)

06/30/2021	11.68	0.28	2.27	2.55	(0.60)	(0.17)	(0.77)

06/30/2020	11.31	0.31	0.35	0.66	(0.29)	0.00	(0.29)

PIMCO REALPATH® Blend 2030 Fund
Institutional Class

07/01/2024 - 12/31/2024+	$12.94	$0.22	$0.20	$0.42	$(0.31)	$0.00	$(0.31)

06/30/2024	12.22	0.41	0.78	1.19	(0.47)	0.00	(0.47)

06/30/2023	11.69	0.41	0.58	0.99	(0.28)	(0.18)	(0.46)

06/30/2022	14.09	0.41	(2.30)	(1.89)	(0.34)	(0.17)	(0.51)

06/30/2021	11.76	0.34	2.69	3.03	(0.55)	(0.15)	(0.70)

06/30/2020	11.54	0.35	0.22	0.57	(0.33)	(0.02)	(0.35)
Class A

07/01/2024 - 12/31/2024+	12.85	0.19	0.20	0.39	(0.28)	0.00	(0.28)

06/30/2024	12.15	0.36	0.76	1.12	(0.42)	0.00	(0.42)

06/30/2023	11.62	0.36	0.58	0.94	(0.23)	(0.18)	(0.41)

06/30/2022	14.02	0.35	(2.30)	(1.95)	(0.28)	(0.17)	(0.45)

06/30/2021	11.71	0.27	2.68	2.95	(0.49)	(0.15)	(0.64)

06/30/2020	11.50	0.29	0.22	0.51	(0.28)	(0.02)	(0.30)

PIMCO REALPATH® Blend 2035 Fund
Institutional Class

07/01/2024 - 12/31/2024+	$14.07	$0.23	$0.32	$0.55	$(0.35)	$(0.05)	$(0.40)

06/30/2024	13.00	0.42	1.11	1.53	(0.46)	0.00	(0.46)

06/30/2023	12.08	0.39	0.94	1.33	(0.25)	(0.16)	(0.41)

06/30/2022	14.54	0.39	(2.34)	(1.95)	(0.34)	(0.17)	(0.51)

06/30/2021	11.65	0.31	3.11	3.42	(0.44)	(0.09)	(0.53)

06/30/2020	11.58	0.33	0.08	0.41	(0.32)	(0.02)	(0.34)
Class A

07/01/2024 - 12/31/2024+	14.07	0.20	0.32	0.52	(0.32)	(0.05)	(0.37)

06/30/2024	13.00	0.35	1.13	1.48	(0.41)	0.00	(0.41)

06/30/2023	12.08	0.33	0.95	1.28	(0.20)	(0.16)	(0.36)

06/30/2022	14.55	0.32	(2.34)	(2.02)	(0.28)	(0.17)	(0.45)

06/30/2021	11.67	0.24	3.11	3.35	(0.38)	(0.09)	(0.47)

06/30/2020	11.61	0.27	0.08	0.35	(0.27)	(0.02)	(0.29)

PIMCO REALPATH® Blend 2040 Fund
Institutional Class

07/01/2024 - 12/31/2024+	$14.92	$0.22	$0.44	$0.66	$(0.37)	$(0.03)	$(0.40)

06/30/2024	13.54	0.40	1.43	1.83	(0.45)	0.00	(0.45)

06/30/2023	12.40	0.37	1.15	1.52	(0.22)	(0.16)	(0.38)

06/30/2022	14.96	0.38	(2.42)	(2.04)	(0.35)	(0.17)	(0.52)

06/30/2021	11.68	0.30	3.46	3.76	(0.41)	(0.07)	(0.48)

06/30/2020	11.71	0.31	0.02	0.33	(0.34)	(0.02)	(0.36)
Class A

07/01/2024 - 12/31/2024+	14.80	0.19	0.44	0.63	(0.34)	(0.03)	(0.37)

06/30/2024	13.44	0.34	1.41	1.75	(0.39)	0.00	(0.39)

06/30/2023	12.32	0.31	1.14	1.45	(0.17)	(0.16)	(0.33)

06/30/2022	14.88	0.30	(2.39)	(2.09)	(0.30)	(0.17)	(0.47)

06/30/2021	11.62	0.22	3.45	3.67	(0.34)	(0.07)	(0.41)

06/30/2020	11.67	0.26	0.00	0.26	(0.29)	(0.02)	(0.31)

6	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.95	2.79%	$409,819	0.03	%*	0.04	%*	0.03	%*	0.04	%*	3.60	%*	5%

11.94	7.87	457,575	0.03		0.04		0.03		0.04		3.66		27

11.54	6.87	403,689	0.03		0.03		0.03		0.03		3.89		23

11.29	(13.29)	211,435	0.04		0.04		0.04		0.04		3.35		21

13.50	22.73	220,130	0.04		0.04		0.04		0.04		2.78		20

11.71	6.41	80,067	0.04		0.05		0.04		0.05		3.18		39

11.90	2.57	5,977	0.48	*	0.49	*	0.48	*	0.49	*	3.20	*	5

11.89	7.36	5,974	0.48		0.49		0.48		0.49		3.21		27

11.50	6.41	5,844	0.48		0.48		0.48		0.48		3.40		23

11.25	(13.73)	6,905	0.51	(f)	0.51	(f)	0.51	(f)	0.51	(f)	2.85		21

13.46	22.18	10,114	0.54		0.54		0.54		0.54		2.21		20

11.68	5.88	6,420	0.54		0.55		0.54		0.55		2.68		39

$13.05	3.24%	$551,532	0.03	%*	0.04	%*	0.03	%*	0.04	%*	3.25	%*	5%

12.94	9.88	610,590	0.03		0.04		0.03		0.04		3.36		22

12.22	8.71	510,421	0.03		0.03		0.03		0.03		3.46		18

11.69	(13.97)	239,698	0.04		0.04		0.04		0.04		3.04		22

14.09	26.14	239,041	0.04		0.04		0.04		0.04		2.59		26

11.76	4.89	105,414	0.05		0.06		0.05		0.06		3.00		28

12.96	3.04	8,280	0.48	*	0.49	*	0.48	*	0.49	*	2.84	*	5

12.85	9.31	8,506	0.48		0.49		0.48		0.49		2.91		22

12.15	8.30	8,479	0.48		0.48		0.48		0.48		3.02		18

11.62	(14.42)	7,847	0.51	(f)	0.51	(f)	0.51	(f)	0.51	(f)	2.56		22

14.02	25.53	9,243	0.54		0.54		0.54		0.54		2.04		26

11.71	4.41	6,494	0.55		0.56		0.55		0.56		2.50		28

$14.22	3.92%	$596,700	0.04	%*	0.05	%*	0.04	%*	0.05	%*	3.05	%*	7%

14.07	11.97	640,041	0.04		0.05		0.04		0.05		3.14		14

13.00	11.26	488,420	0.04		0.04		0.04		0.04		3.16		18

12.08	(14.03)	215,450	0.05		0.05		0.05		0.05		2.78		17

14.54	29.68	193,069	0.04		0.05		0.04		0.05		2.32		21

11.65	3.47	76,525	0.06		0.07		0.06		0.07		2.85		34

14.22	3.69	9,553	0.49	*	0.50	*	0.49	*	0.50	*	2.67	*	7

14.07	11.51	8,897	0.49		0.50		0.49		0.50		2.68		14

13.00	10.79	8,308	0.49		0.49		0.49		0.49		2.69		18

12.08	(14.46)	6,983	0.52	(f)	0.52	(f)	0.52	(f)	0.52	(f)	2.29		17

14.55	28.97	7,914	0.54		0.55		0.54		0.55		1.80		21

11.67	2.95	6,109	0.56		0.57		0.56		0.57		2.36		34

$15.18	4.43%	$527,380	0.05	%*	0.06	%*	0.05	%*	0.06	%*	2.82	%*	6%

14.92	13.72	565,112	0.06		0.07		0.05		0.06		2.91		19

13.54	12.55	452,132	0.05		0.05		0.05		0.05		2.89		16

12.40	(14.20)	224,639	0.06		0.06		0.06		0.06		2.59		17

14.96	32.50	212,568	0.05		0.06		0.05		0.06		2.20		26

11.68	2.76	92,728	0.06		0.07		0.06		0.07		2.70		21

15.06	4.24	10,117	0.50	*	0.51	*	0.50	*	0.51	*	2.43	*	6

14.80	13.21	9,527	0.51		0.52		0.50		0.51		2.47		19

13.44	12.00	8,655	0.50		0.50		0.50		0.50		2.40		16

12.32	(14.58)	7,441	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	2.08		17

14.88	31.91	9,024	0.55		0.56		0.55		0.56		1.66		26

11.62	2.17	7,914	0.56		0.57		0.56		0.57		2.22		21

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO REALPATH® Blend 2045 Fund
Institutional Class

07/01/2024 - 12/31/2024+	$15.45	$0.22	$0.52	$0.74	$(0.37)	$(0.12)	$(0.49)

06/30/2024	13.84	0.39	1.65	2.04	(0.43)	0.00	(0.43)

06/30/2023	12.54	0.35	1.31	1.66	(0.20)	(0.16)	(0.36)

06/30/2022	15.11	0.36	(2.42)	(2.06)	(0.32)	(0.19)	(0.51)

06/30/2021	11.58	0.29	3.69	3.98	(0.38)	(0.07)	(0.45)

06/30/2020	11.67	0.30	(0.04)	0.26	(0.33)	(0.02)	(0.35)
Class A

07/01/2024 - 12/31/2024+	15.32	0.19	0.51	0.70	(0.34)	(0.12)	(0.46)

06/30/2024	13.73	0.33	1.63	1.96	(0.37)	0.00	(0.37)

06/30/2023	12.46	0.28	1.31	1.59	(0.16)	(0.16)	(0.32)

06/30/2022	15.05	0.29	(2.42)	(2.13)	(0.27)	(0.19)	(0.46)

06/30/2021	11.54	0.21	3.69	3.90	(0.32)	(0.07)	(0.39)

06/30/2020	11.64	0.24	(0.04)	0.20	(0.28)	(0.02)	(0.30)

PIMCO REALPATH® Blend 2050 Fund
Institutional Class

07/01/2024 - 12/31/2024+	$15.84	$0.21	$0.57	$0.78	$(0.37)	$(0.20)	$(0.57)

06/30/2024	14.07	0.38	1.81	2.19	(0.42)	0.00	(0.42)

06/30/2023	12.65	0.34	1.43	1.77	(0.19)	(0.16)	(0.35)

06/30/2022	15.28	0.36	(2.44)	(2.08)	(0.34)	(0.21)	(0.55)

06/30/2021	11.59	0.29	3.83	4.12	(0.36)	(0.07)	(0.43)

06/30/2020	11.74	0.29	(0.08)	0.21	(0.34)	(0.02)	(0.36)
Class A

07/01/2024 - 12/31/2024+	15.64	0.18	0.55	0.73	(0.34)	(0.20)	(0.54)

06/30/2024	13.90	0.32	1.79	2.11	(0.37)	0.00	(0.37)

06/30/2023	12.51	0.27	1.43	1.70	(0.15)	(0.16)	(0.31)

06/30/2022	15.16	0.29	(2.43)	(2.14)	(0.30)	(0.21)	(0.51)

06/30/2021	11.51	0.21	3.81	4.02	(0.30)	(0.07)	(0.37)

06/30/2020	11.67	0.23	(0.08)	0.15	(0.29)	(0.02)	(0.31)

PIMCO REALPATH® Blend 2055 Fund
Institutional Class

07/01/2024 - 12/31/2024+	$16.14	$0.22	$0.60	$0.82	$(0.39)	$(0.14)	$(0.53)

06/30/2024	14.27	0.39	1.90	2.29	(0.40)	(0.02)	(0.42)

06/30/2023	12.75	0.34	1.50	1.84	(0.19)	(0.13)	(0.32)

06/30/2022	15.33	0.37	(2.48)	(2.11)	(0.30)	(0.17)	(0.47)

06/30/2021	11.59	0.29	3.87	4.16	(0.38)	(0.04)	(0.42)

06/30/2020	11.79	0.29	(0.12)	0.17	(0.36)	(0.01)	(0.37)
Class A

07/01/2024 - 12/31/2024+	15.96	0.19	0.58	0.77	(0.36)	(0.14)	(0.50)

06/30/2024	14.12	0.33	1.87	2.20	(0.34)	(0.02)	(0.36)

06/30/2023	12.64	0.26	1.50	1.76	(0.15)	(0.13)	(0.28)

06/30/2022	15.24	0.29	(2.45)	(2.16)	(0.27)	(0.17)	(0.44)

06/30/2021	11.53	0.21	3.86	4.07	(0.32)	(0.04)	(0.36)

06/30/2020	11.73	0.23	(0.12)	0.11	(0.30)	(0.01)	(0.31)

PIMCO REALPATH® Blend 2060 Fund
Institutional Class

07/01/2024 - 12/31/2024+	$12.65	$0.17	$0.49	$0.66	$(0.28)	$(0.06)	$(0.34)

06/30/2024	11.08	0.30	1.55	1.85	(0.28)	0.00	(0.28)

06/30/2023	9.84	0.26	1.16	1.42	(0.12)	(0.06)	(0.18)

06/30/2022	12.47	0.30	(1.85)	(1.55)	(0.27)	(0.81)	(1.08)

06/30/2021	9.35	0.24	3.12	3.36	(0.24)	0.00	(0.24)

12/31/2019 - 06/30/2020	10.00	0.09	(0.74)	(0.65)	0.00	0.00	0.00
Class A

07/01/2024 - 12/31/2024+	12.54	0.14	0.48	0.62	(0.25)	(0.06)	(0.31)

06/30/2024	10.99	0.24	1.54	1.78	(0.23)	0.00	(0.23)

06/30/2023	9.78	0.20	1.16	1.36	(0.09)	(0.06)	(0.15)

06/30/2022	12.43	0.24	(1.84)	(1.60)	(0.24)	(0.81)	(1.05)

06/30/2021	9.32	0.20	3.11	3.31	(0.20)	0.00	(0.20)

12/31/2019 - 06/30/2020	10.00	0.08	(0.76)	(0.68)	0.00	0.00	0.00

8	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$15.70	4.77%	$514,604	0.05	%*	0.06	%*	0.05	%*	0.06	%*	2.67	%*	6%

15.45	14.95	527,937	0.05		0.06		0.05		0.06		2.74		20

13.84	13.48	426,393	0.05		0.05		0.05		0.05		2.68		11

12.54	(14.23)	207,869	0.06		0.06		0.06		0.06		2.47		13

15.11	34.67	200,184	0.05		0.06		0.05		0.06		2.13		22

11.58	2.16	91,173	0.06		0.07		0.06		0.07		2.59		16

15.56	4.51	7,494	0.50	*	0.51	*	0.50	*	0.51	*	2.31	*	6

15.32	14.47	6,582	0.50		0.51		0.50		0.51		2.34		20

13.73	12.97	4,749	0.50		0.50		0.50		0.50		2.19		11

12.46	(14.69)	3,967	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	1.97		13

15.05	34.03	4,593	0.55		0.56		0.55		0.56		1.57		22

11.54	1.64	3,658	0.56		0.57		0.56		0.57		2.08		16

$16.05	4.88%	$464,092	0.05	%*	0.06	%*	0.05	%*	0.06	%*	2.57	%*	5%

15.84	15.80	470,653	0.05		0.06		0.05		0.06		2.61		29

14.07	14.23	397,754	0.05		0.05		0.05		0.05		2.55		9

12.65	(14.29)	206,038	0.06		0.06		0.06		0.06		2.43		9

15.28	35.82	200,851	0.05		0.06		0.05		0.06		2.08		19

11.59	1.66	103,972	0.06		0.07		0.06		0.07		2.53		20

15.83	4.59	11,505	0.50	*	0.51	*	0.50	*	0.51	*	2.23	*	5

15.64	15.33	9,886	0.50		0.51		0.50		0.51		2.23		29

13.90	13.78	4,854	0.50		0.50		0.50		0.50		2.08		9

12.51	(14.73)	3,704	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	1.93		9

15.16	35.11	4,896	0.55		0.56		0.55		0.56		1.51		19

11.51	1.16	4,101	0.56		0.57		0.56		0.57		2.03		20

$16.43	5.05%	$408,980	0.05	%*	0.06	%*	0.05	%*	0.06	%*	2.54	%*	6%

16.14	16.30	401,820	0.05		0.06		0.05		0.06		2.60		21

14.27	14.69	289,834	0.05		0.05		0.05		0.05		2.51		8

12.75	(14.32)	145,097	0.06		0.06		0.06		0.06		2.47		9

15.33	36.15	122,612	0.06		0.06		0.06		0.06		2.11		14

11.59	1.33	51,061	0.07		0.07		0.06		0.06		2.49		28

16.23	4.77	8,820	0.50	*	0.51	*	0.50	*	0.51	*	2.28	*	6

15.96	15.83	6,817	0.50		0.51		0.50		0.51		2.22		21

14.12	14.14	3,320	0.50		0.50		0.50		0.50		1.99		8

12.64	(14.73)	2,622	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	1.92		9

15.24	35.46	3,159	0.56		0.56		0.56		0.56		1.52		14

11.53	0.85	2,684	0.57		0.57		0.56		0.56		1.98		28

$12.97	5.20%	$166,612	0.05	%*	0.06	%*	0.05	%*	0.06	%*	2.50	%*	6%

12.65	16.88	158,655	0.05		0.06		0.05		0.06		2.61		12

11.08	14.69	84,966	0.05		0.05		0.05		0.05		2.52		11

9.84	(13.93)	22,421	0.06		0.06		0.06		0.06		2.60		50

12.47	36.18	11,451	0.06		0.07		0.06		0.07		2.10		20

9.35	(6.50)	2,817	0.05	*	2.52	*	0.05	*	2.52	*	1.95	*	12

12.85	4.93	941	0.50	*	0.51	*	0.50	*	0.51	*	2.11	*	6

12.54	16.35	823	0.50		0.51		0.50		0.51		2.10		12

10.99	14.09	802	0.50		0.50		0.50		0.50		1.99		11

9.78	(14.32)	536	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	2.05		50

12.43	35.70	834	0.56		0.57		0.56		0.57		1.72		20

9.32	(6.80)	29	0.55	*	3.02	*	0.55	*	3.02	*	1.70	*	12

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO REALPATH® Blend 2065 Fund
Institutional Class

07/01/2024 - 12/31/2024+	$12.79	$0.17	$0.51	$0.68	$(0.29)	$(0.17)	$(0.46)

06/30/2024	11.21	0.31	1.52	1.83	(0.23)	(0.02)	(0.25)

12/30/2022 - 06/30/2023	10.00	0.12	1.11	1.23	(0.02)	0.00	(0.02)
Class A

07/01/2024 - 12/31/2024+	12.77	0.15	0.49	0.64	(0.26)	(0.17)	(0.43)

06/30/2024	11.19	0.23	1.55	1.78	(0.18)	(0.02)	(0.20)

12/30/2022 - 06/30/2023	10.00	0.08	1.12	1.20	(0.01)	0.00	(0.01)

PIMCO REALPATH® Blend 2070 Fund(g)
Institutional Class

12/31/2024 - 12/31/2024+	$10.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A

12/31/2024 - 12/31/2024+	10.00	0.00	0.00	0.00	0.00	0.00	0.00

PIMCO REALPATH® Blend Income Fund
Institutional Class

07/01/2024 - 12/31/2024+	$11.30	$0.22	$0.09	$0.31	$(0.28)	$0.00	$(0.28)

06/30/2024	11.00	0.41	0.39	0.80	(0.50)	0.00	(0.50)

06/30/2023	10.81	0.45	0.18	0.63	(0.34)	(0.10)	(0.44)

06/30/2022	12.92	0.43	(2.04)	(1.61)	(0.37)	(0.13)	(0.50)

06/30/2021	11.58	0.36	1.84	2.20	(0.68)	(0.18)	(0.86)

06/30/2020	11.28	0.35	0.34	0.69	(0.39)	0.00	(0.39)
Class A

07/01/2024 - 12/31/2024+	11.21	0.19	0.08	0.27	(0.25)	0.00	(0.25)

06/30/2024	10.92	0.36	0.38	0.74	(0.45)	0.00	(0.45)

06/30/2023	10.73	0.40	0.18	0.58	(0.29)	(0.10)	(0.39)

06/30/2022	12.84	0.37	(2.03)	(1.66)	(0.32)	(0.13)	(0.45)

06/30/2021	11.53	0.30	1.82	2.12	(0.63)	(0.18)	(0.81)

06/30/2020	11.24	0.32	0.32	0.64	(0.35)	0.00	(0.35)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)	Effective November 1, 2021, the Class’s Supervisory and Administrative fees was decreased by 0.05% to an annual rate of 0.22%.
(g)	Inception date of the Fund was December 31, 2024.

10	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$13.01	5.22%	$20,840	0.05	%*	0.06	%*	0.05	%*	0.06	%*	2.54	%*	28%

12.79	16.49	18,944	0.05		0.05		0.05		0.05		2.59		16

11.21	12.29	4,889	0.05	*	3.49	*	0.05	*	3.49	*	2.21	*	8

12.98	4.93	253	0.50	*	0.51	*	0.50	*	0.51	*	2.22	*	28

12.77	16.09	208	0.50		0.50		0.50		0.50		1.96		16

11.19	11.99	112	0.50	*	3.94	*	0.50	*	3.94	*	1.48	*	8

$10.00	0.00%	$2,990	0.00	%*	0.00	%*	0.00	%*	0.00	%*	0.00	%*	0%

10.00	0.00	10	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	0

$11.33	2.70%	$277,883	0.03	%*	0.04	%*	0.03	%*	0.04	%*	3.68	%*	3%

11.30	7.40	317,089	0.03		0.04		0.03		0.04		3.75		27

11.00	6.01	297,254	0.03		0.03		0.03		0.03		4.14		29

10.81	(12.98)	170,997	0.03		0.04		0.03		0.04		3.49		18

12.92	19.37	191,873	0.03		0.04		0.03		0.04		2.88		17

11.58	6.16	106,005	0.04		0.05		0.04		0.05		3.08		52

11.23	2.39	16,732	0.48	*	0.49	*	0.48	*	0.49	*	3.24	*	3

11.21	6.90	17,913	0.48		0.49		0.48		0.49		3.30		27

10.92	5.59	21,344	0.48		0.48		0.48		0.48		3.70		29

10.73	(13.41)	28,738	0.50	(f)	0.51	(f)	0.50	(f)	0.51	(f)	3.03		18

12.84	18.71	30,699	0.53		0.54		0.53		0.54		2.39		17

11.53	5.71	16,501	0.54		0.55		0.54		0.55		2.82		52

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO REALPATH® Blend 2025 Fund	PIMCO REALPATH® Blend 2030 Fund	PIMCO REALPATH® Blend 2035 Fund	PIMCO REALPATH® Blend 2040 Fund

Assets:

Investments, at value
Investments in securities	$145,123	$276,687	$368,298	$386,180
Investments in Affiliates	269,374	282,893	238,289	150,422
Financial Derivative Instruments
Exchange-traded or centrally cleared	922	1,246	0	0
Over the counter	7	9	9	7
Cash	192	269	40	530
Foreign Currency, at value	0	0	0	0
Receivable for investments sold	11,651	12,676	13,838	10,420
Receivable for investments in Affiliates sold	0	0	0	0
Receivable for Fund shares sold	875	509	431	301
Dividends receivable from Affiliates	949	980	821	524
Reimbursement receivable from PIMCO	5	7	7	6
Total Assets	429,098	575,276	621,733	548,390

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$210	$287	$0	$0
Over the counter	64	88	92	83
Payable for investments purchased	1,165	1,584	2,146	2,173
Payable for investments in Affiliates purchased	11,748	12,612	13,025	8,454
Payable for Fund shares redeemed	102	875	192	156
Accrued investment advisory fees	4	5	11	14
Accrued supervisory and administrative fees	8	11	12	11
Accrued servicing fees	1	2	2	2
Total Liabilities	13,302	15,464	15,480	10,893

Commitments and Contingent Liabilities^

Net Assets	$415,796	$559,812	$606,253	$537,497

Net Assets Consist of:

Paid in capital	$406,222	$511,971	$527,691	$442,227
Distributable earnings (accumulated loss)	9,574	47,841	78,562	95,270

Net Assets	$415,796	$559,812	$606,253	$537,497

Cost of investments in securities	$100,656	$198,610	$274,500	$285,562
Cost of investments in Affiliates	$291,999	$307,523	$255,626	$161,697

Cost or premiums of financial derivative instruments, net	$1,743	$2,328	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

12	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

PIMCO REALPATH® Blend 2045 Fund	PIMCO REALPATH® Blend 2050 Fund	PIMCO REALPATH® Blend 2055 Fund	PIMCO REALPATH® Blend 2060 Fund	PIMCO REALPATH® Blend 2065 Fund	PIMCO REALPATH® Blend 2070 Fund	PIMCO REALPATH® Blend Income Fund

$420,314	$410,046	$371,393	$151,683	$18,973	$2,726	$102,824
100,927	59,713	43,724	15,696	1,847	120	191,693

0	0	0	0	0	0	664
7	5	4	2	0	0	5
589	576	194	383	219	0	233
0	1	0	0	0	0	0
6,212	8,475	5,055	0	0	0	286
0	0	0	0	0	0	1,878
430	328	493	354	122	3,000	182
349	227	160	58	6	0	714
5	5	4	1	0	0	3
528,833	479,376	421,027	168,177	21,167	5,846	298,482

$0	$0	$0	$0	$0	$0	$150
84	77	69	27	3	0	44
1,519	1,416	1,723	505	62	2,726	1,183
5,030	1,762	1,197	61	7	120	2,142
77	499	216	24	1	0	333
14	12	11	4	1	0	3
10	10	9	3	0	0	8
1	3	2	0	0	0	4
6,735	3,779	3,227	624	74	2,846	3,867

$522,098	$475,597	$417,800	$167,553	$21,093	$3,000	$294,615

$418,640	$366,927	$336,648	$141,184	$18,460	$3,000	$295,637
103,458	108,670	81,152	26,369	2,633	0	(1,022)

$522,098	$475,597	$417,800	$167,553	$21,093	$3,000	$294,615

$314,102	$301,014	$288,894	$126,088	$16,395	$2,726	$68,992
$108,280	$64,323	$46,110	$16,027	$1,856	$120	$208,690

$0	$0	$0	$0	$0	$0	$1,270

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Statements of Assets and Liabilities	(Cont.)

	PIMCO REALPATH® Blend 2025 Fund	PIMCO REALPATH® Blend 2030 Fund	PIMCO REALPATH® Blend 2035 Fund	PIMCO REALPATH® Blend 2040 Fund

Net Assets:

Institutional Class	$409,819	$551,532	$596,700	$527,380
Class A	5,977	8,280	9,553	10,117

Shares Issued and Outstanding:

Institutional Class	34,299	42,268	41,950	34,748
Class A	502	639	672	672

Net Asset Value Per Share Outstanding(a):

Institutional Class	$11.95	$13.05	$14.22	$15.18
Class A	11.90	12.96	14.22	15.06

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

14	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

PIMCO REALPATH® Blend 2045 Fund	PIMCO REALPATH® Blend 2050 Fund	PIMCO REALPATH® Blend 2055 Fund	PIMCO REALPATH® Blend 2060 Fund	PIMCO REALPATH® Blend 2065 Fund	PIMCO REALPATH® Blend 2070 Fund	PIMCO REALPATH® Blend Income Fund

$514,604	$464,092	$408,980	$166,612	$20,840	$2,990	$277,883
7,494	11,505	8,820	941	253	10	16,732

32,787	28,921	24,891	12,850	1,602	299	24,521
482	727	543	73	19	1	1,489

$15.70	$16.05	$16.43	$12.97	$13.01	$10.00	$11.33
15.56	15.83	16.23	12.85	12.98	10.00	11.23

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Statements of Operations

Six Months Ended December 31, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO REALPATH® Blend 2025 Fund	PIMCO REALPATH® Blend 2030 Fund	PIMCO REALPATH® Blend 2035 Fund	PIMCO REALPATH® Blend 2040 Fund

Investment Income:

Interest	$21	$30	$26	$24
Dividends	1,966	3,647	4,799	4,994
Dividends from Investments in Affiliates	6,359	6,569	5,470	3,501
Total Income	8,346	10,246	10,295	8,519

Expenses:

Investment advisory fees	23	31	66	89
Supervisory and administrative fees	52	71	76	69
Distribution and/or servicing fees - Class A	8	11	12	13
Trustee fees	11	15	16	14
Interest expense	8	11	11	10
Expense reimbursements recouped	11	15	16	14
Miscellaneous expense	0	0	0	0
Total Expenses	113	154	197	209
Waiver and/or Reimbursement by PIMCO	(11)	(15)	(16)	(14)
Net Expenses	102	139	181	195

Net Investment Income (Loss)	8,244	10,107	10,114	8,324

Net Realized Gain (Loss):

Investments in securities	5,623	10,047	10,315	10,504
Investments in Affiliates	(6,014)	(4,824)	(2,052)	(877)
Net capital gain distributions received from investments	890	1,642	2,145	2,248
Net capital gain distributions received from Affiliate investments	74	66	51	38
Exchange-traded or centrally cleared financial derivative instruments	(1,119)	(1,402)	0	0
Over the counter financial derivative instruments	833	1,183	1,168	1,083

Net Realized Gain (Loss)	287	6,712	11,627	12,996

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	346	1,411	4,497	4,843
Investments in Affiliates	4,310	2,421	(76)	(378)
Exchange-traded or centrally cleared financial derivative instruments	247	245	0	0
Over the counter financial derivative instruments	28	35	32	27

Net Change in Unrealized Appreciation (Depreciation)	4,931	4,112	4,453	4,492

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,462	$20,931	$26,194	$25,812

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Fund was December 31, 2024.

16	PIMCO EQUITY SERIES	See Accompanying Notes

PIMCO REALPATH® Blend 2045 Fund	PIMCO REALPATH® Blend 2050 Fund	PIMCO REALPATH® Blend 2055 Fund	PIMCO REALPATH® Blend 2060 Fund	PIMCO REALPATH® Blend 2065 Fund	PIMCO REALPATH® Blend 2070 Fund(a)	PIMCO REALPATH® Blend Income Fund

$23	$23	$23	$13	$4	$0	$15
5,257	5,094	4,526	1,803	225	0	1,297
2,305	1,499	1,057	380	43	0	4,760
7,585	6,616	5,606	2,196	272	0	6,072

83	75	65	26	3	0	17
63	62	51	18	2	0	51
9	14	10	1	0	0	23
13	12	10	4	1	0	8
9	9	7	2	0	0	5
14	12	11	4	1	0	8
0	0	0	2	0	0	0
191	184	154	57	7	0	112
(13)	(12)	(10)	(4)	(0)	0	(8)
178	172	144	53	7	0	104

7,407	6,444	5,462	2,143	265	0	5,968

6,927	4,784	2,349	741	166	0	3,295
(225)	9	0	2	(3)	0	(7,034)
2,406	2,339	2,110	857	108	0	582
25	14	7	2	0	0	57
0	0	0	(1)	0	0	(848)
1,025	966	842	335	42	0	594

10,158	8,112	5,308	1,936	313	0	(3,354)

8,273	9,289	10,085	4,281	474	0	589
(539)	(439)	(234)	(87)	(6)	0	5,950
0	0	0	0	0	0	209
19	17	11	3	0	0	22

7,753	8,867	9,862	4,197	468	0	6,770

$25,318	$23,423	$20,632	$8,276	$1,046	$0	$9,384

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Statements of Changes in Net Assets

	PIMCO REALPATH® Blend 2025 Fund			PIMCO REALPATH® Blend 2030 Fund			PIMCO REALPATH® Blend 2035 Fund			PIMCO REALPATH® Blend 2040 Fund

(Amounts in thousands†)	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024		Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024		Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024		Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$8,244	$16,150		$10,107	$19,012		$10,114	$18,060		$8,324	$15,176
Net realized gain (loss)	287	(56)		6,712	682		11,627	2,676		12,996	3,082
Net change in unrealized appreciation (depreciation)	4,931	17,824		4,112	34,914		4,453	47,598		4,492	51,815

Net Increase (Decrease) in Net Assets Resulting from Operations	13,462	33,918		20,931	54,608		26,194	68,334		25,812	70,073

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(11,272)	(18,361)		(13,478)	(21,140)		(17,094)	(19,763)		(14,077)	(16,476)
Administrative Class	N/A	(170	)(b)	N/A	(128	)(b)	N/A	(141	)(b)	N/A	(80	)(b)
Class A	(147)	(221)		(181)	(282)		(244)	(247)		(242)	(245)

Total Distributions(c)	(11,419)	(18,752)		(13,659)	(21,550)		(17,338)	(20,151)		(14,319)	(16,801)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	(49,796)	10,502		(66,556)	41,237		(51,541)	70,854		(48,635)	40,064

Total Increase (Decrease) in Net Assets	(47,753)	25,668		(59,284)	74,295		(42,685)	119,037		(37,142)	93,336

Net Assets:

Beginning of period	463,549	437,881		619,096	544,801		648,938	529,901		574,639	481,303
End of period	$415,796	$463,549		$559,812	$619,096		$606,253	$648,938		$537,497	$574,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Inception date of the Fund was December 31, 2024.
(b)	Administrative Class Shares liquidated at the close of business on June 21, 2024.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

18	PIMCO EQUITY SERIES	See Accompanying Notes

PIMCO REALPATH® Blend 2045 Fund			PIMCO REALPATH® Blend 2050 Fund			PIMCO REALPATH® Blend 2055 Fund			PIMCO REALPATH® Blend 2060 Fund			PIMCO REALPATH® Blend 2065 Fund			PIMCO REALPATH® Blend 2070 Fund	PIMCO REALPATH® Blend Income Fund

Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024		Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024		Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024		Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024		Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024		Inception date through December 31, 2024(a)	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024

$7,407	$13,669		$6,444	$12,263		$5,462	$9,537		$2,143	$3,144		$265	$293		$0	$5,968	$12,437
10,158	4,165		8,112	5,780		5,308	2,653		1,936	1,015		313	91		0	(3,354)	(3,287)
7,753	55,226		8,867	55,038		9,862	47,725		4,197	16,890		468	1,732		0	6,770	14,577

25,318	73,060		23,423	73,081		20,632	59,915		8,276	21,049		1,046	2,116		0	9,384	23,727

(15,930)	(14,675)		(16,298)	(13,155)		(12,968)	(10,264)		(4,265)	(3,006)		(690)	(248)		0	(6,846)	(13,906)
N/A	(99	)(b)	N/A	(57	)(b)	N/A	(53	)(b)	N/A	(4	)(b)	N/A	(2	)(b)	N/A	N/A	(189	)(b)
(214)	(151)		(377)	(189)		(256)	(119)		(22)	(15)		(8)	(3)		0	(376)	(756)

(16,144)	(14,925)		(16,675)	(13,401)		(13,224)	(10,436)		(4,287)	(3,025)		(698)	(253)		0	(7,222)	(14,851)

(21,595)	19,341		(11,690)	145		1,755	50,680		4,086	54,477		1,593	12,176		3,000	(42,549)	(19,960)

(12,421)	77,476		(4,942)	59,825		9,163	100,159		8,075	72,501		1,941	14,039		3,000	(40,387)	(11,084)

534,519	457,043		480,539	420,714		408,637	308,478		159,478	86,977		19,152	5,113		0	335,002	346,086
$522,098	$534,519		$475,597	$480,539		$417,800	$408,637		$167,553	$159,478		$21,093	$19,152		$3,000	$294,615	$335,002

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Schedule of Investments	PIMCO REALPATH® Blend 2025 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		SHARES		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 34.9%

MUTUAL FUNDS 34.6%

Vanguard Developed Markets Index Fund ‘Institutional’		2,688,973	$	41,356

Vanguard Emerging Markets Stock Index Fund ‘Institutional’		587,759		16,434

Vanguard Institutional Index Fund ‘Institutional’		172,416		82,570

Vanguard Small-Cap Index Fund ‘Institutional’		29,548		3,402

Total Mutual Funds (Cost $99,296)				143,762

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.3%

U.S. TREASURY BILLS 0.3%
4.368% due 02/27/2025 - 03/20/2025 (a)(b)(f)	$	1,372		1,361

Total Short-Term Instruments (Cost $1,360)				1,361

Total Investments in Securities (Cost $100,656)				145,123

	SHARES		MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 64.8%

MUTUAL FUNDS (c) 59.8%

PIMCO Emerging Markets Local Currency and Bond Fund	2,450,627	$	13,674

PIMCO High Yield Fund	480,278		3,852

PIMCO Income Fund	4,575,721		48,137

PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,255,043		12,463

PIMCO Long-Term Real Return Fund	3,317,521		38,450

PIMCO Long-Term U.S. Government Fund	2,470,228		33,793

PIMCO Real Return Fund	2,112,587		21,062

PIMCO Total Return Fund	9,110,499		77,257

Total Mutual Funds (Cost $271,331)			248,688

	SHARES		MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 5.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%

PIMCO Short-Term Floating NAV Portfolio III	2,124,475	$	20,686

Total Short-Term Instruments (Cost $20,668)			20,686

Total Investments in Affiliates (Cost $291,999)			269,374

Total Investments 99.7% (Cost $392,655)		$	414,497

Financial Derivative Instruments (d)(e) 0.2% (Cost or Premiums, net $1,743)			655

Other Assets and Liabilities, net 0.1%			644

Net Assets 100.0%		$	415,796

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDEXES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	4,075.000	03/21/2025	87	$9	$554	$61
Put - CBOE S&P 500	4,500.000	06/20/2025	95	10	595	282
Put - CBOE S&P 500	4,825.000	09/19/2025	84	8	927	579

Total Purchased Options					$2,076	$922

WRITTEN OPTIONS:

OPTIONS ON INDEXES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	3,825.000	09/19/2025	84	$8	$(333)	$(210)

Total Written Options					$(333)	$(210)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$922	$0	$0	$922	$(210)	$0	$0	$(210)

20	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	17,672	4.365% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$8,354	$0	$7	$7	$0
MYI	Receive	FNRETR Index	144	4.730% (FEDL01 plus a specified spread)	Monthly	04/02/2025	3,577	0	(16)	0	(16)
	Receive	FNRETR Index	2	4.740% (FEDL01 plus a specified spread)	Monthly	04/02/2025	49	0	0	0	0
	Receive	FNRETR Index	442	4.750% (FEDL01 plus a specified spread)	Monthly	05/07/2025	10,981	0	(48)	0	(48)
	Receive	FNRETR Index	27	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025	671	0	0	0	0

Total Swap Agreements								$0	$(57)	$7	$(64)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$7	$7	$0	$0	$0	$0	$7	$0	$7
MYI	0	0	0	0	0	0	(64)	(64)	(64)	1,361	1,297

Total Over the Counter	$0	$0	$7	$7	$0	$0	$(64)	$(64)

(f)

Securities with an aggregate market value of $1,361 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$922	$0	$0	$922

Over the counter
Swap Agreements	$7	$0	$0	$0	$0	$7

	$7	$0	$922	$0	$0	$929

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	21

Schedule of Investments	PIMCO REALPATH® Blend 2025 Fund	(Cont.)	December 31, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$210	$0	$0	$210

Over the counter
Swap Agreements	$0	$0	$64	$0	$0	$64

	$0	$0	$274	$0	$0	$274

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(1,119)	$0	$0	$(1,119)

Over the counter
Swap Agreements	$(349)	$0	$1,182	$0	$0	$833

	$(349)	$0	$63	$0	$0	$(286)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$123	$0	$0	$123
Written Options	0	0	124	0	0	124

	$0	$0	$247	$0	$0	$247

Over the counter
Swap Agreements	$20	$0	$8	$0	$0	$28

	$20	$0	$255	$0	$0	$275

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Mutual Funds	$143,762	$0	$0	$143,762
Short-Term Instruments
U.S. Treasury Bills	0	1,361	0	1,361

	$143,762	$1,361	$0	$145,123

Investments in Affiliates, at Value
Mutual Funds	248,688	0	0	248,688
Short-Term Instruments
Central Funds Used for Cash Management Purposes	20,686	0	0	20,686

	$269,374	$0	$0	$269,374

Total Investments	$413,136	$1,361	$0	$414,497

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$922	$0	$922
Over the counter	0	7	0	7

	$0	$929	$0	$929

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(210)	0	(210)
Over the counter	0	(64)	0	(64)

	$0	$(274)	$0	$(274)

Total Financial Derivative Instruments	$0	$655	$0	$655

Totals	$413,136	$2,016	$0	$415,152

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

22	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend 2030 Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 49.4%

MUTUAL FUNDS 49.0%

Vanguard Developed Markets Index Fund ‘Institutional’	3,251,413	$78,196

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,036,189	28,972

Vanguard Institutional Index Fund ‘Institutional’	330,585	158,311

Vanguard Small-Cap Index Fund ‘Institutional’	77,266	8,897

Total Mutual Funds (Cost $196,229)		274,376

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

U.S. TREASURY BILLS 0.4%
4.377% due 01/30/2025 - 03/20/2025 (a)(b)(d)(g)	$2,329	2,311

Total Short-Term Instruments (Cost $2,311)		2,311

Total Investments in Securities (Cost $198,610)		276,687

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 50.6%

MUTUAL FUNDS (c) 45.7%

PIMCO Emerging Markets Local Currency and Bond Fund	2,705,063	$15,094

PIMCO High Yield Fund	489,330	3,925

PIMCO Income Fund	4,134,263	43,493

PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,078,694	10,711

PIMCO Long-Term Real Return Fund	4,291,242	49,736

PIMCO Long-Term U.S. Government Fund	3,311,793	45,305

PIMCO Real Return Fund	2,326,479	23,195

PIMCO Total Return Fund	7,572,450	64,214

Total Mutual Funds (Cost $280,332)		255,673

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%

PIMCO Short-Term Floating NAV Portfolio III	2,795,536	$27,220

Total Short-Term Instruments (Cost $27,191)		27,220

Total Investments in Affiliates (Cost $307,523)		282,893

Total Investments 100.0% (Cost $506,133)		$559,580

Financial Derivative Instruments (e)(f) 0.1% (Cost or Premiums, net $2,328)		880

Other Assets and Liabilities, net (0.1)%		(648)

Net Assets 100.0%		$559,812

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)

Securities with an aggregate market value of $143 have been pledged as collateral as of December 31, 2024 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDEXES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	4,075.000	03/21/2025	114	$11	$726	$79
Put - CBOE S&P 500	4,500.000	06/20/2025	126	13	789	374
Put - CBOE S&P 500	4,825.000	09/19/2025	115	12	1,268	793

Total Purchased Options					$2,783	$1,246

WRITTEN OPTIONS:

OPTIONS ON INDEXES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	3,825.000	09/19/2025	115	$12	$(455)	$(287)

Total Written Options					$(455)	$(287)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	23

Schedule of Investments	PIMCO REALPATH® Blend 2030 Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$1,246	$0	$0	$1,246	$(287)	$0	$0	$(287)

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	21,099	4.365% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$9,974	$0	$9	$9	$0

MYI	Receive	FNRETR Index	200	4.730% (FEDL01 plus a specified spread)	Monthly	04/02/2025	4,969	0	(22)	0	(22)
	Receive	FNRETR Index	600	4.750% (FEDL01 plus a specified spread)	Monthly	05/07/2025	14,906	0	(66)	0	(66)
	Receive	FNRETR Index	47	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025	1,167	0	0	0	0

Total Swap Agreements								$0	$(79)	$9	$(88)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$9	$9	$0	$0	$0	$0	$9	$0	$9
MYI	0	0	0	0	0	0	(88)	(88)	(88)	1,872	1,784

Total Over the Counter	$0	$0	$9	$9	$0	$0	$(88)	$(88)

(g)

Securities with an aggregate market value of $1,872 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

24	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$1,246	$0	$0	$1,246

Over the counter
Swap Agreements	$9	$0	$0	$0	$0	$9

	$9	$0	$1,246	$0	$0	$1,255

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$287	$0	$0	$287

Over the counter
Swap Agreements	$0	$0	$88	$0	$0	$88

	$0	$0	$375	$0	$0	$375

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(1,402)	$0	$0	$(1,402)

Over the counter
Swap Agreements	$(414)	$0	$1,597	$0	$0	$1,183

	$(414)	$0	$195	$0	$0	$(219)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$77	$0	$0	$77
Written Options	0	0	168	0	0	168

	$0	$0	$245	$0	$0	$245

Over the counter
Swap Agreements	$25	$0	$10	$0	$0	$35

	$25	$0	$255	$0	$0	$280

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	25

Schedule of Investments	PIMCO REALPATH® Blend 2030 Fund	(Cont.)	December 31, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Mutual Funds	$274,376	$0	$0	$274,376
Short-Term Instruments
U.S. Treasury Bills	0	2,311	0	2,311

	$274,376	$2,311	$0	$276,687

Investments in Affiliates, at Value
Mutual Funds	255,673	0	0	255,673
Short-Term Instruments
Central Funds Used for Cash Management Purposes	27,220	0	0	27,220

	$282,893	$0	$0	$282,893

Total Investments	$557,269	$2,311	$0	$559,580

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,246	$0	$1,246
Over the counter	0	9	0	9

	$0	$1,255	$0	$1,255

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(287)	0	(287)
Over the counter	0	(88)	0	(88)

	$0	$(375)	$0	$(375)

Total Financial Derivative Instruments	$0	$880	$0	$880

Totals	$557,269	$3,191	$0	$560,460

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

26	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend 2035 Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 60.7%

MUTUAL FUNDS 60.3%

Vanguard Developed Markets Index Fund ‘Institutional’	4,263,386	$102,534

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,435,660	40,141

Vanguard Institutional Index Fund ‘Institutional’	432,026	206,889

Vanguard Small-Cap Index Fund ‘Institutional’	142,373	16,394

Total Mutual Funds (Cost $272,160)		365,958

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

U.S. TREASURY BILLS 0.4%
4.370% due 01/30/2025 - 03/20/2025 (a)(b)(e)	$2,358	2,340

Total Short-Term Instruments (Cost $2,340)		2,340

Total Investments in Securities (Cost $274,500)		368,298

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 39.4%

MUTUAL FUNDS (c) 34.4%

PIMCO Emerging Markets Local Currency and Bond Fund	2,232,108	$12,455

PIMCO High Yield Fund	385,682	3,093

PIMCO Income Fund	3,395,402	35,720

PIMCO International Bond Fund (U.S. Dollar-Hedged)	832,859	8,270

PIMCO Long-Term Real Return Fund	3,484,912	40,390

PIMCO Long-Term U.S. Government Fund	2,577,972	35,267

PIMCO Real Return Fund	1,901,819	18,961

PIMCO Total Return Fund	6,389,134	54,180

Total Mutual Funds (Cost $225,722)		208,336

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%

PIMCO Short-Term Floating NAV Portfolio III	3,076,201	$29,953

Total Short-Term Instruments (Cost $29,904)		29,953

Total Investments in Affiliates (Cost $255,626)		238,289

Total Investments 100.1% (Cost $530,126)		$606,587

Financial Derivative Instruments (d) (0.0)% (Cost or Premiums, net $0)		(83)

Other Assets and Liabilities, net (0.1)%		(251)

Net Assets 100.0%		$606,253

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability

GST	Receive	BERYTR Index	20,938	4.365% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$9,898	$0	$9	$9	$0

MYI	Receive	FNRETR Index	119	4.730% (FEDL01 plus a specified spread)	Monthly	04/02/2025	2,956	0	(13)	0	(13)

	Receive	FNRETR Index	67	4.740% (FEDL01 plus a specified spread)	Monthly	04/02/2025	1,664	0	(7)	0	(7)

	Receive	FNRETR Index	676	4.750% (FEDL01 plus a specified spread)	Monthly	05/07/2025	16,794	0	(72)	0	(72)

	Receive	FNRETR Index	47	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025	1,168	0	0	0	0

Total Swap Agreements								$0	$(83)	$9	$(92)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	27

Schedule of Investments	PIMCO REALPATH® Blend 2035 Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$9	$9	$0	$0	$0	$0	$9	$0	$9
MYI	0	0	0	0	0	0	(92)	(92)	(92)	2,013	1,921

Total Over the Counter	$0	$0	$9	$9	$0	$0	$(92)	$(92)

(e)

Securities with an aggregate market value of $2,013 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$9	$0	$0	$0	$0	$9

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$92	$0	$0	$92

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(402)	$0	$1,570	$0	$0	$1,168

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$23	$0	$9	$0	$0	$32

28	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Mutual Funds	$365,958	$0	$0	$365,958
Short-Term Instruments
U.S. Treasury Bills	0	2,340	0	2,340

	$365,958	$2,340	$0	$368,298

Investments in Affiliates, at Value
Mutual Funds	208,336	0	0	208,336
Short-Term Instruments
Central Funds Used for Cash Management Purposes	29,953	0	0	29,953

	$238,289	$0	$0	$238,289

Total Investments	$604,247	$2,340	$0	$606,587

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financial Derivative Instruments - Assets
Over the counter	$0	$9	$0	$9

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(92)	$0	$(92)

Total Financial Derivative Instruments	$0	$(83)	$0	$(83)

Totals	$604,247	$2,257	$0	$606,504

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	29

Schedule of Investments	PIMCO REALPATH® Blend 2040 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 71.9%

MUTUAL FUNDS 71.5%

Vanguard Developed Markets Index Fund ‘Institutional’	4,357,457	$104,797

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,545,852	43,222

Vanguard Institutional Index Fund ‘Institutional’	459,807	220,192

Vanguard Small-Cap Index Fund ‘Institutional’	137,654	15,851

Total Mutual Funds (Cost $283,445)		384,062

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

U.S. TREASURY BILLS 0.4%
4.372% due 01/30/2025 - 03/20/2025 (a)(b)(e)	$2,134	2,118

Total Short-Term Instruments (Cost $2,117)		2,118

Total Investments in Securities (Cost $285,562)		386,180

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 27.9%

MUTUAL FUNDS (c) 23.3%

PIMCO Emerging Markets Local Currency and Bond Fund	1,642,360	$9,164

PIMCO High Yield Fund	182,459	1,463

PIMCO Income Fund	1,962,261	20,643

PIMCO International Bond Fund (U.S. Dollar-Hedged)	618,799	6,145

PIMCO Long-Term Real Return Fund	2,199,755	25,495

PIMCO Long-Term U.S. Government Fund	1,328,927	18,180

PIMCO Real Return Fund	1,125,643	11,223

PIMCO Total Return Fund	3,894,329	33,024

Total Mutual Funds (Cost $136,647)		125,337

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%

PIMCO Short-Term Floating NAV Portfolio III	2,576,260	$25,085

Total Short-Term Instruments (Cost $25,050)		25,085

Total Investments in Affiliates (Cost $161,697)		150,422

Total Investments 99.8% (Cost $447,259)		$536,602

Financial Derivative Instruments (d) (0.0)% (Cost or Premiums, net $0)		(76)

Other Assets and Liabilities, net 0.2%		971

Net Assets 100.0%		$537,497

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	17,429	4.365% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$8,239	$0	$7	$7	$0

MYI	Receive	FNRETR Index	197	4.730% (FEDL01 plus a specified spread)	Monthly	04/02/2025	4,894	0	(22)	0	(22)
	Receive	FNRETR Index	575	4.750% (FEDL01 plus a specified spread)	Monthly	05/07/2025	14,285	0	(61)	0	(61)
	Receive	FNRETR Index	40	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025	994	0	0	0	0

Total Swap Agreements								$0	$(76)	$7	$(83)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$7	$7	$0	$0	$0	$0	$7	$0	$7
MYI	0	0	0	0	0	0	(83)	(83)	(83)	1,550	1,467

Total Over the Counter	$0	$0	$7	$7	$0	$0	$(83)	$(83)

(e)

Securities with an aggregate market value of $1,550 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

30	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$7	$0	$0	$0	$0	$7

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$83	$0	$0	$83

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(322)	$0	$1,405	$0	$0	$1,083

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$19	$0	$8	$0	$0	$27

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Mutual Funds	$384,062	$0	$0	$384,062
Short-Term Instruments
U.S. Treasury Bills	0	2,118	0	2,118

	$384,062	$2,118	$0	$386,180

Investments in Affiliates, at Value
Mutual Funds	125,337	0	0	125,337
Short-Term Instruments
Central Funds Used for Cash Management Purposes	25,085	0	0	25,085

	$150,422	$0	$0	$150,422

Total Investments	$534,484	$2,118	$0	$536,602

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Financial Derivative Instruments - Assets
Over the counter	$0	$7	$0	$7

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(83)	$0	$(83)

Total Financial Derivative Instruments	$0	$(76)	$0	$(76)

Totals	$534,484	$2,042	$0	$536,526

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	31

Schedule of Investments	PIMCO REALPATH® Blend 2045 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 80.6%

MUTUAL FUNDS 80.2%

Vanguard Developed Markets Index Fund ‘Institutional’	5,045,470	$121,344

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,531,306	42,815

Vanguard Institutional Index Fund ‘Institutional’	498,006	238,485

Vanguard Small-Cap Index Fund ‘Institutional’	135,677	15,623

Total Mutual Funds (Cost $312,055)		418,267

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

U.S. TREASURY BILLS 0.4%
4.373% due 01/30/2025 - 03/20/2025 (a)(b)(e)	$2,063	2,047

Total Short-Term Instruments (Cost $2,047)		2,047

Total Investments in Securities (Cost $314,102)		420,314

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 19.2%

MUTUAL FUNDS (c) 14.5%

PIMCO Emerging Markets Local Currency and Bond Fund	1,343,471	$7,497

PIMCO High Yield Fund	19,770	159

PIMCO Income Fund	853,371	8,977

PIMCO International Bond Fund (U.S. Dollar-Hedged)	416,409	4,135

PIMCO Long-Term Real Return Fund	1,130,333	13,101

PIMCO Long-Term U.S. Government Fund	962,174	13,163

PIMCO Real Return Fund	903,122	9,004

PIMCO Total Return Fund	2,395,228	20,311

Total Mutual Funds (Cost $83,735)		76,347

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%

PIMCO Short-Term Floating NAV Portfolio III	2,524,418	$24,580

Total Short-Term Instruments (Cost $24,545)		24,580

Total Investments in Affiliates (Cost $108,280)		100,927

Total Investments 99.8% (Cost $422,382)		$521,241

Financial Derivative Instruments (d) (0.0)% (Cost or Premiums, net $0)		(77)

Other Assets and Liabilities, net 0.2%		934

Net Assets 100.0%		$522,098

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	15,650	4.365% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$7,398	$0	$7	$7	$0
MYI	Receive	FNRETR Index	189	4.730% (FEDL01 plus a specified spread)	Monthly	04/02/2025	4,695	0	(21)	0	(21)
	Receive	FNRETR Index	48	4.740% (FEDL01 plus a specified spread)	Monthly	04/02/2025	1,193	0	(5)	0	(5)
	Receive	FNRETR Index	530	4.750% (FEDL01 plus a specified spread)	Monthly	05/07/2025	13,167	0	(58)	0	(58)
	Receive	FNRETR Index	33	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025	820	0	0	0	0

Total Swap Agreements								$0	$(77)	$7	$(84)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$7	$7	$0	$0	$0	$0	$7	$0	$7
MYI	0	0	0	0	0	0	(84)	(84)	(84)	1,798	1,714

Total Over the Counter	$0	$0	$7	$7	$0	$0	$(84)	$(84)

32	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

(e)

Securities with an aggregate market value of $1,798 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$7	$0	$0	$0	$0	$7

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$84	$0	$0	$84

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(287)	$0	$1,312	$0	$0	$1,025

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$17	$0	$2	$0	$0	$19

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Mutual Funds	$418,267	$0	$0	$418,267
Short-Term Instruments
U.S. Treasury Bills	0	2,047	0	2,047

	$418,267	$2,047	$0	$420,314

Investments in Affiliates, at Value
Mutual Funds	76,347	0	0	76,347
Short-Term Instruments
Central Funds Used for Cash Management Purposes	24,580	0	0	24,580

	$100,927	$0	$0	$100,927

Total Investments	$519,194	$2,047	$0	$521,241

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financial Derivative Instruments - Assets
Over the counter	$0	$7	$0	$7

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(84)	$0	$(84)

Total Financial Derivative Instruments	$0	$(77)	$0	$(77)

Totals	$519,194	$1,970	$0	$521,164

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	33

Schedule of Investments	PIMCO REALPATH® Blend 2050 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 86.3%

MUTUAL FUNDS 85.9%

Vanguard Developed Markets Index Fund ‘Institutional’	5,038,892	$121,185

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,456,785	40,732

Vanguard Institutional Index Fund ‘Institutional’	480,181	229,949

Vanguard Small-Cap Index Fund ‘Institutional’	142,976	16,464

Total Mutual Funds (Cost $299,298)		408,330

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

U.S. TREASURY BILLS 0.4%
4.368% due 01/30/2025 - 03/27/2025 (a)(b)(e)	$1,730	1,716

Total Short-Term Instruments (Cost $1,716)		1,716

Total Investments in Securities (Cost $301,014)		410,046

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 12.5%

MUTUAL FUNDS (c) 8.9%

PIMCO Emerging Markets Local Currency and Bond Fund	485,835	$2,711

PIMCO Income Fund	505,272	5,315

PIMCO International Bond Fund (U.S. Dollar-Hedged)	238,285	2,366

PIMCO Long-Term Real Return Fund	599,722	6,951

PIMCO Long-Term U.S. Government Fund	569,400	7,789

PIMCO Real Return Fund	478,921	4,775

PIMCO Total Return Fund	1,475,782	12,515

Total Mutual Funds (Cost $47,059)		42,422

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%

PIMCO Short-Term Floating NAV Portfolio III	1,775,832	$17,291

Total Short-Term Instruments (Cost $17,264)		17,291

Total Investments in Affiliates (Cost $64,323)		59,713

Total Investments 98.8% (Cost $365,337)		$469,759

Financial Derivative Instruments (d) (0.0)% (Cost or Premiums, net $0)		(72)

Other Assets and Liabilities, net 1.2%		5,910

Net Assets 100.0%		$475,597

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	13,124	4.365% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$6,204	$0	$5	$5	$0

MYI	Receive	FNRETR Index	106	4.730% (FEDL01 plus a specified spread)	Monthly	04/02/2025	2,634	0	(12)	0	(12)
	Receive	FNRETR Index	24	4.740% (FEDL01 plus a specified spread)	Monthly	04/02/2025	596	0	(3)	0	(3)
	Receive	FNRETR Index	585	4.750% (FEDL01 plus a specified spread)	Monthly	05/07/2025	14,533	0	(62)	0	(62)
	Receive	FNRETR Index	34	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025	845	0	0	0	0

Total Swap Agreements								$0	$(72)	$5	$(77)

34	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$5	$5	$0	$0	$0	$0	$5	$0	$5
MYI	0	0	0	0	0	0	(77)	(77)	(77)	1,673	1,596

Total Over the Counter	$0	$0	$5	$5	$0	$0	$(77)	$(77)

(e)

Securities with an aggregate market value of $1,673 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$5	$0	$0	$0	$0	$5

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$77	$0	$0	$77

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(240)	$0	$1,206	$0	$0	$966

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$14	$0	$3	$0	$0	$17

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	35

Schedule of Investments	PIMCO REALPATH® Blend 2050 Fund	(Cont.)	December 31, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Mutual Funds	$408,330	$0	$0	$408,330
Short-Term Instruments
U.S. Treasury Bills	0	1,716	0	1,716

	$408,330	$1,716	$0	$410,046

Investments in Affiliates, at Value
Mutual Funds	42,422	0	0	42,422
Short-Term Instruments
Central Funds Used for Cash Management Purposes	17,291	0	0	17,291

	$59,713	$0	$0	$59,713

Total Investments	$468,043	$1,716	$0	$469,759

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financial Derivative Instruments - Assets
Over the counter	$0	$5	$0	$5

Financial Derivative Instruments Liabilities
Over the counter	$0	$(77)	$0	$(77)

Total Financial Derivative Instruments	$0	$(72)	$0	$(72)

Totals	$468,043	$1,644	$0	$469,687

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

36	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend 2055 Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.9%

MUTUAL FUNDS 88.5%

Vanguard Developed Markets Index Fund ‘Institutional’	4,451,499	$107,059

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,336,222	37,361

Vanguard Institutional Index Fund ‘Institutional’	436,105	208,842

Vanguard Small-Cap Index Fund ‘Institutional’	144,501	16,639

Total Mutual Funds (Cost $287,402)		369,901

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

U.S. TREASURY BILLS 0.4%
4.389% due 01/30/2025 - 03/20/2025 (a)(b)(e)	$1,503	1,492

Total Short-Term Instruments (Cost $1,492)		1,492

Total Investments in Securities (Cost $288,894)		371,393

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 10.5%

MUTUAL FUNDS (c) 6.2%

PIMCO Emerging Markets Local Currency and Bond Fund	231,469	$1,292

PIMCO Income Fund	332,276	3,495

PIMCO International Bond Fund (U.S. Dollar-Hedged)	109,839	1,091

PIMCO Long-Term Real Return Fund	368,517	4,271

PIMCO Long-Term U.S. Government Fund	288,017	3,940

PIMCO Real Return Fund	331,239	3,302

PIMCO Total Return Fund	974,746	8,266

Total Mutual Funds (Cost $28,076)		25,657

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%

PIMCO Short-Term Floating NAV Portfolio III	1,855,423	$18,067

Total Short-Term Instruments (Cost $18,034)		18,067

Total Investments in Affiliates (Cost $46,110)		43,724

Total Investments 99.4% (Cost $335,004)		$415,117

Financial Derivative Instruments (d) (0.0)% (Cost or Premiums, net $0)		(65)

Other Assets and Liabilities, net 0.6%		2,748

Net Assets 100.0%		$417,800

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	10,762	4.365% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$5,087	$0	$4	$4	$0
MYI	Receive	FNRETR Index	98	4.730% (FEDL01 plus a specified spread)	Monthly	04/02/2025	2,435	0	(11)	0	(11)
	Receive	FNRETR Index	7	4.740% (FEDL01 plus a specified spread)	Monthly	04/02/2025	174	0	(1)	0	(1)
	Receive	FNRETR Index	536	4.750% (FEDL01 plus a specified spread)	Monthly	05/07/2025	13,316	0	(57)	0	(57)
	Receive	FNRETR Index	37	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025	919	0	0	0	0

Total Swap Agreements								$0	$(65)	$4	$(69)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$4	$4	$0	$0	$0	$0	$4	$0	$4
MYI	0	0	0	0	0	0	(69)	(69)	(69)	1,492	1,423

Total Over the Counter	$0	$0	$4	$4	$0	$0	$(69)	$(69)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	37

Schedule of Investments	PIMCO REALPATH® Blend 2055 Fund	(Cont.)	December 31, 2024	(Unaudited)

(e)

Securities with an aggregate market value of $1,492 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$4	$0	$0	$0	$0	$4

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$69	$0	$0	$69

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(187)	$0	$1,029	$0	$0	$842

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$11	$0	$0	$0	$0	$11

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Mutual Funds	$369,901	$0	$0	$369,901
Short-Term Instruments
U.S. Treasury Bills	0	1,492	0	1,492

	$369,901	$1,492	$0	$371,393

Investments in Affiliates, at Value
Mutual Funds	25,657	0	0	25,657
Short-Term Instruments
Central Funds Used for Cash Management Purposes	18,067	0	0	18,067

	$43,724	$0	$0	$43,724

Total Investments	$413,625	$1,492	$0	$415,117

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financial Derivative Instruments - Assets
Over the counter	$0	$4	$0	$4

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(69)	$0	$(69)

Total Financial Derivative Instruments	$0	$(65)	$0	$(65)

Totals	$413,625	$1,427	$0	$415,052

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

38	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend 2060 Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.6%

MUTUAL FUNDS 90.2%

Vanguard Developed Markets Index Fund ‘Institutional’	2,803,754	$43,122

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	549,332	15,359

Vanguard Institutional Index Fund ‘Institutional’	179,111	85,776

Vanguard Small-Cap Index Fund ‘Institutional’	59,320	6,831

Total Mutual Funds (Cost $125,494)		151,088

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

U.S. TREASURY BILLS 0.4%
4.428% due 01/30/2025 - 03/20/2025 (a)(b)(e)	$598	595

Total Short-Term Instruments (Cost $594)		595

Total Investments in Securities (Cost $126,088)		151,683

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 9.3%

MUTUAL FUNDS (c) 4.6%

PIMCO Emerging Markets Local Currency and Bond Fund	88,378	$493

PIMCO Income Fund	98,855	1,040

PIMCO International Bond Fund (U.S. Dollar-Hedged)	24,709	245

PIMCO Long-Term Real Return Fund	102,033	1,183

PIMCO Long-Term U.S. Government Fund	91,338	1,249

PIMCO Real Return Fund	125,533	1,252

PIMCO Total Return Fund	280,437	2,378

Total Mutual Funds (Cost $8,180)		7,840

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%

PIMCO Short-Term Floating NAV Portfolio III	806,793	$7,856

Total Short-Term Instruments (Cost $7,847)		7,856

Total Investments in Affiliates (Cost $16,027)		15,696

Total Investments 99.9% (Cost $142,115)		$167,379

Financial Derivative Instruments (d) (0.0)% (Cost or Premiums, net $0)		(25)

Other Assets and Liabilities, net 0.1%		199

Net Assets 100.0%		$167,553

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	3,885	4.365% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$1,837	$0	$2	$2	$0

MYI	Receive	FNRETR Index	23	4.730% (FEDL01 plus a specified spread)	Monthly	04/02/2025	571	0	(3)	0	(3)
	Receive	FNRETR Index	47	4.740% (FEDL01 plus a specified spread)	Monthly	04/02/2025	1,168	0	(5)	0	(5)
	Receive	FNRETR Index	185	4.750% (FEDL01 plus a specified spread)	Monthly	05/07/2025	4,596	0	(19)	0	(19)

Total Swap Agreements								$0	$(25)	$2	$(27)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$2	$2	$0	$0	$0	$0	$2	$0	$2
MYI	0	0	0	0	0	0	(27)	(27)	(27)	595	568

Total Over the Counter	$0	$0	$2	$2	$0	$0	$(27)	$(27)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	39

Schedule of Investments	PIMCO REALPATH® Blend 2060 Fund	(Cont.)	December 31, 2024	(Unaudited)

(e)

Securities with an aggregate market value of $595 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$2	$0	$0	$0	$0	$2

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$27	$0	$0	$27

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$(1)	$0	$0	$(1)
Over the counter
Swap Agreements	$(66)	$0	$401	$0	$0	$335

	$(66)	$0	$400	$0	$0	$334

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$3	$0	$0	$0	$0	$3

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Mutual Funds	$151,088	$0	$0	$151,088
Short-Term Instruments
U.S. Treasury Bills	0	595	0	595

	$151,088	$595	$0	$151,683

Investments in Affiliates, at Value
Mutual Funds	7,840	0	0	7,840
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,856	0	0	7,856

	$15,696	$0	$0	$15,696

Total Investments	$166,784	$595	$0	$167,379

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financial Derivative Instruments - Assets
Over the counter	$0	$2	$0	$2

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(27)	$0	$(27)

Total Financial Derivative Instruments	$0	$(25)	$0	$(25)

Totals	$166,784	$570	$0	$167,354

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

40	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend 2065 Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 89.8%

MUTUAL FUNDS 89.8%

Vanguard Developed Markets Index Fund ‘Institutional’	347,551	$5,345

Vanguard Emerging Markets Stock Index Fund ‘Admiral’	52,233	1,921

Vanguard Institutional Index Fund ‘Institutional’	22,573	10,810

Vanguard Small-Cap Index Fund ‘Admiral’	7,790	897

Total Mutual Funds (Cost $16,395)		18,973

Total Investments in Securities (Cost $16,395)		18,973

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 8.9%

MUTUAL FUNDS (a) 3.8%

PIMCO Emerging Markets Local Currency and Bond Fund	9,809	$55

PIMCO Income Fund	7,324	77

PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,222	22

PIMCO Long-Term Real Return Fund	12,222	142

PIMCO Long-Term U.S. Government Fund	10,106	138

PIMCO Real Return Fund	14,732	147

PIMCO Total Return Fund	23,576	200

Total Mutual Funds (Cost $790)		781

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%

PIMCO Short-Term Floating NAV Portfolio III	109,488	$1,066

Total Short-Term Instruments (Cost $1,066)		1,066

Total Investments in Affiliates (Cost $1,856)		1,847

Total Investments 98.7% (Cost $18,251)		$20,820

Financial Derivative Instruments (b) (0.0)% (Cost or Premiums, net $0)		(3)

Other Assets and Liabilities, net 1.3%		276

Net Assets 100.0%		$21,093

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

(b) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability

GST	Receive	BERYTR Index	438	4.365% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$207	$0	$0	$0	$0

MYI	Receive	FNRETR Index	3	4.730% (FEDL01 plus a specified spread)	Monthly	04/02/2025	74	0	0	0	0

	Receive	FNRETR Index	14	4.740% (FEDL01 plus a specified spread)	Monthly	04/02/2025	348	0	(1)	0	(1)

	Receive	FNRETR Index	15	4.750% (FEDL01 plus a specified spread)	Monthly	05/07/2025	373	0	(2)	0	(2)

Total Swap Agreements								$0	$(3)	$0	$(3)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
MYI	$0	$0	$0	$0	$0	$0	$(3)	$(3)	$(3)	$0	$(3)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	41

Schedule of Investments	PIMCO REALPATH® Blend 2065 Fund	(Cont.)	December 31, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$3	$0	$0	$3

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(7)	$0	$49	$0	$0	$42

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Mutual Funds	$18,973	$0	$0	$18,973

	$18,973	$0	$0	$18,973

Investments in Affiliates, at Value
Mutual Funds	781	0	0	781
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,066	0	0	1,066

	$1,847	$0	$0	$1,847

Total Investments	$20,820	$0	$0	$20,820

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(3)	$0	$(3)

Total Financial Derivative Instruments	$0	$(3)	$0	$(3)

Totals	$20,820	$(3)	$0	$20,817

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

42	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend 2070 Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.9%

MUTUAL FUNDS 39.3%

Vanguard Developed Markets Index Fund ‘Admiral’	50,417	$774

Vanguard Emerging Markets Stock Index Fund ‘Admiral’	7,343	270

Vanguard Small-Cap Index Fund ‘Admiral’	1,172	135

Total Mutual Funds (Cost $1,179)		1,179

EXCHANGE-TRADED FUNDS 51.6%

Vanguard S&P 500 ETF	2,871	1,547

Total Exchange-Traded Funds (Cost $1,547)		1,547

Total Investments in Securities (Cost $2,726)		2,726

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.0%

MUTUAL FUNDS (a) 4.0%

PIMCO Emerging Markets Local Currency and Bond Fund	1,613	$9

PIMCO Income Fund	1,156	12

PIMCO International Bond Fund (U.S. Dollar-Hedged)	404	4

PIMCO Long-Term Real Return Fund	1,941	23

PIMCO Long-Term U.S. Government Fund	1,583	22

PIMCO Real Return Fund	2,207	22

PIMCO Total Return Fund	3,346	28

Total Mutual Funds (Cost $120)		120

Total Investments in Affiliates (Cost $120)		120

Total Investments 94.9% (Cost $2,846)		$2,846

Financial Derivative Instruments (b) (0.0)% (Cost or Premiums, net $0)		0

Other Assets and Liabilities, net 5.1%		154

Net Assets 100.0%		$3,000

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

(b) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	BERYTR Index	1	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/18/2025	$31	$0	$0	$0	$0
	Receive	FNRETR Index	1	5.220% (FEDL01 plus a specified spread)	Monthly	09/03/2025	124	0	0	0	0

Total Swap Agreements								$0	$0	$0	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
JPM	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	43

Schedule of Investments	PIMCO REALPATH® Blend 2070 Fund	(Cont.)	December 31, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$0	$0	$0	$0	$0

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$0	$0	$0	$0

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Mutual Funds	$1,179	$0	$0	$1,179
Exchange-Traded Funds	1,547	0	0	1,547

	$2,726	$0	$0	$2,726

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Mutual Funds	$120	$0	$0	$120

Total Investments	$2,846	$0	$0	$2,846

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

44	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend Income Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 34.9%

MUTUAL FUNDS 34.6%

Vanguard Developed Markets Index Fund ‘Institutional’	1,901,016	$29,238

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	417,553	11,675

Vanguard Institutional Index Fund ‘Institutional’	122,379	58,607

Vanguard Small-Cap Index Fund ‘Admiral’	20,289	2,337

Total Mutual Funds (Cost $68,025)		101,857

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.3%

U.S. TREASURY BILLS 0.3%
4.372% due 01/30/2025 - 03/20/2025 (a)(b)(f)	$975	967

Total Short-Term Instruments (Cost $967)		967

Total Investments in Securities (Cost $68,992)		102,824

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 65.1%

MUTUAL FUNDS (c) 60.0%

PIMCO Emerging Markets Local Currency and Bond Fund	1,766,958	$9,860

PIMCO High Yield Fund	332,326	2,665

PIMCO Income Fund	3,251,350	34,204

PIMCO International Bond Fund (U.S. Dollar-Hedged)	891,876	8,856

PIMCO Long-Term Real Return Fund	2,356,653	27,314

PIMCO Long-Term U.S. Government Fund	1,754,785	24,006

PIMCO Real Return Fund	1,500,757	14,962

PIMCO Total Return Fund	6,473,266	54,893

Total Mutual Funds (Cost $193,764)		176,760

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%

PIMCO Short-Term Floating NAV Portfolio III	1,533,622	$14,933

Total Short-Term Instruments (Cost $14,926)		14,933

Total Investments in Affiliates (Cost $208,690)		191,693

Total Investments 100.0% (Cost $277,682)		$294,517

Financial Derivative Instruments (d)(e) 0.1% (Cost or Premiums, net $1,270)		475

Other Assets and Liabilities, net (0.1)%		(377)

Net Assets 100.0%		$294,615

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDEXES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	4,075.000	03/21/2025	65	$7	$414	$45
Put - CBOE S&P 500	4,500.000	06/20/2025	69	7	432	205
Put - CBOE S&P 500	4,825.000	09/19/2025	60	6	662	414

Total Purchased Options					$1,508	$664

WRITTEN OPTIONS:

OPTIONS ON INDEXES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	3,825.000	09/19/2025	60	$6	$(238)	$(150)

Total Written Options					$(238)	$(150)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$664	$0	$0	$664	$(150)	$0	$0	$(150)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	45

Schedule of Investments	PIMCO REALPATH® Blend Income Fund	(Cont.)

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	12,455	4.365% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$5,888	$0	$5	$5	$0
MYI	Receive	FNRETR Index	68	4.730% (FEDL01 plus a specified spread)	Monthly	04/02/2025	1,689	0	(7)	0	(7)
	Receive	FNRETR Index	347	4.750% (FEDL01 plus a specified spread)	Monthly	05/07/2025	8,621	0	(37)	0	(37)
	Receive	FNRETR Index	22	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025	546	0	0	0	0

Total Swap Agreements								$0	$(39)	$5	$(44)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$5	$5	$0	$0	$0	$0	$5	$0	$5
MYI	0	0	0	0	0	0	(44)	(44)	(44)	967	923

Total Over the Counter	$0	$0	$5	$5	$0	$0	$(44)	$(44)

(f)

Securities with an aggregate market value of $967 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$664	$0	$0	$664

Over the counter
Swap Agreements	$5	$0	$0	$0	$0	$5

	$5	$0	$664	$0	$0	$669

46	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$150	$0	$0	$150

Over the counter
Swap Agreements	$0	$0	$44	$0	$0	$44

	$0	$0	$194	$0	$0	$194

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(848)	$0	$0	$(848)

Over the counter
Swap Agreements	$(254)	$0	$848	$0	$0	$594

	$(254)	$0	$0	$0	$0	$(254)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$121	$0	$0	$121
Written Options	0	0	88	0	0	88

	$0	$0	$209	$0	$0	$209

Over the counter
Swap Agreements	$14	$0	$8	$0	$0	$22

	$14	$0	$217	$0	$0	$231

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Mutual Funds	$101,857	$0	$0	$101,857
Short-Term Instruments
U.S. Treasury Bills	0	967	0	967

	$101,857	$967	$0	$102,824

Investments in Affiliates, at Value
Mutual Funds	176,760	0	0	176,760
Short-Term Instruments
Central Funds Used for Cash Management Purposes	14,933	0	0	14,933

	$191,693	$0	$0	$191,693

Total Investments	$293,550	$967	$0	$294,517

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$664	$0	$664
Over the counter	0	5	0	5

	$0	$669	$0	$669

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(150)	0	(150)
Over the counter	0	(44)	0	(44)

	$0	$(194)	$0	$(194)

Total Financial Derivative Instruments	$0	$475	$0	$475

Totals	$293,550	$1,442	$0	$294,992

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	47

Notes to Financial Statements

1. ORGANIZATION

PIMCO Equity Series (the “Trust”) was established as a Delaware statutory trust on March 30, 2010. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class and Class A shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Each Fund may invest substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”).

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or

48	PIMCO EQUITY SERIES

December 31, 2024	(Unaudited)

non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest directly or indirectly through investments in Underlying Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO REALPATH® Blend 2025 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2030 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2035 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2040 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2045 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2050 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2055 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2060 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2065 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2070 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend Income Fund	Quarterly	Quarterly

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	49

Notes to Financial Statements	(Cont.)

under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data

50	PIMCO EQUITY SERIES

December 31, 2024	(Unaudited)

for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	51

Notes to Financial Statements	(Cont.)

by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted

52	PIMCO EQUITY SERIES

December 31, 2024	(Unaudited)

markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest substantially all or a significant portion of its assets in Underlying PIMCO Funds and Acquired Funds. The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may also invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

PIMCO REALPATH® Blend 2025 Fund
Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$14,865	$1,120	$(2,170)	$(234)	$93	$13,674	$548	$0

PIMCO High Yield Fund	4,013	127	(334)	9	37	3,852	127	0

PIMCO Income Fund	50,233	3,731	(6,047)	(549)	769	48,137	1,533	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	12,999	915	(1,605)	(109)	263	12,463	300	74

PIMCO Long-Term Real Return Fund	42,250	2,390	(5,006)	(2,973)	1,789	38,450	620	0

PIMCO Long-Term U.S. Government Fund	37,410	2,004	(4,718)	(1,040)	137	33,793	601	0

PIMCO Real Return Fund	22,715	739	(2,466)	(380)	454	21,062	255	0

PIMCO Short-Term Floating NAV Portfolio III	22,229	57,042	(58,600)	12	3	20,686	546	0

PIMCO Total Return Fund	79,792	6,813	(9,363)	(750)	765	77,257	1,829	0

Totals	$286,506	$74,881	$(90,309)	$(6,014)	$4,310	$269,374	$6,359	$74

PIMCO REALPATH® Blend 2030 Fund
Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$16,090	$1,436	$(2,283)	$(136)	$(13)	$15,094	$604	$0

PIMCO High Yield Fund	4,102	131	(355)	8	39	3,925	130	0

PIMCO Income Fund	45,922	2,576	(5,202)	(476)	673	43,493	1,421	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	11,223	329	(975)	(76)	210	10,711	265	66

PIMCO Long-Term Real Return Fund	51,769	5,845	(6,360)	(2,208)	690	49,736	772	0

PIMCO Long-Term U.S. Government Fund	46,869	5,318	(5,695)	(1,056)	(131)	45,305	765	0

PIMCO Real Return Fund	24,266	1,386	(2,523)	(271)	337	23,195	278	0

PIMCO Short-Term Floating NAV Portfolio III	31,153	48,841	(52,800)	9	17	27,220	749	0

PIMCO Total Return Fund	67,957	4,018	(7,742)	(618)	599	64,214	1,585	0

Totals	$299,351	$69,880	$(83,935)	$(4,824)	$2,421	$282,893	$6,569	$66

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	53

Notes to Financial Statements	(Cont.)

PIMCO REALPATH® Blend 2035 Fund
Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$13,265	$1,249	$(1,901)	$(103)	$(55)	$12,455	$509	$0

PIMCO High Yield Fund	2,964	96	0	0	33	3,093	96	0

PIMCO Income Fund	35,765	3,292	(3,471)	(218)	352	35,720	1,122	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	8,359	249	(440)	(39)	141	8,270	200	51

PIMCO Long-Term Real Return Fund	40,762	5,519	(4,608)	(822)	(461)	40,390	612	0

PIMCO Long-Term U.S. Government Fund	34,356	5,663	(3,787)	(449)	(516)	35,267	569	0

PIMCO Real Return Fund	18,981	1,579	(1,637)	(177)	215	18,961	220	0

PIMCO Short-Term Floating NAV Portfolio III	32,876	41,647	(44,600)	13	17	29,953	854	0

PIMCO Total Return Fund	54,550	4,682	(4,993)	(257)	198	54,180	1,288	0

Totals	$241,878	$63,976	$(65,437)	$(2,052)	$(76)	$238,289	$5,470	$51

PIMCO REALPATH® Blend 2040 Fund
Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$9,633	$368	$(713)	$(34)	$(90)	$9,164	$370	$0

PIMCO High Yield Fund	1,402	45	0	0	16	1,463	45	0

PIMCO Income Fund	19,750	2,395	(1,574)	(81)	153	20,643	625	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	6,334	188	(454)	(37)	114	6,145	151	38

PIMCO Long-Term Real Return Fund	24,640	4,316	(2,661)	(390)	(410)	25,495	374	0

PIMCO Long-Term U.S. Government Fund	18,523	2,307	(2,157)	(247)	(246)	18,180	307	0

PIMCO Real Return Fund	11,510	130	(442)	(60)	85	11,223	134	0

PIMCO Short-Term Floating NAV Portfolio III	28,752	44,110	(47,800)	13	10	25,085	716	0

PIMCO Total Return Fund	32,522	3,664	(3,111)	(41)	(10)	33,024	779	0

Totals	$153,066	$57,523	$(58,912)	$(877)	$(378)	$150,422	$3,501	$38

PIMCO REALPATH® Blend 2045 Fund
Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$6,555	$1,432	$(387)	$(22)	$(81)	$7,497	$259	$0

PIMCO High Yield Fund	152	5	0	0	2	159	5	0

PIMCO Income Fund	8,677	565	(295)	(3)	33	8,977	279	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	3,966	121	0	0	48	4,135	96	25

PIMCO Long-Term Real Return Fund	12,330	1,569	(389)	(22)	(387)	13,101	188	0

PIMCO Long-Term U.S. Government Fund	12,647	1,934	(1,077)	(182)	(159)	13,163	211	0

PIMCO Real Return Fund	8,461	528	0	0	15	9,004	99	0

PIMCO Short-Term Floating NAV Portfolio III	24,861	43,596	(43,900)	15	8	24,580	701	0

PIMCO Total Return Fund	19,427	1,982	(1,069)	(11)	(18)	20,311	467	0

Totals	$97,076	$51,732	$(47,117)	$(225)	$(539)	$100,927	$2,305	$25

54	PIMCO EQUITY SERIES

December 31, 2024	(Unaudited)

PIMCO REALPATH® Blend 2050 Fund
Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$2,412	$337	$0	$0	$(38)	$2,711	$95	$0

PIMCO Income Fund	5,134	163	0	0	18	5,315	165	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,269	69	0	0	28	2,366	55	14

PIMCO Long-Term Real Return Fund	6,638	540	0	0	(227)	6,951	102	0

PIMCO Long-Term U.S. Government Fund	7,288	720	0	0	(219)	7,789	123	0

PIMCO Real Return Fund	4,712	54	0	0	9	4,775	55	0

PIMCO Short-Term Floating NAV Portfolio III	20,965	38,407	(42,100)	12	7	17,291	613	0

PIMCO Total Return Fund	12,030	897	(392)	(3)	(17)	12,515	291	0

Totals	$61,448	$41,187	$(42,492)	$9	$(439)	$59,713	$1,499	$14

PIMCO REALPATH® Blend 2055 Fund
Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$1,262	$50	$0	$0	$(20)	$1,292	$50	$0

PIMCO Income Fund	3,376	108	0	0	11	3,495	108	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,046	32	0	0	13	1,091	25	7

PIMCO Long-Term Real Return Fund	3,953	453	0	0	(135)	4,271	61	0

PIMCO Long-Term U.S. Government Fund	3,709	342	0	0	(111)	3,940	63	0

PIMCO Real Return Fund	3,259	37	0	0	6	3,302	38	0

PIMCO Short-Term Floating NAV Portfolio III	17,828	29,722	(29,500)	4	13	18,067	525	0

PIMCO Total Return Fund	7,674	878	(271)	(4)	(11)	8,266	187	0

Totals	$42,107	$31,622	$(29,771)	$0	$(234)	$43,724	$1,057	$7

PIMCO REALPATH® Blend 2060 Fund
Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$482	$19	$0	$0	$(8)	$493	$19	$0

PIMCO Income Fund	919	119	0	0	2	1,040	31	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	235	7	0	0	3	245	6	2

PIMCO Long-Term Real Return Fund	1,206	18	0	0	(41)	1,183	18	0

PIMCO Long-Term U.S. Government Fund	1,174	114	0	0	(39)	1,249	20	0

PIMCO Real Return Fund	1,115	138	0	0	(1)	1,252	13	0

PIMCO Short-Term Floating NAV Portfolio III	8,534	17,916	(18,600)	2	4	7,856	218	0

PIMCO Total Return Fund	2,230	155	0	0	(7)	2,378	55	0

Totals	$15,895	$18,486	$(18,600)	$2	$(87)	$15,696	$380	$2

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	55

Notes to Financial Statements	(Cont.)

PIMCO REALPATH® Blend 2065 Fund
Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$54	$2	$0	$0	$(1)	$55	$2	$0

PIMCO Income Fund	77	15	(15)	0	0	77	3	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	21	1	0	0	0	22	1	0

PIMCO Long-Term Real Return Fund	137	35	(26)	(2)	(2)	142	2	0

PIMCO Long-Term U.S. Government Fund	129	36	(22)	(2)	(3)	138	2	0

PIMCO Real Return Fund	136	37	(26)	0	0	147	2	0

PIMCO Short-Term Floating NAV Portfolio III	1,038	5,127	(5,100)	1	0	1,066	27	0

PIMCO Total Return Fund	174	52	(26)	0	0	200	4	0

Totals	$1,766	$5,305	$(5,215)	$(3)	$(6)	$1,847	$43	$0

PIMCO REALPATH® Blend 2070 Fund
Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$0	$9	$0	$0	$0	$9	$0	$0

PIMCO Income Fund	0	12	0	0	0	12	0	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	0	4	0	0	0	4	0	0

PIMCO Long-Term Real Return Fund	0	23	0	0	0	23	0	0

PIMCO Long-Term U.S. Government Fund	0	22	0	0	0	22	0	0

PIMCO Real Return Fund	0	22	0	0	0	22	0	0

PIMCO Total Return Fund	0	28	0	0	0	28	0	0

Totals	$0	$120	$0	$0	$0	$120	$0	$0

PIMCO REALPATH® Blend Income Fund
Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$11,142	$402	$(1,593)	$(179)	$88	$9,860	$405	$0

PIMCO High Yield Fund	3,131	94	(595)	15	20	2,665	94	0

PIMCO Income Fund	39,019	1,161	(6,157)	(656)	837	34,204	1,171	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	9,988	285	(1,536)	(124)	243	8,856	230	57

PIMCO Long-Term Real Return Fund	30,777	1,403	(4,042)	(3,115)	2,291	27,314	447	0

PIMCO Long-Term U.S. Government Fund	27,060	1,327	(3,765)	(1,104)	488	24,006	430	0

PIMCO Real Return Fund	16,969	183	(2,248)	(284)	342	14,962	189	0

PIMCO Short-Term Floating NAV Portfolio III	17,245	48,376	(50,700)	13	(1)	14,933	380	0

PIMCO Total Return Fund	62,496	1,401	(9,046)	(1,600)	1,642	54,893	1,414	0

Totals	$217,827	$54,632	$(79,682)	$(7,034)	$5,950	$191,693	$4,760	$57

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

56	PIMCO EQUITY SERIES

December 31, 2024	(Unaudited)

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Exchange-Traded Funds typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with their own operations. Investments in ETFs entail certain risks; in particular, investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	57

Notes to Financial Statements	(Cont.)

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Options on Indexes (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

(b) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

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December 31, 2024	(Unaudited)

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO RealPath® Blend 2025 Fund	PIMCO RealPath® Blend 2030 Fund	PIMCO RealPath® Blend 2035 Fund	PIMCO RealPath® Blend 2040 Fund	PIMCO RealPath® Blend 2045 Fund	PIMCO RealPath® Blend 2050 Fund	PIMCO RealPath® Blend 2055 Fund	PIMCO RealPath® Blend 2060 Fund	PIMCO RealPath® Blend 2065 Fund	PIMCO RealPath® Blend 2070 Fund	PIMCO RealPath® Blend Income Fund

Allocation	X	X	X	X	X	X	X	X	X	X	X

Acquired Fund	X	X	X	X	X	X	X	X	X	X	X

New Fund	—	—	—	—	—	—	—	—	—	X	—

Small Fund	—	—	—	—	—	—	—	—	X	X	—

Equity	X	X	X	X	X	X	X	X	X	X	X

Value Investing	X	X	X	X	X	X	X	X	X	X	X

Interest Rate	X	X	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X	X	X	X

High Yield and Distressed Company	X	X	X	X	X	X	X	X	X	X	X

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Notes to Financial Statements	(Cont.)

Risks	PIMCO RealPath® Blend 2025 Fund	PIMCO RealPath® Blend 2030 Fund	PIMCO RealPath® Blend 2035 Fund	PIMCO RealPath® Blend 2040 Fund	PIMCO RealPath® Blend 2045 Fund	PIMCO RealPath® Blend 2050 Fund	PIMCO RealPath® Blend 2055 Fund	PIMCO RealPath® Blend 2060 Fund	PIMCO RealPath® Blend 2065 Fund	PIMCO RealPath® Blend 2070 Fund	PIMCO RealPath® Blend Income Fund

Market	X	X	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	X	X	X

Commodity	X	X	X	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset Backed Securities	X	X	X	X	X	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X	X	X	X

Real Estate	X	X	X	X	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X	X	X	X	X	X

Small-Cap and Mid-Cap Company	X	X	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X	X	X	X

Tax	X	X	X	X	X	X	X	X	X	X	X

Subsidiary	X	X	X	X	X	X	X	X	X	X	X

Convertible Securities	X	X	X	X	X	X	X	X	X	X	X

Exchange-Traded Fund	X	X	X	X	X	X	X	X	X	X	X

LIBOR Transition	X	X	X	X	X	X	X	X	X	X	X

A Fund is generally subject to a different level and amount of risk relative to its target date and time horizon. The principal risks of investing in a Fund include risks from direct investments and/or, for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

The following risks are principal risks of investing in a Fund.

Allocation Risk is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. In addition, a Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

The following risks are principal risks of investing in a Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

New Fund Risk is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it

60	PIMCO EQUITY SERIES

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continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, a Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield and Distressed Company Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Commodity Risk is the risk that investing in commodity-linked derivative instruments may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments.

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Notes to Financial Statements	(Cont.)

Mortgage-Related and Other Asset-Backed Securities Risk is the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject a Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Small-Cap and Mid-Cap Company Risk is the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a “Subsidiary”), a Fund is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not track the performance of the index it is designed to track,

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among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory

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Notes to Financial Statements	(Cont.)

fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements,

64	PIMCO EQUITY SERIES

December 31, 2024	(Unaudited)

collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class A	Class R
PIMCO REALPATH® Blend 2025 Fund	0.01%	0.02%	0.22%	N/A
PIMCO REALPATH® Blend 2030 Fund	0.01%	0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2035 Fund	0.02%	0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2040 Fund	0.03%	0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2045 Fund	0.03%	0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2050 Fund	0.03%	0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2055 Fund	0.03%	0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2060 Fund	0.03%	0.02%	0.22%	N/A
PIMCO REALPATH® Blend 2065 Fund	0.03%	0.02%	0.22%	N/A
PIMCO REALPATH® Blend 2070 Fund(1)	0.03%	0.02%	0.22%	N/A
PIMCO REALPATH® Blend Income Fund	0.01%	0.02%	0.22%	0.27%	*

*	This particular share class has been registered with the SEC, but was not operational during the period ended December 31, 2024.
(1)	The Fund commenced operations on December 31, 2024.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.25% for Class R shares and in connection with personal services rendered to Class A and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and

Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Distribution Fee		Servicing Fee

Class A	—		0.25%

Class R	0.25%	*	0.25%	*

*	This particular share class has been registered with the SEC, but was not operational during the period ended December 31, 2024.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	65

Notes to Financial Statements	(Cont.)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended December 31, 2024, the Distributor retained $21,724 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2025 (for all Funds except PIMCO RealPath® Blend 2070 Fund) or October 31, 2026 (for PIMCO RealPath® Blend 2070 Fund), to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO as of December 31, 2024 were as follows (amounts in thousands†):

	Expiring within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO RealPath® Blend 2025 Fund	$0	$0	$20	$20

PIMCO RealPath® Blend 2030 Fund	0	0	22	22

PIMCO RealPath® Blend 2035 Fund	0	0	18	18

PIMCO RealPath® Blend 2040 Fund	0	0	20	20

PIMCO RealPath® Blend 2045 Fund	0	0	20	20

PIMCO RealPath® Blend 2050 Fund	0	0	23	23

PIMCO RealPath® Blend 2055 Fund	0	0	9	9

PIMCO RealPath® Blend 2060 Fund	0	0	1	1

PIMCO RealPath® Blend 2065 Fund	0	119	1	120

PIMCO RealPath® Blend Income Fund	0	4	16	20

†	A zero balance may reflect actual amounts rounding to less than one thousand.

66	PIMCO EQUITY SERIES

December 31, 2024	(Unaudited)

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Funds, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Funds’ assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds Fund, an investor will indirectly bear fees and expenses charged by Acquired Funds (and may indirectly bear a portion of the fees and expenses charged by Underlying PIMCO Funds to the extent such fees and expenses are not waived or reimbursed pursuant to applicable waiver and reimbursement agreements) in addition to each Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust

(including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO REALPATH® Blend 2025 Fund	$0	$0	$23,416	$73,303

PIMCO REALPATH® Blend 2030 Fund	0	0	30,714	94,559

PIMCO REALPATH® Blend 2035 Fund	0	0	41,574	94,988

PIMCO REALPATH® Blend 2040 Fund	0	0	35,336	84,121

PIMCO REALPATH® Blend 2045 Fund	0	0	32,246	58,331

PIMCO REALPATH® Blend 2050 Fund	0	0	24,721	42,568

PIMCO REALPATH® Blend 2055 Fund	0	0	23,421	26,828

PIMCO REALPATH® Blend 2060 Fund	0	0	13,268	10,174

PIMCO REALPATH® Blend 2065 Fund	0	0	6,513	5,404

PIMCO REALPATH® Blend 2070 Fund	0	0	0	0

PIMCO REALPATH® Blend Income Fund	0	0	9,256	50,002

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	67

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO REALPATH® Blend 2025 Fund						PIMCO REALPATH® Blend 2030 Fund

	Six Months Ended 12/31/2024 (Unaudited)		Year Ended 06/30/2024				Six Months Ended 12/31/2024 (Unaudited)		Year Ended 06/30/2024

	Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount
Receipts for shares sold

Institutional Class	2,209	$27,242	11,025		$126,307		2,883	$38,648	12,783		$157,234

Administrative Class	N/A	N/A	59	(b)	675	(b)	N/A	N/A	56	(b)	694	(b)

Class A	13	161	45		525		28	371	70		857
Issued as reinvestment of distributions

Institutional Class	916	11,108	1,538		18,124		1,000	13,206	1,642		20,747

Administrative Class	N/A	N/A	15	(b)	170	(b)	N/A	N/A	11	(b)	128	(b)

Class A	12	147	19		221		14	180	23		282
Cost of shares redeemed

Institutional Class	(7,148)	(88,144)	(9,212)		(106,982)		(8,810)	(118,096)	(8,988)		(111,730)

Administrative Class	N/A	N/A	(2,538	)(b)	(27,734	)(b)	N/A	N/A	(2,192	)(b)	(25,374	)(b)

Class A	(25)	(310)	(70)		(804)		(65)	(865)	(129)		(1,601)

Net increase (decrease) resulting from Fund share transactions	(4,023)	$(49,796)	881		$10,502		(4,950)	$(66,556)	3,276		$41,237

	PIMCO REALPATH® Blend 2035 Fund						PIMCO REALPATH® Blend 2040 Fund

	Six Months Ended 12/31/2024 (Unaudited)		Year Ended 06/30/2024				Six Months Ended 12/31/2024 (Unaudited)		Year Ended 06/30/2024

	Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount
Receipts for shares sold

Institutional Class	3,253	$47,545	14,257		$187,968		2,396	$37,232	12,170		$168,978

Administrative Class	N/A	N/A	93	(b)	1,195	(b)	N/A	N/A	146	(b)	1,907	(b)

Class A	51	738	79		1,054		53	807	80		1,091
Issued as reinvestment of distributions

Institutional Class	1,152	16,633	1,418		19,260		890	13,642	1,122		15,997

Administrative Class	N/A	N/A	11	(b)	141	(b)	N/A	N/A	6	(b)	80	(b)

Class A	17	244	18		247		16	242	17		245
Cost of shares redeemed

Institutional Class	(7,936)	(116,292)	(7,777)		(104,854)		(6,418)	(99,930)	(8,804)		(125,442)

Administrative Class	N/A	N/A	(2,662	)(b)	(32,821	)(b)	N/A	N/A	(1,673	)(b)	(21,480	)(b)

Class A	(28)	(409)	(104)		(1,336)		(41)	(628)	(97)		(1,312)

Net increase (decrease) resulting from Fund share transactions	(3,491)	$(51,541)	5,333		$70,854		(3,104)	$(48,635)	2,967		$40,064

	PIMCO REALPATH® Blend 2045 Fund						PIMCO REALPATH® Blend 2050 Fund

	Six Months Ended 12/31/2024 (Unaudited)		Year Ended 06/30/2024				Six Months Ended 12/31/2024 (Unaudited)		Year Ended 06/30/2024

	Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount
Receipts for shares sold

Institutional Class	2,637	$42,460	10,806		$153,461		2,512	$41,355	10,312		$149,304

Administrative Class	N/A	N/A	54	(b)	738	(b)	N/A	N/A	39	(b)	549	(b)

Class A	60	963	95		1,322		97	1,563	308		4,435
Issued as reinvestment of distributions

Institutional Class	964	15,385	969		14,217		967	15,875	861		12,870

Administrative Class	N/A	N/A	7	(b)	99	(b)	N/A	N/A	4	(b)	57	(b)

Class A	14	214	10		151		23	377	13		189
Cost of shares redeemed

Institutional Class	(4,980)	(80,260)	(8,426)		(124,773)		(4,264)	(70,444)	(9,741)		(148,830)

Administrative Class	N/A	N/A	(1,941	)(b)	(25,571	)(b)	N/A	N/A	(1,337	)(b)	(17,866	)(b)

Class A	(22)	(357)	(21)		(303)		(25)	(416)	(38)		(563)

Net increase (decrease) resulting from Fund share transactions	(1,327)	$(21,595)	1,553		$19,341		(690)	$(11,690)	421		$145

68	PIMCO EQUITY SERIES

December 31, 2024	(Unaudited)

	PIMCO REALPATH® Blend 2055 Fund						PIMCO REALPATH® Blend 2060 Fund

	Six Months Ended 12/31/2024 (Unaudited)		Year Ended 06/30/2024				Six Months Ended 12/31/2024 (Unaudited)		Year Ended 06/30/2024

	Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount
Receipts for shares sold

Institutional Class	2,620	$44,129	10,569		$154,810		2,120	$27,993	7,077		$81,707

Administrative Class	N/A	N/A	75	(b)	1,069	(b)	N/A	N/A	44	(b)	483	(b)

Class A	142	2,345	228		3,403		10	138	11		125
Issued as reinvestment of distributions

Institutional Class	760	12,711	668		10,097		310	4,066	241		2,884

Administrative Class	N/A	N/A	4	(b)	53	(b)	N/A	N/A	0	(b)	4	(b)

Class A	15	252	8		116		2	22	1		15
Cost of shares redeemed

Institutional Class	(3,379)	(57,002)	(6,657)		(102,552)		(2,120)	(28,071)	(2,443)		(28,900)

Administrative Class	N/A	N/A	(1,157	)(b)	(15,657	)(b)	N/A	N/A	(154	)(b)	(1,618	)(b)

Class A	(41)	(680)	(44)		(659)		(5)	(62)	(19)		(223)

Net increase (decrease) resulting from Fund share transactions	117	$1,755	3,694		$50,680		317	$4,086	4,758		$54,477

	PIMCO REALPATH® Blend 2065 Fund						PIMCO REALPATH® Blend 2070 Fund

	Six Months Ended 12/31/2024 (Unaudited)		Year Ended 06/30/2024				Inception date through 12/31/2024(a)

	Shares	Amount	Shares		Amount		Shares	Amount
Receipts for shares sold

Institutional Class	580	$7,764	1,241		$14,640		299	$2,990

Administrative Class	N/A	N/A	0	(b)	0	(b)	N/A	N/A

Class A	4	60	12		138		1	10
Issued as reinvestment of distributions

Institutional Class	52	690	21		248		0	0

Administrative Class	N/A	N/A	0	(b)	2	(b)	N/A	N/A

Class A	1	8	0		3		0	0
Cost of shares redeemed

Institutional Class	(511)	(6,904)	(217)		(2,659)		0	0

Administrative Class	N/A	N/A	(10	)(b)	(130	)(b)	N/A	N/A

Class A	(2)	(25)	(6)		(66)		0	0

Net increase (decrease) resulting from Fund share transactions	124	$1,593	1,041		$12,176		300	$3,000

	PIMCO REALPATH® Blend Income Fund

	Six Months Ended 12/31/2024 (Unaudited)		Year Ended 06/30/2024

	Shares	Amount	Shares		Amount
Receipts for shares sold

Institutional Class	1,824	$21,334	8,093		$87,848

Administrative Class	N/A	N/A	42	(b)	461	(b)

Class A	13	155	34		375
Issued as reinvestment of distributions

Institutional Class	590	6,770	1,231		13,773

Administrative Class	N/A	N/A	17	(b)	189	(b)

Class A	33	376	68		753
Cost of shares redeemed

Institutional Class	(5,946)	(69,381)	(8,283)		(91,574)

Administrative Class	N/A	N/A	(2,558	)(b)	(26,794	)(b)

Class A	(155)	(1,803)	(459)		(4,991)

Net increase (decrease) resulting from Fund share transactions	(3,641)	$(42,549)	(1,815)		$(19,960)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Fund was December 31, 2024.
(b)	Administrative Class Shares liquidated at the close of business on June 21, 2024.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	69

Notes to Financial Statements	(Cont.)

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of December 31, 2024. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO RealPath® Blend 2025 Fund	3	0	68%	0%

PIMCO RealPath® Blend 2030 Fund	3	0	65%	0%

PIMCO RealPath® Blend 2035 Fund	2	0	57%	0%

PIMCO RealPath® Blend 2040 Fund	3	0	68%	0%

PIMCO RealPath® Blend 2045 Fund	3	0	64%	0%

PIMCO RealPath® Blend 2050 Fund	4	0	75%	0%

PIMCO RealPath® Blend 2055 Fund	3	0	68%	0%

PIMCO RealPath® Blend 2060 Fund	3	0	69%	0%

PIMCO RealPath® Blend 2065 Fund	2	0	69%	0%

PIMCO RealPath® Blend 2070 Fund	0	1	0%	100%

PIMCO RealPath® Blend Income Fund	2	0	55%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended June 30, 2024, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO RealPath® Blend 2025 Fund	$4,337	$1,654

PIMCO RealPath® Blend 2030 Fund	5,872	382

PIMCO RealPath® Blend 2035 Fund	498	0

PIMCO RealPath® Blend 2040 Fund	0	0

PIMCO RealPath® Blend 2045 Fund	0	0

PIMCO RealPath® Blend 2050 Fund	0	0

PIMCO RealPath® Blend 2055 Fund	0	0

PIMCO RealPath® Blend 2060 Fund	0	0

PIMCO RealPath® Blend 2065 Fund	0	0

PIMCO RealPath® Blend Income Fund	3,663	4,094

†	A zero balance may reflect actual amounts rounding to less than one thousand.

70	PIMCO EQUITY SERIES

December 31, 2024	(Unaudited)

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO REALPATH® Blend 2025 Fund	$394,398	$44,845	$(24,091)	$20,754

PIMCO REALPATH® Blend 2030 Fund	508,461	78,608	(26,609)	51,999

PIMCO REALPATH® Blend 2035 Fund	530,126	94,134	(17,756)	76,378

PIMCO REALPATH® Blend 2040 Fund	447,259	100,906	(11,639)	89,267

PIMCO REALPATH® Blend 2045 Fund	422,382	106,397	(7,615)	98,782

PIMCO REALPATH® Blend 2050 Fund	365,337	109,143	(4,793)	104,350

PIMCO REALPATH® Blend 2055 Fund	335,004	82,624	(2,576)	80,048

PIMCO REALPATH® Blend 2060 Fund	142,115	25,633	(394)	25,239

PIMCO REALPATH® Blend 2065 Fund	18,251	2,583	(17)	2,566

PIMCO REALPATH® Blend 2070 Fund	2,846	0	0	0

PIMCO REALPATH® Blend Income Fund	278,952	34,044	(18,004)	16,040

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

16. SUBSEQUENT EVENTS

On August 22, 2024, the Board approved a proposal to reorganize the PIMCO REALPATH® 2025 Fund (the “Target Fund”) with and into the PIMCO REALPATH® Blend Income Fund (the “Acquiring Fund”). Holders of the Institutional Class and Class A shares of the Target Fund received Institutional Class and Class A shares, respectively, of the Acquiring Fund (the “Reorganization”). The Reorganization did not require shareholder approval, and the shareholders were not asked to vote on the Reorganization. Under the Reorganization: (i) the assets of the Target Fund were transferred to the Acquiring Fund in exchange solely for shares of the Acquiring Fund and the assumption of the Target Fund’s liabilities; and (ii) the shares of the Acquiring Fund received by the Target Fund were distributed by the Target Fund to its shareholders in complete liquidation of the Target Fund and in cancellation of all of the Target Fund’s shares. The Reorganization occurred on January 10, 2025.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	71

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

GST	Goldman Sachs International	JPM	JP Morgan Chase Bank N.A.	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

USD (or $)	United States Dollar

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BERYTR	Bloomberg Enhanced Roll Yield Total Return Index	FNRETR	FTSE Nareit Equity REITs Total Return Index	S&P 500	Standard & Poor’s 500 Index

FEDL01	Federal funds effective rate

Other Abbreviations:

TBA	To-Be-Announced

72	PIMCO EQUITY SERIES

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO REALPATH® Blend 2025 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.1079	$0.0000	$0.0000	$0.1079

December 2024	$0.2081	$0.0000	$0.0094	$0.2175

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0970	$0.0000	$0.0000	$0.0970

December 2024	$0.1925	$0.0000	$0.0087	$0.2012

PIMCO REALPATH® Blend 2030 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.1127	$0.0000	$0.0000	$0.1127

December 2024	$0.1990	$0.0000	$0.0000	$0.1990

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.1008	$0.0000	$0.0000	$0.1008

December 2024	$0.1812	$0.0000	$0.0000	$0.1812

PIMCO REALPATH® Blend 2035 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.1046	$0.0000	$0.0000	$0.1046

December 2024	$0.2346	$0.0000	$0.0103	$0.2449

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0918	$0.0000	$0.0000	$0.0918

December 2024	$0.2164	$0.0000	$0.0095	$0.2259

PIMCO REALPATH® Blend 2040 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0988	$0.0000	$0.0000	$0.0988

December 2024	$0.2582	$0.0000	$0.0139	$0.2721

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0853	$0.0000	$0.0000	$0.0853

December 2024	$0.2392	$0.0000	$0.0129	$0.2521

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	73

Distribution Information	(Cont.)

PIMCO REALPATH® Blend 2045 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0878	$0.0000	$0.0000	$0.0878

December 2024	$0.2704	$0.0000	$0.0121	$0.2825

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0741	$0.0000	$0.0000	$0.0741

December 2024	$0.2507	$0.0000	$0.0112	$0.2619

PIMCO REALPATH® Blend 2050 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0996	$0.0000	$0.0000	$0.0996

December 2024	$0.2623	$0.0000	$0.0083	$0.2706

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0858	$0.0000	$0.0000	$0.0858

December 2024	$0.2420	$0.0000	$0.0077	$0.2497

PIMCO REALPATH® Blend 2055 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0894	$0.0000	$0.0000	$0.0894

December 2024	$0.2858	$0.0000	$0.0148	$0.3006

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0754	$0.0000	$0.0000	$0.0754

December 2024	$0.2663	$0.0000	$0.0137	$0.2800

PIMCO REALPATH® Blend 2060 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0590	$0.0000	$0.0000	$0.0590

December 2024	$0.2200	$0.0000	$0.0032	$0.2232

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0479	$0.0000	$0.0000	$0.0479

December 2024	$0.2031	$0.0000	$0.0029	$0.2060

PIMCO REALPATH Blend 2065 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0314	$0.0000	$0.0000	$0.0314

December 2024	$0.2357	$0.0000	$0.0187	$0.2544

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0199	$0.0000	$0.0000	$0.0199

December 2024	$0.2195	$0.0000	$0.0175	$0.2370

74	PIMCO EQUITY SERIES

(Unaudited)

PIMCO REALPATH® Blend Income Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0819	$0.0000	$0.0000	$0.0819

December 2024	$0.1951	$0.0000	$0.0000	$0.1951

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0715	$0.0000	$0.0000	$0.0715

December 2024	$0.1789	$0.0000	$0.0000	$0.1789

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	75

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

76	PIMCO EQUITY SERIES

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	318,532,120.05	7,468,814.30

Kimberley G. Stafford†	318,656,349.02	7,344,585.33

Michael J. Berchtold	318,646,270.46	7,354,663.89

Jennifer Holden Dunbar	318,371,137.81	7,629,796.54

Kym M. Hubbard	318,394,314.09	7,606,620.26

Gary F. Kennedy	309,620,914.42	16,380,019.92

Anne K. Kratky	318,578,763.98	7,422,170.36

Steven Lipiner	318,529,349.02	7,471,585.33

Peter B. McCarthy	318,223,376.49	7,777,557.86

Ronald C. Parker	318,587,534.91	7,413,399.44

†	Interested Trustee

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	77

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

Approval of Renewal of the Investment Advisory Contract and Other Agreements

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Equity Series (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of PIMCO Dividend and Income Fund, PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund, PIMCO RAE US Small Fund, PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund, and PIMCO REALPATH® Blend 2065 Fund (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2025.

In addition, the Board considered and unanimously approved the renewal of the Second Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund (the “RAE Funds”), each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2025.

At a meeting held on November 19-20, 2024, the Board, including all of the Independent Trustees, considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “New Fund Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (the “New Fund Supervision and Administration Agreement” and together with the New Fund Investment Advisory Contract, the “New Fund Agreements”) between the Trust, on behalf of PIMCO REALPATH® Blend 2070 Fund ( the “New Fund”) and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements.

In considering whether to approve the New Fund Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, information relating to the New Fund’s operations and comparative data with regard to portfolios with investment objectives and policies similar to those of the New Fund. In addition, the Board reviewed materials provided by Counsel, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Fund Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Fund.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of

78	PIMCO EQUITY SERIES

(Unaudited)

the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

In connection with the approval of the New Fund Agreements, the Board reviewed written materials prepared by PIMCO. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel. The Board heard oral presentations on matters related to the New Fund Agreements at the November 19-20, 2024 meeting.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements and to approve the New Fund Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements and the approval of the New Fund Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Funds.

Similarly, the Board considered the sub-advisory services provided by Research Affiliates to the RAE Funds. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing sub-advisory services to the RAE Funds. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	79

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Fund, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Fund under the New Fund Agreements, as well as PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers. The Board concluded that the nature, extent and quality of services to be provided or procured by PIMCO would likely benefit the New Fund and its shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group, where appropriate, and to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report.The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the three- and five-year periods ended March 31, 2024. The

Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements.

As the New Fund had not yet commenced operations at the time the New Fund Agreements were considered, the Trustees did not receive or consider investment performance information for the New Fund.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Funds.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Funds (excluding, as may be applicable, extraordinary expenses, interest

80	PIMCO EQUITY SERIES

(Unaudited)

expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds.

The Board also reviewed data comparing certain Funds’ advisory fees and/or management fees to the fee rates PIMCO charged to private funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. The Board noted that where certain funds have a single management fee for advisory and supervisory and administrative services, such as collective investment trusts, the Board reviewed the comparisons of the combination of the advisory fee and supervisory and administrative fee, the Fund’s management fee, to the single management fee for those clients. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds.

The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above.The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years.The Board concluded that the Funds’ supervisory and

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	81

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the Funds’ total expense ratios were lower than the total expense ratios of competitor funds. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreement, and the total expense ratios of each Fund are reasonable.

With respect to the New Fund, PIMCO reported to the Board that, in considering fees for the New Fund, it analyzed a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to prospective investors.68Based on the information presented by PIMCO and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the New Fund Agreements were reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Funds. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and the New Fund’s cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure,

82	PIMCO EQUITY SERIES

(Unaudited)

generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and the New Fund and their shareholders.

As the New Fund had not yet commenced operations at the time the New Fund Agreements were considered, information regarding PIMCO’s costs in providing services to the New Fund and the profitability of PIMCO’s relationship with the New Fund was not available.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Agreements were fair and reasonable in light of the services provided, and the fees charged by Research Affiliates under the Sub-Advisory Agreement on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Fund, based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of services to be rendered to the New Fund by PIMCO supported the approval of the New Fund Agreements. The Independent Trustees and the Board as a whole concluded that the New Fund Agreements were fair and reasonable to the New Fund and its shareholders and that the approval of the New Fund Agreements was in the best interest of the New Fund and its shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	83

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3

80 Lamberton Road

Windsor, CT 06095

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class R

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PESRPBFSTMSAR_123124

PIMCO EQUITY SERIES®

Semiannual Financial and Other Information

December 31, 2024

PIMCO Equity Series

PIMCO Dividend and Income Fund

PIMCO RAE Emerging Markets Fund

PIMCO RAE Global ex-US Fund

PIMCO RAE International Fund

PIMCO RAE US Fund

PIMCO RAE US Small Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Equity Series prospectus.

Important Information About the Funds

PIMCO Equity Series (the “Trust”) is an open-end management investment company that includes PIMCO Dividend and Income Fund, PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund (each, a “Fund” and collectively, the “Funds”).

We believe that equity funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds are subject to notable risks. Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions.

PIMCO RAE Global ex-US Fund is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the PIMCO RAE Global ex-US Fund invests substantially all of its assets in Institutional Class shares of the PIMCO RAE International Fund (“International Fund”) and the PIMCO RAE Emerging Markets Fund (“Emerging Markets Fund”) (together referred to as the “RAE Underlying Funds”), equity securities of small companies economically tied to non-U.S. countries, and securities that are eligible investments for the International Fund and Emerging Markets Fund. The PIMCO RAE Global ex-US Fund may invest in other affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “Act”) (together with the RAE Underlying Funds, “RAE Acquired Funds”). The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

2	PIMCO EQUITY SERIES

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of RAE Underlying PIMCO Funds or RAE Acquired Funds, as applicable or of Underlying PIMCO Funds or Acquired Funds, as applicable). The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

A Fund may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Diversification Status
PIMCO Dividend and Income Fund	12/14/11	12/14/11	12/14/11	—	12/14/11	12/14/11	Diversified
PIMCO RAE Emerging Markets Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified
PIMCO RAE Global ex-US Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified
PIMCO RAE International Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified
PIMCO RAE US Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified
PIMCO RAE US Small Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the Funds	(Cont.)

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”),

any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The

Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO EQUITY SERIES

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO Dividend and Income Fund
Institutional Class

07/01/2024 - 12/31/2024+	$12.35	$0.26	$0.28	$0.54	$(0.38)	$0.00	$(0.38)

06/30/2024	11.57	0.48	0.92	1.40	(0.62)	0.00	(0.62)

06/30/2023	11.35	0.46	0.51	0.97	(0.75)	0.00	(0.75)

06/30/2022	12.72	0.47	(1.42)	(0.95)	(0.42)	0.00	(0.42)

06/30/2021	9.71	0.44	3.03	3.47	(0.46)	0.00	(0.46)

06/30/2020	11.27	0.33	(1.57)	(1.24)	(0.32)	0.00	(0.32)
I-2

07/01/2024 - 12/31/2024+	12.37	0.25	0.29	0.54	(0.38)	0.00	(0.38)

06/30/2024	11.59	0.47	0.92	1.39	(0.61)	0.00	(0.61)

06/30/2023	11.37	0.45	0.50	0.95	(0.73)	0.00	(0.73)

06/30/2022	12.74	0.48	(1.44)	(0.96)	(0.41)	0.00	(0.41)

06/30/2021	9.72	0.41	3.06	3.47	(0.45)	0.00	(0.45)

06/30/2020	11.29	0.32	(1.58)	(1.26)	(0.31)	0.00	(0.31)
Class A

07/01/2024 - 12/31/2024+	12.32	0.24	0.27	0.51	(0.36)	0.00	(0.36)

06/30/2024	11.54	0.44	0.92	1.36	(0.58)	0.00	(0.58)

06/30/2023	11.33	0.42	0.50	0.92	(0.71)	0.00	(0.71)

06/30/2022	12.71	0.43	(1.42)	(0.99)	(0.39)	0.00	(0.39)

06/30/2021	9.70	0.39	3.04	3.43	(0.42)	0.00	(0.42)

06/30/2020	11.27	0.29	(1.57)	(1.28)	(0.29)	0.00	(0.29)
Class C

07/01/2024 - 12/31/2024+	12.30	0.19	0.27	0.46	(0.31)	0.00	(0.31)

06/30/2024	11.53	0.35	0.91	1.26	(0.49)	0.00	(0.49)

06/30/2023	11.32	0.33	0.51	0.84	(0.63)	0.00	(0.63)

06/30/2022	12.72	0.34	(1.43)	(1.09)	(0.31)	0.00	(0.31)

06/30/2021	9.70	0.27	3.07	3.34	(0.32)	0.00	(0.32)

06/30/2020	11.29	0.21	(1.57)	(1.36)	(0.23)	0.00	(0.23)

PIMCO RAE Emerging Markets Fund
Institutional Class

07/01/2024 - 12/31/2024+	$11.04	$0.28	$(0.56)	$(0.28)	$(0.55)	$(0.10)	$(0.65)

06/30/2024	9.43	0.38	1.64	2.02	(0.41)	0.00	(0.41)

06/30/2023	8.85	0.42	1.13	1.55	(0.05)	(0.92)	(0.97)

06/30/2022	12.02	0.55	(2.76)	(2.21)	(0.96)	0.00	(0.96)

06/30/2021	7.83	0.27	4.09	4.36	(0.17)	0.00	(0.17)

06/30/2020	9.92	0.24	(2.06)	(1.82)	(0.24)	(0.03)	(0.27)
I-2

07/01/2024 - 12/31/2024+	10.95	0.27	(0.55)	(0.28)	(0.55)	(0.10)	(0.65)

06/30/2024	9.36	0.37	1.62	1.99	(0.40)	0.00	(0.40)

06/30/2023	8.80	0.41	1.11	1.52	(0.04)	(0.92)	(0.96)

06/30/2022	11.97	0.50	(2.71)	(2.21)	(0.96)	0.00	(0.96)

06/30/2021	7.80	0.30	4.03	4.33	(0.16)	0.00	(0.16)

06/30/2020	9.86	0.32	(2.16)	(1.84)	(0.19)	(0.03)	(0.22)
Class A

07/01/2024 - 12/31/2024+	10.78	0.23	(0.52)	(0.29)	(0.54)	(0.10)	(0.64)

06/30/2024	9.23	0.33	1.61	1.94	(0.39)	0.00	(0.39)

06/30/2023	8.70	0.41	1.07	1.48	(0.03)	(0.92)	(0.95)

06/30/2022	11.86	0.47	(2.68)	(2.21)	(0.95)	0.00	(0.95)

06/30/2021	7.75	0.23	4.03	4.26	(0.15)	0.00	(0.15)

06/30/2020	9.84	0.23	(2.07)	(1.84)	(0.22)	(0.03)	(0.25)

PIMCO RAE Global ex-US Fund
Institutional Class

07/01/2024 - 12/31/2024+	$9.59	$0.43	$(0.45)	$(0.02)	$(0.48)	$(0.12)	$(0.60)

06/30/2024	9.35	0.57	0.52	1.09	(0.48)	(0.37)	(0.85)

06/30/2023	8.78	0.17	1.15	1.32	(0.15)	(0.60)	(0.75)

06/30/2022	11.65	1.15	(2.80)	(1.65)	(1.22)	0.00	(1.22)

06/30/2021	8.20	0.21	3.45	3.66	(0.21)	0.00	(0.21)

06/30/2020	10.23	0.38	(1.76)	(1.38)	(0.37)	(0.28)	(0.65)

6	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$12.51	4.37%	$15,551	0.99	%*	0.99	%*	0.70	%*	0.70	%*	3.99	%*	218%

12.35	12.38	14,161	0.82		0.83		0.71		0.72		4.02		408

11.57	8.81	18,032	0.75		0.76		0.69		0.70		4.05		344

11.35	(7.76)	12,660	0.71	(f)(g)	0.72	(f)(g)	0.71	(f)(g)	0.72	(f)(g)	3.80		254

12.72	36.27	32,512	0.79	(h)	0.80	(h)	0.77	(h)	0.78	(h)	3.79		218

9.71	(11.38)	16,438	0.83		0.84		0.80		0.81		3.05		158

12.53	4.32	19,511	1.09	*	1.09	*	0.80	*	0.80	*	3.90	*	218

12.37	12.27	17,267	0.92		0.93		0.81		0.82		3.97		408

11.59	8.68	15,876	0.85		0.86		0.79		0.80		3.88		344

11.37	(7.78)	17,950	0.81	(f)(i)	0.82	(f)(i)	0.81	(f)(i)	0.82	(f)(i)	3.83		254

12.74	36.19	19,919	0.89	(h)	0.90	(h)	0.87	(h)	0.88	(h)	3.64		218

9.72	(11.52)	19,236	0.93		0.94		0.90		0.91		2.95		158

12.47	4.12	131,586	1.34	*	1.34	*	1.05	*	1.05	*	3.64	*	218

12.32	12.06	129,723	1.17		1.18		1.06		1.07		3.72		408

11.54	8.37	122,269	1.10		1.11		1.04		1.05		3.65		344

11.33	(8.08)	120,215	1.06	(f)(i)	1.07	(f)(i)	1.06	(f)(i)	1.07	(f)(i)	3.47		254

12.71	35.89	136,346	1.14	(h)	1.15	(h)	1.12	(h)	1.13	(h)	3.41		218

9.70	(11.72)	96,148	1.18		1.19		1.15		1.16		2.70		158

12.45	3.74	9,672	2.09	*	2.09	*	1.80	*	1.80	*	2.90	*	218

12.30	11.16	10,259	1.92		1.93		1.81		1.82		2.95		408

11.53	7.63	13,403	1.85		1.86		1.79		1.80		2.88		344

11.32	(8.76)	15,021	1.81	(f)(i)	1.82	(f)(i)	1.81	(f)(i)	1.82	(f)(i)	2.73		254

12.72	34.82	18,882	1.89	(h)	1.90	(h)	1.87	(h)	1.88	(h)	2.52		218

9.70	(12.36)	46,644	1.93		1.94		1.90		1.91		1.92		158

$10.11	(2.61)%	$1,861,725	0.76	%*	0.76	%*	0.76	%*	0.76	%*	4.94	%*	21%

11.04	21.91	1,626,359	0.77		0.78		0.75		0.76		3.77		67

9.43	18.81	1,262,012	0.76		0.77		0.75		0.76		4.72		65

8.85	(19.72)	1,247,735	0.76		0.77		0.75		0.76		5.13		109

12.02	56.09	1,716,375	0.79	(j)	0.85	(j)	0.78	(j)	0.84	(j)	2.66		79

7.83	(18.91)	1,184,716	0.76		0.97		0.75		0.96		2.70		56

10.02	(2.68)	200,546	0.86	*	0.86	*	0.86	*	0.86	*	4.83	*	21

10.95	21.83	189,683	0.87		0.88		0.85		0.86		3.72		67

9.36	18.62	95,565	0.86		0.87		0.85		0.86		4.55		65

8.80	(19.78)	69,156	0.86		0.87		0.85		0.86		4.73		109

11.97	55.95	59,609	0.89	(k)	0.95	(k)	0.88	(k)	0.94	(k)	2.71		79

7.80	(19.13)	3,070	0.86		1.07		0.85		1.06		3.58		56

9.85	(2.78)	46,712	1.11	*	1.11	*	1.11	*	1.11	*	4.13	*	21

10.78	21.59	29,125	1.12		1.13		1.10		1.11		3.34		67

9.23	18.35	25,955	1.11		1.12		1.10		1.11		4.63		65

8.70	(19.97)	12,611	1.11		1.12		1.10		1.11		4.43		109

11.86	55.42	15,798	1.14	(k)	1.20	(k)	1.13	(k)	1.19	(k)	2.24		79

7.75	(19.27)	7,628	1.11		1.32		1.10		1.31		2.61		56

$8.97	(0.25)%	$89,204	0.00	%*	0.56	%*	0.00	%*	0.56	%*	8.67	%*	3%

9.59	12.18	90,712	0.00		0.55		0.00		0.55		6.07		10

9.35	15.90	76,470	0.00		0.56		0.00		0.56		1.86		14

8.78	(15.58)	69,094	0.00		0.56		0.00		0.56		10.87		7

11.65	44.96	80,502	0.02	(l)	0.63	(l)	0.02	(l)	0.63	(l)	2.08		18

8.20	(14.73)	53,191	0.02		0.78		0.01		0.77		4.03		34

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO RAE Global ex-US Fund (Cont.)
I-2

07/01/2024 - 12/31/2024+	$9.60	$0.29	$(0.31)	$(0.02)	$(0.48)	$(0.12)	$(0.60)

06/30/2024	9.37	0.58	0.50	1.08	(0.48)	(0.37)	(0.85)

06/30/2023	8.80	0.16	1.16	1.32	(0.15)	(0.60)	(0.75)

06/30/2022	11.67	1.39	(3.04)	(1.65)	(1.22)	0.00	(1.22)

06/30/2021	8.18	0.02	3.63	3.65	(0.16)	0.00	(0.16)

06/30/2020	10.20	0.30	(1.68)	(1.38)	(0.36)	(0.28)	(0.64)
Class A

07/01/2024 - 12/31/2024+	9.34	0.40	(0.42)	(0.02)	(0.47)	(0.12)	(0.59)

06/30/2024	9.15	0.50	0.53	1.03	(0.47)	(0.37)	(0.84)

06/30/2023	8.62	0.15	1.12	1.27	(0.14)	(0.60)	(0.74)

06/30/2022	11.48	1.08	(2.74)	(1.66)	(1.20)	0.00	(1.20)

06/30/2021	8.10	0.18	3.39	3.57	(0.19)	0.00	(0.19)

06/30/2020	10.14	0.41	(1.81)	(1.40)	(0.36)	(0.28)	(0.64)

PIMCO RAE International Fund
Institutional Class

07/01/2024 - 12/31/2024+	$8.01	$0.11	$(0.04)	$0.07	$(0.25)	$(0.48)	$(0.73)

06/30/2024	8.09	0.27	0.44	0.71	(0.47)	(0.32)	(0.79)

06/30/2023	7.55	0.25	0.82	1.07	(0.17)	(0.36)	(0.53)

06/30/2022	11.23	0.36	(1.69)	(1.33)	(0.46)	(1.89)	(2.35)

06/30/2021	8.11	0.27	3.08	3.35	(0.23)	0.00	(0.23)

06/30/2020	9.74	0.23	(1.45)	(1.22)	(0.41)	0.00	(0.41)
I-2

07/01/2024 - 12/31/2024+	7.96	0.10	(0.03)	0.07	(0.25)	(0.48)	(0.73)

06/30/2024	8.04	0.24	0.47	0.71	(0.47)	(0.32)	(0.79)

06/30/2023	7.51	0.26	0.80	1.06	(0.17)	(0.36)	(0.53)

06/30/2022	11.17	0.35	(1.69)	(1.34)	(0.43)	(1.89)	(2.32)

06/30/2021	8.07	0.40	2.92	3.32	(0.22)	0.00	(0.22)

06/30/2020	9.71	0.21	(1.43)	(1.22)	(0.42)	0.00	(0.42)
Class A

07/01/2024 - 12/31/2024+	7.80	0.09	(0.04)	0.05	(0.22)	(0.48)	(0.70)

06/30/2024	7.90	0.23	0.45	0.68	(0.46)	(0.32)	(0.78)

06/30/2023	7.39	0.19	0.82	1.01	(0.14)	(0.36)	(0.50)

06/30/2022	11.06	0.32	(1.66)	(1.34)	(0.44)	(1.89)	(2.33)

06/30/2021	8.01	0.30	2.96	3.26	(0.21)	0.00	(0.21)

06/30/2020	9.64	0.18	(1.41)	(1.23)	(0.40)	0.00	(0.40)

PIMCO RAE US Fund
Institutional Class

07/01/2024 - 12/31/2024+	$14.57	$0.14	$0.09	$0.23	$(0.25)	$(1.38)	$(1.63)

06/30/2024	12.66	0.25	2.55	2.80	(0.40)	(0.49)	(0.89)

06/30/2023	11.81	0.29	1.53	1.82	(0.14)	(0.83)	(0.97)

06/30/2022	14.03	0.26	(1.13)	(0.87)	(0.17)	(1.18)	(1.35)

06/30/2021	9.72	0.25	4.44	4.69	(0.28)	(0.10)	(0.38)

06/30/2020	11.09	0.28	(1.08)	(0.80)	(0.32)	(0.25)	(0.57)
I-2

07/01/2024 - 12/31/2024+	14.43	0.13	0.09	0.22	(0.24)	(1.38)	(1.62)

06/30/2024	12.55	0.23	2.54	2.77	(0.40)	(0.49)	(0.89)

06/30/2023	11.72	0.28	1.52	1.80	(0.14)	(0.83)	(0.97)

06/30/2022	13.94	0.25	(1.13)	(0.88)	(0.16)	(1.18)	(1.34)

06/30/2021	9.67	0.23	4.41	4.64	(0.27)	(0.10)	(0.37)

06/30/2020	11.04	0.27	(1.08)	(0.81)	(0.31)	(0.25)	(0.56)
Class A

07/01/2024 - 12/31/2024+	14.09	0.10	0.09	0.19	(0.22)	(1.38)	(1.60)

06/30/2024	12.29	0.19	2.48	2.67	(0.38)	(0.49)	(0.87)

06/30/2023	11.52	0.23	1.49	1.72	(0.12)	(0.83)	(0.95)

06/30/2022	13.75	0.21	(1.11)	(0.90)	(0.15)	(1.18)	(1.33)

06/30/2021	9.55	0.19	4.37	4.56	(0.26)	(0.10)	(0.36)

06/30/2020	10.93	0.23	(1.07)	(0.84)	(0.29)	(0.25)	(0.54)

8	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.98	(0.27)%	$92	0.10	%*	0.66	%*	0.10	%*	0.66	%*	5.67	%*	3%

9.60	11.99	114	0.10		0.65		0.10		0.65		6.19		10

9.37	15.82	117	0.10		0.66		0.10		0.66		1.76		14

8.80	(15.57)	307	0.10		0.66		0.10		0.66		13.36		7

11.67	44.90	154	0.12	(j)	0.73	(j)	0.12	(j)	0.73	(j)	0.18		18

8.18	(14.74)	67	0.12		0.88		0.11		0.87		3.14		34

8.73	(0.32)	15,922	0.35	*	0.91	*	0.35	*	0.91	*	8.24	*	3

9.34	11.70	16,445	0.35		0.90		0.35		0.90		5.47		10

9.15	15.57	15,625	0.35		0.91		0.35		0.91		1.72		14

8.62	(15.87)	9,334	0.35		0.91		0.35		0.91		10.37		7

11.48	44.43	11,523	0.37	(j)	0.98	(j)	0.37	(j)	0.98	(j)	1.88		18

8.10	(15.01)	11,252	0.37		1.13		0.36		1.12		4.66		34

$7.35	0.65%	$487,827	0.51	%*	0.51	%*	0.51	%*	0.51	%*	2.65	%*	40%

8.01	9.14	474,743	0.51		0.52		0.50		0.51		3.32		49

8.09	14.91	561,420	0.51		0.52		0.50		0.51		3.29		94

7.55	(14.14)	503,685	0.51		0.52		0.50		0.51		3.77		58

11.23	41.64	1,025,896	0.51	(m)	0.55	(m)	0.51	(m)	0.55	(m)	2.79		87

8.11	(13.27)	756,178	0.51		0.62		0.50		0.61		2.65		93

7.30	0.59	6,872	0.61	*	0.61	*	0.61	*	0.61	*	2.48	*	40

7.96	9.14	7,785	0.61		0.62		0.60		0.61		3.00		49

8.04	14.78	10,660	0.61		0.62		0.60		0.61		3.36		94

7.51	(14.25)	11,264	0.61		0.62		0.60		0.61		3.44		58

11.17	41.51	25,494	0.61	(n)	0.65	(n)	0.61	(n)	0.65	(n)	3.66		87

8.07	(13.40)	841	0.61		0.72		0.60		0.71		2.39		93

7.15	0.37	2,562	0.86	*	0.86	*	0.86	*	0.86	*	2.21	*	40

7.80	8.93	5,292	0.86		0.87		0.85		0.86		2.98		49

7.90	14.42	5,285	0.86		0.87		0.85		0.86		2.51		94

7.39	(14.41)	21,550	0.86		0.87		0.85		0.86		3.49		58

11.06	41.10	25,298	0.86	(n)	0.90	(n)	0.86	(n)	0.90	(n)	2.87		87

8.01	(13.57)	3,258	0.86		0.97		0.85		0.96		2.05		93

$13.17	1.04%	$1,350,540	0.41	%*	0.41	%*	0.41	%*	0.41	%*	1.88	%*	31%

14.57	23.13	1,372,233	0.40		0.41		0.40		0.41		1.84		73

12.66	15.73	1,091,632	0.40		0.41		0.40		0.41		2.33		77

11.81	(7.16)	778,671	0.40		0.41		0.40		0.41		1.94		69

14.03	48.99	915,231	0.40	(o)	0.44	(o)	0.40	(o)	0.44	(o)	2.06		54

9.72	(8.03)	578,588	0.41		0.52		0.40		0.51		2.60		34

13.03	1.00	37,219	0.51	*	0.51	*	0.51	*	0.51	*	1.79	*	31

14.43	23.04	38,700	0.50		0.51		0.50		0.51		1.76		73

12.55	15.63	56,292	0.50		0.51		0.50		0.51		2.23		77

11.72	(7.25)	44,350	0.50		0.51		0.50		0.51		1.87		69

13.94	48.77	39,056	0.50	(p)	0.54	(p)	0.50	(p)	0.54	(p)	1.92		54

9.67	(8.08)	16,970	0.51		0.62		0.50		0.61		2.51		34

12.68	0.79	27,510	0.81	*	0.81	*	0.81	*	0.81	*	1.40	*	31

14.09	22.70	49,038	0.80		0.81		0.80		0.81		1.44		73

12.29	15.23	19,529	0.80		0.81		0.80		0.81		1.92		77

11.52	(7.54)	15,623	0.80		0.81		0.80		0.81		1.57		69

13.75	48.44	12,212	0.80	(n)	0.84	(n)	0.80	(n)	0.84	(n)	1.65		54

9.55	(8.41)	7,432	0.81		0.92		0.80		0.91		2.21		34

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO RAE US Small Fund
Institutional Class

07/01/2024 - 12/31/2024+	$10.60	$0.11	$1.06	$1.17	$(0.10)	$(0.27)	$(0.37)

06/30/2024	8.55	0.12	2.08	2.20	(0.15)	0.00	(0.15)

06/30/2023	8.27	0.17	0.91	1.08	(0.11)	(0.69)	(0.80)

06/30/2022	15.90	0.15	(1.62)	(1.47)	(0.20)	(5.96)	(6.16)

06/30/2021	8.80	0.09	8.05	8.14	(0.17)	(0.87)	(1.04)

06/30/2020	10.72	0.14	(1.88)	(1.74)	(0.18)	0.00	(0.18)
I-2

07/01/2024 - 12/31/2024+	10.45	0.10	1.05	1.15	(0.10)	(0.27)	(0.37)

06/30/2024	8.44	0.10	2.05	2.15	(0.14)	0.00	(0.14)

06/30/2023	8.18	0.14	0.92	1.06	(0.11)	(0.69)	(0.80)

06/30/2022	15.80	0.15	(1.61)	(1.46)	(0.20)	(5.96)	(6.16)

06/30/2021	8.76	0.02	8.06	8.08	(0.17)	(0.87)	(1.04)

06/30/2020	10.67	0.16	(1.90)	(1.74)	(0.17)	0.00	(0.17)
Class A

07/01/2024 - 12/31/2024+	10.16	0.08	1.02	1.10	(0.08)	(0.27)	(0.35)

06/30/2024	8.23	0.08	1.98	2.06	(0.13)	0.00	(0.13)

06/30/2023	8.00	0.13	0.89	1.02	(0.10)	(0.69)	(0.79)

06/30/2022	15.62	0.12	(1.60)	(1.48)	(0.18)	(5.96)	(6.14)

06/30/2021	8.68	(0.04)	8.01	7.97	(0.16)	(0.87)	(1.03)

06/30/2020	10.60	0.12	(1.89)	(1.77)	(0.15)	0.00	(0.15)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)	Effective November 1, 2021, the Fund’s Investment advisory fee was decreased by 0.01% to an annual rate of 0.44%.
(g)	Effective November 1, 2021, the Class’s Supervisory and Administrative fees was decreased by 0.05% to an annual rate of 0.25%.
(h)	Effective October 1, 2020, the Fund’s Investment advisory fee was decreased by 0.04% to an annual rate of 0.45%.
(i)	Effective November 1, 2021, the Class’s Supervisory and Administrative fees was decreased by 0.05% to an annual rate of 0.35%.
(j)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.20% to an annual rate of 0.25%.
(k)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.20% to an annual rate of 0.35%.
(l)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.20% to an annual rate of 0.15%.
(m)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.10% to an annual rate of 0.20%.
(n)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.10% to an annual rate of 0.30%.
(o)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.10% to an annual rate of 0.15%.
(p)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.10% to an annual rate of 0.25%.

10	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.40	10.91%	$1,220,326	0.51	%*	0.51	%*	0.51	%*	0.51	%*	1.88	%*	26%

10.60	25.82	837,907	0.50		0.51		0.50		0.51		1.27		62

8.55	13.36	440,423	0.50		0.51		0.50		0.51		1.95		92

8.27	(13.65)	274,652	0.50		0.51		0.50		0.51		1.33		131

15.90	97.65	331,165	0.53	(o)	0.56	(o)	0.51	(o)	0.54	(o)	0.79		118

8.80	(16.64)	288,592	0.53		0.63		0.52		0.62		1.50		202

11.23	10.82	288,835	0.61	*	0.61	*	0.61	*	0.61	*	1.77	*	26

10.45	25.63	199,705	0.60		0.61		0.60		0.61		1.10		62

8.44	13.22	87,529	0.60		0.61		0.60		0.61		1.72		92

8.18	(13.68)	47,933	0.60		0.61		0.60		0.61		1.39		131

15.80	97.30	6,427	0.63	(p)	0.66	(p)	0.61	(p)	0.64	(p)	0.17		118

8.76	(16.67)	883	0.63		0.73		0.62		0.72		1.53		202

10.91	10.71	218,362	0.91	*	0.91	*	0.91	*	0.91	*	1.49	*	26

10.16	25.16	149,065	0.90		0.91		0.90		0.91		0.87		62

8.23	12.95	83,456	0.90		0.91		0.90		0.91		1.53		92

8.00	(13.98)	73,766	0.90		0.91		0.90		0.91		1.11		131

15.62	96.82	46,113	0.93	(n)	0.96	(n)	0.91	(n)	0.94	(n)	(0.27)		118

8.68	(16.99)	3,900	0.93		1.03		0.92		1.02		1.22		202

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Assets:

Investments, at value
Investments in securities^	$235,842	$2,112,719	$0	$492,951	$1,408,862	$1,715,285
Investments in Affiliates	922	5,921	105,067	15,894	16,220	27,610

Financial Derivative Instruments
Exchange-traded or centrally cleared	141	0	0	0	0	0
Over the counter	541	0	0	0	0	0
Cash	507	565	0	498	369	2,294
Deposits with counterparty	2,228	551	0	0	0	0
Foreign currency, at value	411	2,497	0	183	0	0
Receivable for investments sold	126	0	0	418	0	0
Receivable for investments in Affiliates sold	0	0	216	0	0	0
Receivable for TBA investments sold	55,913	0	0	0	0	0
Receivable for Fund shares sold	45	3,500	1	72	142	3,866
Interest and/or dividends receivable	1,252	6,606	0	3,923	2,152	6,814
Dividends receivable from Affiliates	4	68	0	4	25	38
Reimbursement receivable from PIMCO	2	19	51	5	15	12
Other assets	0	15	0	2	0	0
Total Assets	297,934	2,132,461	105,335	513,950	1,427,785	1,755,919

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$5,952	$0	$0	$0	$0	$0
Payable for sale-buyback transactions	4,557	0	0	0	0	0

Financial Derivative Instruments
Exchange-traded or centrally cleared	73	15	0	0	0	0
Over the counter	333	0	0	0	0	0
Payable for investments purchased	35	2,666	0	1	0	44
Payable for investments in Affiliates purchased	5	69	0	4	26	41
Payable for investments purchased on a delayed-delivery basis	62	0	0	0	0	0
Payable for TBA investments purchased	110,349	0	0	0	0	0
Payable upon return of securities loaned	0	4,395	0	16,110	11,716	18,517
Deposits from counterparty	60	1,842	0	0	0	0
Payable for Fund shares redeemed	33	2,237	4	342	261	8,111
Overdraft due to custodian	0	0	58	0	0	0
Accrued investment advisory fees	67	897	36	138	313	519
Accrued supervisory and administrative fees	52	470	15	93	194	276
Accrued distribution fees	6	0	0	0	0	0
Accrued servicing fees	30	10	4	1	6	48
Accrued taxes payable	0	10,877	0	0	0	0
Other liabilities	0	0	0	0	0	840
Total Liabilities	121,614	23,478	117	16,689	12,516	28,396

Commitments and Contingent Liabilities^^

Net Assets	$176,320	$2,108,983	$105,218	$497,261	$1,415,269	$1,727,523

Net Assets Consist of:

Paid in capital	$253,097	$2,232,302	$115,297	$489,495	$1,139,532	$1,420,572
Distributable earnings (accumulated loss)	(76,777)	(123,319)	(10,079)	7,766	275,737	306,951

Net Assets	$176,320	$2,108,983	$105,218	$497,261	$1,415,269	$1,727,523

Cost of investments in securities	$231,137	$1,988,731	$0	$447,460	$1,142,137	$1,402,821
Cost of investments in Affiliates	$921	$5,921	$113,290	$15,894	$16,221	$27,608
Cost of foreign currency held	$419	$2,731	$0	$185	$0	$0
Cost or premiums of financial derivative instruments, net	$(111)	$0	$0	$0	$0	$0

^ Includes securities on loan of:	$0	$3,970	$0	$15,339	$11,469	$18,126

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

12	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Net Assets:

Institutional Class	$15,551	$1,861,725	$89,204	$487,827	$1,350,540	$1,220,326
I-2	19,511	200,546	92	6,872	37,219	288,835
Class A	131,586	46,712	15,922	2,562	27,510	218,362
Class C	9,672	N/A	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	1,243	184,200	9,940	66,354	102,519	107,072
I-2	1,558	20,011	10	941	2,856	25,718
Class A	10,552	4,744	1,824	358	2,169	20,016
Class C	777	N/A	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$12.51	$10.11	$8.97	$7.35	$13.17	$11.40
I-2	12.53	10.02	8.98	7.30	13.03	11.23
Class A	12.47	9.85	8.73	7.15	12.68	10.91

Class C	12.45	N/A	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Statements of Operations

Six Months Ended December 31, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Investment Income:

Interest	$2,557	$17	$3	$16	$37	$49
Dividends, net of foreign taxes*	1,900	57,979	0	8,619	17,218	17,920
Dividends from Investments in Affiliates	46	258	4,838	35	102	150
Securities lending income	0	184	0	49	0	70
Total Income	4,503	58,438	4,841	8,719	17,357	18,189

Expenses:

Investment advisory fees	397	5,133	223	830	1,895	2,661
Supervisory and administrative fees	308	2,689	92	560	1,180	1,416
Distribution and/or servicing fees - Class A	169	49	21	6	40	242
Distribution and/or servicing fees - Class C	51	N/A	N/A	N/A	N/A	N/A
Trustee fees	4	45	3	13	35	30
Interest expense	265	0	0	0	0	0
Miscellaneous expense	7	51	3	14	37	38
Total Expenses	1,201	7,967	342	1,423	3,187	4,387
Waiver and/or Reimbursement by PIMCO	(4)	(45)	(311)	(13)	(35)	(30)
Net Expenses	1,197	7,922	31	1,410	3,152	4,357

Net Investment Income (Loss)	3,306	50,516	4,810	7,309	14,205	13,832

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax**	3,765	43,297	(2)	13,919	95,033	41,771
Investments in Affiliates	1	3	(579)	0	2	(3)
Net capital gain distributions received from Affiliate investments	0	0	4,081	0	0	0
Exchange-traded or centrally cleared financial derivative instruments	535	(913)	0	0	0	0
Over the counter financial derivative instruments	348	(20)	0	0	0	0
Foreign currency	(61)	(1,868)	0	(154)	0	0

Net Realized Gain (Loss)	4,588	40,499	3,500	13,765	95,035	41,768

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax***	(1,285)	(149,816)	0	(19,100)	(91,008)	89,572
Investments in Affiliates	(1)	1	(8,476)	0	0	1
Exchange-traded or centrally cleared financial derivative instruments	157	(98)	0	0	0	0
Over the counter financial derivative instruments	378	0	0	0	0	0
Foreign currency assets and liabilities	(1)	(40)	0	(58)	0	0

Net Change in Unrealized Appreciation (Depreciation)	(752)	(149,953)	(8,476)	(19,158)	(91,008)	89,573

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,142	$(58,938)	$(166)	$1,916	$18,232	$145,173

* Foreign tax withholdings - Dividends	$103	$7,897	$0	$975	$0	$0

** Foreign capital gains tax	$0	$8,603	$0	$0	$0	$0

*** Foreign capital gains tax	$0	$8,122	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14	PIMCO EQUITY SERIES	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Statements of Changes in Net Assets

	PIMCO Dividend and Income Fund		PIMCO RAE Emerging Markets Fund		PIMCO RAE Global ex-US Fund

(Amounts in thousands†)	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$3,306	$6,309	$50,516	$59,121	$4,810	$5,885
Net realized gain (loss)	4,588	6,082	40,499	110,355	3,500	733
Net change in unrealized appreciation (depreciation)	(752)	7,083	(149,953)	149,680	(8,476)	5,107

Net Increase (Decrease) in Net Assets Resulting from Operations	7,142	19,474	(58,938)	319,156	(166)	11,725

Distributions to Shareholders:
From net investment income and/or net realized capital gains
Institutional Class	(465)	(817)	(113,702)	(56,778)	(5,662)	(7,467)
I-2	(568)	(837)	(12,624)	(5,137)	(6)	(11)
Class A	(3,743)	(6,217)	(2,878)	(837)	(1,010)	(1,363)
Class C	(239)	(475)	N/A	N/A	N/A	N/A

Total Distributions(a)	(5,015)	(8,346)	(129,204)	(62,752)	(6,678)	(8,841)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	2,783	(9,298)	451,958	205,231	4,791	12,175

Total Increase (Decrease) in Net Assets	4,910	1,830	263,816	461,635	(2,053)	15,059

Net Assets:

Beginning of period	171,410	169,580	1,845,167	1,383,532	107,271	92,212
End of period	$176,320	$171,410	$2,108,983	$1,845,167	$105,218	$107,271

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

16	PIMCO EQUITY SERIES	See Accompanying Notes

PIMCO RAE International Fund		PIMCO RAE US Fund		PIMCO RAE US Small Fund

Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024

$7,309	$16,385	$14,205	$22,944	$13,832	$9,867
13,765	66,664	95,035	122,618	41,768	50,339
(19,158)	(37,480)	(91,008)	116,685	89,573	126,561

1,916	45,569	18,232	262,247	145,173	186,767

(50,997)	(45,132)	(156,331)	(71,487)	(37,928)	(8,806)
(645)	(1,028)	(4,138)	(3,871)	(8,991)	(1,752)
(396)	(522)	(3,177)	(1,394)	(6,810)	(1,443)
N/A	N/A	N/A	N/A	N/A	N/A

(52,038)	(46,682)	(163,646)	(76,752)	(53,729)	(12,001)

59,563	(88,432)	100,712	107,023	449,402	400,503

9,441	(89,545)	(44,702)	292,518	540,846	575,269

487,820	577,365	1,459,971	1,167,453	1,186,677	611,408
$497,261	$487,820	$1,415,269	$1,459,971	$1,727,523	$1,186,677

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Schedule of Investments	PIMCO Dividend and Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 133.8%

ASSET-BACKED SECURITIES 17.7%

CAYMAN ISLANDS 3.7%

522 Funding CLO Ltd.
5.758% due 10/23/2034 •		$400	$401

AGL CLO Ltd.
6.079% due 07/20/2034 •		400	401

Anchorage Capital CLO Ltd.
5.756% due 10/15/2031 •		563	564

Atlas Senior Loan Fund Ltd.
5.846% due 10/23/2032 •		400	401

Ballyrock CLO Ltd.
6.009% due 07/20/2034 •		400	401

CIFC Funding Ltd.
6.058% due 07/15/2036 •		400	401

LCM Ltd.
5.897% due 07/20/2034 •		400	401

Newark BSL CLO Ltd.
5.857% due 07/25/2030 •		245	245

Ocean Trails CLO
5.946% due 07/15/2034 •		400	401

Palmer Square CLO Ltd.
5.937% due 04/20/2035 •		800	802

PFP Ltd.
6.315% due 09/17/2039 •		390	394

TIAA CLO Ltd.
5.757% due 01/20/2032 •		372	372

Tralee Clo Ltd.
5.846% due 10/25/2032 •		400	401

TruPS Financials Note Securitization Ltd.
6.186% due 09/20/2039 •		196	193

Voya CLO Ltd.
5.989% due 10/17/2032 •		800	801

			6,579

Total Cayman Islands			6,579

IRELAND 0.7%

Arbour CLO DAC
4.126% due 12/15/2038 •	EUR	400	415

Invesco Euro CLO DAC
4.553% due 10/30/2038 •		400	414

Palmer Square European Loan Funding DAC
3.881% due 05/15/2033 •		370	383

			1,212

Total Ireland			1,212

ITALY 0.3%

Golden Bar Securitisation
3.889% due 09/22/2043 •		400	417

Total Italy			417

JERSEY, CHANNEL ISLANDS 0.2%

37 Capital CLO Ltd.
5.946% due 07/15/2034 •		$400	401

Total Jersey, Channel Islands			401

UNITED STATES 12.8%

Bear Stearns Asset-Backed Securities Trust
5.513% due 12/25/2034 •		757	743

Bridgecrest Lending Auto Securitization Trust
5.540% due 02/16/2027		359	360

Carvana Auto Receivables Trust
5.820% due 08/10/2028		400	405
6.160% due 10/10/2028		400	407

Chase Auto Owner Trust
5.250% due 09/27/2027		393	395

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust
5.083% due 02/25/2035 •	$853	$792

Credit Suisse First Boston Mortgage Securities Corp.
4.524% due 01/25/2032 •	358	347

ECMC Group Student Loan Trust
5.833% due 11/25/2069 •	631	635

EMC Mortgage Loan Trust
5.753% due 02/25/2041 •	17	17

Ent Auto Receivables Trust
6.240% due 01/16/2029	392	398

Exeter Automobile Receivables Trust
5.600% due 05/17/2027	347	348

FBR Securitization Trust
5.158% due 11/25/2035 •	578	569

First Investors Auto Owner Trust
6.440% due 10/16/2028	199	202

GLS Auto Receivables Issuer Trust
4.760% due 10/15/2027	400	401

GLS Auto Select Receivables Trust
5.590% due 10/15/2029	393	398
6.370% due 06/15/2028	231	234

GM Financial Consumer Automobile Receivables Trust
5.130% due 04/16/2029	800	809

GreenSky Home Improvement Trust
5.250% due 10/27/2059	400	401
5.880% due 06/25/2059	157	158

Home Equity Asset Trust
5.158% due 01/25/2036 •	105	99

LCCM Trust
5.962% due 11/15/2038 •	539	541

Lendmark Funding Trust
5.530% due 06/21/2032	200	202

Morgan Stanley Home Equity Loan Trust
4.553% due 12/25/2036 •	1,260	599

Navient Private Education Refi Loan Trust
1.330% due 04/15/2069	169	154

Navient Student Loan Trust
5.583% due 08/26/2069 •	537	536
5.733% due 12/27/2066 •	297	299

Nelnet Student Loan Trust
4.893% due 09/27/2066 •	170	170

Octane Receivables Trust
4.940% due 05/20/2030	400	401

Option One Mortgage Loan Trust
4.673% due 04/25/2037 •	1,697	1,181

Pagaya AI Debt Selection Trust
5.092% due 07/15/2032	400	400
5.183% due 06/15/2032	400	400
6.117% due 12/15/2031	265	268
7.128% due 06/16/2031	15	15
7.600% due 12/16/2030	72	72

PRET LLC
5.487% due 10/25/2051 þ	472	472
6.996% due 07/25/2054 þ	780	784

Reach ABS Trust
5.880% due 07/15/2031	288	289
6.300% due 02/18/2031	77	78

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032	517	522

Residential Asset Mortgage Products Trust
5.518% due 05/25/2035 •	1,000	963

Residential Asset Securities Corp. Trust
5.338% due 01/25/2034 •	84	85

Santander Bank Auto Credit-Linked Notes
4.965% due 01/18/2033	250	250

SCCU Auto Receivables Trust
5.110% due 06/15/2029	400	401

SLM Private Credit Student Loan Trust
4.950% due 06/15/2039 •	585	564

SLM Student Loan Trust
5.483% due 03/25/2026 •	607	603

SMB Private Education Loan Trust
5.060% due 03/16/2054	391	388

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.698% due 07/15/2053 •	$759	$765
6.048% due 02/16/2055 •	528	535

Soundview Home Loan Trust
4.858% due 12/25/2036 •	729	717
5.453% due 09/25/2037 •	1,729	1,213

Structured Asset Investment Loan Trust
4.603% due 09/25/2036 •	167	164

Tesla Sustainable Energy Trust
5.080% due 06/21/2050	400	400

		22,549

Total United States		22,549

Total Asset-Backed Securities (Cost $32,013)		31,158

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

FRANCE 0.0%

Altice France SA
10.147% due 08/15/2028 ~	99	80

Total France		80

UNITED KINGDOM 0.2%

Softbank Vision Fund II
6.000% due 12/23/2025 «~	269	266

Total United Kingdom		266

UNITED STATES 0.4%

Envision Healthcare Corp.
11.382% due 07/20/2026 «~	124	124
12.507% due 11/03/2028 ~	473	480

Hudson’s Bay Co.
TBD% due 04/03/2026	29	30

Lealand Finance Co. BV
7.471% due 06/30/2027 ~	1	1
8.472% due 12/31/2027 ~	3	1

Syniverse Holdings, Inc.
11.329% due 05/13/2027 ~	8	8

U.S. Renal Care, Inc.
9.471% due 06/20/2028 ~	13	12

Westmoreland Coal Co.
8.000% due 03/15/2029	2	1

Total United States		657

Total Loan Participations and Assignments (Cost $986)		1,003

	SHARES
COMMON STOCKS 45.6%

AUSTRALIA 0.8%

CONSUMER STAPLES 0.1%

Coles Group Ltd.	11,104	130

INDUSTRIALS 0.2%

Brambles Ltd.	29,212	347

MATERIALS 0.5%

BHP Group Ltd.	21,807	532

Fortescue Ltd.	35,614	401

		933

Total Australia		1,410

AUSTRIA 0.3%

ENERGY 0.1%

OMV AG	3,160	123

18	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.2%

Erste Group Bank AG	7,085	$438

Total Austria		561

BELGIUM 0.1%

FINANCIALS 0.1%

Ageas SA	3,290	160

Total Belgium		160

BRAZIL 0.9%

CONSUMER STAPLES 0.1%

Ambev SA	99,100	189

ENERGY 0.3%

Petroleo Brasileiro SA	78,300	504

FINANCIALS 0.1%

Banco do Brasil SA	34,900	135

BB Seguridade Participacoes SA	21,100	124

		259

MATERIALS 0.4%

Vale SA	71,600	633

Total Brazil		1,585

CANADA 0.1%

FINANCIALS 0.1%

Brookfield Asset Management Ltd. ‘A’	3,418	185

Total Canada		185

CHINA 1.9%

COMMUNICATION SERVICES 0.4%

NetEase, Inc.	40,700	724

CONSUMER DISCRETIONARY 0.2%

Alibaba Group Holding Ltd.	17,800	189

Haier Smart Home Co. Ltd. ‘H’	51,000	178

		367

ENERGY 0.4%

China Shenhua Energy Co. Ltd. ‘H’	70,500	304

PetroChina Co. Ltd. ‘H’	430,000	337

		641

FINANCIALS 0.6%

China Construction Bank Corp. ‘H’	615,000	510

China Pacific Insurance Group Co. Ltd. ‘H’	55,400	178

Industrial & Commercial Bank of China Ltd. ‘H’	303,000	202

PICC Property & Casualty Co. Ltd. ‘H’	144,000	226

		1,116

INDUSTRIALS 0.1%

COSCO SHIPPING Holdings Co. Ltd. ‘H’	87,500	143

ZTO Express Cayman, Inc.	6,750	132

		275

	SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 0.1%

Lenovo Group Ltd.	170,000	$219

MATERIALS 0.1%

China Hongqiao Group Ltd.	84,000	126

Total China		3,468

CZECH REPUBLIC 0.1%

UTILITIES 0.1%

CEZ AS	3,223	127

Total Czech Republic		127

DENMARK 0.1%

INDUSTRIALS 0.1%

AP Moller - Maersk AS ‘B’	91	151

Total Denmark		151

FRANCE 1.2%

ENERGY 0.2%

TotalEnergies SE	4,727	263

FINANCIALS 0.3%

AXA SA	16,371	583

INDUSTRIALS 0.6%

Bouygues SA	4,168	124

Cie de Saint-Gobain SA	9,544	848

		972

UTILITIES 0.1%

Engie SA	16,218	257

Total France		2,075

GERMANY 0.7%

FINANCIALS 0.4%

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,404	708

INDUSTRIALS 0.1%

GEA Group AG	2,720	135

MATERIALS 0.2%

Heidelberg Materials AG	2,854	353

Total Germany		1,196

GREECE 0.1%

FINANCIALS 0.1%

Eurobank Ergasias Services & Holdings SA ‘A’	54,154	125

National Bank of Greece SA	17,736	140

		265

Total Greece		265

HONG KONG 0.6%

CONSUMER DISCRETIONARY 0.1%

Geely Automobile Holdings Ltd.	127,000	239

	SHARES	MARKET VALUE (000S)
CONSUMER STAPLES 0.1%

WH Group Ltd.	175,500	$135

REAL ESTATE 0.2%

Henderson Land Development Co. Ltd.	39,000	119

Sun Hung Kai Properties Ltd.	30,500	290

		409

UTILITIES 0.2%

CLP Holdings Ltd.	34,000	285

Total Hong Kong		1,068

INDONESIA 0.2%

COMMUNICATION SERVICES 0.1%

Telkom Indonesia Persero Tbk PT	1,029,700	173

FINANCIALS 0.1%

Bank Rakyat Indonesia Persero Tbk PT	602,400	152

Total Indonesia		325

IRELAND 0.1%

FINANCIALS 0.1%

AIB Group PLC	37,751	209

Total Ireland		209

ISRAEL 0.5%

FINANCIALS 0.5%

Bank Hapoalim BM	26,634	322

Bank Leumi Le-Israel BM	31,767	378

Mizrahi Tefahot Bank Ltd.	3,266	141

		841

Total Israel		841

ITALY 1.3%

FINANCIALS 0.7%

BPER Banca SpA	20,939	133

Intesa Sanpaolo SpA	225,290	904

Poste Italiane SpA	9,132	129

Unipol Gruppo SpA	10,232	128

		1,294

UTILITIES 0.6%

Enel SpA	134,184	958

Total Italy		2,252

JAPAN 2.5%

CONSUMER DISCRETIONARY 0.6%

Bridgestone Corp.	11,500	387

Panasonic Holdings Corp.	27,800	284

Subaru Corp.	12,300	219

Sumitomo Electric Industries Ltd.	14,900	266

		1,156

CONSUMER STAPLES 0.4%

Japan Tobacco, Inc.	25,200	646

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.3%

Sompo Holdings, Inc.	18,700	$485

INDUSTRIALS 0.8%

Daikin Industries Ltd.	5,500	642

FANUC Corp.	4,800	125

Mitsubishi Electric Corp.	8,800	149

Mitsui OSK Lines Ltd.	7,100	247

Nippon Yusen KK	9,200	306

		1,469

INFORMATION TECHNOLOGY 0.2%

Canon, Inc.	9,700	315

REAL ESTATE 0.1%

Daito Trust Construction Co. Ltd.	1,200	134

UTILITIES 0.1%

Osaka Gas Co. Ltd.	7,500	164

Total Japan		4,369

LUXEMBOURG 0.2%

ENERGY 0.1%

Tenaris SA	8,563	162

FINANCIALS 0.1%

Intelsat Emergence SA «(f)	2,890	95

INDUSTRIALS 0.0%

Forsea Holding SA «	2,200	55

Total Luxembourg		312

MALAYSIA 0.1%

UTILITIES 0.1%

Tenaga Nasional Bhd.	56,300	188

Total Malaysia		188

MEXICO 0.2%

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex SAB de CV (c)	41,996	0

MATERIALS 0.2%

Grupo Mexico SAB de CV ‘B’	69,400	329

Total Mexico		329

NETHERLANDS 0.4%

CONSUMER DISCRETIONARY 0.3%

Stellantis NV	41,347	538

CONSUMER STAPLES 0.1%

Koninklijke Ahold Delhaize NV	4,338	141

Total Netherlands		679

NORWAY 0.4%

COMMUNICATION SERVICES 0.1%

Telenor ASA	12,379	138

	SHARES	MARKET VALUE (000S)
ENERGY 0.3%

Aker BP ASA	6,720	$132

Equinor ASA	17,624	418

		550

Total Norway		688

POLAND 0.3%

ENERGY 0.1%

ORLEN SA	11,634	133

FINANCIALS 0.2%

Bank Polska Kasa Opieki SA	3,695	124

Powszechna Kasa Oszczednosci Bank Polski SA	13,877	201

Powszechny Zaklad Ubezpieczen SA	12,186	135

		460

Total Poland		593

SINGAPORE 0.1%

INDUSTRIALS 0.1%

Singapore Airlines Ltd.	31,300	148

Total Singapore		148

SOUTH AFRICA 0.9%

CONSUMER STAPLES 0.1%

Shoprite Holdings Ltd.	10,592	165

FINANCIALS 0.7%

Absa Group Ltd.	17,443	175

FirstRand Ltd.	106,388	427

Nedbank Group Ltd.	9,436	141

Sanlam Ltd.	37,117	171

Standard Bank Group Ltd.	28,102	330

		1,244

MATERIALS 0.1%

Gold Fields Ltd.	9,491	124

Total South Africa		1,533

SOUTH KOREA 0.5%

CONSUMER DISCRETIONARY 0.2%

Kia Corp.	5,036	341

CONSUMER STAPLES 0.1%

KT&G Corp.	2,147	155

FINANCIALS 0.1%

Meritz Financial Group, Inc.	1,986	139

Samsung Fire & Marine Insurance Co. Ltd.	627	152

		291

INFORMATION TECHNOLOGY 0.1%

Samsung Electronics Co. Ltd.	3,331	119

Total South Korea		906

SPAIN 1.7%

CONSUMER DISCRETIONARY 0.3%

Industria de Diseno Textil SA	10,177	521

	SHARES	MARKET VALUE (000S)
ENERGY 0.2%

Repsol SA	24,774	$302

FINANCIALS 1.0%

Banco Bilbao Vizcaya Argentaria SA	121,267	1,187

Banco Santander SA	95,979	444

CaixaBank SA	36,725	199

		1,830

INDUSTRIALS 0.1%

ACS Actividades de Construccion y Servicios SA	3,716	186

UTILITIES 0.1%

Endesa SA	6,410	138

Total Spain		2,977

SWEDEN 0.2%

CONSUMER DISCRETIONARY 0.1%

Evolution AB	3,568	275

INDUSTRIALS 0.1%

SKF AB ‘B’	6,710	126

Total Sweden		401

SWITZERLAND 2.6%

CONSUMER STAPLES 0.1%

Nestle SA	1,235	101

FINANCIALS 0.7%

Swiss Re AG	6,344	919

Zurich Insurance Group AG	437	260

		1,179

HEALTH CARE 1.3%

Novartis AG	16,008	1,559

Roche Holding AG	3,030	847

		2,406

MATERIALS 0.5%

Holcim AG	9,099	876

Total Switzerland		4,562

TAIWAN 1.3%

INFORMATION TECHNOLOGY 1.3%

Hon Hai Precision Industry Co. Ltd.	53,000	296

MediaTek, Inc.	32,000	1,376

Novatek Microelectronics Corp.	12,000	183

Realtek Semiconductor Corp.	10,000	173

United Microelectronics Corp.	237,000	309

		2,337

Total Taiwan		2,337

TURKEY 0.1%

FINANCIALS 0.1%

Akbank TAS	65,684	120

Total Turkey		120

20	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)
UNITED KINGDOM 3.1%

CONSUMER DISCRETIONARY 0.1%

Kingfisher PLC	39,266	$122

CONSUMER STAPLES 1.4%

British American Tobacco PLC	41,915	1,513

Imperial Brands PLC	16,877	540

Tesco PLC	81,829	376

		2,429

FINANCIALS 0.5%

3i Group PLC	20,478	911

INDUSTRIALS 0.5%

BAE Systems PLC	63,580	912

MATERIALS 0.6%

Rio Tinto PLC	18,797	1,110

Total United Kingdom		5,484

UNITED STATES 22.0%

COMMUNICATION SERVICES 1.3%

Clear Channel Outdoor Holdings, Inc. (c)	29,821	41

Electronic Arts, Inc.	1,669	244

iHeartMedia, Inc. ‘A’ (c)	6,979	14

iHeartMedia, Inc. ‘B’ «(c)	5,486	10

Verizon Communications, Inc.	47,940	1,917

Windstream Units «(c)	40	1

		2,227

CONSUMER DISCRETIONARY 1.3%

Best Buy Co., Inc.	2,461	211

eBay, Inc.	7,522	466

Home Depot, Inc.	4,284	1,667

		2,344

CONSUMER STAPLES 4.3%

Altria Group, Inc.	35,886	1,877

Archer-Daniels-Midland Co.	3,529	178

Bunge Global SA	1,636	127

Kimberly-Clark Corp.	7,084	928

Kroger Co.	6,855	419

Philip Morris International, Inc.	19,846	2,389

Procter & Gamble Co.	2,231	374

Target Corp.	9,689	1,310

		7,602

ENERGY 1.2%

ConocoPhillips	4,028	399

Devon Energy Corp.	13,153	430

EOG Resources, Inc.	5,864	719

HF Sinclair Corp.	3,416	120

Ovintiv, Inc.	5,450	221

Valero Energy Corp.	1,882	231

		2,120

FINANCIALS 2.1%

Blackrock, Inc.	450	461

CME Group, Inc.	2,199	511

	SHARES	MARKET VALUE (000S)

Hartford Financial Services Group, Inc.	3,568	$390

Northern Trust Corp.	4,241	435

SEI Investments Co.	2,317	191

State Street Corp.	6,188	607

Synchrony Financial	8,313	540

T Rowe Price Group, Inc.	4,682	530

		3,665

HEALTH CARE 5.5%

AbbVie, Inc.	14,906	2,649

Amsurg Equity «(c)(f)	4,188	192

Gilead Sciences, Inc.	11,899	1,099

Johnson & Johnson	17,983	2,601

Medtronic PLC	21,936	1,752

Merck & Co., Inc.	4,587	456

Pfizer, Inc.	37,434	993

		9,742

INDUSTRIALS 2.3%

Cummins, Inc.	2,382	830

EMCOR Group, Inc.	981	445

Lockheed Martin Corp.	4,512	2,193

Masco Corp.	2,598	189

Snap-on, Inc.	1,058	359

Westmoreland Mining Holdings «(c)(f)	52	0

Westmoreland Mining LLC «(c)(f)	53	0

		4,016

INFORMATION TECHNOLOGY 4.0%

Apple, Inc.	5,532	1,385

Cisco Systems, Inc.	33,193	1,965

Hewlett Packard Enterprise Co.	24,002	512

Microsoft Corp.	1,701	717

NetApp, Inc.	3,778	439

NVIDIA Corp.	7,968	1,070

QUALCOMM, Inc.	4,792	736

Skyworks Solutions, Inc.	3,359	298

		7,122

Total United States		38,838

Total Common Stocks (Cost $72,673)		80,342

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 6.0%

BERMUDA 0.1%

INDUSTRIALS 0.1%

Essent Group Ltd.
6.250% due 07/01/2029	$200	204

Total Bermuda		204

FRANCE 0.4%

BANKING & FINANCE 0.4%

BPCE SA
6.714% due 10/19/2029 •	250	260

Societe Generale SA
6.691% due 01/10/2034 •	400	411

		671

Total France		671

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 0.1%

BANKING & FINANCE 0.1%

Deutsche Bank AG
3.547% due 09/18/2031 •		$200	$180

Total Germany			180

IRELAND 0.2%

INDUSTRIALS 0.2%

Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031 ^(b)	GBP	300	263

Total Ireland			263

ITALY 0.1%

BANKING & FINANCE 0.1%

Intesa Sanpaolo SpA
7.200% due 11/28/2033		$200	216

Total Italy			216

JAPAN 0.6%

BANKING & FINANCE 0.1%

Nomura Holdings, Inc.
5.594% due 07/02/2027		200	203

INDUSTRIALS 0.5%

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		868	816

Total Japan			1,019

LUXEMBOURG 0.1%

INDUSTRIALS 0.1%

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		208	192

UTILITIES 0.0%

FORESEA Holding SA
7.500% due 06/15/2030		27	27

Total Luxembourg			219

SAUDI ARABIA 0.1%

INDUSTRIALS 0.1%

Saudi Arabian Oil Co.
5.750% due 07/17/2054		200	187

Total Saudi Arabia			187

SPAIN 0.2%

BANKING & FINANCE 0.2%

Banco Santander SA
6.607% due 11/07/2028		400	421

Total Spain			421

SWITZERLAND 0.7%

BANKING & FINANCE 0.7%

UBS Group AG
3.091% due 05/14/2032 •		673	586
5.959% due 01/12/2034 •		637	651

			1,237

Total Switzerland			1,237

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	21

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 0.9%

BANKING & FINANCE 0.6%

Barclays PLC
7.437% due 11/02/2033 •		$700	$771

Nationwide Building Society
6.557% due 10/18/2027 •		200	205

			976

INDUSTRIALS 0.3%

Marston’s Issuer PLC
7.479% (SONIO/N + 2.669%) due 07/16/2035 ~	GBP	200	209

Mitchells & Butlers Finance PLC
5.296% (BP0003M + 0.450%) due 12/15/2030 ~		58	70

Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	100	77
2.375% due 04/22/2040	GBP	100	92
9.750% due 04/30/2028 «		53	62

			510

Total United Kingdom			1,486

UNITED STATES 2.5%

BANKING & FINANCE 0.5%

Credit Suisse AG AT1 Claim		$365	46

EPR Properties
4.750% due 12/15/2026		2	2
4.950% due 04/15/2028		2	2

GLP Capital LP
5.250% due 06/01/2025		3	3
5.300% due 01/15/2029		19	19

JPMorgan Chase & Co.
6.087% due 10/23/2029 •		190	197

Morgan Stanley Bank NA
4.968% due 07/14/2028 •		400	401

VICI Properties LP
4.625% due 06/15/2025		237	236

			906

INDUSTRIALS 1.5%

American Airlines Pass-Through Trust
3.350% due 04/15/2031		6	6

Boeing Co.
2.196% due 02/04/2026		10	10
2.750% due 02/01/2026		60	59
6.259% due 05/01/2027		400	410
6.298% due 05/01/2029		10	10

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (a)		167	192

CVS Pass-Through Trust
8.353% due 07/10/2031		316	340

DISH DBS Corp.
5.250% due 12/01/2026		490	446
5.750% due 12/01/2028		200	171

Energy Transfer LP
4.950% due 05/15/2028		4	4

Exela Intermediate LLC (5.750% Cash and 5.750% PIK)
11.500% due 04/15/2026 (a)		11	2

Hyundai Capital America
4.300% due 09/24/2027		400	394

T-Mobile USA, Inc.
4.200% due 10/01/2029		100	97

Topaz Solar Farms LLC
4.875% due 09/30/2039		8	7
5.750% due 09/30/2039		60	58

U.S. Renal Care, Inc.
10.625% due 06/28/2028		2	2

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		230	211

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture Global LNG, Inc.
7.000% due 01/15/2030		$140	$142
9.875% due 02/01/2032		150	165

			2,726

UTILITIES 0.5%

Pacific Gas & Electric Co.
3.250% due 06/01/2031		559	497
3.300% due 03/15/2027		20	19
3.750% due 07/01/2028		110	105
4.200% due 03/01/2029		200	194

			815

Total United States			4,447

VENEZUELA 0.0%

INDUSTRIALS 0.0%

Petroleos de Venezuela SA
6.000% due 11/15/2026 ^(b)		300	32
6.000% due 05/16/2034 ^(b)		20	2
9.750% due 05/17/2035 ^(b)		20	2

			36

Total Venezuela			36

Total Corporate Bonds & Notes (Cost $10,927)			10,586

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.9%

IRELAND 0.9%

Kinbane DAC
3.696% due 09/25/2062 ~	EUR	444	459

Ludgate Funding PLC
3.992% due 05/26/2066 •		400	414

Merrion Square Residential
3.901% due 03/24/2081 •		731	758

Total Ireland			1,631

UNITED KINGDOM 1.9%

Avon Finance PLC
5.626% due 12/28/2049 •	GBP	543	681

Bridgegate Funding PLC
7.066% due 10/16/2062 ~		1,330	1,690

Eurosail PLC
5.546% due 09/13/2045 •		199	248
5.796% due 06/13/2045 •		193	240

Grifonas Finance PLC
3.681% due 08/28/2039 •	EUR	125	126

Towd Point Mortgage Funding
5.719% due 07/20/2053 •	GBP	266	334

Total United Kingdom			3,319

UNITED STATES 10.1%

AG Trust
6.413% due 07/15/2041 •		$400	402

Banc of America Alternative Loan Trust
6.000% due 07/25/2046		35	30

Banc of America Funding Trust
4.899% due 05/20/2036 ~		5	4

Banc of America Mortgage Trust
3.993% due 11/20/2046 ~		2	2
6.000% due 10/25/2036		7	6

Barclays Commercial Real Estate Trust
3.966% due 08/10/2033		400	390

Benchmark Mortgage Trust
3.509% due 09/15/2048 ~		865	838

Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~		871	771
3.500% due 06/25/2062 ~		1,476	1,351

Chase Mortgage Finance Trust
4.754% due 09/25/2036 ~		15	13

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CIM Trust
4.750% due 06/25/2064 ~	$376	$366
5.000% due 05/25/2062 ~	1,291	1,279

Commercial Mortgage Trust
3.140% due 10/10/2036	400	349

Countrywide Alternative Loan Trust
6.000% due 06/25/2036	76	40
6.000% due 02/25/2037	49	18
6.250% due 12/25/2036 •	20	8

Countrywide Home Loan Mortgage Pass-Through Trust
4.953% due 07/25/2037 •	14	5

Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036	28	17

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
6.000% due 11/25/2035	308	71

Credit Suisse Mortgage Capital Certificates
4.473% due 12/29/2037 ~	104	54

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.904% due 04/25/2062 ~	1,318	1,244

DBGS Mortgage Trust
7.162% due 10/15/2036 •	900	697

First Horizon Alternative Mortgage Securities Trust
5.282% due 06/25/2036 ~	97	78

GS Mortgage-Backed Securities Trust
3.900% due 09/25/2061 þ	861	830

HSI Asset Loan Obligation Trust
6.000% due 06/25/2037	2	2

JP Morgan Alternative Loan Trust
5.843% due 05/26/2037 ~	34	26

JP Morgan Chase Commercial Mortgage Securities Trust
4.994% due 04/15/2037 •	391	382
7.177% due 11/15/2038 •	967	960
7.235% due 10/05/2040	400	419

JP Morgan Mortgage Trust
6.500% due 07/25/2036	77	26

Merrill Lynch Mortgage Investors Trust
4.273% due 03/25/2036 ~	7	4

MFA Trust
4.250% due 02/25/2066 ~	385	366
4.400% due 03/25/2068 þ	1,271	1,241

PRET LLC
5.925% due 10/25/2054 þ	393	394

PRPM LLC
6.327% due 06/25/2069 þ	366	369

RCKT Mortgage Trust
5.158% due 10/25/2044 þ	828	821
5.846% due 08/25/2044 þ	375	378

Residential Accredit Loans, Inc. Trust
5.253% due 10/25/2045 •	41	32
5.500% due 03/25/2037	186	148
6.250% due 03/25/2037	16	13

Structured Adjustable Rate Mortgage Loan Trust
4.685% due 10/25/2036 ~	1,096	545

Towd Point Mortgage Trust
4.480% due 10/25/2064 ~	388	380
5.153% due 07/25/2065 ~	732	721

Verus Securitization Trust
5.799% due 07/25/2069 þ	747	750

Wells Fargo Alternative Loan Trust
7.099% due 07/25/2037 ~	353	322

Wells Fargo Commercial Mortgage Trust
3.412% due 09/15/2058	45	45

WSTN Trust
6.297% due 07/05/2037 ~	500	507

Total United States		17,714

Total Non-Agency Mortgage-Backed Securities (Cost $23,264)		22,664

22	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	$13	$13
7.350% due 07/01/2035	4	4

Total Illinois		17

PUERTO RICO 0.0%

Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010
6.125% due 07/01/2040 ^(b)	100	46

Total Puerto Rico		46

Total Municipal Bonds & Notes (Cost $47)		63

	SHARES
PREFERRED STOCKS 0.4%

BRAZIL 0.3%

UTILITIES 0.3%

Petroleo Brasileiro SA ~	94,300	558

Total Brazil		558

SOUTH KOREA 0.0%

INDUSTRIALS 0.0%

Samsung Electronics Co. Ltd. ~	2,728	81

Total South Korea		81

UNITED KINGDOM 0.1%

BANKING & FINANCE 0.1%

Nationwide Building Society
10.250% ~	630	102

Total United Kingdom		102

Total Preferred Stocks (Cost $743)		741

REAL ESTATE INVESTMENT TRUSTS 5.4%

HONG KONG 0.1%

REAL ESTATE 0.1%

Link REIT	54,200	228

Total Hong Kong		228

UNITED STATES 5.3%

REAL ESTATE 5.3%

Apple Hospitality REIT, Inc.	24,453	375

Camden Property Trust	1,457	169

Cousins Properties, Inc.	8,696	266

Crown Castle, Inc.	3,070	279

Digital Realty Trust, Inc.	3,571	633

EPR Properties	5,967	264

Equity Residential	4,856	348

Gaming & Leisure Properties, Inc.	10,207	492

Healthcare Realty Trust, Inc.	14,945	253

Healthpeak Properties, Inc.	16,317	331

Highwoods Properties, Inc.	15,622	478

Kilroy Realty Corp.	9,046	366

Kimco Realty Corp.	7,180	168

Kite Realty Group Trust	8,375	211

Mid-America Apartment Communities, Inc.	1,402	217

National Storage Affiliates Trust	7,244	275

Omega Healthcare Investors, Inc.	11,169	423

		SHARES	MARKET VALUE (000S)

Park Hotels & Resorts, Inc.		28,152	$396

Public Storage		941	282

Realty Income Corp.		4,762	254

Regency Centers Corp.		2,390	177

RLJ Lodging Trust		24,969	255

Simon Property Group, Inc.		4,646	800

UDR, Inc.		7,492	325

Uniti Group, Inc.		28	0

VICI Properties, Inc.		29,645	866

WP Carey, Inc.		8,459	461

			9,364

Total United States			9,364

Total Real Estate Investment Trusts (Cost $8,523)			9,592

		PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 3.1%

ARGENTINA 0.4%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$287	217
1.000% due 07/09/2029		31	25
3.500% due 07/09/2041 þ		196	123
4.125% due 07/09/2035 þ		373	243
5.000% due 01/09/2038 þ		269	189

Total Argentina			797

BRAZIL 0.5%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (d)	BRL	6,400	972

Total Brazil			972

ISRAEL 0.2%

Israel Government International Bond
1.750% due 08/31/2025	ILS	1,000	271

Total Israel			271

MEXICO 0.8%

Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	6,841	277
3.000% due 12/03/2026 (e)		8,677	393
4.000% due 11/30/2028 (e)		501	23
4.000% due 08/24/2034 (e)		1,168	50
7.000% due 09/03/2026		3,000	138
7.500% due 06/03/2027		2,300	105
7.500% due 05/26/2033		400	16
7.750% due 05/29/2031		2,200	94
7.750% due 11/23/2034		2,600	104
8.500% due 03/01/2029		2,500	114
8.500% due 05/31/2029		1,700	77

Total Mexico			1,391

PERU 0.5%

Peru Government International Bond
5.400% due 08/12/2034	PEN	100	24
6.150% due 08/12/2032		924	244
6.900% due 08/12/2037		153	41
6.950% due 08/12/2031		1,302	366
7.300% due 08/12/2033		300	84
7.600% due 08/12/2039		300	84

Total Peru			843

ROMANIA 0.2%

Romania Government International Bond
5.125% due 09/24/2031	EUR	200	203
5.625% due 05/30/2037		100	99

Total Romania			302

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 0.3%

South Africa Government International Bond
7.000% due 02/28/2031	ZAR	600	$28
8.000% due 01/31/2030		300	15
8.500% due 01/31/2037		900	41
8.875% due 02/28/2035		1,800	87
9.000% due 01/31/2040		200	9
10.500% due 12/21/2026		5,100	281

Total South Africa			461

TURKEY 0.2%

Turkey Government International Bond
5.250% due 03/13/2030		$200	187
49.430% (BISTREFI) due 09/06/2028 ~	TRY	300	8
50.485% (BISTREFI) due 05/17/2028 ~		6,400	179

Total Turkey			374

VENEZUELA 0.0%

Venezuela Government International Bond
6.000% due 06/30/2049 ^		$125	15
7.000% due 03/31/2038 ^(b)		2	0
7.650% due 04/21/2025 ^(b)		3	1
9.250% due 09/15/2027 ^(b)		44	7

Total Venezuela			23

Total Sovereign Issues (Cost $5,798)			5,434

U.S. GOVERNMENT AGENCIES 30.9%

UNITED STATES 30.9%

Ginnie Mae, TBA
3.000% due 02/01/2055		200	173
3.500% due 02/01/2055		100	89
4.000% due 02/01/2055		300	276
4.500% due 02/01/2055		1,800	1,701
5.000% due 02/01/2055		300	291
5.500% due 02/01/2055		100	99

Uniform Mortgage-Backed Security
3.000% due 11/01/2029 - 05/01/2052		314	269
3.500% due 02/01/2050		26	23
4.000% due 08/01/2042 - 10/01/2042		88	83

Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055		2,900	2,464
3.500% due 02/01/2055		1,300	1,150
4.000% due 02/01/2055		7,400	6,766
4.500% due 03/01/2055		3,200	3,008
5.000% due 01/01/2055		8,900	8,591
5.500% due 02/01/2055		4,800	4,733
6.000% due 02/01/2055		11,500	11,544
6.500% due 02/01/2055		11,900	12,137
7.000% due 01/01/2055		1,100	1,141

Total U.S. Government Agencies (Cost $54,595)			54,538

U.S. TREASURY OBLIGATIONS 11.2%

UNITED STATES 11.2%

U.S. Treasury Bonds
2.875% due 11/15/2046		600	436
3.000% due 02/15/2049 (g)		1,133	825
4.250% due 08/15/2054		100	91
4.375% due 08/15/2043 (g)		300	282
4.500% due 11/15/2054		1,000	954
4.625% due 05/15/2054 (g)		800	778

U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025 (i)		572	568
0.125% due 07/15/2030		345	311
0.125% due 07/15/2031		2,509	2,209
0.125% due 02/15/2051		364	200
0.250% due 07/15/2029 (i)		886	821
0.375% due 07/15/2025		63	62
0.375% due 01/15/2027		42	41

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	23

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.375% due 07/15/2027	$13	$12
0.625% due 07/15/2032	652	583
0.750% due 07/15/2028	264	254
0.875% due 01/15/2029	434	414
1.000% due 02/15/2048	128	94
1.000% due 02/15/2049	125	92
1.375% due 07/15/2033	1,871	1,751
1.750% due 01/15/2034	103	99
1.875% due 07/15/2034 (g)	1,006	975

U.S. Treasury Notes
0.500% due 10/31/2027	100	90
0.625% due 11/30/2027 (g)	550	495
0.625% due 12/31/2027	220	198
0.750% due 01/31/2028	110	99
2.375% due 03/31/2029 (g)	2,800	2,585
4.000% due 10/31/2029 (g)	800	787
4.500% due 03/31/2026 (g)	1,800	1,805
4.500% due 04/15/2027 (g)	1,800	1,809

Total U.S. Treasury Obligations (Cost $21,515)		19,720

	SHARES	MARKET VALUE (000S)
WARRANTS 0.0%

LUXEMBOURG 0.0%

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	132	$0

Total Luxembourg		0

UNITED STATES 0.0%

COMMUNICATION SERVICES 0.0%

Windstream Holdings II LLC - Exp. 10/25/2059 «	26	1

Total United States		1

Total Warrants (Cost $53)		1

Total Investments in Securities (Cost $231,137)		235,842

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.5%

SHORT-TERM INSTRUMENTS 0.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%

PIMCO Short-Term Floating NAV Portfolio III	94,672	$922

Total Short-Term Instruments (Cost $921)		922

Total Investments in Affiliates (Cost $921)		922

Total Investments 134.3% (Cost $232,058)		$236,764

Financial Derivative Instruments (h)(j) 0.2% (Cost or Premiums, net $(111))		276

Other Assets and Liabilities, net (34.5)%		(60,720)

Net Assets 100.0%		$176,320

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.

(f) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$175	$192	0.11%
Intelsat Emergence SA	06/19/2017 - 07/03/2023	208	95	0.05
Westmoreland Mining Holdings	03/26/2019	0	0	0.00
Westmoreland Mining LLC	06/30/2023	0	0	0.00

		$383	$287	0.16%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	4.580%	12/19/2024	01/06/2025	$(5,942)	$(5,952)

Total Reverse Repurchase Agreements					$(5,952)

24	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
UBS	4.550%	12/16/2024	01/31/2025	$(3,535)	$(3,543)
	4.610	12/06/2024	02/13/2025	(302)	(303)
	4.720	11/06/2024	01/08/2025	(706)	(711)

Total Sale-Buyback Transactions					$(4,557)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BSN	$0	$(5,952)	$0	$(5,952)	$5,867	$(85)

Master Securities Forward Transaction Agreement
UBS	0	0	(4,557)	(4,557)	4,474	(83)

Total Borrowings and Other Financing Transactions	$0	$(5,952)	$(4,557)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(5,952)	$0	$0	$(5,952)

Total	$0	$(5,952)	$0	$0	$(5,952)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(711)	(3,846)	0	(4,557)

Total	$0	$(711)	$(3,846)	$0	$(4,557)

Total Borrowings	$0	$(6,663)	$(3,846)	$0	$(10,509)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(10,509)

(g)	Securities with an aggregate market value of $10,341 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(7,225) at a weighted average interest rate of 4.996%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(15) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Long Gilt March Futures	03/2025	50	$	5,784	$(137)	$36	$0
U.S. Treasury 2-Year Note March Futures	03/2025	1		206	0	0	0
U.S. Treasury 5-Year Note March Futures	03/2025	39		4,146	(22)	0	(4)
U.S. Treasury 10-Year Note March Futures	03/2025	81		8,809	(75)	0	(18)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	1		119	(4)	0	0

					$(238)	$36	$(22)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	25

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	8	$	(1,913)	$7	$0	$0
3-Month SOFR Active Contract December Futures	03/2026	1		(240)	5	0	0
3-Month SOFR Active Contract June Futures	09/2025	10		(2,399)	20	0	0
3-Month SOFR Active Contract March Futures	06/2025	8		(1,917)	12	0	0
3-Month SOFR Active Contract March Futures	06/2026	1		(240)	4	0	0
3-Month SOFR Active Contract September Futures	12/2025	1		(240)	5	0	0
Australia Government 10-Year Bond March Futures	03/2025	18		(1,258)	16	8	(9)
Euro-Bobl March Futures	03/2025	7		(855)	6	0	(2)
Euro-Bund March Futures	03/2025	12		(1,659)	28	0	(5)
U.S. Treasury Long-Term Bond March Futures	03/2025	17		(1,935)	44	4	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	14		(1,558)	25	3	0

					$172	$15	$(16)

Total Futures Contracts					$(66)	$51	$(38)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.499%	$600	$(5)	$15	$10	$0	$(1)
Ford Motor Co.	5.000	Quarterly	06/20/2027	0.770	200	24	(4)	20	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.491	200	17	(4)	13	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.330	500	12	(7)	5	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.478	250	0	5	5	0	0

						$48	$5	$53	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$552	$(21)	$21	$0	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	200	(10)	7	(3)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	100	(4)	2	(2)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	300	(9)	0	(9)	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	5,700	415	34	449	5	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	2,000	45	0	45	1	0

					$416	$64	$480	$6	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	300	$(5)	$7	$2	$0	$(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		1,300	(21)	67	46	0	(6)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	30,000	0	(2)	(2)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		210,000	4	38	42	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		641,000	45	98	143	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		130,000	2	0	2	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		90,200	2	19	21	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		70,000	4	(3)	1	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		48,000	13	33	46	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		9,000	0	7	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		$1,600	0	47	47	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025		200	(2)	(3)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025		200	(2)	(2)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.790	Annual	04/10/2025		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025		100	(1)	(1)	(2)	0	0

26	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	4.500%	Annual	05/22/2025	$14,420	$(42)	$(7)	$(49)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025	8,480	12	(3)	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	1,200	15	59	74	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,000	0	48	48	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.940	Semi-Annual	06/08/2026	100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	1,000	9	48	57	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	2,300	(188)	235	47	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	170	1	2	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	100	(2)	8	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026	100	(5)	10	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	100	0	(6)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027	200	0	(12)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	100	0	(6)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027	100	0	(6)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027	500	0	31	31	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	2,400	(6)	(133)	(139)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	200	0	(11)	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027	1,200	0	72	72	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027	4,900	(13)	(250)	(263)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	200	(1)	(13)	(14)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	200	8	11	19	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	200	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	900	(7)	(24)	(31)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	200	14	(2)	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.280	Semi-Annual	03/24/2028	400	0	(36)	(36)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028	100	0	10	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	1,610	(67)	(134)	(201)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028	4,900	(419)	752	333	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	2,110	2	74	76	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	200	(2)	0	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	100	0	(12)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	110	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	422	9	(53)	(44)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	1,690	10	9	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	100	0	11	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	55	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	200	(1)	(19)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	220	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	180	(6)	6	0	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.740	Annual	05/31/2029	500	(1)	6	5	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.830	Annual	05/31/2029	1,110	(1)	9	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	220	(9)	(23)	(32)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	310	18	27	45	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	282	16	15	31	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	3,540	(61)	129	68	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	100	(9)	19	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	200	(11)	36	25	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	4,460	(69)	128	59	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	1,370	120	6	126	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	300	(22)	58	36	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	200	(18)	39	21	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	(1)	(9)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	100	(9)	19	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	2,400	(97)	459	362	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	2,460	35	118	153	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	200	(1)	(6)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	127	0	22	22	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	2,120	46	16	62	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	280	(13)	12	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	110	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	2,600	174	355	529	3	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	663	(49)	(86)	(135)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	1,560	32	6	38	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	110	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	100	0	17	17	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	100	0	17	17	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	27

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.360%	Semi-Annual	07/20/2031	$100	$0	$17	$17	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	100	(1)	18	17	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	100	0	(17)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	100	0	(17)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	100	0	(17)	(17)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.790	Annual	10/31/2031	400	(2)	8	6	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.710	Annual	11/30/2031	1,490	0	28	28	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	500	(2)	11	9	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	100	0	(16)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	200	(1)	(28)	(29)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	400	(2)	(64)	(66)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	200	(1)	(31)	(32)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	210	(21)	(21)	(42)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	280	(24)	(22)	(46)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	399	35	31	66	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	2,100	246	49	295	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	100	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	100	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	100	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	100	0	(6)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	100	0	(7)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	100	0	(6)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	6,420	63	257	320	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	3,870	(31)	162	131	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	200	(1)	(12)	(13)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	725	10	53	63	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	100	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	100	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	40	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	100	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	100	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	100	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	100	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	100	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	200	(1)	(5)	(6)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	100	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	200	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	760	(20)	(5)	(25)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	100	0	2	2	0	0

28	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.885%	Annual	07/12/2034		$100	$0	$2	$2	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		50	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		100	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		100	0	7	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	7	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034		100	0	(6)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034		100	0	(6)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034		100	0	(6)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		200	(1)	(8)	(9)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		10	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049		100	(22)	60	38	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049		100	(21)	59	38	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		140	0	15	15	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		140	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		900	(269)	559	290	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		100	(24)	60	36	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050		100	(15)	57	42	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		500	(89)	290	201	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050		300	(44)	170	126	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		600	(183)	374	191	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		400	38	156	194	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		100	(1)	(44)	(45)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.590	Semi-Annual	02/09/2051		900	(7)	(382)	(389)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		100	(1)	41	40	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.690	Annual	11/15/2052		300	(4)	18	14	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		100	(1)	(10)	(11)	0	0
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		100	0	0	0	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		300	0	0	0	0	0
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		300	0	0	0	0	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026		500	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		200	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		400	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		1,000	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		900	0	(8)	(8)	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	29

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	10.105%	Maturity	01/02/2026	BRL	900	$0	$(8)	$(8)	$0	$0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		700	0	(11)	(11)	0	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		200	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		800	0	(13)	(13)	0	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		400	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		1,500	0	(24)	(24)	0	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		1,190	0	(17)	(17)	0	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		400	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		610	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		1,010	0	(14)	(14)	0	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		1,810	0	(25)	(25)	0	0
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		1,410	0	(19)	(19)	0	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		200	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		1,410	0	(19)	(19)	0	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		1,040	0	(14)	(14)	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		300	0	(3)	(3)	0	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029	AUD	2,200	23	(27)	(4)	3	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	100	0	4	4	0	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	4	4	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		100	0	4	4	0	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		100	0	4	4	0	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		100	0	0	0	0	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		5,800	47	34	81	15	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		1,000	(3)	(21)	(24)	0	(5)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	300	2	7	9	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		1,300	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		1,100	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		200	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	5,080	483	(548)	(65)	1	0
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80	(9)	10	1	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,300	(3)	16	13	4	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		600	(2)	8	6	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		400	5	(2)	3	1	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	100	0	4	4	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		100	0	5	5	0	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		680	8	(26)	(18)	2	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		100	0	8	8	0	0
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		1,500	9	70	79	0	(2)
Pay	28-Day MXN-TIIE	9.020	Lunar	12/17/2029	MXN	900	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		700	0	0	0	0	0
Pay(5)	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		900	0	0	0	0	0
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	1,200	(20)	27	7	0	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	100	0	(15)	(15)	0	(1)
Pay	UKRPI	4.140	Maturity	10/15/2031		100	0	(13)	(13)	0	(1)
Pay	UKRPI	4.250	Maturity	11/15/2031		100	(1)	(9)	(10)	0	0

							$(457)	$3,509	$3,052	$84	$(34)

Total Swap Agreements							$7	$3,578	$3,585	$90	$(35)

30	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$51	$90	$141	$0	$ (38)	$ (35)	$ (73)

(i)

Securities with an aggregate market value of $830 and cash of $2,228 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2025		$67	NZD	113	$0	$(3)

BOA	01/2025	CNH	170		$23	0	0
	01/2025	MXN	505		25	1	0
	01/2025	SEK	205		19	0	0
	01/2025		$8	IDR	129,562	0	0
	01/2025		464	JPY	70,721	0	(14)
	01/2025		20	KRW	27,834	0	(1)

BPS	01/2025	BRL	4,011		$714	64	0
	01/2025	CAD	1,185		845	20	0
	01/2025	CNH	2,558		353	4	0
	01/2025	IDR	794,584		49	0	(1)
	01/2025	INR	5,609		65	0	0
	01/2025	KRW	124,278		89	5	0
	01/2025	TWD	5,191		164	6	0
	01/2025		$648	BRL	4,011	2	0
	01/2025		144	CNH	1,053	0	(1)
	01/2025		192	EUR	181	0	(4)
	01/2025		178	IDR	2,833,019	0	(3)
	01/2025		134	INR	11,319	0	(2)
	01/2025		78	KRW	116,044	0	0
	01/2025		186	PLN	759	0	(3)
	01/2025		81	TWD	2,642	0	(1)
	01/2025		305	ZAR	5,402	0	(20)
	02/2025	CNH	1,103		$152	2	0
	03/2025	ILS	91		25	0	0
	03/2025	KRW	115,744		78	0	0
	03/2025	MXN	1,331		65	2	0
	03/2025		$49	IDR	796,993	0	0
	03/2025		65	INR	5,638	0	0
	04/2025	TWD	2,626		$81	1	0
	05/2025	CNH	1,402		193	1	0
	09/2025	ILS	994		272	0	(4)
	05/2029	KWD	23		80	2	0
	07/2029		3		10	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	31

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	01/2025	GBP	2,977		$3,748	$21	$0
	01/2025	MXN	935		46	1	0
	01/2025	TRY	6,193		168	0	(4)
	01/2025		$43	EUR	41	0	0
	01/2025		128	GBP	102	0	(1)
	01/2025		77	IDR	1,203,170	0	(2)
	01/2025		837	JPY	125,052	0	(42)
	01/2025		537	TRY	20,092	23	0
	01/2025		45	ZAR	839	0	(1)
	01/2025	ZAR	108		$6	0	0
	02/2025		$126	JPY	19,740	0	0
	02/2025		170	TRY	6,458	6	0
	03/2025	ILS	342		$96	2	0
	03/2025	TRY	925		24	0	0
	03/2025		$281	TRY	10,724	4	0

BSH	05/2025	PEN	90		$24	0	0
	07/2025		190		51	1	0

CBK	01/2025	CNH	35		5	0	0
	01/2025	IDR	967,740		60	0	0
	01/2025	INR	54,712		642	4	0
	01/2025	KRW	440,475		319	20	0
	01/2025	MXN	508		25	1	0
	01/2025	TWD	21,282		668	21	0
	01/2025		$109	IDR	1,732,840	0	(2)
	01/2025		695	INR	58,769	0	(9)
	01/2025		62	KRW	90,860	0	0
	02/2025	PEN	108		$29	0	0
	02/2025		$1,608	BRL	9,293	0	(113)
	03/2025	KRW	90,636		$62	0	0
	03/2025	PEN	317		85	1	0
	03/2025		$60	IDR	970,587	0	0
	03/2025		642	INR	54,958	0	(5)
	04/2025	PEN	216		$58	1	0
	05/2025		80		21	0	0
	07/2025		127		34	1	0
	08/2025		20		5	0	0

DUB	01/2025	KRW	404,121		290	16	0
	01/2025		$75	KRW	105,734	0	(3)
	01/2025		99	PLN	406	0	(1)
	02/2025	MXN	2,465		$122	4	0
	03/2025	PEN	1,490		392	0	(4)
	03/2025		$9	TRY	413	2	0

FAR	01/2025	AUD	943		$612	28	0
	01/2025	BRL	4,024		650	0	(2)
	01/2025	TWD	317		10	0	0
	01/2025		$654	BRL	4,024	0	(3)
	02/2025	BRL	4,046		$654	3	0

GLM	01/2025	KRW	184,224		134	9	0
	01/2025	MXN	1,202		57	0	0
	01/2025	TWD	4,988		155	4	0
	01/2025		$124	IDR	1,972,009	0	(3)
	01/2025		83	PLN	339	0	(1)
	02/2025	MXN	1,118		$55	2	0
	04/2025	PEN	279		74	0	0
	07/2025	BRL	6,400		1,068	73	0

JPM	01/2025	CNH	2,154		298	4	0
	01/2025	TRY	1,080		30	0	0
	01/2025	TWD	4,470		138	2	0
	01/2025		$9	IDR	137,276	0	0
	01/2025		111	INR	9,397	0	(2)
	01/2025		741	JPY	111,028	0	(35)
	01/2025		146	PLN	594	0	(2)
	01/2025		30	TRY	1,090	0	0
	02/2025	TRY	387		$9	0	(1)
	02/2025		$28	TRY	1,111	3	0
	03/2025		8		365	2	0
	05/2025		158		6,941	17	0

MBC	01/2025	CHF	761		$866	28	0
	01/2025	CNH	374		51	0	0

32	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2025	EUR	3,950		$4,162	$68	$0
	01/2025	GBP	61		77	1	0
	01/2025	INR	2,360		28	0	0
	01/2025	KRW	569,306		410	24	0
	01/2025		$76	CNH	553	0	(1)
	01/2025		76	INR	6,440	0	(1)
	01/2025		92	PLN	374	0	(1)
	01/2025		127	TWD	4,128	0	(1)
	03/2025	ILS	109		$31	1	0
	03/2025		$28	INR	2,373	0	0
	04/2025	TWD	4,104		$127	2	0
	05/2025	CNH	908		125	1	0

MYI	01/2025		$49	IDR	767,871	0	(1)
	01/2025		72	PLN	292	0	(1)
	02/2025		8	TRY	298	0	0

NGF	01/2025		134	IDR	2,129,723	0	(2)

RBC	01/2025	TWD	3,062		$94	1	0
	02/2025		$236	JPY	36,906	0	0
	03/2025	MXN	8,010		$391	12	0

SCX	01/2025	CNH	1,069		148	2	0
	01/2025	PEN	204		55	1	0
	01/2025	TWD	2,628		82	2	0
	01/2025		$152	IDR	2,401,348	0	(4)
	01/2025		223	INR	18,836	0	(3)
	01/2025		16	KRW	23,101	0	0
	01/2025		67	TWD	2,184	0	(1)
	02/2025		296	JPY	46,421	0	0
	03/2025	KRW	23,043		$16	0	0
	04/2025	TWD	2,174		67	1	0
	05/2025	CNH	742		103	1	0

SSB	01/2025	MXN	196		10	1	0
	03/2025	PEN	74		20	0	0
	04/2025		106		28	0	0

UAG	01/2025		$11	NOK	120	0	0
	01/2025		126	PLN	512	0	(2)
	02/2025		28	TRY	1,155	3	0

Total Forward Foreign Currency Contracts						$535	$(311)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
UAG	Put - OTC USD versus TRY	TRY	36.600	01/31/2025	100	$(1)	$(2)

	Call - OTC USD versus TRY		44.150	01/31/2025	100	(2)	0

						$(3)	$(2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490%	01/06/2025	100	$0	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	100	0	(2)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	100	0	(2)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	100	(1)	0

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	100	(1)	(1)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	100	0	(2)

							$(4)	$(8)

Total Written Options							$(7)	$(10)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	33

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
CBK	Israel Government International Bond	1.000%	Quarterly	06/20/2027	0.741%	$100	$(1)	$2	$1	$0

GST	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	100	(9)	8	0	(1)

MYC	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.841	100	0	0	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.056	100	(2)	2	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.150	300	(3)	1	0	(2)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805	200	(9)	10	1	0

							$(24)	$23	$2	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$	4,000	$(85)	$89	$4	$0

MYC	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		5,700	(2)	(7)	0	(9)

							$(87)	$82	$4	$(9)

Total Swap Agreements							$(111)	$105	$6	$(12)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$0	$0	$0	$0	$(3)	$0	$0	$(3)	$(3)	$0	$(3)
BOA	1	0	0	1	(15)	0	0	(15)	(14)	0	(14)
BPS	109	0	0	109	(39)	(2)	0	(41)	68	0	68
BRC	57	0	0	57	(50)	0	0	(50)	7	0	7
BSH	1	0	0	1	0	0	0	0	1	0	1
CBK	49	0	1	50	(129)	0	0	(129)	(79)	0	(79)
DUB	22	0	0	22	(8)	0	0	(8)	14	0	14
FAR	31	0	0	31	(5)	(2)	0	(7)	24	0	24
GLM	88	0	0	88	(4)	(1)	0	(5)	83	(60)	23
GST	0	0	4	4	0	0	(1)	(1)	3	0	3
JPM	28	0	0	28	(40)	(1)	0	(41)	(13)	0	(13)
MBC	125	0	0	125	(4)	0	0	(4)	121	0	121
MYC	0	0	1	1	0	0	(11)	(11)	(10)	0	(10)
MYI	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
NGF	0	0	0	0	(2)	(2)	0	(4)	(4)	0	(4)
RBC	13	0	0	13	0	0	0	0	13	0	13
SCX	7	0	0	7	(8)	0	0	(8)	(1)	0	(1)
SSB	1	0	0	1	0	0	0	0	1	0	1
UAG	3	0	0	3	(2)	(2)	0	(4)	(1)	0	(1)

Total Over the Counter	$535	$0	$6	$541	$(311)	$(10)	$(12)	$(333)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

34	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$51	$51
Swap Agreements	0	6	0	0	84	90

	$0	$6	$0	$0	$135	$141

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$535	$0	$535
Swap Agreements	0	6	0	0	0	6

	$0	$6	$0	$535	$0	$541

	$0	$12	$0	$535	$135	$682

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$38	$38
Swap Agreements	0	1	0	0	34	35

	$0	$1	$0	$0	$72	$73

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$311	$0	$311
Written Options	0	0	0	2	8	10
Swap Agreements	0	12	0	0	0	12

	$0	$12	$0	$313	$8	$333

	$0	$13	$0	$313	$80	$406

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3	$3
Futures	0	0	0	0	(350)	(350)
Swap Agreements	0	396	0	0	486	882

	$0	$396	$0	$0	$139	$535

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$255	$0	$255
Written Options	0	0	0	0	39	39
Swap Agreements	0	54	0	0	0	54

	$0	$54	$0	$255	$39	$348

	$0	$450	$0	$255	$178	$883

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	35

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(157)	$(157)
Swap Agreements	0	(92)	0	0	406	314

	$0	$(92)	$0	$0	$249	$157

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$342	$0	$342
Written Options	0	0	0	2	(8)	(6)
Swap Agreements	0	42	0	0	0	42

	$0	$42	$0	$344	$(8)	$378

	$0	$(50)	$0	$344	$241	$535

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$6,579	$0	$6,579
Ireland	0	1,212	0	1,212
Italy	0	417	0	417
Jersey, Channel Islands	0	401	0	401
United States	0	22,549	0	22,549
Loan Participations and Assignments
France	0	80	0	80
United Kingdom	0	0	266	266
United States	30	503	124	657
Common Stocks
Australia
Consumer Staples	0	130	0	130
Industrials	0	347	0	347
Materials	0	933	0	933
Austria
Energy	0	123	0	123
Financials	0	438	0	438
Belgium
Financials	0	160	0	160
Brazil
Consumer Staples	0	189	0	189
Energy	0	504	0	504
Financials	0	259	0	259
Materials	0	633	0	633
Canada
Financials	185	0	0	185
China
Communication Services	0	724	0	724
Consumer Discretionary	0	367	0	367
Energy	0	641	0	641
Financials	0	1,116	0	1,116
Industrials	0	275	0	275
Information Technology	0	219	0	219
Materials	0	126	0	126
Czech Republic
Utilities	127	0	0	127
Denmark
Industrials	0	151	0	151
France
Energy	0	263	0	263
Financials	0	583	0	583
Industrials	0	972	0	972
Utilities	0	257	0	257
Germany
Financials	708	0	0	708
Industrials	0	135	0	135
Materials	0	353	0	353

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Greece
Financials	$0	$265	$0	$265
Hong Kong
Consumer Discretionary	0	239	0	239
Consumer Staples	0	135	0	135
Real Estate	0	409	0	409
Utilities	0	285	0	285
Indonesia
Communication Services	0	173	0	173
Financials	0	152	0	152
Ireland
Financials	0	209	0	209
Israel
Financials	0	841	0	841
Italy
Financials	0	1,294	0	1,294
Utilities	0	958	0	958
Japan
Consumer Discretionary	0	1,156	0	1,156
Consumer Staples	0	646	0	646
Financials	0	485	0	485
Industrials	0	1,469	0	1,469
Information Technology	0	315	0	315
Real Estate	0	134	0	134
Utilities	0	164	0	164
Luxembourg
Energy	0	162	0	162
Financials	0	0	95	95
Industrials	0	0	55	55
Malaysia
Utilities	0	188	0	188
Mexico
Materials	329	0	0	329
Netherlands
Consumer Discretionary	0	538	0	538
Consumer Staples	141	0	0	141
Norway
Communication Services	0	138	0	138
Energy	0	550	0	550
Poland
Energy	0	133	0	133
Financials	0	460	0	460
Singapore
Industrials	0	148	0	148
South Africa
Consumer Staples	0	165	0	165
Financials	817	427	0	1,244
Materials	0	124	0	124

36	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
South Korea
Consumer Discretionary	$0	$341	$0	$341
Consumer Staples	0	155	0	155
Financials	0	291	0	291
Information Technology	0	119	0	119
Spain
Consumer Discretionary	0	521	0	521
Energy	0	302	0	302
Financials	0	1,830	0	1,830
Industrials	0	186	0	186
Utilities	0	138	0	138
Sweden
Consumer Discretionary	0	275	0	275
Industrials	0	126	0	126
Switzerland
Consumer Staples	0	101	0	101
Financials	0	1,179	0	1,179
Health Care	0	2,406	0	2,406
Materials	0	876	0	876
Taiwan
Information Technology	0	2,337	0	2,337
Turkey
Financials	120	0	0	120
United Kingdom
Consumer Discretionary	0	122	0	122
Consumer Staples	0	2,429	0	2,429
Financials	0	911	0	911
Industrials	0	912	0	912
Materials	0	1,110	0	1,110
United States
Communication Services	2,216	0	11	2,227
Consumer Discretionary	2,344	0	0	2,344
Consumer Staples	7,602	0	0	7,602
Energy	2,120	0	0	2,120
Financials	3,665	0	0	3,665
Health Care	9,550	0	192	9,742
Industrials	4,016	0	0	4,016
Information Technology	7,122	0	0	7,122
Corporate Bonds & Notes
Bermuda
Industrials	0	204	0	204
France
Banking & Finance	0	671	0	671
Germany
Banking & Finance	0	180	0	180
Ireland
Industrials	0	263	0	263
Italy
Banking & Finance	0	216	0	216
Japan
Banking & Finance	0	203	0	203
Industrials	0	816	0	816
Luxembourg
Industrials	0	192	0	192
Utilities	0	27	0	27
Saudi Arabia
Industrials	0	187	0	187
Spain
Banking & Finance	0	421	0	421
Switzerland
Banking & Finance	0	1,237	0	1,237
United Kingdom
Banking & Finance	0	976	0	976
Industrials	0	448	62	510
United States
Banking & Finance	0	906	0	906

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Industrials	$0	$2,726	$0	$2,726
Utilities	0	815	0	815
Venezuela
Industrials	0	36	0	36
Non-Agency Mortgage-Backed Securities
Ireland	0	1,631	0	1,631
United Kingdom	0	3,319	0	3,319
United States	0	17,714	0	17,714
Municipal Bonds & Notes
Illinois	0	17	0	17
Puerto Rico	0	46	0	46
Preferred Stocks
Brazil
Utilities	0	558	0	558
South Korea
Industrials	0	81	0	81
United Kingdom
Banking & Finance	0	102	0	102
Real Estate Investment Trusts
Hong Kong
Real Estate	0	228	0	228
United States
Real Estate	9,364	0	0	9,364
Sovereign Issues
Argentina	0	797	0	797
Brazil	0	972	0	972
Israel	0	271	0	271
Mexico	0	1,391	0	1,391
Peru	0	843	0	843
Romania	0	302	0	302
South Africa	0	461	0	461
Turkey	0	374	0	374
Venezuela	0	23	0	23
U.S. Government Agencies
United States	0	54,538	0	54,538
U.S. Treasury Obligations
United States	0	19,720	0	19,720
Warrants
United States
Communication Services	0	0	1	1

	$50,456	$184,580	$806	$235,842

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	922	0	0	922

Total Investments	$51,378	$184,580	$806	$236,764

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	44	97	0	141
Over the counter	0	541	0	541

	$44	$638	$0	$682

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(16)	(57)	0	(73)
Over the counter	0	(333)	0	(333)

	$(16)	$(390)	$0	$(406)

Total Financial Derivative Instruments	$28	$248	$0	$276

Totals	$51,406	$184,828	$806	$237,040

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	37

Schedule of Investments	PIMCO RAE Emerging Markets Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.2%

COMMON STOCKS 93.7%

BRAZIL 5.7%

COMMUNICATION SERVICES 0.1%

Telefonica Brasil SA	211,200	$1,610

CONSUMER DISCRETIONARY 0.3%

Vibra Energia SA	2,649,900	7,644

CONSUMER STAPLES 0.7%

JBS SA	2,289,000	13,512

Marfrig Global Foods SA	408,800	1,127

		14,639

ENERGY 0.1%

Ultrapar Participacoes SA	432,365	1,123

FINANCIALS 0.5%

B3 SA - Brasil Bolsa Balcao	2,090,900	3,474

Banco do Brasil SA	761,180	2,952

Banco Santander Brasil SA	967,400	3,750

		10,176

MATERIALS 4.0%

Cia Siderurgica Nacional SA	1,427,300	2,041

Vale SA	9,298,900	82,236

		84,277

UTILITIES 0.0%

Engie Brasil Energia SA	31,800	183

Total Brazil		119,652

CHILE 0.7%

CONSUMER DISCRETIONARY 0.0%

Empresas Copec SA	65,400	400

CONSUMER STAPLES 0.3%

Cencosud SA	3,014,243	6,665

FINANCIALS 0.2%

Banco de Chile	16,681,708	1,896

Banco Santander Chile	43,631,284	2,074

		3,970

MATERIALS 0.0%

Empresas CMPC SA	116,991	184

UTILITIES 0.2%

Colbun SA	10,590,613	1,310

Enel Chile SA	43,137,439	2,494

		3,804

Total Chile		15,023

CHINA 30.1%

COMMUNICATION SERVICES 0.9%

China Tower Corp. Ltd. ‘H’	64,396,000	9,248

	SHARES	MARKET VALUE (000S)

China United Network Communications Ltd. ‘A’	12,740,200	$9,267

		18,515

CONSUMER DISCRETIONARY 2.4%

BAIC Motor Corp. Ltd. ‘H’	12,769,000	3,925

Dongfeng Motor Group Co. Ltd. ‘H’ (c)	8,794,000	4,183

Huayu Automotive Systems Co. Ltd. ‘A’	962,437	2,316

SAIC Motor Corp. Ltd. ‘A’	968,800	2,748

Tianneng Power International Ltd.	428,000	454

Topsports International Holdings Ltd.	5,936,000	2,261

Vipshop Holdings Ltd.	2,417,588	32,565

Zhongsheng Group Holdings Ltd.	943,000	1,684

		50,136

CONSUMER STAPLES 0.3%

Henan Shuanghui Investment & Development Co. Ltd. ‘A’	348,800	1,240

Hengan International Group Co. Ltd.	725,000	2,093

Tingyi Cayman Islands Holding Corp.	1,370,000	1,779

Uni-President China Holdings Ltd.	996,000	1,000

		6,112

ENERGY 7.2%

China Petroleum & Chemical Corp. ‘H’	146,816,400	83,761

China Shenhua Energy Co. Ltd. ‘H’	1,768,000	7,627

PetroChina Co. Ltd. ‘H’	77,450,000	60,593

Shaanxi Coal Industry Co. Ltd. ‘A’	116,000	369

		152,350

FINANCIALS 12.0%

Bank of China Ltd. ‘H’	126,198,000	64,217

China Cinda Asset Management Co. Ltd. ‘H’	15,221,000	2,461

China CITIC Bank Corp. Ltd. ‘H’	7,328,000	5,055

China Construction Bank Corp. ‘H’	96,334,000	79,810

China Minsheng Banking Corp. Ltd. ‘H’	11,074,500	4,888

Chongqing Rural Commercial Bank Co. Ltd. ‘H’	2,517,000	1,501

Industrial & Commercial Bank of China Ltd. ‘H’	14,690,000	9,794

Industrial Bank Co. Ltd. ‘A’	1,035,300	2,717

Lufax Holding Ltd. ADR	1,206,992	2,885

People’s Insurance Co. Group of China Ltd. ‘H’	4,992,000	2,473

PICC Property & Casualty Co. Ltd. ‘H’	11,830,000	18,606

Ping An Insurance Group Co. of China Ltd. ‘H’	9,254,000	54,315

Shanghai Pudong Development Bank Co. Ltd. ‘A’	2,758,400	3,889

		252,611

	SHARES	MARKET VALUE (000S)
HEALTH CARE 0.9%

China Resources Pharmaceutical Group Ltd.	6,753,000	$4,940

Sinopharm Group Co. Ltd. ‘H’	5,070,800	13,831

		18,771

INDUSTRIALS 2.1%

China Communications Services Corp. Ltd. ‘H’	8,484,000	4,954

China International Marine Containers Group Co. Ltd. ‘H’	3,700,700	2,573

China Lesso Group Holdings Ltd. ‘L’	1,656,000	733

China State Construction Engineering Corp. Ltd. ‘A’	5,557,000	4,568

CITIC Ltd.	7,699,000	9,036

COSCO SHIPPING Holdings Co. Ltd. ‘H’	3,246,500	5,315

CRRC Corp. Ltd. ‘H’	5,809,000	3,735

Daqin Railway Co. Ltd. ‘A’	2,115,400	1,965

Fosun International Ltd.	1,159,500	675

Sinopec Engineering Group Co. Ltd. ‘H’	2,894,500	2,501

Sinotrans Ltd. ‘H’	3,709,000	1,747

Sinotruk Hong Kong Ltd.	1,806,500	5,281

Xiamen ITG Group Corp. Ltd. ‘A’	1,935,000	1,761

Xiamen Xiangyu Co. Ltd. ‘A’	258,200	230

Xinte Energy Co. Ltd. ‘H’	298,400	286

		45,360

INFORMATION TECHNOLOGY 2.3%

AAC Technologies Holdings, Inc.	2,609,500	12,514

Lenovo Group Ltd.	26,560,000	34,145

Xinyi Solar Holdings Ltd.	3,700,000	1,476

		48,135

MATERIALS 1.5%

Angang Steel Co. Ltd. ‘H’	8,936,000	1,678

Anhui Conch Cement Co. Ltd. ‘H’	3,090,000	7,866

Baoshan Iron & Steel Co. Ltd. ‘A’	3,525,900	3,380

China Hongqiao Group Ltd.	3,430,500	5,149

China National Building Material Co. Ltd. ‘H’	8,594,000	3,883

Jiangxi Copper Co. Ltd. ‘H’	3,173,000	5,056

Luxi Chemical Group Co. Ltd. ‘A’	650,200	1,041

Sinopec Shanghai Petrochemical Co. Ltd. ‘H’	17,450,000	2,689

Xinyu Iron & Steel Co. Ltd. ‘A’	1,306,600	598

		31,340

REAL ESTATE 0.4%

Agile Group Holdings Ltd. (c)	8,378,000	784

CIFI Holdings Group Co. Ltd. (a)(c)	21,590,000	774

Country Garden Holdings Co. Ltd. «(a)(c)	6,194,000	194

Gemdale Corp. ‘A’	1,881,300	1,130

Longfor Group Holdings Ltd.	1,925,000	2,441

Seazen Group Ltd.	7,684,000	1,779

Shui On Land Ltd.	7,148,000	614

		7,716

38	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)
UTILITIES 0.1%

ENN Energy Holdings Ltd.	487,200	$3,462

Total China		634,508

GREECE 0.6%

COMMUNICATION SERVICES 0.3%

Hellenic Telecommunications Organization SA	418,313	6,441

ENERGY 0.1%

Helleniq Energy Holdings SA	136,061	1,065

Motor Oil Hellas Corinth Refineries SA	73,625	1,571

		2,636

INDUSTRIALS 0.2%

Star Bulk Carriers Corp.	228,833	3,421

Total Greece		12,498

HONG KONG 2.4%

FINANCIALS 0.4%

BOC Hong Kong Holdings Ltd.	1,578,500	5,040

China Taiping Insurance Holdings Co. Ltd.	2,345,200	3,484

		8,524

INDUSTRIALS 0.5%

China Everbright Environment Group Ltd.	6,190,000	3,071

China State Construction International Holdings Ltd.	614,000	966

Orient Overseas International Ltd.	263,500	3,882

Shanghai Industrial Holdings Ltd.	897,000	1,365

Shenzhen International Holdings Ltd.	2,370,500	2,213

		11,497

MATERIALS 0.0%

China Resources Building Materials Technology Holdings Ltd.	1,974,000	400

UTILITIES 1.5%

Beijing Enterprises Holdings Ltd.	652,000	2,231

Beijing Enterprises Water Group Ltd.	7,124,000	2,298

China Resources Gas Group Ltd.	384,200	1,521

China Resources Power Holdings Co. Ltd.	2,996,000	7,254

Guangdong Investment Ltd.	2,134,000	1,833

Kunlun Energy Co. Ltd.	14,524,000	15,652

		30,789

Total Hong Kong		51,210

INDIA 15.3%

COMMUNICATION SERVICES 0.4%

Indus Towers Ltd. (a)	2,272,613	9,045

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.4%

Hero MotoCorp Ltd.	118,313	$5,737

Rajesh Exports Ltd.	659,874	1,774

		7,511

CONSUMER STAPLES 0.1%

ITC Ltd.	417,896	2,356

ENERGY 4.8%

Bharat Petroleum Corp. Ltd.	3,408,669	11,590

Chennai Petroleum Corp. Ltd.	112,634	821

Coal India Ltd.	1,898,131	8,496

Great Eastern Shipping Co. Ltd. ‘F’	92,678	1,039

Hindustan Petroleum Corp. Ltd.	3,309,066	15,732

Indian Oil Corp. Ltd.	16,327,341	25,875

Oil & Natural Gas Corp. Ltd.	8,267,932	23,077

Oil India Ltd.	1,258,590	6,326

Petronet LNG Ltd.	1,856,697	7,493

		100,449

FINANCIALS 3.1%

General Insurance Corp. of India	362,850	1,878

Housing & Urban Development Corp. Ltd.	1,311,361	3,582

Power Finance Corp. Ltd.	4,967,710	25,951

REC Ltd.	2,382,626	13,892

Sammaan Capital Ltd.	11,007,817	19,356

		64,659

HEALTH CARE 0.2%

Aurobindo Pharma Ltd.	45,109	702

Glenmark Pharmaceuticals Ltd.	156,450	2,935

		3,637

INDUSTRIALS 0.3%

Amara Raja Energy & Mobility Ltd.	68,339	955

Bharat Heavy Electricals Ltd.	2,412,979	6,438

		7,393

INFORMATION TECHNOLOGY 0.1%

Oracle Financial Services Software Ltd.	3,906	581

Redington Ltd.	716,220	1,671

		2,252

MATERIALS 4.4%

Chambal Fertilisers & Chemicals Ltd.	353,267	2,032

Gujarat State Fertilizers & Chemicals Ltd. ‘F’	652,901	1,502

Jindal Saw Ltd.	848,916	2,884

Jindal Steel & Power Ltd.	652,435	7,075

National Aluminium Co. Ltd.	11,169,016	27,523

Steel Authority of India Ltd.	721,149	951

Tata Steel Ltd.	3,128,407	5,033

Vedanta Ltd.	8,812,042	45,664

		92,664

	SHARES	MARKET VALUE (000S)
UTILITIES 1.5%

GAIL India Ltd.	4,758,359	$10,576

NTPC Ltd.	1,851,188	7,191

Power Grid Corp. of India Ltd.	1,476,324	5,314

PTC India Ltd.	1,714,216	2,895

Reliance Infrastructure Ltd. (a)	427,086	1,513

Reliance Power Ltd. (a)	9,866,573	4,910

		32,399

Total India		322,365

INDONESIA 1.6%

COMMUNICATION SERVICES 0.3%

Telkom Indonesia Persero Tbk PT	35,872,700	6,005

CONSUMER STAPLES 0.1%

Gudang Garam Tbk PT (a)	826,300	680

Hanjaya Mandala Sampoerna Tbk PT	19,459,400	768

Indofood Sukses Makmur Tbk PT	446,700	214

		1,662

ENERGY 0.7%

Adaro Energy Indonesia Tbk PT	28,928,700	4,356

AKR Corporindo Tbk PT	7,933,000	553

Bukit Asam Tbk PT	7,866,000	1,343

Indo Tambangraya Megah Tbk PT	3,241,800	5,378

United Tractors Tbk PT	2,785,600	4,634

		16,264

FINANCIALS 0.1%

Bank Mandiri Persero Tbk PT	3,273,900	1,152

INDUSTRIALS 0.1%

Astra International Tbk PT	9,413,200	2,861

MATERIALS 0.1%

Indocement Tunggal Prakarsa Tbk PT	2,820,900	1,298

UTILITIES 0.2%

Perusahaan Gas Negara Tbk PT	43,522,300	4,291

Total Indonesia		33,533

KUWAIT 0.0%

COMMUNICATION SERVICES 0.0%

Mobile Telecommunications Co. KSCP	340,372	518

Total Kuwait		518

MALAYSIA 2.1%

CONSUMER DISCRETIONARY 0.1%

Genting Bhd.	2,385,500	2,058

ENERGY 0.0%

Petronas Dagangan Bhd.	182,900	790

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	39

Schedule of Investments	PIMCO RAE Emerging Markets Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.7%

Alliance Bank Malaysia Bhd.	708,000	$766

AMMB Holdings Bhd.	784,800	962

CIMB Group Holdings Bhd.	1,935,300	3,546

Malayan Banking Bhd.	3,498,200	8,009

Public Bank Bhd.	413,500	421

RHB Bank Bhd.	1,028,100	1,490

		15,194

HEALTH CARE 0.5%

Hartalega Holdings Bhd.	3,081,000	2,719

Kossan Rubber Industries Bhd.	1,927,000	1,219

Supermax Corp. Bhd. (a)	3,101,900	922

Top Glove Corp. Bhd. (a)	20,547,000	6,151

		11,011

INDUSTRIALS 0.4%

Capital A Bhd. (a)	20,265,000	4,529

IJM Corp. Bhd.	1,816,900	1,233

Sime Darby Bhd.	3,863,500	2,038

		7,800

REAL ESTATE 0.1%

Sime Darby Property Bhd.	2,118,200	799

UTILITIES 0.3%

Tenaga Nasional Bhd.	1,439,700	4,808

YTL Corp. Bhd.	1,449,500	864

		5,672

Total Malaysia		43,324

MEXICO 1.5%

COMMUNICATION SERVICES 0.0%

Grupo Televisa SAB	514,300	170

CONSUMER DISCRETIONARY 0.0%

Nemak SAB de CV (a)	3,123,100	370

CONSUMER STAPLES 0.2%

Arca Continental SAB de CV	120,800	1,001

Coca-Cola Femsa SAB de CV	371,100	2,883

		3,884

FINANCIALS 0.1%

Grupo Financiero Inbursa SAB de CV ‘O’ (a)	1,180,998	2,458

INDUSTRIALS 0.3%

Alfa SAB de CV ‘A’	9,740,407	7,049

MATERIALS 0.9%

Alpek SAB de CV (c)	1,105,306	691

Cemex SAB de CV	25,460,558	14,262

Grupo Mexico SAB de CV ‘B’	444,300	2,108

Orbia Advance Corp. SAB de CV	2,240,900	1,610

		18,671

Total Mexico		32,602

	SHARES	MARKET VALUE (000S)
PHILIPPINES 0.3%

COMMUNICATION SERVICES 0.1%

PLDT, Inc.	89,080	$1,991

ENERGY 0.1%

Semirara Mining & Power Corp.	2,737,300	1,647

INDUSTRIALS 0.1%

Alliance Global Group, Inc.	4,455,700	694

DMCI Holdings, Inc.	7,951,200	1,482

		2,176

Total Philippines		5,814

POLAND 0.2%

COMMUNICATION SERVICES 0.1%

Cyfrowy Polsat SA	457,409	1,567

FINANCIALS 0.1%

Powszechny Zaklad Ubezpieczen SA	236,375	2,626

UTILITIES 0.0%

PGE Polska Grupa Energetyczna SA (a)	651,535	959

Total Poland		5,152

QATAR 0.1%

COMMUNICATION SERVICES 0.0%

Ooredoo QPSC	125,844	399

FINANCIALS 0.1%

Commercial Bank PSQC	183,977	220

Qatar National Bank QPSC	182,998	869

		1,089

Total Qatar		1,488

REPUBLIC OF KOREA 0.0%

INDUSTRIALS 0.0%

HMM Co. Ltd.	77,963	931

Total Republic of Korea		931

RUSSIA 0.0%

COMMUNICATION SERVICES 0.0%

Mobile TeleSystems PJSC «(c)	290,070	0

Rostelecom PJSC «(c)	341,490	0

Sistema AFK PAO «	1,963,160	0

		0

ENERGY 0.0%

Gazprom PJSC «(a)	3,725,600	0

LUKOIL PJSC «	254,140	0

		0

FINANCIALS 0.0%

Sberbank of Russia PJSC «	4,916,745	0

VTB Bank PJSC «(a)	4,772,724	0

		0

	SHARES	MARKET VALUE (000S)
MATERIALS 0.0%

Alrosa PJSC «	2,122,120	$0

GMK Norilskiy Nickel PAO «	379,700	0

Magnitogorsk Iron & Steel Works PJSC «	6,974,129	0

Novolipetsk Steel PJSC «	3,113,725	0

Severstal PAO «	339,609	0

		0

UTILITIES 0.0%

Federal Grid Co. - Rosseti PJSC «(a)	591,291,707	1

Inter RAO UES PJSC «	15,264,000	0

Unipro PJSC «(a)	3,938,000	0

		1

Total Russia		1

SAUDI ARABIA 0.7%

COMMUNICATION SERVICES 0.2%

Saudi Telecom Co.	360,628	3,839

FINANCIALS 0.1%

Arab National Bank	86,447	484

Banque Saudi Fransi	244,771	1,030

		1,514

MATERIALS 0.3%

Sahara International Petrochemical Co.	167,977	1,111

Saudi Basic Industries Corp.	237,434	4,234

Yanbu National Petrochemical Co.	155,374	1,563

		6,908

UTILITIES 0.1%

Saudi Electricity Co.	445,360	2,001

Total Saudi Arabia		14,262

SOUTH AFRICA 3.6%

COMMUNICATION SERVICES 0.5%

MTN Group Ltd.	1,250,141	6,076

MultiChoice Group	201,773	1,155

Telkom SA SOC Ltd. (a)	1,659,224	3,074

		10,305

CONSUMER DISCRETIONARY 0.2%

Motus Holdings Ltd.	502,365	3,235

CONSUMER STAPLES 0.3%

SPAR Group Ltd. (a)	190,068	1,471

Tiger Brands Ltd.	297,116	4,551

		6,022

ENERGY 0.1%

Exxaro Resources Ltd.	220,559	1,846

FINANCIALS 1.5%

Absa Group Ltd.	357,272	3,592

Investec Ltd.	94,614	627

Momentum Group Ltd.	2,603,516	4,175

40	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)

Nedbank Group Ltd.	951,854	$14,209

Old Mutual Ltd.	5,360,251	3,565

Standard Bank Group Ltd.	485,688	5,707

		31,875

HEALTH CARE 0.1%

Life Healthcare Group Holdings Ltd.	1,914,165	1,661

INDUSTRIALS 0.1%

Barloworld Ltd.	442,112	2,530

MATERIALS 0.8%

African Rainbow Minerals Ltd.	93,173	742

Anglo American Platinum Ltd.	87,774	2,648

Impala Platinum Holdings Ltd.	731,181	3,419

Kumba Iron Ore Ltd.	118,536	2,049

Sappi Ltd.	401,603	1,043

Sibanye Stillwater Ltd.	10,040,872	8,015

		17,916

Total South Africa		75,390

SOUTH KOREA 11.5%

COMMUNICATION SERVICES 1.8%

KT Corp.	922,683	27,455

LG Uplus Corp.	594,200	4,155

NCSoft Corp.	14,463	1,786

SK Telecom Co. Ltd.	137,150	5,139

		38,535

CONSUMER DISCRETIONARY 2.1%

Coway Co. Ltd.	12,031	543

Hankook Tire & Technology Co. Ltd.	84,938	2,193

HL Mando Co. Ltd.	36,024	982

Hyundai Mobis Co. Ltd.	15,212	2,419

Hyundai Wia Corp.	37,858	964

Kia Corp.	288,938	19,552

LG Electronics, Inc.	246,237	13,835

Lotte Shopping Co. Ltd.	58,745	2,139

Shinsegae, Inc.	17,036	1,528

		44,155

CONSUMER STAPLES 0.7%

Amorepacific Group	76,138	1,069

KT&G Corp.	134,092	9,702

LG H&H Co. Ltd.	18,946	3,897

		14,668

ENERGY 0.1%

S-Oil Corp.	55,797	2,083

FINANCIALS 2.5%

BNK Financial Group, Inc.	178,742	1,249

DB Insurance Co. Ltd.	70,198	4,877

Hanwha Life Insurance Co. Ltd.	1,872,519	3,106

Hyundai Marine & Fire Insurance Co. Ltd.	217,898	3,643

KB Financial Group, Inc.	161,818	9,112

Samsung Card Co. Ltd.	83,190	2,220

Samsung Fire & Marine Insurance Co. Ltd.	32,228	7,802

	SHARES	MARKET VALUE (000S)

Samsung Life Insurance Co. Ltd.	30,644	$1,961

Shinhan Financial Group Co. Ltd.	388,189	12,588

Woori Financial Group, Inc.	523,108	5,451

		52,009

INDUSTRIALS 2.3%

CJ Corp.	97,566	6,505

CJ Logistics Corp.	18,779	1,068

Daewoo Engineering & Construction Co. Ltd. (a)	709,348	1,485

DL E&C Co. Ltd.	76,834	1,667

Doosan Co. Ltd.	40,254	6,846

GS Engineering & Construction Corp.	161,865	1,899

GS Holdings Corp.	57,169	1,516

Hanwha Corp.	291,753	5,296

Hyundai Engineering & Construction Co. Ltd.	426,616	7,311

Hyundai Glovis Co. Ltd.	113,916	9,087

LX International Corp.	184,600	3,367

SK Networks Co. Ltd.	447,449	1,251

SK, Inc.	20,441	1,815

		49,113

INFORMATION TECHNOLOGY 0.3%

LG Display Co. Ltd.	937,318	5,720

MATERIALS 1.1%

Hyundai Steel Co.	68,337	968

Kumho Petrochemical Co. Ltd.	19,754	1,210

Posco Holdings, Inc.	128,887	21,986

		24,164

UTILITIES 0.6%

Korea Electric Power Corp. (a)	720,069	9,755

Korea Gas Corp. (a)	78,371	1,832

		11,587

Total South Korea		242,034

TAIWAN 10.5%

COMMUNICATION SERVICES 0.1%

Chunghwa Telecom Co. Ltd.	465,000	1,750

Far EasTone Telecommunications Co. Ltd.	476,000	1,297

		3,047

CONSUMER DISCRETIONARY 0.6%

Cheng Shin Rubber Industry Co. Ltd.	1,659,000	2,478

China Motor Corp.	1,197,000	2,891

Pou Chen Corp.	5,477,000	6,154

		11,523

CONSUMER STAPLES 0.1%

Uni-President Enterprises Corp.	680,000	1,676

INDUSTRIALS 5.7%

Evergreen Marine Corp. Taiwan Ltd.	11,332,000	77,734

	SHARES	MARKET VALUE (000S)

Far Eastern New Century Corp.	1,721,000	$1,657

Wan Hai Lines Ltd.	2,833,000	7,001

Yang Ming Marine Transport Corp.	14,682,000	33,879

		120,271

INFORMATION TECHNOLOGY 4.0%

Asustek Computer, Inc.	65,337	1,225

AUO Corp.	4,347,000	1,939

Catcher Technology Co. Ltd.	1,344,000	7,939

Chicony Electronics Co. Ltd.	387,771	1,795

Compal Electronics, Inc.	17,579,000	20,126

FLEXium Interconnect, Inc.	736,000	1,442

General Interface Solution Holding Ltd.	631,871	974

Innolux Corp.	7,045,800	3,079

MediaTek, Inc.	74,000	3,181

Micro-Star International Co. Ltd.	357,000	1,994

Novatek Microelectronics Corp.	341,000	5,209

Pegatron Corp.	6,573,000	18,380

Powertech Technology, Inc.	1,157,000	4,296

Primax Electronics Ltd.	1,167,000	2,701

Radiant Opto-Electronics Corp.	1,054,000	6,307

Silicon Motion Technology Corp.	25,461	1,376

Supreme Electronics Co. Ltd.	764,000	1,379

TPK Holding Co. Ltd.	759,000	895

		84,237

MATERIALS 0.0%

Tung Ho Steel Enterprise Corp.	280,000	580

REAL ESTATE 0.0%

Farglory Land Development Co. Ltd.	186,000	419

Total Taiwan		221,753

THAILAND 6.0%

COMMUNICATION SERVICES 0.1%

Jasmine International PCL	27,151,223	1,698

CONSUMER DISCRETIONARY 0.1%

Sri Trang Agro-Industry PCL	4,236,300	2,237

CONSUMER STAPLES 0.1%

Charoen Pokphand Foods PCL	4,607,000	3,076

ENERGY 0.9%

IRPC PCL	26,569,300	957

PTT PCL	15,207,800	14,179

Star Petroleum Refining PCL	17,759,800	3,425

		18,561

FINANCIALS 4.3%

Bangkok Bank PCL	1,030,300	4,553

Kasikornbank PCL	4,869,800	22,166

Kiatnakin Phatra Bank PCL	189,900	292

Krung Thai Bank PCL	6,311,500	3,883

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	41

Schedule of Investments	PIMCO RAE Emerging Markets Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

SCB PCL	11,198,300	$38,552

Thai Life Insurance PCL	6,238,500	2,044

Thanachart Capital PCL	8,149,304	12,070

Tisco Financial Group PCL	2,311,200	6,673

		90,233

HEALTH CARE 0.0%

Sri Trang Gloves Thailand PCL	2,263,700	652

INDUSTRIALS 0.1%

Regional Container Lines PCL	2,252,500	1,865

MATERIALS 0.2%

Indorama Ventures PCL	2,125,300	1,542

PTT Global Chemical PCL	4,204,400	2,996

Siam City Cement PCL	126,300	606

		5,144

REAL ESTATE 0.2%

3BB Internet Infrastructure Fund	2,134,600	325

Land & Houses PCL	12,801,600	1,894

Pruksa Holding PCL	767,800	178

Supalai PCL	1,834,300	976

		3,373

Total Thailand		126,839

TURKEY 0.6%

FINANCIALS 0.5%

Is Yatirim Menkul Degerler AS ‘A’	8,493,851	11,767

INDUSTRIALS 0.1%

AG Anadolu Grubu Holding AS	186,440	1,647

Total Turkey		13,414

UNITED ARAB EMIRATES 0.2%

FINANCIALS 0.2%

Dubai Islamic Bank PJSC	950,589	1,834

	SHARES	MARKET VALUE (000S)

Emirates NBD Bank PJSC	338,584	$1,977

		3,811

Total United Arab Emirates		3,811

Total Common Stocks (Cost $1,824,564)		1,976,122

PREFERRED STOCKS 6.2%

BRAZIL 6.1%

INDUSTRIALS 0.9%

Braskem SA	753,800	1,436

Gerdau SA ~	4,416,600	12,897

Metalurgica Gerdau SA ~	2,785,100	4,624

Usinas Siderurgicas de Minas Gerais SA Usiminas ‘A’ ~	1,542,700	1,345

		20,302

UTILITIES 5.2%

Cia Energetica de Minas Gerais ~	5,098,470	9,095

Companhia Paranaense de Energia ~	2,928,400	4,332

Petroleo Brasileiro SA ~	16,141,600	95,469

		108,896

Total Brazil		129,198

CHILE 0.1%

INDUSTRIALS 0.1%

Embotelladora Andina SA ~	619,804	1,886

Total Chile		1,886

RUSSIA 0.0%

UTILITIES 0.0%

Bashneft PJSC «	31,237	0

Transneft PJSC «	81,000	0

		0

Total Russia		0

Total Preferred Stocks (Cost $158,495)		131,084

	SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 0.3%

MEXICO 0.0%

REAL ESTATE 0.0%

Fibra Uno Administracion SA de CV	427,600	$425

Total Mexico		425

SOUTH AFRICA 0.3%

REAL ESTATE 0.3%

Growthpoint Properties Ltd.	6,150,515	4,149

Redefine Properties Ltd.	3,894,988	939

		5,088

Total South Africa		5,088

Total Real Estate Investment Trusts (Cost $5,672)		5,513

Total Investments in Securities (Cost $1,988,731)		2,112,719

INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS 0.2%

PIMCO Government Money Market Fund
4.640% (b)(c)(d)	4,394,545	4,394

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	156,809	1,527

Total Short-Term Instruments (Cost $5,921)		5,921

Total Investments in Affiliates (Cost $5,921)		5,921

Total Investments 100.5% (Cost $1,994,652)		$2,118,640

Financial Derivative Instruments (e) (0.0)% (Cost or Premiums, net $0)		(15)

Other Assets and Liabilities, net (0.5)%		(9,642)

Net Assets 100.0%		$2,108,983

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)

Securities with an aggregate market value of $3,970 were out on loan in exchange for $4,395 of cash collateral as of December 31, 2024. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5, Securities Lending, in the Notes to Financial Statements.

(d)	Coupon represents a 7-Day Yield.

42	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Master Securities Lending Agreement
BMO	$0	$0	$0	$791	$791	$(873)	$(82)
GSC	0	0	0	1,405	1,405	(1,503)	(98)
MSC	0	0	0	84	84	(125)	(41)
SAL	0	0	0	626	626	(680)	(54)
UBS	0	0	0	1,064	1,064	(1,214)	(150)

Total Borrowings and Other Financing Transactions	$0	$0	$0	$3,970

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(2)
Common Stocks	$4,395	$0	$0	$0	$4,395

Total Borrowings	$4,395	$0	$0	$0	$4,395

Payable for securities on loan - cash collateral					$4,395

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(2)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Mini MSCI Emerging Markets Index March Futures	03/2025	92	$	4,939	$(98)	$0	$(15)

Total Futures Contracts					$(98)	$0	$(15)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(15)	$0	$(15)

Cash of $551 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	43

Schedule of Investments	PIMCO RAE Emerging Markets Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$15	$0	$0	$15

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(913)	$0	$0	$(913)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(20)	$0	$(20)

	$0	$0	$(913)	$(20)	$0	$(933)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(98)	$0	$0	$(98)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Common Stocks
Brazil
Communication Services	$0	$1,610	$0	$1,610
Consumer Discretionary	0	7,644	0	7,644
Consumer Staples	1,127	13,512	0	14,639
Energy	0	1,123	0	1,123
Financials	0	10,176	0	10,176
Materials	0	84,277	0	84,277
Utilities	0	183	0	183
Chile
Consumer Discretionary	0	400	0	400
Consumer Staples	0	6,665	0	6,665
Financials	0	3,970	0	3,970
Materials	184	0	0	184
Utilities	3,804	0	0	3,804
China
Communication Services	0	18,515	0	18,515
Consumer Discretionary	33,019	17,117	0	50,136
Consumer Staples	0	6,112	0	6,112
Energy	0	152,350	0	152,350
Financials	2,885	249,726	0	252,611
Health Care	0	18,771	0	18,771
Industrials	0	45,360	0	45,360
Information Technology	0	48,135	0	48,135
Materials	0	31,340	0	31,340
Real Estate	0	7,522	194	7,716
Utilities	0	3,462	0	3,462
Greece
Communication Services	0	6,441	0	6,441
Energy	0	2,636	0	2,636

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Industrials	$3,421	$0	$0	$3,421
Hong Kong
Financials	0	8,524	0	8,524
Industrials	2,213	9,284	0	11,497
Materials	0	400	0	400
Utilities	1,521	29,268	0	30,789
India
Communication Services	0	9,045	0	9,045
Consumer Discretionary	0	7,511	0	7,511
Consumer Staples	0	2,356	0	2,356
Energy	0	100,449	0	100,449
Financials	0	64,659	0	64,659
Health Care	0	3,637	0	3,637
Industrials	0	7,393	0	7,393
Information Technology	0	2,252	0	2,252
Materials	0	92,664	0	92,664
Utilities	4,910	27,489	0	32,399
Indonesia
Communication Services	0	6,005	0	6,005
Consumer Staples	982	680	0	1,662
Energy	10,012	6,252	0	16,264
Financials	0	1,152	0	1,152
Industrials	0	2,861	0	2,861
Materials	0	1,298	0	1,298
Utilities	0	4,291	0	4,291
Kuwait
Communication Services	0	518	0	518
Malaysia
Consumer Discretionary	0	2,058	0	2,058
Energy	790	0	0	790
Financials	0	15,194	0	15,194

44	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Health Care	$0	$11,011	$0	$11,011
Industrials	0	7,800	0	7,800
Real Estate	0	799	0	799
Utilities	0	5,672	0	5,672
Mexico
Communication Services	170	0	0	170
Consumer Discretionary	370	0	0	370
Consumer Staples	3,884	0	0	3,884
Financials	2,458	0	0	2,458
Industrials	7,049	0	0	7,049
Materials	18,671	0	0	18,671
Philippines
Communication Services	0	1,991	0	1,991
Energy	0	1,647	0	1,647
Industrials	694	1,482	0	2,176
Poland
Communication Services	0	1,567	0	1,567
Financials	0	2,626	0	2,626
Utilities	0	959	0	959
Qatar
Communication Services	399	0	0	399
Financials	0	1,089	0	1,089
Republic of Korea
Industrials	0	931	0	931
Russia
Utilities	0	0	1	1
Saudi Arabia
Communication Services	0	3,839	0	3,839
Financials	0	1,514	0	1,514
Materials	4,234	2,674	0	6,908
Utilities	0	2,001	0	2,001
South Africa
Communication Services	4,229	6,076	0	10,305
Consumer Discretionary	3,235	0	0	3,235
Consumer Staples	6,022	0	0	6,022
Energy	1,846	0	0	1,846
Financials	28,310	3,565	0	31,875
Health Care	1,661	0	0	1,661
Industrials	0	2,530	0	2,530
Materials	2,791	15,125	0	17,916
South Korea
Communication Services	0	38,535	0	38,535
Consumer Discretionary	0	44,155	0	44,155
Consumer Staples	0	14,668	0	14,668
Energy	0	2,083	0	2,083
Financials	0	52,009	0	52,009
Industrials	0	49,113	0	49,113
Information Technology	0	5,720	0	5,720
Materials	0	24,164	0	24,164
Utilities	0	11,587	0	11,587
Taiwan
Communication Services	0	3,047	0	3,047
Consumer Discretionary	0	11,523	0	11,523

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Consumer Staples	$0	$1,676	$0	$1,676
Industrials	0	120,271	0	120,271
Information Technology	1,376	82,861	0	84,237
Materials	0	580	0	580
Real Estate	0	419	0	419
Thailand
Communication Services	0	1,698	0	1,698
Consumer Discretionary	0	2,237	0	2,237
Consumer Staples	0	3,076	0	3,076
Energy	0	18,561	0	18,561
Financials	292	89,941	0	90,233
Health Care	0	652	0	652
Industrials	0	1,865	0	1,865
Materials	606	4,538	0	5,144
Real Estate	503	2,870	0	3,373
Turkey
Financials	11,767	0	0	11,767
Industrials	0	1,647	0	1,647
United Arab Emirates
Financials	1,977	1,834	0	3,811
Preferred Stocks
Brazil
Industrials	0	20,302	0	20,302
Utilities	0	108,896	0	108,896
Chile
Industrials	0	1,886	0	1,886
Real Estate Investment Trusts
Mexico
Real Estate	425	0	0	425
South Africa
Real Estate	5,088	0	0	5,088

	$172,925	$1,939,599	$195	$2,112,719

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	4,394	0	0	4,394
Central Funds Used for Cash Management Purposes	1,527	0	0	1,527

	$5,921	$0	$0	$5,921

Total Investments	$178,846	$1,939,599	$195	$2,118,640

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(15)	$0	$0	$(15)

Total Financial Derivative Instruments	$(15)	$0	$0	$(15)

Totals	$178,831	$1,939,599	$195	$2,118,625

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	45

Schedule of Investments	PIMCO RAE Global ex-US Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 99.9%

MUTUAL FUNDS (a) 99.9%

UNITED STATES 99.9%

PIMCO RAE Emerging Markets Fund	2,671,495	$27,009

PIMCO RAE International Fund	10,620,186	78,058

Total Mutual Funds (Cost $113,290)		105,067

Total Investments in Affiliates (Cost $113,290)		105,067

Total Investments 99.9% (Cost $113,290)		$105,067

Other Assets and Liabilities, net 0.1%		151

Net Assets 100.0%		$105,218

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Mutual Funds
United States	$105,067	$0	$0	$105,067

Total Investments	$105,067	$0	$0	$105,067

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

46	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAE International Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.1%

COMMON STOCKS 94.5%

AUSTRALIA 4.0%

COMMUNICATION SERVICES 0.2%

Telstra Group Ltd.	455,328	$1,128

CONSUMER DISCRETIONARY 0.2%

JB Hi-Fi Ltd.	15,644	895

CONSUMER STAPLES 0.1%

Metcash Ltd.	176,062	337

ENERGY 0.1%

Ampol Ltd.	5,386	94

Viva Energy Group Ltd.	252,962	412

		506

FINANCIALS 0.6%

Medibank Pvt Ltd.	67,696	159

Suncorp Group Ltd.	246,063	2,891

		3,050

INDUSTRIALS 0.4%

Aurizon Holdings Ltd.	501,621	1,007

Brambles Ltd.	36,671	436

Downer EDI Ltd.	193,511	628

		2,071

MATERIALS 1.1%

BlueScope Steel Ltd.	30,638	354

Rio Tinto Ltd.	70,385	5,104

Sims Ltd.	18,075	132

		5,590

UTILITIES 1.3%

AGL Energy Ltd.	931,745	6,497

Total Australia		20,074

AUSTRIA 0.4%

INDUSTRIALS 0.0%

Strabag SE	2,287	93

MATERIALS 0.4%

voestalpine AG	78,696	1,494

Wienerberger AG	21,958	609

		2,103

Total Austria		2,196

BELGIUM 1.0%

COMMUNICATION SERVICES 0.2%

Proximus SADP	164,846	859

CONSUMER STAPLES 0.1%

Colruyt Group NV	13,586	510

FINANCIALS 0.6%

Ageas SA	56,866	2,765

	SHARES	MARKET VALUE (000S)
HEALTH CARE 0.1%

UCB SA	1,773	$353

INDUSTRIALS 0.0%

bpost SA	108,687	222

MATERIALS 0.0%

Bekaert SA	5,234	181

Total Belgium		4,890

CANADA 7.7%

CONSUMER DISCRETIONARY 1.9%

Canadian Tire Corp. Ltd. ‘A’	2,951	310

Linamar Corp.	3,300	130

Magna International, Inc.	214,867	8,981

		9,421

CONSUMER STAPLES 0.5%

Empire Co. Ltd. ‘A’	9,200	281

George Weston Ltd.	6,861	1,067

Loblaw Cos., Ltd.	9,200	1,211

		2,559

ENERGY 2.8%

ARC Resources Ltd.	41,100	746

Imperial Oil Ltd.	30,300	1,867

Suncor Energy, Inc.	311,941	11,135

		13,748

FINANCIALS 1.3%

Bank of Nova Scotia	23,900	1,283

CI Financial Corp.	103,951	2,237

IGM Financial, Inc.	5,000	160

Manulife Financial Corp.	35,500	1,091

Onex Corp.	13,710	1,071

Sun Life Financial, Inc.	7,953	472

		6,314

HEALTH CARE 0.1%

Bausch Health Cos., Inc. (a)	83,200	672

INDUSTRIALS 0.1%

Finning International, Inc.	26,900	713

INFORMATION TECHNOLOGY 0.2%

CGI, Inc.	9,600	1,050

MATERIALS 0.5%

Canfor Corp. (a)	19,300	204

West Fraser Timber Co. Ltd.	26,200	2,270

		2,474

UTILITIES 0.3%

Atco Ltd. ‘I’	42,981	1,423

Total Canada		38,374

DENMARK 2.5%

HEALTH CARE 0.2%

H Lundbeck AS	152,827	877

	SHARES	MARKET VALUE (000S)

H Lundbeck AS ‘A’	315	$2

		879

INDUSTRIALS 2.2%

AP Moller - Maersk AS ‘B’	6,445	10,723

DS Norden AS	13,194	392

		11,115

UTILITIES 0.1%

Orsted AS	11,834	534

Total Denmark		12,528

FINLAND 2.0%

CONSUMER STAPLES 0.2%

Kesko Oyj ‘B’	57,092	1,077

FINANCIALS 0.4%

Sampo Oyj ‘A’	49,233	2,011

INDUSTRIALS 0.2%

Kone Oyj ‘B’	18,736	913

INFORMATION TECHNOLOGY 0.7%

Nokia Oyj	799,568	3,537

MATERIALS 0.2%

Outokumpu Oyj	272,320	820

UTILITIES 0.3%

Fortum Oyj	102,153	1,430

Total Finland		9,788

FRANCE 5.2%

COMMUNICATION SERVICES 0.3%

Canal+ France SA (a)(c)	96,552	234

Louis Hachette Group (a)	96,552	151

Orange SA	82,735	826

Vivendi SE	96,552	255

		1,466

CONSUMER DISCRETIONARY 1.8%

Cie Generale des Etablissements Michelin SCA	99,940	3,289

Renault SA	76,311	3,715

Valeo SE	191,823	1,846

		8,850

CONSUMER STAPLES 0.1%

Carrefour SA	28,213	402

FINANCIALS 0.4%

Amundi SA	8,395	559

AXA SA	37,600	1,338

		1,897

HEALTH CARE 1.3%

Sanofi SA	69,478	6,754

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	47

Schedule of Investments	PIMCO RAE International Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 1.3%

Cie de Saint-Gobain SA	74,592	$6,628

Total France		25,997

GERMANY 6.9%

CONSUMER DISCRETIONARY 2.7%

Bayerische Motoren Werke AG	83,956	6,867

Continental AG	6,365	429

Mercedes-Benz Group AG	105,759	5,896

		13,192

HEALTH CARE 0.5%

BioNTech SE (a)	12,942	1,475

Fresenius Medical Care AG	7,405	337

Fresenius SE & Co. KGaA	17,614	611

		2,423

INDUSTRIALS 0.0%

Hapag-Lloyd AG	352	56

MATERIALS 3.7%

Aurubis AG (c)	8,393	668

BASF SE	264,998	11,621

Heidelberg Materials AG	50,539	6,245

		18,534

Total Germany		34,205

HONG KONG 3.0%

COMMUNICATION SERVICES 0.1%

HKT Trust & HKT Ltd.	108,000	133

PCCW Ltd.	307,000	179

		312

CONSUMER DISCRETIONARY 0.3%

Skyworth Group Ltd.	1,362,215	553

Yue Yuen Industrial Holdings Ltd.	370,500	825

		1,378

CONSUMER STAPLES 0.5%

First Pacific Co. Ltd.	228,000	132

WH Group Ltd.	3,462,500	2,668

		2,800

INDUSTRIALS 0.8%

Hutchison Port Holdings Trust	2,422,500	397

Jardine Matheson Holdings Ltd.	20,700	847

NWS Holdings Ltd.	102,000	102

SITC International Holdings Co. Ltd.	234,000	621

Swire Pacific Ltd. ‘A’	223,500	2,021

		3,988

INFORMATION TECHNOLOGY 0.3%

Kingboard Holdings Ltd.	342,000	819

Kingboard Laminates Holdings Ltd.	655,000	604

		1,423

	SHARES	MARKET VALUE (000S)
REAL ESTATE 1.0%

CK Asset Holdings Ltd.	201,500	$822

Henderson Land Development Co. Ltd.	57,000	173

Kerry Properties Ltd.	252,000	503

New World Development Co. Ltd.	136,000	90

Sino Land Co. Ltd.	226,000	228

Sun Hung Kai Properties Ltd.	242,500	2,308

Wharf Holdings Ltd.	259,000	727

		4,851

Total Hong Kong		14,752

ISRAEL 1.7%

COMMUNICATION SERVICES 0.2%

Bezeq The Israeli Telecommunication Corp. Ltd.	574,474	818

ENERGY 0.2%

Oil Refineries Ltd.	2,233,084	577

Paz Oil Co. Ltd.	1,425	177

		754

FINANCIALS 0.1%

Plus500 Ltd.	15,682	532

INDUSTRIALS 1.0%

ZIM Integrated Shipping Services Ltd. (c)	229,366	4,925

INFORMATION TECHNOLOGY 0.2%

Check Point Software Technologies Ltd. (a)	6,257	1,168

REAL ESTATE 0.0%

G City Ltd.	38,061	142

Total Israel		8,339

ITALY 0.7%

COMMUNICATION SERVICES 0.2%

Telecom Italia SpA (a)	3,356,177	858

FINANCIALS 0.2%

Unipol Gruppo SpA	90,163	1,126

UTILITIES 0.3%

Enel SpA	209,971	1,498

Total Italy		3,482

JAPAN 21.6%

COMMUNICATION SERVICES 0.2%

Hakuhodo DY Holdings, Inc.	29,600	224

Nippon Telegraph & Telephone Corp.	542,300	542

Nippon Television Holdings, Inc.	27,600	478

		1,244

CONSUMER DISCRETIONARY 2.6%

Bic Camera, Inc.	39,900	431

Bridgestone Corp. (c)	17,000	571

	SHARES	MARKET VALUE (000S)

DCM Holdings Co. Ltd.	29,800	$270

EDION Corp.	87,700	997

Isuzu Motors Ltd.	72,600	988

Izumi Co. Ltd.	14,600	297

K’s Holdings Corp.	116,600	1,041

Mazda Motor Corp.	117,300	800

Nikon Corp.	61,200	631

Paltac Corp.	12,500	345

Panasonic Holdings Corp.	191,500	1,957

Sekisui House Ltd.	47,400	1,130

Shimamura Co. Ltd.	14,100	784

Subaru Corp.	65,300	1,160

Tokai Rika Co. Ltd.	10,000	144

TS Tech Co. Ltd.	13,500	153

Yamada Holdings Co. Ltd.	514,300	1,475

		13,174

CONSUMER STAPLES 1.3%

Arcs Co. Ltd.	16,600	273

Coca-Cola Bottlers Japan Holdings, Inc.	41,500	656

H2O Retailing Corp.	79,500	1,157

Itoham Yonekyu Holdings, Inc.	15,680	393

Kao Corp. (c)	17,100	692

Kewpie Corp.	24,000	510

MEIJI Holdings Co. Ltd.	39,300	800

Mitsubishi Shokuhin Co. Ltd.	9,300	294

Morinaga Milk Industry Co. Ltd.	19,500	363

Sugi Holdings Co. Ltd.	45,600	715

Tsuruha Holdings, Inc.	6,900	381

United Super Markets Holdings, Inc. (c)	46,900	224

		6,458

ENERGY 0.1%

Idemitsu Kosan Co. Ltd.	78,900	520

FINANCIALS 6.0%

Dai-ichi Life Holdings, Inc.	52,400	1,396

Japan Post Holdings Co. Ltd.	2,024,400	19,065

Japan Post Insurance Co. Ltd.	17,300	318

MS&AD Insurance Group Holdings, Inc.	348,900	7,536

Sompo Holdings, Inc.	53,300	1,381

		29,696

HEALTH CARE 1.0%

Alfresa Holdings Corp.	76,400	1,045

Astellas Pharma, Inc.	48,000	466

Medipal Holdings Corp.	98,100	1,475

Sumitomo Pharma Co. Ltd.	122,400	433

Suzuken Co. Ltd.	48,700	1,455

		4,874

INDUSTRIALS 2.9%

AGC, Inc. (c)	37,800	1,104

Amada Co. Ltd.	73,700	716

COMSYS Holdings Corp.	17,600	361

Dai Nippon Printing Co. Ltd.	141,300	1,977

Furukawa Electric Co. Ltd.	28,000	1,161

Hino Motors Ltd. (a)	240,100	857

Inabata & Co. Ltd.	24,800	522

Kamigumi Co. Ltd.	9,500	206

48	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)

Kandenko Co. Ltd.	49,300	$719

Kinden Corp.	10,100	193

Nagase & Co. Ltd.	4,700	96

Nisshinbo Holdings, Inc.	19,800	113

Persol Holdings Co. Ltd.	845,000	1,266

Sankyu, Inc.	10,100	349

Seino Holdings Co. Ltd.	45,700	688

Sekisui Chemical Co. Ltd.	55,200	945

Sohgo Security Services Co. Ltd.	20,900	143

Sumitomo Heavy Industries Ltd.	11,400	233

TOPPAN Holdings, Inc.	24,900	661

Yamato Holdings Co. Ltd.	177,000	1,990

		14,300

INFORMATION TECHNOLOGY 4.4%

Alps Alpine Co. Ltd.	130,100	1,316

Brother Industries Ltd.	48,400	819

Canon Marketing Japan, Inc.	17,200	560

Canon, Inc. (c)	246,650	8,012

Fujitsu Ltd.	362,100	6,361

Konica Minolta, Inc.	231,700	962

NEC Corp.	5,800	496

Nippon Electric Glass Co. Ltd.	16,500	349

Otsuka Corp.	17,700	405

Ricoh Co. Ltd.	73,400	833

Seiko Epson Corp.	66,300	1,196

Taiyo Yuden Co. Ltd.	44,000	619

TIS, Inc.	2,400	57

		21,985

MATERIALS 1.6%

Daicel Corp.	80,400	711

Denka Co. Ltd.	20,100	283

DIC Corp.	6,500	139

Dowa Holdings Co. Ltd.	8,400	236

JFE Holdings, Inc.	19,400	218

Kaneka Corp.	8,600	204

Kuraray Co. Ltd. (c)	21,100	302

Mitsubishi Chemical Group Corp.	163,300	825

Mitsubishi Gas Chemical Co., Inc.	14,500	257

Mitsubishi Materials Corp.	47,500	718

Mitsui Mining & Smelting Co. Ltd.	14,200	416

Nippon Shokubai Co. Ltd.	12,300	149

Nitto Denko Corp.	86,700	1,449

Resonac Holdings Corp. (c)	12,800	319

Taiheiyo Cement Corp.	5,500	124

Toyo Seikan Group Holdings Ltd.	72,900	1,108

UBE Corp.	21,200	323

		7,781

REAL ESTATE 0.8%

Daito Trust Construction Co. Ltd.	35,500	3,969

UTILITIES 0.7%

Chubu Electric Power Co., Inc.	139,000	1,458

Electric Power Development Co. Ltd. ‘C’	89,000	1,453

Toho Gas Co. Ltd.	4,800	129

Tohoku Electric Power Co., Inc.	45,000	338

		3,378

Total Japan		107,379

	SHARES	MARKET VALUE (000S)
LUXEMBOURG 2.1%

MATERIALS 2.1%

ArcelorMittal SA	451,573	$10,492

Total Luxembourg		10,492

NETHERLANDS 6.0%

COMMUNICATION SERVICES 0.0%

Havas NV (a)	96,552	162

CONSUMER STAPLES 3.8%

Koninklijke Ahold Delhaize NV	580,734	18,943

FINANCIALS 1.1%

NN Group NV	128,011	5,582

INDUSTRIALS 0.8%

Randstad NV	91,883	3,869

INFORMATION TECHNOLOGY 0.1%

NXP Semiconductors NV	1,849	384

MATERIALS 0.2%

Akzo Nobel NV	13,079	785

Total Netherlands		29,725

NEW ZEALAND 0.1%

INDUSTRIALS 0.1%

Air New Zealand Ltd.	322,547	109

Fletcher Building Ltd.	120,038	191

		300

UTILITIES 0.0%

Contact Energy Ltd.	29,768	158

Total New Zealand		458

NORWAY 1.2%

COMMUNICATION SERVICES 0.4%

Telenor ASA	157,621	1,759

CONSUMER STAPLES 0.0%

Leroy Seafood Group ASA	42,027	181

ENERGY 0.1%

DNO ASA	292,525	270

INDUSTRIALS 0.1%

Golden Ocean Group Ltd.	53,187	465

MATERIALS 0.6%

Yara International ASA	119,998	3,177

Total Norway		5,852

PORTUGAL 0.1%

CONSUMER STAPLES 0.0%

Sonae SGPS SA	55,972	53

	SHARES	MARKET VALUE (000S)
MATERIALS 0.1%

Navigator Co. SA	90,271	$336

Total Portugal		389

RUSSIA 0.0%

MATERIALS 0.0%

Evraz PLC «(a)	238,175	0

Total Russia		0

SINGAPORE 0.4%

COMMUNICATION SERVICES 0.1%

JOYY, Inc. ADR (a)	15,969	668

INDUSTRIALS 0.3%

ComfortDelGro Corp. Ltd.	871,900	945

Jardine Cycle & Carriage Ltd.	23,700	492

		1,437

INFORMATION TECHNOLOGY 0.0%

Venture Corp. Ltd.	11,200	108

Total Singapore		2,213

SPAIN 2.7%

COMMUNICATION SERVICES 2.1%

Telefonica SA	2,603,336	10,624

FINANCIALS 0.4%

Mapfre SA	804,504	2,040

UTILITIES 0.2%

Naturgy Energy Group SA	30,607	741

Total Spain		13,405

SWEDEN 2.6%

COMMUNICATION SERVICES 0.2%

Tele2 AB ‘B’	91,088	899

Telia Co. AB	121,284	337

		1,236

CONSUMER DISCRETIONARY 0.2%

Electrolux AB ‘B’ (a)	102,432	850

INDUSTRIALS 0.6%

Peab AB ‘B’	93,022	666

Skanska AB ‘B’	73,101	1,537

Volvo AB ‘B’	27,973	680

		2,883

INFORMATION TECHNOLOGY 1.4%

Telefonaktiebolaget LM Ericsson ‘B’	869,753	7,044

REAL ESTATE 0.2%

Samhallsbyggnadsbolaget i Norden AB	1,904,560	782

Total Sweden		12,795

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	49

Schedule of Investments	PIMCO RAE International Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
SWITZERLAND 7.9%

CONSUMER DISCRETIONARY 0.3%

Swatch Group AG	8,848	$1,608

FINANCIALS 0.3%

Swiss Life Holding AG	177	136

Zurich Insurance Group AG	2,046	1,217

		1,353

HEALTH CARE 4.6%

Novartis AG	38,558	3,754

Roche Holding AG	67,898	18,985

		22,739

INDUSTRIALS 0.2%

Adecco Group AG	42,650	1,054

MATERIALS 2.5%

Glencore PLC	2,887,355	12,716

Total Switzerland		39,470

UNITED KINGDOM 14.7%

COMMUNICATION SERVICES 3.2%

Vodafone Group PLC	18,455,588	15,744

CONSUMER DISCRETIONARY 1.7%

Currys PLC (a)	742,284	882

Kingfisher PLC	762,404	2,370

Pearson PLC	15,855	254

Persimmon PLC	205,005	3,062

Taylor Wimpey PLC	1,290,234	1,964

		8,532

CONSUMER STAPLES 1.0%

Imperial Brands PLC	159,190	5,091

FINANCIALS 3.0%

abrdn PLC	506,096	892

Direct Line Insurance Group PLC	878,362	2,811

	SHARES	MARKET VALUE (000S)

M&G PLC	986,117	$2,440

NatWest Group PLC	1,751,856	8,779

		14,922

HEALTH CARE 2.4%

GSK PLC	700,939	11,823

INDUSTRIALS 0.7%

International Distributions Services PLC	724,380	3,299

MATERIALS 1.9%

Rio Tinto PLC	163,027	9,623

UTILITIES 0.8%

Centrica PLC	2,470,514	4,122

Total United Kingdom		73,156

Total Common Stocks (Cost $422,520)		469,959

PREFERRED STOCKS 4.3%

GERMANY 4.3%

INDUSTRIALS 4.3%

Volkswagen AG ~	234,835	21,667

Total Preferred Stocks (Cost $23,706)		21,667

REAL ESTATE INVESTMENT TRUSTS 0.3%

AUSTRALIA 0.1%

REAL ESTATE 0.1%

Scentre Group	169,540	359

Stockland	25,181	75

		434

Total Australia		434

CANADA 0.2%

REAL ESTATE 0.2%

H&R Real Estate Investment Trust	81,786	528

	SHARES	MARKET VALUE (000S)

RioCan Real Estate Investment Trust	28,542	$363

		891

Total Canada		891

Total Real Estate Investment Trusts (Cost $1,234)		1,325

WARRANTS 0.0%

SPAIN 0.0%

INDUSTRIALS 0.0%

Abengoa SA ‘B’ - Exp. 03/31/2025 «	226,011	0

Total Warrants (Cost $0)		0

Total Investments in Securities (Cost $447,460)		492,951

INVESTMENTS IN AFFILIATES 3.2%

SHORT-TERM INSTRUMENTS 3.2%

MUTUAL FUNDS 3.2%

PIMCO Government Money Market Fund
4.640% (b)(c)(d)	15,860,180	15,860

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	3,465	34

Total Short-Term Instruments (Cost $15,894)		15,894

Total Investments in Affiliates (Cost $15,894)		15,894

Total Investments 102.3% (Cost $463,354)		$508,845

Other Assets and Liabilities, net (2.3)%		(11,584)

Net Assets 100.0%		$497,261

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)

Securities with an aggregate market value of $15,339 were out on loan in exchange for $16,110 of cash collateral as of December 31, 2024. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5, Securities Lending, in the Notes to Financial Statements.

(d)	Coupon represents a 7-Day Yield.

50	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAE International Fund	(Cont.)	December 31, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Italy
Communication Services	$0	$858	$0	$858
Financials	0	1,126	0	1,126
Utilities	0	1,498	0	1,498
Japan
Communication Services	0	1,244	0	1,244
Consumer Discretionary	0	13,174	0	13,174
Consumer Staples	800	5,658	0	6,458
Energy	0	520	0	520
Financials	0	29,696	0	29,696
Health Care	0	4,874	0	4,874
Industrials	0	14,300	0	14,300
Information Technology	0	21,985	0	21,985
Materials	0	7,781	0	7,781
Real Estate	0	3,969	0	3,969
Utilities	0	3,378	0	3,378
Luxembourg
Materials	0	10,492	0	10,492
Netherlands
Communication Services	162	0	0	162
Consumer Staples	18,943	0	0	18,943
Financials	0	5,582	0	5,582
Industrials	0	3,869	0	3,869
Information Technology	384	0	0	384
Materials	0	785	0	785
New Zealand
Industrials	109	191	0	300
Utilities	158	0	0	158
Norway
Communication Services	0	1,759	0	1,759
Consumer Staples	181	0	0	181
Energy	0	270	0	270
Industrials	465	0	0	465
Materials	0	3,177	0	3,177
Portugal
Consumer Staples	53	0	0	53
Materials	0	336	0	336
Singapore
Communication Services	668	0	0	668
Industrials	0	1,437	0	1,437
Information Technology	0	108	0	108
Spain
Communication Services	0	10,624	0	10,624

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financials	$0	$2,040	$0	$2,040
Utilities	0	741	0	741
Sweden
Communication Services	899	337	0	1,236
Consumer Discretionary	0	850	0	850
Industrials	0	2,883	0	2,883
Information Technology	0	7,044	0	7,044
Real Estate	0	782	0	782
Switzerland
Consumer Discretionary	0	1,608	0	1,608
Financials	0	1,353	0	1,353
Health Care	0	22,739	0	22,739
Industrials	0	1,054	0	1,054
Materials	0	12,716	0	12,716
United Kingdom
Communication Services	0	15,744	0	15,744
Consumer Discretionary	882	7,650	0	8,532
Consumer Staples	0	5,091	0	5,091
Financials	0	14,922	0	14,922
Health Care	0	11,823	0	11,823
Industrials	3,299	0	0	3,299
Materials	0	9,623	0	9,623
Utilities	0	4,122	0	4,122
Preferred Stocks
Germany
Industrials	0	21,667	0	21,667
Real Estate Investment Trusts
Australia
Real Estate	0	434	0	434
Canada
Real Estate	891	0	0	891

	$80,037	$412,914	$0	$492,951

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	15,860	0	0	15,860
Central Funds Used for Cash Management Purposes	34	0	0	34

	$15,894	$0	$0	$15,894

Total Investments	$95,931	$412,914	$0	$508,845

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

52	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAE US Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.6%

COMMON STOCKS 98.9%

UNITED KINGDOM 0.1%

COMMUNICATION SERVICES 0.1%

Liberty Global Ltd. ‘C’ (a)	51,899	$682

Total United Kingdom		682

UNITED STATES 98.8%

COMMUNICATION SERVICES 3.9%

Charter Communications, Inc. ‘A’ (a)	67,714	23,210

Comcast Corp. ‘A’	135,717	5,093

Electronic Arts, Inc.	44,757	6,548

Fox Corp. ‘A’	54,877	2,666

Lumen Technologies, Inc. (a)	1,694,537	8,998

Omnicom Group, Inc.	32,261	2,776

Paramount Global ‘B’	525,231	5,494

		54,785

CONSUMER DISCRETIONARY 8.6%

Advance Auto Parts, Inc.	101,150	4,783

AutoNation, Inc. (a)	29,616	5,030

Best Buy Co., Inc.	250,532	21,496

Dick’s Sporting Goods, Inc.	27,211	6,227

eBay, Inc.	326,300	20,214

Foot Locker, Inc. (a)	118,458	2,578

Gap, Inc.	145,247	3,432

Kohl’s Corp. (c)	778,282	10,927

LKQ Corp.	24,199	889

Lowe’s Cos., Inc.	22,803	5,628

Macy’s, Inc.	607,310	10,282

NVR, Inc. (a)	932	7,623

PulteGroup, Inc.	69,454	7,564

PVH Corp.	35,756	3,781

Ralph Lauren Corp.	8,474	1,957

Tapestry, Inc.	75,293	4,919

Toll Brothers, Inc.	13,318	1,677

Whirlpool Corp.	18,359	2,102

		121,109

CONSUMER STAPLES 13.1%

Altria Group, Inc.	514,400	26,898

Dollar General Corp.	146,813	11,131

Estee Lauder Cos., Inc. ‘A’	62,516	4,687

Kroger Co.	514,224	31,445

Target Corp.	176,139	23,811

Tyson Foods, Inc. ‘A’	143,458	8,240

Walgreens Boots Alliance, Inc.	920,462	8,588

Walmart, Inc.	779,601	70,437

		185,237

ENERGY 7.4%

Marathon Petroleum Corp.	297,374	41,484

Phillips 66	244,179	27,819

Valero Energy Corp.	282,914	34,683

World Kinect Corp.	28,765	791

		104,777

FINANCIALS 9.7%

Aflac, Inc.	32,837	3,397

Allstate Corp.	24,635	4,749

	SHARES	MARKET VALUE (000S)

Ally Financial, Inc.	301,668	$10,863

American Financial Group, Inc.	13,578	1,859

American International Group, Inc.	174,065	12,672

Ameriprise Financial, Inc.	1,768	941

Capital One Financial Corp.	24,170	4,310

Comerica, Inc.	68,534	4,239

Corebridge Financial, Inc.	132,046	3,952

Discover Financial Services	8,629	1,495

Fidelity National Financial, Inc.	23,523	1,321

First American Financial Corp.	20,123	1,257

Franklin Resources, Inc.	147,484	2,992

Invesco Ltd.	200,234	3,500

Jefferies Financial Group, Inc.	38,084	2,986

Old Republic International Corp.	30,489	1,103

OneMain Holdings, Inc.	42,413	2,211

PayPal Holdings, Inc. (a)	31,657	2,702

Principal Financial Group, Inc.	33,787	2,616

Synchrony Financial	629,926	40,945

T Rowe Price Group, Inc.	82,747	9,358

Travelers Cos., Inc.	51,340	12,367

Unum Group	36,194	2,643

Zions Bancorp NA	54,794	2,973

		137,451

HEALTH CARE 15.8%

Amgen, Inc.	48,501	12,641

Biogen, Inc. (a)	109,018	16,671

Bristol-Myers Squibb Co.	221,673	12,538

Cardinal Health, Inc.	196,503	23,240

Centene Corp. (a)	126,347	7,654

Cigna Group	22,423	6,192

DaVita, Inc. (a)	87,821	13,134

GE HealthCare Technologies, Inc. (a)	77,767	6,080

Gilead Sciences, Inc.	451,404	41,696

Humana, Inc.	56,705	14,387

Labcorp Holdings, Inc.	14,892	3,415

McKesson Corp.	19,044	10,853

Organon & Co.	230,902	3,445

Pfizer, Inc.	1,481,988	39,317

Quest Diagnostics, Inc.	27,218	4,106

Universal Health Services, Inc. ‘B’	48,593	8,719

		224,088

INDUSTRIALS 6.1%

3M Co.	291,799	37,668

CH Robinson Worldwide, Inc.	69,232	7,153

CSX Corp.	309,387	9,984

Expeditors International of Washington, Inc.	40,513	4,488

Hertz Global Holdings, Inc. (a)(c)	306,939	1,123

Honeywell International, Inc.	3,739	844

Leidos Holdings, Inc.	26,460	3,812

ManpowerGroup, Inc.	83,837	4,839

Masco Corp.	23,469	1,703

Norfolk Southern Corp.	42,900	10,069

Robert Half, Inc.	33,065	2,330

Union Pacific Corp.	12,404	2,829

		86,842

INFORMATION TECHNOLOGY 27.8%

Amdocs Ltd.	33,712	2,870

	SHARES	MARKET VALUE (000S)

Apple, Inc.	282,834	$70,827

Applied Materials, Inc.	164,229	26,709

Arrow Electronics, Inc. (a)	63,011	7,128

Avnet, Inc.	112,245	5,873

Cisco Systems, Inc.	849,905	50,314

Cognizant Technology Solutions Corp. ‘A’	159,355	12,254

Corning, Inc.	120,018	5,703

DXC Technology Co. (a)	106,475	2,127

Hewlett Packard Enterprise Co.	729,447	15,574

HP, Inc.	600,327	19,589

Intel Corp.	672,746	13,489

Juniper Networks, Inc.	275,060	10,301

Kyndryl Holdings, Inc. (a)	151,190	5,231

Lam Research Corp.	273,315	19,742

Micron Technology, Inc.	232,462	19,564

NetApp, Inc.	145,177	16,852

Oracle Corp.	23,613	3,935

Qorvo, Inc. (a)	86,723	6,065

QUALCOMM, Inc.	197,366	30,319

Seagate Technology Holdings PLC	209,758	18,104

Skyworks Solutions, Inc.	26,152	2,319

Teradyne, Inc.	68,172	8,584

Western Digital Corp. (a)	296,081	17,655

Xerox Holdings Corp.	314,789	2,654

		393,782

MATERIALS 2.3%

Cleveland-Cliffs, Inc. (a)	59,079	555

Eastman Chemical Co.	35,813	3,270

Huntsman Corp.	93,314	1,683

International Paper Co.	183,067	9,853

LyondellBasell Industries NV ‘A’	57,034	4,236

Reliance, Inc.	14,717	3,963

Steel Dynamics, Inc.	36,750	4,192

U.S. Steel Corp.	131,212	4,460

		32,212

REAL ESTATE 1.0%

CBRE Group, Inc. ‘A’ (a)	54,858	7,202

Jones Lang LaSalle, Inc. (a)	27,262	6,901

		14,103

UTILITIES 3.1%

Consolidated Edison, Inc.	27,195	2,427

Evergy, Inc.	149,659	9,211

NRG Energy, Inc.	60,910	5,495

PPL Corp.	167,809	5,447

Southern Co.	26,003	2,141

UGI Corp.	96,713	2,730

Vistra Corp.	118,386	16,322

		43,773

Total United States		1,398,159

Total Common Stocks (Cost $1,131,244)		1,398,841

REAL ESTATE INVESTMENT TRUSTS 0.7%

UNITED STATES 0.7%

REAL ESTATE 0.7%

Host Hotels & Resorts, Inc.	153,520	2,690

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	53

Schedule of Investments	PIMCO RAE US Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

Weyerhaeuser Co.	260,432	$7,331

		10,021

Total Real Estate Investment Trusts (Cost $10,893)		10,021

Total Investments in Securities (Cost $1,142,137)		1,408,862

INVESTMENTS IN AFFILIATES 1.1%

SHORT-TERM INSTRUMENTS 1.1%

MUTUAL FUNDS 0.8%

PIMCO Government Money Market Fund
4.640% (b)(c)(d)	11,715,671	11,716

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%

PIMCO Short-Term Floating NAV Portfolio III	462,637	$4,504

Total Short-Term Instruments (Cost $16,221)		16,220

Total Investments in Affiliates (Cost $16,221)		16,220

Total Investments 100.7% (Cost $1,158,358)		$1,425,082

Other Assets and Liabilities, net (0.7)%		(9,813)

Net Assets 100.0%		$1,415,269

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)

Securities with an aggregate market value of $11,469 were out on loan in exchange for $11,716 of cash collateral as of December 31, 2024. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5, Securities Lending, in the Notes to Financial Statements.

(d)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Master Securities Lending Agreement
MSC	$0	$0	$0	$11,469	$11,469	$(11,716)	$(247)

Total Borrowings and Other Financing Transactions	$0	$0	$0	$11,469

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(2)
Common Stocks	$11,716	$0	$0	$0	$11,716

Total Borrowings	$11,716	$0	$0	$0	$11,716

Payable for securities on loan - cash collateral					$11,716

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(2)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Common Stocks
United Kingdom
Communication Services	$682	$0	$0	$682
United States
Communication Services	54,785	0	0	54,785
Consumer Discretionary	121,109	0	0	121,109

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Consumer Staples	$185,237	$0	$0	$185,237
Energy	104,777	0	0	104,777
Financials	137,451	0	0	137,451
Health Care	224,088	0	0	224,088
Industrials	86,842	0	0	86,842
Information Technology	393,782	0	0	393,782
Materials	32,212	0	0	32,212

54	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Real Estate	$14,103	$0	$0	$14,103
Utilities	43,773	0	0	43,773
Real Estate Investment Trusts
United States
Real Estate	10,021	0	0	10,021

	$1,408,862	$0	$0	$1,408,862

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	$11,716	$0	$0	$11,716
Central Funds Used for Cash Management Purposes	4,504	0	0	4,504

	$16,220	$0	$0	$16,220

Total Investments	$1,425,082	$0	$0	$1,425,082

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	55

Schedule of Investments	PIMCO RAE US Small Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.3%

COMMON STOCKS 90.0%

SWITZERLAND 0.3%

CONSUMER DISCRETIONARY 0.3%

Guess?, Inc.	325,932	$4,583

Total Switzerland		4,583

UNITED KINGDOM 2.6%

CONSUMER DISCRETIONARY 0.3%

Capri Holdings Ltd. (a)	309,487	6,518

CONSUMER STAPLES 0.1%

Nomad Foods Ltd.	69,044	1,158

FINANCIALS 2.2%

Janus Henderson Group PLC	888,776	37,800

Total United Kingdom		45,476

UNITED STATES 87.1%

COMMUNICATION SERVICES 3.1%

EchoStar Corp. ‘A’ (a)	100,064	2,291

IAC, Inc. (a)	33,100	1,428

John Wiley & Sons, Inc. ‘A’	87,603	3,829

Liberty Latin America Ltd. ‘C’ (a)	546,991	3,468

Nexstar Media Group, Inc.	67,645	10,686

NII Holdings, Inc. « (a)	22,836	0

Scholastic Corp.	142,237	3,034

Telephone & Data Systems, Inc.	266,102	9,077

Yelp, Inc. (a)	383,515	14,842

Ziff Davis, Inc. (a)	91,511	4,973

		53,628

CONSUMER DISCRETIONARY 20.3%

Abercrombie & Fitch Co. ‘A’ (a)	296,587	44,331

Academy Sports & Outdoors, Inc.	185,410	10,667

ADT, Inc.	323,740	2,237

Adtalem Global Education, Inc. (a)	127,676	11,599

American Eagle Outfitters, Inc.	41,969	700

Buckle, Inc.	69,750	3,544

Carter’s, Inc.	423,074	22,926

Cracker Barrel Old Country Store, Inc.	92,303	4,879

Dillard’s, Inc. ‘A’ (c)	150,911	65,154

Domino’s Pizza, Inc.	5,474	2,298

Gentex Corp.	74,858	2,151

Grand Canyon Education, Inc. (a)	50,409	8,257

Group 1 Automotive, Inc.	7,634	3,218

H&R Block, Inc.	55,854	2,951

Hanesbrands, Inc. (a)	3,810,742	31,019

Helen of Troy Ltd. (a)	97,328	5,823

Jack in the Box, Inc.	7,029	293

La-Z-Boy, Inc.	29,718	1,295

LCI Industries	13,051	1,349

Leggett & Platt, Inc.	107,121	1,028

Marriott Vacations Worldwide Corp.	24,641	2,213

Murphy USA, Inc.	74,293	37,276

Newell Brands, Inc.	369,950	3,685

Nordstrom, Inc.	191,427	4,623

	SHARES	MARKET VALUE (000S)

ODP Corp. (a)	462,102	$10,508

Patrick Industries, Inc.	15,130	1,257

Phinia, Inc.	92,505	4,456

Polaris, Inc.	39,737	2,290

Sabre Corp. (a)	1,375,527	5,021

Sally Beauty Holdings, Inc. (a)	474,519	4,959

Signet Jewelers Ltd.	16,345	1,319

Sonic Automotive, Inc. ‘A’	46,468	2,944

Steven Madden Ltd.	135,821	5,775

Taylor Morrison Home Corp. (a)	172,074	10,533

Travel & Leisure Co.	106,237	5,360

Tri Pointe Homes, Inc. (a)	491,104	17,807

Urban Outfitters, Inc. (a)	51,937	2,850

Victoria’s Secret & Co. (a)	41,788	1,731

		350,326

CONSUMER STAPLES 5.3%

Cal-Maine Foods, Inc.	44,962	4,628

Flowers Foods, Inc.	161,338	3,333

Fresh Del Monte Produce, Inc.	128,354	4,263

Ingles Markets, Inc. ‘A’	81,196	5,232

Ingredion, Inc.	19,172	2,637

Pilgrim’s Pride Corp. (a)	41,484	1,883

Seaboard Corp.	163	396

Sprouts Farmers Market, Inc. (a)	456,090	57,955

Universal Corp.	70,235	3,852

Weis Markets, Inc.	101,975	6,906

		91,085

ENERGY 3.2%

Antero Resources Corp. (a)	434,774	15,239

CNX Resources Corp. (a)	546,037	20,023

CVR Energy, Inc. (c)	166,174	3,114

Delek U.S. Holdings, Inc.	593,107	10,972

Helmerich & Payne, Inc.	56,919	1,823

Murphy Oil Corp.	26,794	811

Peabody Energy Corp.	175,372	3,672

		55,654

FINANCIALS 15.4%

Affiliated Managers Group, Inc.	125,704	23,245

Artisan Partners Asset Management, Inc. ‘A’	45,727	1,968

BankUnited, Inc.	141,806	5,413

Banner Corp.	46,186	3,084

Bread Financial Holdings, Inc.	332,965	20,331

CNO Financial Group, Inc.	482,068	17,938

Credit Acceptance Corp. (a)	17,276	8,110

Encore Capital Group, Inc. (a)	75,841	3,623

Equitable Holdings, Inc.	145,338	6,856

Evercore, Inc. ‘A’	15,174	4,206

Federated Hermes, Inc.	167,361	6,880

First Hawaiian, Inc.	151,884	3,941

Genworth Financial, Inc. (a)	665,110	4,649

Hanover Insurance Group, Inc.	25,968	4,016

Hilltop Holdings, Inc.	44,574	1,276

Jackson Financial, Inc. ‘A’	162,868	14,182

Mercury General Corp.	26,003	1,729

MGIC Investment Corp.	688,407	16,322

Moelis & Co. ‘A’	27,054	1,999

Navient Corp.	179,620	2,387

Nelnet, Inc. ‘A’	3,094	330

PennyMac Financial Services, Inc.	52,301	5,342

	SHARES	MARKET VALUE (000S)

PROG Holdings, Inc.	425,975	$18,002

Radian Group, Inc.	365,254	11,586

SEI Investments Co.	89,211	7,358

SLM Corp.	1,574,897	43,436

Stewart Information Services Corp.	25,129	1,696

Virtu Financial, Inc. ‘A’	382,563	13,650

Walker & Dunlop, Inc.	18,440	1,793

Western Union Co.	999,014	10,590

		265,938

HEALTH CARE 4.1%

Amedisys, Inc. (a)	19,782	1,796

AMN Healthcare Services, Inc. (a)	179,165	4,286

Concentra Group Holdings Parent, Inc.	27,984	553

Dentsply Sirona, Inc.	238,492	4,526

Elanco Animal Health, Inc. (a)	525,239	6,361

Envista Holdings Corp. (a)	150,894	2,911

Integra LifeSciences Holdings Corp. (a)	56,698	1,286

Owens & Minor, Inc. (a)	662,736	8,662

Patterson Cos., Inc.	674,624	20,819

Premier, Inc. ‘A’	288,251	6,111

Revvity, Inc.	46,685	5,210

Select Medical Holdings Corp.	34,678	654

Tenet Healthcare Corp. (a)	54,758	6,912

Vir Biotechnology, Inc. (a)	123,865	909

		70,996

INDUSTRIALS 19.3%

A O Smith Corp.	70,172	4,786

Acuity Brands, Inc.	102,758	30,019

Allison Transmission Holdings, Inc.	548,215	59,240

Apogee Enterprises, Inc.	113,943	8,137

Barnes Group, Inc.	59,368	2,806

Boise Cascade Co.	64,367	7,651

Brady Corp. ‘A’	33,382	2,465

CACI International, Inc. ‘A’ (a)	7,828	3,163

CoreCivic, Inc. (a)	1,071,094	23,286

CSG Systems International, Inc.	56,767	2,901

DNOW, Inc. (a)	480,988	6,258

EMCOR Group, Inc.	12,885	5,848

EnerSys	28,736	2,656

Forward Air Corp.	112,761	3,637

Genpact Ltd.	156,424	6,718

GEO Group, Inc. (a)	1,074,833	30,074

Granite Construction, Inc.	35,417	3,106

HNI Corp.	50,537	2,546

JELD-WEN Holding, Inc. (a)	116,645	955

JetBlue Airways Corp. (a)	3,048,732	23,963

Kennametal, Inc.	93,690	2,250

Korn Ferry	40,807	2,752

Landstar System, Inc.	73,299	12,597

Masterbrand, Inc. (a)	89,764	1,311

Matson, Inc.	14,028	1,891

Maximus, Inc.	41,664	3,110

MSC Industrial Direct Co., Inc. ‘A’	15,209	1,136

RXO, Inc. (a)	53,883	1,285

Ryder System, Inc.	169,950	26,658

Schneider National, Inc. ‘B’	90,491	2,650

56	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)

Science Applications International Corp.	16,964	$1,896

Sensata Technologies Holding PLC	239,990	6,576

SkyWest, Inc. (a)	204,929	20,520

Spirit AeroSystems Holdings, Inc. ‘A’ (a)	41,190	1,404

Steelcase, Inc. ‘A’	437,647	5,173

TriNet Group, Inc.	15,346	1,393

UniFirst Corp.	4,751	813

Vestis Corp.	231,299	3,525

Wabash National Corp.	82,018	1,405

Werner Enterprises, Inc.	127,390	4,576

		333,136

INFORMATION TECHNOLOGY 8.1%

ASGN, Inc. (a)	37,261	3,105

Belden, Inc.	16,213	1,826

Benchmark Electronics, Inc.	212,273	9,637

Cirrus Logic, Inc. (a)	164,611	16,392

Cognex Corp.	70,276	2,520

Diodes, Inc. (a)	42,762	2,637

Dolby Laboratories, Inc. ‘A’	37,197	2,905

Dropbox, Inc. ‘A’ (a)	210,060	6,310

GoDaddy, Inc. ‘A’ (a)	13,358	2,637

IPG Photonics Corp. (a)	46,707	3,397

LiveRamp Holdings, Inc. (a)	111,074	3,373

NetScout Systems, Inc. (a)	496,649	10,758

PC Connection, Inc.	33,756	2,338

Power Integrations, Inc.	22,935	1,415

Sanmina Corp. (a)	434,385	32,870

Semtech Corp. (a)	13,375	827

Silicon Laboratories, Inc. (a)	70,103	8,708

Teradata Corp. (a)	511,037	15,919

TTM Technologies, Inc. (a)	46,229	1,144

Viavi Solutions, Inc. (a)	392,703	3,966

Vishay Intertechnology, Inc.	466,984	7,911

		140,595

MATERIALS 6.0%

Arch Resources, Inc.	15,814	2,233

Chemours Co.	318,637	5,385

Eagle Materials, Inc.	5,067	1,250

FMC Corp.	72,960	3,547

Greif, Inc. ‘A’	45,973	2,810

Louisiana-Pacific Corp.	89,591	9,277

	SHARES	MARKET VALUE (000S)

NewMarket Corp.	2,473	$1,307

Olin Corp.	261,351	8,834

Ryerson Holding Corp.	72,532	1,342

Sylvamo Corp.	243,796	19,265

Warrior Met Coal, Inc.	886,256	48,070

		103,320

REAL ESTATE 0.9%

Alexander & Baldwin, Inc.	282,230	5,007

Cushman & Wakefield PLC (a)	490,874	6,420

eXp World Holdings, Inc. (c)	88,807	1,022

New York REIT, Inc. «(a)	4,082	11

Newmark Group, Inc.	264,471	3,388

		15,848

UTILITIES 1.4%

Clearway Energy, Inc. ‘C’	55,760	1,450

Hawaiian Electric Industries, Inc. (a)	539,385	5,248

IDACORP, Inc.	27,344	2,988

National Fuel Gas Co.	30,470	1,849

OGE Energy Corp.	153,022	6,312

ONE Gas, Inc.	21,839	1,513

Portland General Electric Co.	127,079	5,543

		24,903

Total United States		1,505,429

Total Common Stocks (Cost $1,246,322)		1,555,488

REAL ESTATE INVESTMENT TRUSTS 9.3%

UNITED STATES 9.3%

FINANCIALS 1.7%

Chimera Investment Corp.	826,849	11,576

Ladder Capital Corp.	163,543	1,830

MFA Financial, Inc.	508,923	5,186

Rithm Capital Corp.	891,959	9,660

		28,252

REAL ESTATE 7.6%

Apple Hospitality REIT, Inc.	472,875	7,259

COPT Defense Properties	54,199	1,677

DiamondRock Hospitality Co.	261,042	2,357

Douglas Emmett, Inc.	98,533	1,829

EPR Properties	70,216	3,109

Essex Property Trust, Inc.	23,368	6,670

	SHARES	MARKET VALUE (000S)

Global Net Lease, Inc.	101,745	$743

Highwoods Properties, Inc.	170,145	5,203

Hudson Pacific Properties, Inc.	572,411	1,734

JBG SMITH Properties	193,094	2,968

Macerich Co.	317,038	6,315

Medical Properties Trust, Inc. (c)	3,449,937	13,627

National Health Investors, Inc.	20,173	1,398

Outfront Media, Inc.	93,327	1,656

Park Hotels & Resorts, Inc.	1,590,892	22,384

RLJ Lodging Trust	847,659	8,655

Sabra Health Care REIT, Inc.	153,698	2,662

Service Properties Trust	1,276,913	3,243

SL Green Realty Corp.	316,114	21,471

Sunstone Hotel Investors, Inc.	274,144	3,246

Vornado Realty Trust	209,190	8,794

Xenia Hotels & Resorts, Inc.	305,866	4,545

		131,545

Total Real Estate Investment Trusts (Cost $156,499)		159,797

Total Investments in Securities (Cost $1,402,821)		1,715,285

INVESTMENTS IN AFFILIATES 1.6%

SHORT-TERM INSTRUMENTS 1.6%

MUTUAL FUNDS 1.1%

PIMCO Government Money Market Fund
4.640% (b)(c)(d)	19,357,459	19,358

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%

PIMCO Short-Term Floating NAV Portfolio III	847,498	8,252

Total Short-Term Instruments (Cost $27,608)		27,610

Total Investments in Affiliates (Cost $27,608)		27,610

Total Investments 100.9% (Cost $1,430,429)		$1,742,895

Other Assets and Liabilities, net (0.9)%		(15,372)

Net Assets 100.0%		$1,727,523

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)

Securities with an aggregate market value of $18,126 were out on loan in exchange for $18,517 of cash collateral as of December 31, 2024. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5, Securities Lending, in the Notes to Financial Statements.

(d)	Coupon represents a 7-Day Yield.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	57

Schedule of Investments	PIMCO RAE US Small Fund	(Cont.)	December 31, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Master Securities Lending Agreement
BOS	$0	$0	$0	$613	$613	$(627)	$(14)
BPG	0	0	0	3,116	3,116	(3,188)	(72)
BSN	0	0	0	3,295	3,295	(3,361)	(66)
GSC	0	0	0	6,604	6,604	(6,745)	(141)
MSC	0	0	0	4,498	4,498	(4,596)	(98)

Total Borrowings and Other Financing Transactions	$0	$0	$0	$18,126

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(2)
Common Stocks	$6,516	$0	$0	$0	$6,516
Real Estate	12,001	0	0	0	12,001

Total Borrowings	$18,517	$0	$0	$0	$18,517

Payable for securities on loan - cash collateral					$18,517

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(2)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Common Stocks
Switzerland
Consumer Discretionary	$4,583	$0	$0	$4,583
United Kingdom
Consumer Discretionary	6,518	0	0	6,518
Consumer Staples	1,158	0	0	1,158
Financials	37,800	0	0	37,800
United States
Communication Services	53,628	0	0	53,628
Consumer Discretionary	350,326	0	0	350,326
Consumer Staples	91,085	0	0	91,085
Energy	55,654	0	0	55,654
Financials	265,938	0	0	265,938
Health Care	70,996	0	0	70,996
Industrials	333,136	0	0	333,136
Information Technology	140,595	0	0	140,595
Materials	103,320	0	0	103,320

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Real Estate	$15,837	$0	$11	$15,848
Utilities	24,903	0	0	24,903
Real Estate Investment Trusts
United States
Financials	28,252	0	0	28,252
Real Estate	131,545	0	0	131,545

	$1,715,274	$0	$11	$1,715,285

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	19,358	0	0	19,358
Central Funds Used for Cash Management Purposes	8,252	0	0	8,252

	$27,610	$0	$0	$27,610

Total Investments	$1,742,884	$0	$11	$1,742,895

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

58	PIMCO EQUITY SERIES	See Accompanying Notes

Notes to Financial Statements	December 31, 2024	(Unaudited)

1. ORGANIZATION

PIMCO Equity Series (the “Trust”) was established as a Delaware statutory trust on March 30, 2010. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, Class A and Class C shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser for the PIMCO Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund.

The PIMCO Dividend and Income Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end investment company, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (the “Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, the “Acquired Funds”).

The PIMCO RAE Global ex-US Fund may invest substantially all of its assets in Institutional Class shares of the PIMCO RAE International Fund (the “International Fund”) and PIMCO RAE Emerging Markets Fund (the “Emerging Markets Fund”) (together referred to as the “RAE Underlying Funds”), equity securities of small companies economically tied to non-U.S. countries, and securities that are eligible investments for the International Fund and Emerging Markets Fund. The PIMCO RAE Global ex-US Fund may invest in other affiliated funds and unaffiliated funds, which may or may not be registered under the Act (together with the RAE Underlying Funds, “RAE Acquired Funds”).

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	59

Notes to Financial Statements	(Cont.)

from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in (PIMCO RAE Global ex-US Fund may invest directly or indirectly through investments in RAE Underlying Funds or RAE Acquired Funds, as applicable, and PIMCO Dividend and Income Fund may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable) foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Dividend and Income Fund	Quarterly	Quarterly

PIMCO RAE Emerging Markets Fund	Annually	Annually

PIMCO RAE Global ex-US Fund	Annually	Annually

PIMCO RAE International Fund	Annually	Annually

PIMCO RAE US Fund	Annually	Annually

PIMCO RAE US Small Fund	Annually	Annually

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December 31, 2024	(Unaudited)

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net

Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

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Notes to Financial Statements	(Cont.)

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”) exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any

62	PIMCO EQUITY SERIES

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movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options

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Notes to Financial Statements	(Cont.)

on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or

64	PIMCO EQUITY SERIES

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less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. All or a portion of Dividend Income as shown in the table below represents the income earned on the cash collateral invested in PIMCO Government Money Market Fund and is included on the Statements of Operations as a component of Securities Lending Income. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Emerging Markets Fund	$5,565	$78,604	$(79,775)	$0	$0	$4,394	$268	$0

PIMCO RAE International Fund	16,688	117,573	(118,401)	0	0	15,860	205	0

PIMCO RAE US Fund	327	24,291	(12,902)	0	0	11,716	42	0

PIMCO RAE US Small Fund	9,797	227,989	(218,428)	0	0	19,358	454	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

The PIMCO RAE Global ex-US Fund may invest substantially all of its assets in certain RAE Acquired Funds (except the PIMCO RAE US Fund), equity securities of small companies economically tied to non-U.S. countries and securities that are eligible investments for the International Fund and Emerging Markets Fund. The RAE Underlying Funds are considered to be affiliated with the PIMCO RAE Global ex-US Fund.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Dividend and Income Fund	$5,169	$30,643	$(34,890)	$1	$(1)	$922	$46	$0

PIMCO RAE Emerging Markets Fund	0	253,827	(252,304)	3	1	1,527	258	0

PIMCO RAE International Fund	0	62,034	(62,000)	0	0	34	35	0

PIMCO RAE US Fund	0	64,602	(60,100)	2	0	4,504	102	0

PIMCO RAE US Small Fund	0	154,354	(146,100)	(3)	1	8,252	150	0

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Notes to Financial Statements	(Cont.)

PIMCO RAE Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Emerging Markets Fund	$27,581	$2,547	$(741)	$(11)	$(2,367)	$27,009	$1,398	$252

PIMCO RAE International Fund	79,469	8,134	(2,868)	(568)	(6,109)	78,058	3,440	3,829

Totals	$107,050	$10,681	$(3,609)	$(579)	$(8,476)	$105,067	$4,838	$4,081

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain RAE Acquired Funds and RAE Underlying Funds for PIMCO RAE Global ex-US Fund and where applicable, certain Acquired Funds and Underlying PIMCO Funds for PIMCO Dividend and Income Fund) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is

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entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/ or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to

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Notes to Financial Statements	(Cont.)

shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of December 31, 2024, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their

68	PIMCO EQUITY SERIES

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prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain RAE Acquired Funds and RAE Underlying Funds for PIMCO RAE Global ex-US Fund and where applicable, certain Acquired Funds and Underlying PIMCO Funds for PIMCO Dividend and Income Fund) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A

Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Securities Lending The Funds listed below may seek to earn additional income by lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis via a lending agent.

Fund Name

PIMCO RAE Emerging Markets Fund

PIMCO RAE Global ex-US Fund

PIMCO RAE International Fund

PIMCO RAE US Fund

PIMCO RAE US Small Fund

Securities on loan are required to be secured by cash collateral at least equal to 102% of the domestic, or 105% of the foreign, security’s market value. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. The Funds will then invest the cash collateral received in the PIMCO Government Money Market Fund and record a liability for the return of the collateral during the period the securities are on loan. Each Fund is subject to a lending limit of 33.33% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or a Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, a Fund has the right to repurchase the securities using the collateral in the open market.

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Notes to Financial Statements	(Cont.)

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments, if applicable. The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations as securities lending income, if applicable.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain RAE Acquired Funds and RAE Underlying Funds for PIMCO RAE Global ex-US Fund and where applicable, certain Acquired Funds and Underlying PIMCO Funds for PIMCO Dividend and Income Fund) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation

(depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the

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contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap.

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Notes to Financial Statements	(Cont.)

These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other

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December 31, 2024	(Unaudited)

obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/

performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

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Notes to Financial Statements	(Cont.)

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Allocation	X	—	X	—	—	—

Acquired Fund	X	—	X	—	—	—

Equity	X	X	X	X	X	X

Dividend-Oriented Stocks	X	—	—	—	—	—

Value Investing	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	—	—

Emerging Markets	X	X	X	X	—	—

China	—	X	—	—	—	—

Sovereign Debt	X	—	—	—	—	—

Market	X	X	X	X	X	X

Issuer	X	X	X	X	X	X

Interest Rate	X	—	—	—	—	—

Call	X	—	—	—	—	—

Credit	X	X	X	X	X	X

High Yield and Distressed Company	X	—	—	—	—	—

Distressed Company	—	—	X	—	—	X

Currency	X	X	X	X	—	—

Real Estate	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X

Management	X	X	X	X	X	X

Small Company	—	—	X	—	—	X

Small-Cap and Mid-Cap Company	X	—	—	—	—	—

Derivatives	X	X	X	X	X	X

Model	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	—	—	—	—	—

Short Exposure	X	—	—	—	—	—

Exchange-Traded Fund	X	—	—	—	—	—

Tracking Error	X	—	—	—	—	—

Indexing	X	—	—	—	—	—

Collateralized Loan Obligations	X	—	—	—	—	—

The principal risks of investing in a Fund include risks from direct investments and/or for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Allocation Risk is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. In addition, a Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred

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securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Dividend-Oriented Stocks Risk is the risk that companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income. In addition, equity securities with higher dividend yields may be sensitive to changes in interest rates, and as interest rates rise, the prices of such securities may fall. The Fund’s use of a dividend capture strategy (i.e., purchasing an equity security shortly before the issuer pays a dividend and selling it shortly thereafter) exposes the Fund to higher portfolio turnover, increased trading costs, the potential for capital loss, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading and may result in negative tax consequences.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO or the sub-adviser if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject a Fund to the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as additional risks including, without limitation, inefficiencies resulting from erratic growth, the unavailability of consistently-reliable economic data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors, fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Interest Rate Risk is the risk that fixed income securities and dividend-paying equity securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield and Distressed Company Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield

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Notes to Financial Statements	(Cont.)

securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, issuer and liquidity risks. Distressed companies may be engaged in restructurings or bankruptcy proceedings, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject a Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO or the sub-adviser, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or the sub-adviser and the individual portfolio managers in connection with managing a Fund and may cause PIMCO or the sub-adviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Small Company Risk is the risk that the value of equity securities issued by small companies, ranked by fundamental size as determined by the sub-adviser, may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

Small-Cap and Mid-Cap Company Risk is the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities,

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including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund.

Tracking Error Risk is the risk that the portfolio of the Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index.

Indexing Risk is the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention

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Notes to Financial Statements	(Cont.)

cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

The Funds lend their securities through Securities Finance Trust Company (“Securities Lending Agent”), an unaffiliated securities lending agent, and receives collateral in the form of cash or securities

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with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day, and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the PIMCO Government Money Market Fund or another cash sweep vehicle agreed by the Fund. The Securities Lending Agent administers the Funds’ securities lending program, providing services that include marketing the Funds’ available securities, soliciting bids from potential borrowers, monitoring the daily value of the loaned securities, and investing cash collateral in accordance with specific instructions provided by the Funds.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an

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Notes to Financial Statements	(Cont.)

investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Class A	Class C
PIMCO Dividend and Income Fund	0.44%	0.25%	0.35%	0.45%	*(1)	0.35%	0.35%
PIMCO RAE Emerging Markets Fund	0.50%	0.25%	0.35%	N/A		0.35%	N/A
PIMCO RAE Global ex-US Fund	0.40%	0.15%	0.25%	N/A		0.25%	N/A
PIMCO RAE International Fund	0.30%	0.20%	0.30%	N/A		0.30%	N/A
PIMCO RAE US Fund	0.25%	0.15%	0.25%	0.35%	*(1)	0.30%	N/A
PIMCO RAE US Small Fund	0.35%	0.15%	0.25%	N/A		0.30%	N/A

(1)

PIMCO has contractually agreed, through October 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

*	This particular share class has been registered with the SEC, but was not operational during the period ended December 31, 2024.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended December 31, 2024, the Distributor retained $21,724 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

80	PIMCO EQUITY SERIES

December 31, 2024	(Unaudited)

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. In addition, in any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by a Fund of any portion of the advisory fee waived as set forth above (the “RAE Reimbursement Amount”) during the previous thirty-six months from the time of waiver, provided that such amount paid to PIMCO will not: i) together with any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees or supervisory and administrative fees pursuant to the Expense Limitation Agreement, exceed, for such month, the Expense Limit; ii) exceed the total RAE Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) as of December 31, 2024 were as follows (amounts in thousands†):

	Expiring within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Dividend and Income Fund	$13	$10	$8	$31

PIMCO RAE Emerging Markets Fund	82	97	81	260

PIMCO RAE Global ex-US Fund	6	4	0	10

PIMCO RAE International Fund	52	46	24	122

PIMCO RAE US Fund	58	81	64	203

PIMCO RAE US Small Fund	0	37	48	85

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of PIMCO Dividend and Income Fund and PIMCO RAE US Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended December 31, 2024, the amounts waived and/or reimbursed were (in thousands†):

Fund Name	Waived Fees

PIMCO Dividend and Income Fund	$4

PIMCO RAE Emerging Markets Fund	45

PIMCO RAE Global ex-US Fund	3

PIMCO RAE International Fund	13

PIMCO RAE US Fund	35

PIMCO RAE US Small Fund	30

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Funds, if any, will vary with changes in the expenses of the Acquired Funds and RAE Acquired Funds, as well as the allocation of the Funds’ assets.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	81

Notes to Financial Statements	(Cont.)

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds and RAE Acquired Funds in addition to each Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

PIMCO has contractually agreed, through October 31, 2025, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the PIMCO Dividend and Income Fund in an amount equal to the expenses attributable to the advisory fees and the supervisory and administrative fees from the Underlying PIMCO Funds (“Underlying PIMCO Fund Fees”) indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds up to a maximum waived amount that is equal to the Fund’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

PIMCO has contractually agreed, through October 31, 2025, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the PIMCO RAE Global ex-US Fund in an amount equal to the expenses attributable to the advisory fees and the supervisory and administrative fees from the RAE Underlying Funds (“RAE Underlying Fund Fees”) indirectly incurred by the Fund in connection with its investments in RAE Underlying Funds up to a maximum waived amount that is equal to the Fund’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

The waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended December 31, 2024, the amounts waived and/or reimbursed were (in thousands†):

Fund Name	Waived Fees

PIMCO Dividend and Income Fund	$0

PIMCO RAE Emerging Markets Fund	0

PIMCO RAE Global ex-US Fund	308

PIMCO RAE International Fund	0

PIMCO RAE US Fund	0

PIMCO RAE US Small Fund	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

82	PIMCO EQUITY SERIES

December 31, 2024	(Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Dividend and Income Fund	$473,545	$468,037	$58,069	$40,922

PIMCO RAE Emerging Markets Fund	0	0	803,209	422,045

PIMCO RAE Global ex-US Fund	0	0	10,682	3,609

PIMCO RAE International Fund	0	0	231,762	213,755

PIMCO RAE US Fund	0	0	466,901	517,214

PIMCO RAE US Small Fund	0	0	800,283	392,742

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Dividend and Income Fund				PIMCO RAE Emerging Markets Fund				PIMCO RAE Global ex-US Fund

	Six Months Ended 12/31/2024 (Unaudited)		Year Ended 06/30/2024		Six Months Ended 12/31/2024 (Unaudited)		Year Ended 06/30/2024		Six Months Ended 12/31/2024 (Unaudited)		Year Ended 06/30/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	190	$2,434	477	$5,704	42,641	$470,159	82,830	$833,296	135	$1,334	1,237	$11,474

I-2	274	3,509	393	4,744	5,868	65,197	9,814	99,733	46	483	0	0

Class A	552	7,067	1,353	15,963	2,339	26,222	1,615	16,021	31	302	143	1,306

Class C	80	1,024	257	3,016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	37	463	68	812	10,083	104,030	5,439	53,467	621	5,662	804	7,467

I-2	34	430	54	648	944	9,656	426	4,155	1	6	2	11

Class A	257	3,242	446	5,344	270	2,719	82	787	114	1,010	150	1,363

Class C	18	223	36	436	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(130)	(1,668)	(958)	(11,431)	(15,868)	(175,290)	(74,820)	(753,528)	(276)	(2,734)	(757)	(7,192)

I-2	(145)	(1,858)	(422)	(5,027)	(4,123)	(44,700)	(3,128)	(31,494)	(49)	(491)	(2)	(16)

Class A	(787)	(10,095)	(1,863)	(22,189)	(567)	(6,035)	(1,806)	(17,206)	(81)	(781)	(241)	(2,238)

Class C	(155)	(1,988)	(622)	(7,318)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	225	$2,783	(781)	$(9,298)	41,587	$451,958	20,452	$205,231	542	$4,791	1,336	$12,175

	PIMCO RAE International Fund				PIMCO RAE US Fund				PIMCO RAE US Small Fund

	Six Months Ended 12/31/2024 (Unaudited)		Year Ended 06/30/2024		Six Months Ended 12/31/2024 (Unaudited)		Year Ended 06/30/2024		Six Months Ended 12/31/2024 (Unaudited)		Year Ended 06/30/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	16,612	$139,101	8,394	$67,062	15,779	$233,366	35,580	$473,882	38,453	$436,199	48,663	$469,830

I-2	52	416	222	1,756	323	4,563	1,324	17,679	10,309	114,410	13,329	130,322

Class A	17	139	58	449	364	5,147	2,200	29,462	7,622	82,815	7,791	72,559
Issued as reinvestment of distributions

Institutional Class	6,580	50,852	5,627	44,736	11,046	154,624	5,391	70,218	3,134	37,521	887	8,668

I-2	59	451	94	746	299	4,138	300	3,870	686	8,098	157	1,516

Class A	50	380	65	506	235	3,172	110	1,392	579	6,647	148	1,394
Cost of shares redeemed

Institutional Class	(16,081)	(127,582)	(24,218)	(197,540)	(18,499)	(271,013)	(33,019)	(438,759)	(13,591)	(157,168)	(21,968)	(207,603)

I-2	(147)	(1,210)	(664)	(5,265)	(448)	(6,470)	(3,427)	(45,218)	(4,394)	(48,145)	(4,740)	(44,951)

Class A	(388)	(2,984)	(113)	(882)	(1,912)	(26,815)	(417)	(5,503)	(2,856)	(30,975)	(3,414)	(31,232)

Net increase (decrease) resulting from Fund share transactions	6,754	$59,563	(10,535)	$(88,432)	7,187	$100,712	8,042	$107,023	39,942	$449,402	40,853	$400,503

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	83

Notes to Financial Statements	(Cont.)

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of December 31, 2024. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO RAE Dividend and Income Fund	2	0	22	0

PIMCO RAE Emerging Markets Fund	2	1	45	18

PIMCO RAE Global ex-US Fund	4	0	97	0

PIMCO RAE International Fund	2	2	39	42

PIMCO RAE US Fund	2	1	59	10

PIMCO RAE US Small Fund	2	0	40	0

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended June 30, 2024, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Dividend and Income Fund	$67,576	$19,344

PIMCO RAE Emerging Markets Fund*	117,323	78,250

PIMCO RAE Global ex-US Fund	0	0

PIMCO RAE International Fund*	10,868	11,127

PIMCO RAE US Fund	0	0

PIMCO RAE US Small Fund*	11,737	5,065

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

84	PIMCO EQUITY SERIES

December 31, 2024	(Unaudited)

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Dividend and Income Fund	$231,947	$20,923	$(12,379)	$8,544

PIMCO RAE Emerging Markets Fund	1,994,652	355,639	(231,749)	123,890

PIMCO RAE Global ex-US Fund	113,290	2,807	(11,030)	(8,223)

PIMCO RAE International Fund	463,354	69,865	(24,374)	45,491

PIMCO RAE US Fund	1,158,358	331,498	(64,774)	266,724

PIMCO RAE US Small Fund	1,430,429	390,636	(78,170)	312,466

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	85

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC

BMO	BMO Capital Markets Corporation	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co. LLC	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

BSN	The Bank of Nova Scotia - Toronto	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC

Currency Abbreviations:

AUD	Australian Dollar	ILS	Israeli Shekel	PEN	Peruvian New Sol

BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty

CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona

CHF	Swiss Franc	KRW	South Korean Won	TRY	Turkish New Lira

CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	TWD	Taiwanese Dollar

EUR	Euro	MXN	Mexican Peso	USD (or $)	United States Dollar

GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

IDR	Indonesian Rupiah	NZD	New Zealand Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BISTREFI	Turkish Lira Overnight Reference Rate	CDX.EM	Credit Derivatives Index - Emerging Markets	MUTKCALM	Tokyo Overnight Average Rate

BOBL	Bundesobligation, the German word for federal government bond	CDX.HY	Credit Derivatives Index - High Yield	SOFR	Secured Overnight Financing Rate

BP0003M	3 Month GBP-LIBOR	CDX.IG	Credit Derivatives Index - Investment Grade	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	CMBX	Commercial Mortgage-Backed Index	UKRPI	United Kingdom Retail Prices Index

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	PIK	Payment-in-Kind

ADR	American Depositary Receipt	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust

BABs	Build America Bonds	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced

BBR	Bank Bill Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CLO	Collateralized Loan Obligation

86	PIMCO EQUITY SERIES

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Dividend and Income Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.1165	$0.0000	$0.0000	$0.1165

December 2024	$0.2651	$0.0000	$0.0000	$0.2651

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.1141	$0.0000	$0.0000	$0.1141

December 2024	$0.2619	$0.0000	$0.0000	$0.2619

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.1075	$0.0000	$0.0000	$0.1075

December 2024	$0.2521	$0.0000	$0.0000	$0.2521

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.0878	$0.0000	$0.0000	$0.0878

December 2024	$0.2237	$0.0000	$0.0000	$0.2237

PIMCO RAE Emerging Markets Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.5506	$0.0000	$0.0000	$0.5506

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.5452	$0.0000	$0.0000	$0.5452

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.5382	$0.0000	$0.0000	$0.5382

PIMCO RAE Global ex-US Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.4831	$0.0000	$0.0000	$0.4831

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.4813	$0.0000	$0.0000	$0.4813

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.4670	$0.0000	$0.0000	$0.4670

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Distribution Information	(Cont.)	(Unaudited)

PIMCO RAE International Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1785	$0.0000	$0.0741	$0.2526

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1750	$0.0000	$0.0726	$0.2476

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1552	$0.0000	$0.0645	$0.2197

PIMCO RAE US Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.2435	$0.0000	$0.0029	$0.2464

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.2373	$0.0000	$0.0028	$0.2401

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.2143	$0.0000	$0.0025	$0.2168

PIMCO RAE US Small Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0945	$0.0000	$0.0070	$0.1015

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0897	$0.0000	$0.0067	$0.0964

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0775	$0.0000	$0.0058	$0.0833

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

88	PIMCO EQUITY SERIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

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Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal — Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	318,532,120.05	7,468,814.30

Kimberley G. Stafford†	318,656,349.02	7,344,585.33

Michael J. Berchtold	318,646,270.46	7,354,663.89

Jennifer Holden Dunbar	318,371,137.81	7,629,796.54

Kym M. Hubbard	318,394,314.09	7,606,620.26

Gary F. Kennedy	309,620,914.42	16,380,019.92

Anne K. Kratky	318,578,763.98	7,422,170.36

Steven Lipiner	318,529,349.02	7,471,585.33

Peter B. McCarthy	318,223,376.49	7,777,557.86

Ronald C. Parker	318,587,534.91	7,413,399.44

†	Interested Trustee

90	PIMCO EQUITY SERIES

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Approval of Renewal of the Investment Advisory Contract and Other Agreements

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Equity Series (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of PIMCO Dividend and Income Fund, PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund, PIMCO RAE US Small Fund, PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund, and PIMCO REALPATH® Blend 2065 Fund (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2025.

In addition, the Board considered and unanimously approved the renewal of the Second Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund (the “RAE Funds”), each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2025.

At a meeting held on November 19-20, 2024, the Board, including all of the Independent Trustees, considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “New Fund Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (the “New Fund Supervision and Administration Agreement” and together with the New Fund Investment Advisory Contract, the “New Fund Agreements”) between the Trust, on behalf of PIMCO REALPATH® Blend 2070 Fund (the “New Fund”) and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements.

In considering whether to approve the New Fund Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, information relating to the New Fund’s operations and comparative data with regard to portfolios with investment objectives and policies similar to those of the New Fund. In addition, the Board reviewed materials provided by Counsel, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Fund Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Fund.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

In connection with the approval of the New Fund Agreements, the Board reviewed written materials prepared by PIMCO. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel. The Board heard oral presentations on matters related to the New Fund Agreements at the November 19-20, 2024 meeting.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements and to approve the New Fund Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements and the approval of the New Fund Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Funds.

Similarly, the Board considered the sub-advisory services provided by Research Affiliates to the RAE Funds. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing sub-advisory services to the RAE Funds. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

92	PIMCO EQUITY SERIES

(Unaudited)

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Fund, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Fund under the New Fund Agreements, as well as PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers. The Board concluded that the nature, extent and quality of services to be provided or procured by PIMCO would likely benefit the New Fund and its shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group, where appropriate, and to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the three- and five-year periods ended March 31, 2024. The

Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements.

As the New Fund had not yet commenced operations at the time the New Fund Agreements were considered, the Trustees did not receive or consider investment performance information for the New Fund.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Funds.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

waivers and expense limitation agreements, as applicable) of the Funds (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds.

The Board also reviewed data comparing certain Funds’ advisory fees and/or management fees to the fee rates PIMCO charged to private funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. The Board noted that where certain funds have a single management fee for advisory and supervisory and administrative services, such as collective investment trusts, the Board reviewed the comparisons of the combination of the advisory fee and supervisory and administrative fee, the Fund’s management fee, to the single management fee for those clients. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds.

The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally

94	PIMCO EQUITY SERIES

(Unaudited)

maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the Funds’ total expense ratios were lower than the total expense ratios of competitor funds. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreement, and the total expense ratios of each Fund are reasonable.

With respect to the New Fund, PIMCO reported to the Board that, in considering fees for the New Fund, it analyzed a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to prospective investors.68 Based on the information presented by PIMCO and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the New Fund Agreements were reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Funds. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and the New Fund’s cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and the New Fund and their shareholders.

As the New Fund had not yet commenced operations at the time the New Fund Agreements were considered, information regarding PIMCO’s costs in providing services to the New Fund and the profitability of PIMCO’s relationship with the New Fund was not available.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Agreements were fair and reasonable in light of the services provided, and the fees charged by Research Affiliates under the Sub-Advisory

Agreement on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Fund, based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of services to be rendered to the New Fund by PIMCO supported the approval of the New Fund Agreements. The Independent Trustees and the Board as a whole concluded that the New Fund Agreements were fair and reasonable to the New Fund and its shareholders and that the approval of the New Fund Agreements was in the best interest of the New Fund and its shareholders.

96	PIMCO EQUITY SERIES

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

660 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3

80 Lamberton Road

Windsor, CT 06095

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class R

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PESRAEFSTMSAR_123124

PIMCO EQUITY SERIES®

Semiannual Financial and Other Information

December 31, 2024

Equity Exchange-Traded Funds

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF | MFEM | NYSE Arca

PIMCO RAFI Dynamic Multi-Factor International Equity ETF | MFDX | NYSE Arca

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF | MFUS | NYSE Arca

PIMCO RAFI ESG U.S. ETF | RAFE | NYSE Arca

This material is authorized for use only when preceded or accompanied by the current PIMCO Equity Series prospectus. The Shareholder Reports for the other series of the PIMCO Equity Series are printed separately.

Important Information About the Funds

PIMCO Equity Series (the “Trust”) is an open-end management investment company that includes PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF, PIMCO RAFI Dynamic Multi-Factor International Equity ETF, PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF and PIMCO RAFI ESG U.S. ETF, which are exchange-traded funds (“ETFs”) that seek to provide total return that closely corresponds, before fees and expenses, to the total return of a specified index (each, a “Fund” and collectively, the “Funds”). Each Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of instruments such that the portfolio effectively provides exposure to the underlying index. A Fund may not track its underlying index with the same degree of accuracy as a fund that replicates the composition and weighting of the underlying index. Shares of the Funds are listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”) and other secondary markets. The market price for each Fund’s shares may be different from the Fund’s net asset value (“NAV”). Each Fund issues and redeems shares at its NAV only in blocks of a specified number of shares (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares from the Funds at NAV.

We believe that equity funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds are subject to notable risks. Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions.

The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all equity securities.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

2	PIMCO EQUITY SERIES

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

A Fund may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

Engaging in a responsible investment strategy, which may select or exclude securities of certain issuers for reasons other than performance, carries the risk that a Fund, to the extent a fund engages in a responsible investment strategy, may underperform funds that do not utilize a responsible investment strategy. The application of this strategy may affect a Fund’s exposure to certain sectors or types of investments, which could negatively impact the Fund’s performance. Responsible investing is qualitative and subjective by nature, and there is no guarantee that the criteria utilized or any judgment exercised in pursuing a responsible investment strategy will reflect the beliefs or values of any particular investor. In evaluating a company, the information and data obtained through voluntary or third-party reporting may be incomplete, inaccurate or unavailable, which could cause an incorrect assessment of a company’s business practices with respect to the environment, social responsibility and corporate governance (“ESG practices”). Socially responsible norms differ by region, and a company’s ESG practices or the assessment of a company’s ESG practices may change over time.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Diversification Status
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	08/31/17	Diversified
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	08/31/17	Diversified
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	08/31/17	Diversified
PIMCO RAFI ESG U.S. ETF	12/18/19	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the Funds	(Cont.)

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Funds’ Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Funds’ then-current prospectus or SAI.

On each business day, before commencement of trading on NYSE Arca, each Fund will disclose on www.pimcoetfs.com the identities and quantities of the Fund’s portfolio holdings. The frequency at which the daily market prices were at a discount or premium to each Fund’s NAV is disclosed on www.pimcoetfs.com. Please see “Disclosure of Portfolio Holdings” in the SAI for information about the availability of the complete schedule of each Fund’s holdings. Fund fact sheets provide additional information regarding a Fund and may be requested by calling (888) 400-4ETF and are available on the Funds’ website at www.pimcoetfs.com.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 400-4ETF, on the Funds’

website at www.pimcoetfs.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimcoetfs.com, and will be made available, upon request, by calling PIMCO at (888) 400-4ETF. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO EQUITY SERIES

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

07/01/2024 - 12/31/2024+	$20.51	$0.34	$(0.82)	$(0.48)	$(0.98)	$0.00	$(0.98)

06/30/2024	18.46	0.63	2.22	2.85	(0.80)	0.00	(0.80)

06/30/2023	18.33	0.75	0.61	1.36	(0.64)	(0.59)	(1.23)

06/30/2022	31.06	1.21	(6.94)	(5.73)	(2.46)	(4.54)	(7.00)

06/30/2021	20.84	0.50	10.14	10.64	(0.42)	0.00	(0.42)

06/30/2020	24.24	0.59	(3.41)	(2.82)	(0.58)	0.00	(0.58)

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

07/01/2024 - 12/31/2024+	$30.18	$0.31	$(0.15)	$0.16	$(0.80)	$0.00	$(0.80)

06/30/2024	28.08	0.87	2.09	2.96	(0.86)	0.00	(0.86)

06/30/2023	25.16	0.95	2.78	3.73	(0.81)	0.00	(0.81)

06/30/2022	29.66	0.95	(4.57)	(3.62)	(0.88)	0.00	(0.88)

06/30/2021	22.86	0.69	6.53	7.22	(0.42)	0.00	(0.42)

06/30/2020	24.94	0.53	(1.84)	(1.31)	(0.77)	0.00	(0.77)

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

07/01/2024 - 12/31/2024+	$47.42	$0.41	$2.34	$2.75	$(0.56)	$0.00	$(0.56)

06/30/2024	39.42	0.70	8.07	8.77	(0.77)	0.00	(0.77)

06/30/2023	36.24	0.87	3.13	4.00	(0.82)	0.00	(0.82)

06/30/2022	39.00	0.75	(2.90)	(2.15)	(0.61)	0.00	(0.61)

06/30/2021	27.74	0.52	11.28	11.80	(0.54)	0.00	(0.54)

06/30/2020	29.21	0.62	(1.44)	(0.82)	(0.65)	0.00	(0.65)

PIMCO RAFI ESG U.S. ETF

07/01/2024 - 12/31/2024+	$35.22	$0.34	$1.24	$1.58	$(0.48)	$0.00	$(0.48)

06/30/2024	30.38	0.64	4.81	5.45	(0.61)	0.00	(0.61)

06/30/2023	27.58	0.64	2.79	3.43	(0.63)	0.00	(0.63)

06/30/2022	30.72	0.60	(3.22)	(2.62)	(0.52)	0.00	(0.52)

06/30/2021	21.40	0.51	9.32	9.83	(0.51)	0.00	(0.51)

12/18/2019 - 06/30/2020	25.00	0.33	(3.72)	(3.39)	(0.21)	0.00	(0.21)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

6	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$19.05	(2.58)%	$97,516	0.50	%*	0.50	%*	0.50	%*	0.50	%*	3.31	%*	19%

20.51	15.97	105,002	0.50		0.51		0.49		0.50		3.35		39

18.46	7.99	90,844	0.50		0.51		0.49		0.50		4.15		74

18.33	(23.00)	75,517	0.49		0.50		0.49		0.50		4.50		54

31.06	51.62	494,452	0.50		0.51		0.50		0.51		1.91		58

20.84	(11.86)	619,324	0.49		0.50		0.49		0.50		2.66		59

$29.54	0.49%	$265,864	0.40	%*	0.40	%*	0.40	%*	0.40	%*	1.96	%*	18%

30.18	10.81	253,544	0.39		0.40		0.39		0.40		3.02		29

28.08	15.22	146,028	0.39		0.40		0.39		0.40		3.60		27

25.16	(12.60)	85,539	0.39		0.40		0.39		0.40		3.30		39

29.66	31.87	88,978	0.40		0.40		0.40		0.40		2.54		48

22.86	(5.37)	24,231	0.40		0.41		0.40		0.41		2.21		35

$49.61	5.82%	$164,689	0.30	%*	0.30	%*	0.30	%*	0.30	%*	1.64	%*	21%

47.42	22.57	147,940	0.29		0.30		0.29		0.30		1.67		41

39.42	11.20	126,948	0.29		0.30		0.29		0.30		2.27		45

36.24	(5.66)	94,954	0.29		0.30		0.29		0.30		1.88		43

39.00	43.02	82,677	0.29		0.30		0.29		0.30		1.53		63

27.74	(2.80)	25,525	0.30		0.31		0.30		0.31		2.12		36

$36.32	4.50%	$76,266	0.30	%*	0.30	%*	0.30	%*	0.30	%*	1.85	%*	9%

35.22	18.17	52,835	0.29		0.30		0.29		0.30		1.99		18

30.38	12.69	33,419	0.29		0.30		0.29		0.30		2.25		17

27.58	(8.73)	28,615	0.29		0.30		0.29		0.30		1.94		26

30.72	46.63	20,584	0.30		0.31		0.30		0.31		1.91		32

21.40	(13.42)	8,988	0.30	*	0.86	*	0.30	*	0.86	*	2.75	*	12

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Statements of Assets and Liabilities	December 31, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	PIMCO RAFI ESG U.S. ETF

Assets:

Investments, at value
Investments in securities	$97,578	$264,009	$164,327	$76,066
Investments in Affiliates	7	0	0	0
Cash	343	1,301	1,009	521
Foreign currency, at value	68	249	0	0
Receivable for investments sold	895	1,035	0	0
Interest and/or dividends receivable	177	709	157	55
Reimbursement receivable from PIMCO	1	3	2	0
Other assets	2	0	0	0
Total Assets	99,071	267,306	165,495	76,642

Liabilities:

Payable for investments purchased	$29	$0	$0	$0
Payable upon return of securities loaned	7	0	0	0
Deposits from counterparty	11	0	0	0
Distributions payable	922	1,350	764	357
Accrued management fees	42	92	42	19
Accrued taxes payable	544	0	0	0
Total Liabilities	1,555	1,442	806	376

Commitments and Contingent Liabilities^^

Net Assets	$97,516	$265,864	$164,689	$76,266

Net Assets Consist of:

Paid in capital	$99,025	$257,851	$154,667	$71,545
Distributable earnings (accumulated loss)	(1,509)	8,013	10,022	4,721

Net Assets	$97,516	$265,864	$164,689	$76,266

Shares Issued and Outstanding	5,120	9,000	3,320	2,100

Net Asset Value Per Share Outstanding(a):	$19.05	$29.54	$49.61	$36.32

Cost of investments in securities	$90,833	$245,259	$138,660	$70,147
Cost of investments in Affiliates	$7	$0	$0	$0
Cost of foreign currency held	$120	$250	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

8	PIMCO EQUITY SERIES	See Accompanying Notes

Statements of Operations

Six Months Ended December 31, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	PIMCO RAFI ESG U.S. ETF

Investment Income:

Interest	$8	$32	$13	$6
Dividends, net of foreign taxes*	1,977	3,220	1,586	680
Total Income	1,985	3,252	1,599	686

Expenses:

Management fees	255	538	240	92
Trustee fees	3	6	4	1
Miscellaneous expense	3	7	4	2
Total Expenses	261	551	248	95
Waiver and/or Reimbursement by PIMCO	(3)	(6)	(4)	(1)
Net Expenses	258	545	244	94

Net Investment Income (Loss)	1,727	2,707	1,355	592

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax**	1,295	(2,317)	(1,814)	(314)
In-kind redemptions	0	9,256	9,687	2,077
Over the counter financial derivative instruments	3	1	0	0
Foreign currency	(86)	(45)	0	0

Net Realized Gain (Loss)	1,212	6,895	7,873	1,763

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax***	(5,396)	(9,033)	(14)	(98)
Foreign currency assets and liabilities	(11)	(11)	0	0

Net Change in Unrealized Appreciation (Depreciation)	(5,407)	(9,044)	(14)	(98)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,468)	$558	$9,214	$2,257

* Foreign tax withholdings - Dividends	$279	$338	$0	$0
** Foreign capital gains tax	$140	$0	$0	$0
*** Foreign capital gains tax	$61	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Statements of Changes in Net Assets

	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF		PIMCO RAFI Dynamic Multi-Factor International Equity ETF		PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF		PIMCO RAFI ESG U.S. ETF

(Amounts in thousands†)	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$1,727	$3,115	$2,707	$6,099	$1,355	$2,229	$592	$865
Net realized gain (loss)	1,212	139	6,895	1,481	7,873	16,011	1,763	1,963
Net change in unrealized appreciation (depreciation)	(5,407)	10,724	(9,044)	15,364	(14)	8,963	(98)	5,025

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,468)	13,978	558	22,944	9,214	27,203	2,257	7,853

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(5,018)	(3,936)	(6,946)	(5,382)	(1,831)	(2,443)	(845)	(807)

Total Distributions(a)	(5,018)	(3,936)	(6,946)	(5,382)	(1,831)	(2,443)	(845)	(807)

Fund Share Transactions:

Receipts for shares sold	0	4,126	43,591	95,969	34,412	40,269	27,520	17,598
Cost of shares redeemed	0	(10)	(24,883)	(6,015)	(25,046)	(44,037)	(5,501)	(5,228)
Net increase (decrease) resulting from Fund share transactions	0	4,116	18,708	89,954	9,366	(3,768)	22,019	12,370

Total Increase (Decrease) in Net Assets	(7,486)	14,158	12,320	107,516	16,749	20,992	23,431	19,416

Net Assets:

Beginning of period	105,002	90,844	253,544	146,028	147,940	126,948	52,835	33,419
End of period	$97,516	$105,002	$265,864	$253,544	$164,689	$147,940	$76,266	$52,835

Shares of Beneficial Interest:

Shares sold	0	200	1400	3,400	700	900	750	550
Shares redeemed	0	0	(800)	(200)	(500)	(1,000)	(150)	(150)
Net increase (decrease) in shares outstanding	0	200	600	3,200	200	(100)	600	400

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end so the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.1%

COMMON STOCKS 98.1%

BRAZIL 2.6%

COMMUNICATION SERVICES 0.2%

Telefonica Brasil SA	14,573	$111

TIM SA	27,700	65

		176

CONSUMER DISCRETIONARY 0.2%

Vibra Energia SA	61,932	179

CONSUMER STAPLES 0.8%

BRF SA	28,658	117

JBS SA	82,060	484

Marfrig Global Foods SA	52,000	143

Raia Drogasil SA	10,359	37

		781

ENERGY 0.1%

Ultrapar Participacoes SA	32,288	84

FINANCIALS 0.1%

B3 SA - Brasil Bolsa Balcao	26,802	45

Banco Santander Brasil SA	12,400	48

BB Seguridade Participacoes SA	1,697	10

		103

INDUSTRIALS 0.2%

WEG SA	24,481	209

MATERIALS 0.9%

Cia Siderurgica Nacional SA	26,577	38

Klabin SA	32,929	124

Suzano SA	19,092	192

Vale SA	55,300	489

		843

UTILITIES 0.1%

Cia de Saneamento Basico do Estado de Sao Paulo	3,200	46

CPFL Energia SA	3,700	19

Energisa SA	7,300	43

Engie Brasil Energia SA	3,235	18

		126

Total Brazil		2,501

CHILE 0.7%

CONSUMER DISCRETIONARY 0.1%

Empresas Copec SA	6,275	39

Falabella SA	2,872	10

		49

CONSUMER STAPLES 0.2%

Cencosud SA	50,088	111

Cia Cervecerias Unidas SA	10,550	61

		172

FINANCIALS 0.3%

Banco de Chile	1,388,662	158

Banco de Credito e Inversiones SA	1,126	31

	SHARES	MARKET VALUE (000S)

Banco Itau Chile SA	900	$9

Banco Santander Chile	2,897,759	138

		336

MATERIALS 0.0%

Empresas CMPC SA	18,166	28

UTILITIES 0.1%

Colbun SA	399,094	49

Enel Americas SA	357,295	31

Enel Chile SA	699,367	41

		121

Total Chile		706

CHINA 27.5%

COMMUNICATION SERVICES 1.7%

China Tower Corp. Ltd. ‘H’	188,000	27

China United Network Communications Ltd. ‘A’	427,100	311

Focus Media Information Technology Co. Ltd. ‘A’	44,100	42

NetEase, Inc.	22,415	399

Tencent Holdings Ltd.	8,900	475

Tencent Music Entertainment Group ADR	33,940	385

		1,639

CONSUMER DISCRETIONARY 1.7%

ANTA Sports Products Ltd.	13,800	136

BAIC Motor Corp. Ltd. ‘H’	123,000	38

China Yongda Automobiles Services Holdings Ltd.	33,500	11

Dongfeng Motor Group Co. Ltd. ‘H’	308,000	146

Fuyao Glass Industry Group Co. Ltd. ‘H’	10,400	75

Huayu Automotive Systems Co. Ltd. ‘A’	28,700	69

JD.com, Inc. ADR	5,851	203

Meituan ‘B’ (b)	8,900	173

Midea Group Co. Ltd. ‘A’	5,900	61

SAIC Motor Corp. Ltd. ‘A’	80,400	228

Shanghai Yuyuan Tourist Mart Group Co. Ltd. ‘A’	32,400	29

Sichuan Changhong Electric Co. Ltd. ‘A’	25,900	34

Tianneng Power International Ltd.	12,000	13

Topsports International Holdings Ltd.	77,000	29

Vipshop Holdings Ltd.	16,520	223

Wuchan Zhongda Group Co. Ltd. ‘A’	142,500	99

Yum China Holdings, Inc.	3,061	147

		1,714

CONSUMER STAPLES 1.0%

China Feihe Ltd.	126,000	88

Foshan Haitian Flavouring & Food Co. Ltd. ‘A’	3,200	20

Guangdong Haid Group Co. Ltd. ‘A’	3,100	21

Henan Shuanghui Investment & Development Co. Ltd. ‘A’	20,000	71

Hengan International Group Co. Ltd.	23,000	66

	SHARES	MARKET VALUE (000S)

Kweichow Moutai Co. Ltd. ‘A’	400	$84

Luzhou Laojiao Co. Ltd. ‘A’ (b)	1,600	27

Muyuan Foods Co. Ltd. ‘A’	11,800	62

New Hope Liuhe Co. Ltd. ‘A’	26,500	33

Nongfu Spring Co. Ltd. ‘H’	18,200	79

Tingyi Cayman Islands Holding Corp.	102,000	132

Uni-President China Holdings Ltd.	45,000	45

Wens Foodstuffs Group Co. Ltd. ‘A’	78,800	178

Wuliangye Yibin Co. Ltd. ‘A’	3,100	60

Yonghui Superstores Co. Ltd. ‘A’	25,200	22

		988

ENERGY 1.8%

China Coal Energy Co. Ltd. ‘H’	29,000	35

China Petroleum & Chemical Corp. ‘H’	780,000	445

China Shenhua Energy Co. Ltd. ‘H’	117,500	507

Guanghui Energy Co. Ltd. ‘A’	21,800	20

PetroChina Co. Ltd. ‘H’	356,000	279

Shaanxi Coal Industry Co. Ltd. ‘A’	55,200	176

Shanxi Coking Coal Energy Group Co. Ltd. ‘A’	25,900	29

Shanxi Lu’an Environmental Energy Development Co. Ltd. ‘A’	6,600	13

Yankuang Energy Group Co. Ltd. ‘H’	208,700	239

		1,743

FINANCIALS 8.6%

Agricultural Bank of China Ltd. ‘H’	1,378,000	782

Bank of Beijing Co. Ltd. ‘A’	229,700	194

Bank of Changsha Co. Ltd. ‘A’	44,800	55

Bank of Chengdu Co. Ltd. ‘A’	23,000	54

Bank of China Ltd. ‘H’	1,661,000	845

Bank of Chongqing Co. Ltd. ‘H’	36,500	28

Bank of Communications Co. Ltd. ‘H’	454,000	372

Bank of Guiyang Co. Ltd. ‘A’	85,600	70

Bank of Hangzhou Co. Ltd. ‘A’	42,600	85

Bank of Jiangsu Co. Ltd. ‘A’	291,600	392

Bank of Nanjing Co. Ltd. ‘A’	83,400	122

Bank of Ningbo Co. Ltd. ‘A’	6,500	22

Bank of Shanghai Co. Ltd. ‘A’	150,800	189

China Cinda Asset Management Co. Ltd. ‘H’	1,060,000	171

China CITIC Bank Corp. Ltd. ‘H’	498,000	344

China Construction Bank Corp. ‘H’	1,037,000	859

China Everbright Bank Co. Ltd. ‘H’	592,000	229

China Galaxy Securities Co. Ltd. ‘H’	24,500	22

China Life Insurance Co. Ltd. ‘H’	65,000	122

China Merchants Bank Co. Ltd. ‘H’	33,000	168

China Merchants Securities Co. Ltd. ‘H’	8,400	17

China Minsheng Banking Corp. Ltd. ‘H’	911,500	402

China Pacific Insurance Group Co. Ltd. ‘H’	16,600	53

China Zheshang Bank Co. Ltd. ‘H’	494,000	141

Chongqing Rural Commercial Bank Co. Ltd. ‘H’	333,000	199

CITIC Securities Co. Ltd. ‘H’	23,000	63

CNPC Capital Co. Ltd. ‘A’	37,300	35

CSC Financial Co. Ltd. ‘H’	8,000	10

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

East Money Information Co. Ltd.	17,500	$62

Guosen Securities Co. Ltd. ‘A’	39,200	60

Guotai Junan Securities Co. Ltd. ‘H’	7,000	10

Haitong Securities Co. Ltd. ‘H’	18,000	16

Huatai Securities Co. Ltd. ‘H’	11,200	19

Huaxia Bank Co. Ltd. ‘A’	114,800	126

Industrial & Commercial Bank of China Ltd. ‘H’	1,296,000	864

Industrial Bank Co. Ltd. ‘A’	23,600	62

Lufax Holding Ltd. ADR	31,436	75

New China Life Insurance Co. Ltd. ‘H’	8,200	25

PICC Property & Casualty Co. Ltd. ‘H’	30,000	47

Ping An Bank Co. Ltd. ‘A’	24,500	39

Ping An Insurance Group Co. of China Ltd. ‘H’	117,500	690

Postal Savings Bank of China Co. Ltd. ‘H’	93,000	55

Shanghai Pudong Development Bank Co. Ltd. ‘A’	116,600	164

Shanghai Rural Commercial Bank Co. Ltd. ‘A’	26,000	30

		8,389

HEALTH CARE 0.7%

China Resources Pharmaceutical Group Ltd.	126,500	93

CSPC Pharmaceutical Group Ltd.	267,680	163

Jiangsu Hengrui Pharmaceuticals Co. Ltd. ‘A’	3,800	24

Jointown Pharmaceutical Group Co. Ltd. ‘A’	41,943	30

Shanghai Pharmaceuticals Holding Co. Ltd. ‘H’	7,000	11

Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ‘A’	1,800	63

Sinopharm Group Co. Ltd. ‘H’	80,400	219

Yunnan Baiyao Group Co. Ltd. ‘A’	9,500	78

		681

INDUSTRIALS 4.0%

AECC Aviation Power Co. Ltd. ‘A’	9,600	54

Bohai Leasing Co. Ltd. ‘A’ (b)	88,400	46

China Communications Services Corp. Ltd. ‘H’	112,000	65

China CSSC Holdings Ltd. ‘A’	25,600	126

China International Marine Containers Group Co. Ltd. ‘H’	79,600	55

China Lesso Group Holdings Ltd. ‘L’	39,000	17

China Merchants Expressway Network & Technology Holdings Co. Ltd. ‘A’	6,400	12

China Railway Group Ltd. ‘H’	428,000	217

China State Construction Engineering Corp. Ltd. ‘A’	837,400	688

CITIC Ltd.	252,000	296

Contemporary Amperex Technology Co. Ltd. ‘A’ (b)	2,700	98

COSCO SHIPPING Holdings Co. Ltd. ‘H’	251,000	411

CRRC Corp. Ltd. ‘H’	58,000	37

Daqin Railway Co. Ltd. ‘A’	214,900	200

Fosun International Ltd.	47,000	27

JD Logistics, Inc. (b)	11,600	19

Jiangsu Expressway Co. Ltd. ‘H’	90,000	99

	SHARES	MARKET VALUE (000S)

Jiangsu Zhongtian Technology Co. Ltd. ‘A’	41,600	$82

Metallurgical Corp. of China Ltd. ‘H’	478,000	100

NARI Technology Co. Ltd. ‘A’	15,600	54

Power Construction Corp. of China Ltd. ‘A’	215,900	162

Qingdao Port International Co. Ltd.	43,000	35

Sany Heavy Industry Co. Ltd. ‘A’	45,000	102

Shanghai Construction Group Co. Ltd. ‘A’	183,300	67

Shanghai Electric Group Co. Ltd.	28,000	10

Shanghai International Port Group Co. Ltd. ‘A’	24,100	20

Shanghai Tunnel Engineering Co. Ltd. ‘A’	86,900	86

Sichuan Road & Bridge Group Co. Ltd. ‘A’	14,780	15

Sinopec Engineering Group Co. Ltd. ‘H’	69,000	60

Sinotrans Ltd. ‘H’	123,000	58

Sinotruk Hong Kong Ltd.	51,500	151

TBEA Co. Ltd. ‘A’	43,790	76

Xiamen C & D, Inc. ‘A’	98,200	142

Xiamen ITG Group Corp. Ltd. ‘A’	67,400	61

Xiamen Xiangyu Co. Ltd. ‘A’	47,300	42

Yutong Bus Co Ltd. ‘A’	7,700	28

Zhejiang Chint Electrics Co. Ltd. ‘A’	15,900	51

Zhejiang Expressway Co. Ltd. ‘H’	78,000	56

		3,925

INFORMATION TECHNOLOGY 1.8%

360 Security Technology, Inc. ‘A’	33,200	47

AAC Technologies Holdings, Inc.	23,000	110

Avary Holding Shenzhen Co. Ltd. ‘A’	24,900	124

China Railway Signal & Communication Corp. Ltd. ‘H’	258,000	115

Foxconn Industrial Internet Co. Ltd. ‘A’	97,900	286

Hengtong Optic-electric Co. Ltd. ‘A’	5,800	14

IEIT Systems Co. Ltd. (b)	2,900	20

JCET Group Co. Ltd. ‘A’	4,600	26

Lenovo Group Ltd.	364,000	468

Luxshare Precision Industry Co. Ltd. ‘A’	4,600	26

Sunny Optical Technology Group Co. Ltd.	22,200	195

Tianma Microelectronics Co. Ltd. ‘A’	35,300	44

Xiaomi Corp. ‘B’ (b)	58,600	257

		1,732

MATERIALS 2.7%

Aluminum Corp. of China Ltd. ‘H’	386,000	221

Angang Steel Co. Ltd. ‘H’	148,000	28

Anhui Conch Cement Co. Ltd. ‘H’	147,500	375

Baoshan Iron & Steel Co. Ltd. ‘A’	192,000	184

BBMG Corp. ‘H’	176,000	18

China Hongqiao Group Ltd.	357,000	536

China National Building Material Co. Ltd. ‘H’	552,000	249

CMOC Group Ltd. ‘H’	93,000	62

Hengli Petrochemical Co. Ltd. ‘A’	18,000	38

Hesteel Co. Ltd. ‘A’	146,500	44

Huaxin Cement Co. Ltd. ‘H’	21,400	21

Hunan Valin Steel Co. Ltd. ‘A’	75,400	43

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. ‘A’	44,000	32

	SHARES	MARKET VALUE (000S)

Jiangxi Copper Co. Ltd. ‘H’	123,000	$196

Luxi Chemical Group Co. Ltd. ‘A’	16,900	27

Maanshan Iron & Steel Co. Ltd. ‘H’	84,000	16

Nanjing Iron & Steel Co. Ltd. ‘A’	72,300	46

Ningxia Baofeng Energy Group Co. Ltd. ‘A’	29,700	69

Shandong Chenming Paper Holdings Ltd. ‘H’	28,500	5

Shanxi Taigang Stainless Steel Co. Ltd. ‘A’	72,700	35

Sinopec Shanghai Petrochemical Co. Ltd. ‘H’	188,000	29

Tongling Nonferrous Metals Group Co. Ltd. ‘A’	99,700	44

Xinxing Ductile Iron Pipes Co. Ltd. ‘A’	145,900	77

Xinyu Iron & Steel Co. Ltd. ‘A’	58,800	27

Yunnan Aluminium Co. Ltd. ‘A’	8,700	16

Zhejiang NHU Co. Ltd. ‘A’ (b)	8,300	25

Zhongjin Gold Corp. Ltd. ‘A’	18,700	31

Zijin Mining Group Co. Ltd. ‘H’	78,000	141

		2,635

REAL ESTATE 1.3%

Agile Group Holdings Ltd. (a)	262,000	24

China Merchants Shekou Industrial Zone Holdings Co. Ltd. ‘A’	31,300	44

China Vanke Co. Ltd. ‘H’	620,800	420

CIFI Holdings Group Co. Ltd. (b)	260,000	9

Country Garden Holdings Co. Ltd. «(b)	3,850,000	120

Financial Street Holdings Co. Ltd. ‘A’	121,000	54

Gemdale Corp. ‘A’	31,000	19

Greentown China Holdings Ltd.	57,500	68

Guangzhou R&F Properties Co. Ltd. ‘H’	271,600	47

Longfor Group Holdings Ltd.	116,000	147

Seazen Group Ltd.	374,000	87

Seazen Holdings Co. Ltd. ‘A’	30,100	49

Shenzhen Overseas Chinese Town Co. Ltd. ‘A’	41,500	15

Sunac China Holdings Ltd. (b)	366,000	108

Youngor Group Co. Ltd. ‘A’	43,200	53

		1,264

UTILITIES 2.2%

CGN Power Co. Ltd. ‘H’	1,595,000	583

China Longyuan Power Group Corp. Ltd. ‘H’	14,000	11

China National Nuclear Power Co. Ltd. ‘A’	247,600	354

China Yangtze Power Co. Ltd. ‘A’	139,700	566

ENN Energy Holdings Ltd.	36,500	259

GD Power Development Co. Ltd. ‘A’	271,400	170

Huadian Power International Corp. Ltd. ‘H’	72,000	37

Huaneng Lancang River Hydropower, Inc. ‘A’	53,500	70

SDIC Power Holdings Co. Ltd. ‘A’	12,600	29

Shenergy Co. Ltd. ‘A’	10,300	13

Zhejiang Zheneng Electric Power Co. Ltd. ‘A’	24,400	19

		2,111

Total China		26,821

12	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)
GREECE 0.5%

COMMUNICATION SERVICES 0.1%

Hellenic Telecommunications Organization SA	7,358	$113

CONSUMER DISCRETIONARY 0.1%

JUMBO SA	1,965	52

OPAP SA	3,593	58

		110

ENERGY 0.0%

Motor Oil Hellas Corinth Refineries SA	737	16

FINANCIALS 0.2%

Eurobank Ergasias Services & Holdings SA ‘A’	36,904	85

National Bank of Greece SA	11,298	89

		174

INDUSTRIALS 0.1%

Star Bulk Carriers Corp.	2,649	40

Total Greece		453

HONG KONG 2.2%

CONSUMER DISCRETIONARY 0.1%

Geely Automobile Holdings Ltd.	30,000	56

FINANCIALS 0.6%

BOC Hong Kong Holdings Ltd.	104,000	332

China Taiping Insurance Holdings Co. Ltd.	114,800	170

Far East Horizon Ltd.	68,000	50

		552

INDUSTRIALS 0.4%

China Everbright Environment Group Ltd.	222,000	110

China Merchants Port Holdings Co. Ltd.	6,000	11

Orient Overseas International Ltd.	10,500	155

Shanghai Industrial Holdings Ltd.	23,000	35

Shenzhen International Holdings Ltd.	60,000	56

		367

MATERIALS 0.0%

China Resources Building Materials Technology Holdings Ltd.	62,000	13

REAL ESTATE 0.5%

China Jinmao Holdings Group Ltd.	686,000	86

China Overseas Land & Investment Ltd.	271,000	428

		514

UTILITIES 0.6%

Beijing Enterprises Holdings Ltd.	28,000	96

Beijing Enterprises Water Group Ltd.	38,000	12

China Resources Gas Group Ltd.	44,300	175

Guangdong Investment Ltd.	168,000	144

	SHARES	MARKET VALUE (000S)

Kunlun Energy Co. Ltd.	186,000	$201

		628

Total Hong Kong		2,130

INDIA 16.7%

COMMUNICATION SERVICES 1.0%

Bharti Airtel Ltd.	44,372	822

Indus Towers Ltd. (b)	35,701	142

		964

CONSUMER DISCRETIONARY 1.5%

Bajaj Auto Ltd.	2,987	307

Bosch Ltd.	180	72

Eicher Motors Ltd.	1,287	72

Exide Industries Ltd.	5,185	25

Hero MotoCorp Ltd.	3,739	181

Mahindra & Mahindra Ltd.	11,418	400

Rajesh Exports Ltd.	14,587	39

Samvardhana Motherson International Ltd.	26,097	47

Vardhman Textiles Ltd.	2,374	14

Zomato Ltd. (b)	87,364	283

		1,440

CONSUMER STAPLES 1.1%

Britannia Industries Ltd.	705	39

Colgate-Palmolive India Ltd.	2,589	81

Dabur India Ltd.	3,957	23

Godrej Consumer Products Ltd.	4,148	52

Hindustan Unilever Ltd.	7,001	190

ITC Ltd.	88,333	498

Marico Ltd.	4,545	34

Nestle India Ltd.	1,019	26

United Spirits Ltd.	1,874	36

Varun Beverages Ltd.	14,549	109

		1,088

ENERGY 2.0%

Bharat Petroleum Corp. Ltd.	141,249	480

Coal India Ltd.	36,252	162

Great Eastern Shipping Co. Ltd. ‘F’	832	9

Hindustan Petroleum Corp. Ltd.	75,126	357

Indian Oil Corp. Ltd.	167,650	266

Oil & Natural Gas Corp. Ltd.	146,235	408

Oil India Ltd.	24,146	122

Petronet LNG Ltd.	43,304	175

		1,979

FINANCIALS 1.8%

Bajaj Holdings & Investment Ltd.	100	14

Cholamandalam Financial Holdings Ltd.	2,096	34

Federal Bank Ltd.	27,609	64

HDFC Asset Management Co. Ltd.	1,237	61

ICICI Lombard General Insurance Co. Ltd.	2,461	51

ICICI Prudential Life Insurance Co. Ltd.	3,235	25

Indian Bank	4,109	25

Indian Railway Finance Corp. Ltd.	44,261	77

Jio Financial Services Ltd. (b)	39,227	137

Muthoot Finance Ltd.	1,670	42

Power Finance Corp. Ltd.	78,376	409

	SHARES	MARKET VALUE (000S)

REC Ltd.	18,569	$108

Sammaan Capital Ltd.	65,660	116

Shriram Finance Ltd.	4,510	152

State Bank of India	39,875	369

Sundaram Finance Ltd.	704	34

		1,718

HEALTH CARE 1.5%

Alkem Laboratories Ltd.	403	26

Apollo Hospitals Enterprise Ltd.	1,103	94

Biocon Ltd.	2,422	10

Cipla Ltd.	9,825	175

Divi’s Laboratories Ltd.	2,333	166

Dr. Reddy’s Laboratories Ltd.	7,205	117

Glenmark Pharmaceuticals Ltd.	2,281	43

Ipca Laboratories Ltd.	1,204	24

Lupin Ltd.	6,254	172

Mankind Pharma Ltd. (b)	863	29

Sun Pharmaceutical Industries Ltd.	18,561	408

Torrent Pharmaceuticals Ltd.	2,238	88

Zydus Lifesciences Ltd.	5,906	67

		1,419

INDUSTRIALS 0.9%

Adani Ports & Special Economic Zone Ltd.	8,736	125

Amara Raja Energy & Mobility Ltd.	638	9

Ashok Leyland Ltd.	24,039	62

Bharat Electronics Ltd.	55,700	190

Cummins India Ltd.	1,379	52

Hindustan Aeronautics Ltd.	3,604	175

InterGlobe Aviation Ltd. (b)	1,881	100

NCC Ltd.	4,900	16

Rail Vikas Nigam Ltd.	7,133	35

Siemens Ltd.	1,177	90

Voltas Ltd.	2,982	62

		916

INFORMATION TECHNOLOGY 3.6%

HCL Technologies Ltd.	22,128	494

Infosys Ltd.	61,256	1,342

LTIMindtree Ltd.	446	29

Mphasis Ltd.	1,444	48

Oracle Financial Services Software Ltd.	878	131

Redington Ltd.	19,323	45

Tata Consultancy Services Ltd.	23,295	1,111

Tech Mahindra Ltd.	13,380	266

Wipro Ltd.	20,937	73

		3,539

MATERIALS 1.7%

Ambuja Cements Ltd.	8,929	56

Asian Paints Ltd.	1,280	34

Castrol India Ltd.	4,377	10

Coromandel International Ltd.	2,282	50

Grasim Industries Ltd.	4,270	122

Gujarat State Fertilizers & Chemicals Ltd. ‘F’	8,621	20

Hindalco Industries Ltd.	18,246	128

Jindal Saw Ltd.	18,004	61

Jindal Steel & Power Ltd.	9,265	100

National Aluminium Co. Ltd.	45,212	111

NMDC Ltd.	95,040	73

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Pidilite Industries Ltd.	761	$26

Rain Industries Ltd.	5,238	10

Steel Authority of India Ltd.	109,594	144

Supreme Industries Ltd.	962	53

Tata Steel Ltd.	156,998	253

UltraTech Cement Ltd.	901	120

Vedanta Ltd.	54,157	281

		1,652

REAL ESTATE 0.0%

Oberoi Realty Ltd.	1,617	44

UTILITIES 1.6%

Adani Energy Solutions Ltd. (b)	774	7

CESC Ltd.	6,954	15

GAIL India Ltd.	30,432	68

Gujarat State Petronet Ltd.	6,829	29

Jaiprakash Power Ventures Ltd. (b)	156,843	32

JSW Energy Ltd.	4,824	36

NHPC Ltd.	93,616	88

NTPC Ltd.	137,788	535

Power Grid Corp. of India Ltd.	140,408	506

PTC India Ltd.	16,092	27

Reliance Power Ltd. (b)	147,074	73

Tata Power Co. Ltd.	23,554	108

Torrent Power Ltd.	1,568	27

		1,551

Total India		16,310

INDONESIA 0.8%

COMMUNICATION SERVICES 0.2%

Telkom Indonesia Persero Tbk PT	1,096,700	184

CONSUMER STAPLES 0.1%

Indofood CBP Sukses Makmur Tbk PT	58,600	41

Indofood Sukses Makmur Tbk PT	28,200	13

Japfa Comfeed Indonesia Tbk PT	87,300	11

Sumber Alfaria Trijaya Tbk PT	302,500	54

		119

ENERGY 0.1%

Adaro Energy Indonesia Tbk PT	463,400	70

Indo Tambangraya Megah Tbk PT	22,500	37

United Tractors Tbk PT	22,900	38

		145

FINANCIALS 0.2%

Bank Central Asia Tbk PT	274,100	165

HEALTH CARE 0.0%

Kalbe Farma Tbk PT	406,200	34

MATERIALS 0.2%

Amman Mineral Internasional PT (b)	172,600	90

Chandra Asri Petrochemical Tbk PT	126,000	59

		149

	SHARES	MARKET VALUE (000S)
UTILITIES 0.0%

Perusahaan Gas Negara Tbk PT	105,200	$10

Total Indonesia		806

KUWAIT 0.4%

COMMUNICATION SERVICES 0.1%

Mobile Telecommunications Co. KSCP	33,058	50

FINANCIALS 0.3%

Al Ahli Bank of Kuwait KSCP	3,970	3

Boubyan Bank KSCP	11,042	20

Gulf Bank KSCP	39,096	41

Kuwait Finance House KSCP	73,809	179

National Bank of Kuwait SAKP	21,541	63

		306

INDUSTRIALS 0.0%

National Industries Group Holding SAK	6,101	5

REAL ESTATE 0.0%

Mabanee Co. KPSC	1,640	4

Total Kuwait		365

MALAYSIA 2.4%

COMMUNICATION SERVICES 0.1%

Axiata Group Bhd.	45,900	26

Maxis Bhd.	37,200	30

Telekom Malaysia Bhd.	37,300	55

		111

CONSUMER DISCRETIONARY 0.1%

Genting Bhd.	48,000	41

Genting Malaysia Bhd.	100,500	51

		92

CONSUMER STAPLES 0.1%

IOI Corp. Bhd.	28,800	25

Kuala Lumpur Kepong Bhd.	7,300	36

PPB Group Bhd.	7,000	19

SD Guthrie Bhd.	31,600	35

		115

FINANCIALS 0.9%

AMMB Holdings Bhd.	51,000	63

CIMB Group Holdings Bhd.	184,200	337

Hong Leong Bank Bhd.	11,600	53

Malayan Banking Bhd.	111,700	256

Public Bank Bhd.	115,800	118

RHB Bank Bhd.	40,500	59

		886

HEALTH CARE 0.2%

Hartalega Holdings Bhd.	103,000	91

IHH Healthcare Bhd.	6,900	11

Kossan Rubber Industries Bhd.	16,400	10

Top Glove Corp. Bhd. (b)	442,800	133

		245

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.4%

Capital A Bhd. (b)	201,300	$45

Gamuda Bhd.	64,200	68

IJM Corp. Bhd.	37,100	25

Malaysia Airports Holdings Bhd.	21,300	50

MISC Bhd.	20,400	35

Sime Darby Bhd.	186,500	98

Sunway Bhd.	55,700	60

		381

MATERIALS 0.1%

Petronas Chemicals Group Bhd.	60,600	70

Press Metal Aluminium Holdings Bhd.	21,000	23

		93

UTILITIES 0.5%

Petronas Gas Bhd.	5,200	21

Tenaga Nasional Bhd.	87,500	292

YTL Corp. Bhd.	169,400	101

YTL Power International Bhd.	34,400	34

		448

Total Malaysia		2,371

MEXICO 1.5%

COMMUNICATION SERVICES 0.1%

America Movil SAB. de CV ‘B’	80,600	58

Grupo Televisa SAB	108,863	36

Megacable Holdings SAB de CV	12,334	20

		114

CONSUMER STAPLES 0.9%

Arca Continental SAB de CV	12,233	101

Coca-Cola Femsa SAB de CV	16,068	125

Fomento Economico Mexicano SAB de CV	17,589	150

Gruma SAB de CV ‘B’	4,302	67

Grupo Bimbo SAB de CV ‘A’	14,489	39

Kimberly-Clark de Mexico SAB de CV ‘A’	46,717	66

Wal-Mart de Mexico SAB de CV	109,890	289

		837

INDUSTRIALS 0.2%

Alfa SAB de CV ‘A’	143,346	104

Grupo Aeroportuario del Sureste SAB de CV ‘B’	1,855	47

		151

MATERIALS 0.3%

Grupo Mexico SAB de CV ‘B’	61,980	294

Industrias Penoles SAB de CV (b)	700	9

Orbia Advance Corp. SAB de CV	34,338	25

		328

Total Mexico		1,430

NETHERLANDS 0.1%

REAL ESTATE 0.1%

NEPI Rockcastle NV	6,704	49

Total Netherlands		49

14	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)
PHILIPPINES 0.2%

COMMUNICATION SERVICES 0.1%

PLDT, Inc.	2,295	$51

CONSUMER STAPLES 0.0%

Universal Robina Corp.	13,850	19

FINANCIALS 0.0%

Bank of the Philippine Islands	4,850	10

Metropolitan Bank & Trust Co.	8,080	10

		20

INDUSTRIALS 0.1%

International Container Terminal Services, Inc.	13,770	92

UTILITIES 0.0%

Manila Electric Co.	3,100	26

Total Philippines		208

POLAND 0.6%

COMMUNICATION SERVICES 0.1%

Cyfrowy Polsat SA	30,629	105

Orange Polska SA	17,822	32

		137

FINANCIALS 0.2%

Powszechna Kasa Oszczednosci Bank Polski SA	12,270	178

INFORMATION TECHNOLOGY 0.0%

Asseco Poland SA	481	11

MATERIALS 0.1%

Jastrzebska Spolka Weglowa SA (b)	3,860	19

KGHM Polska Miedz SA	918	26

		45

UTILITIES 0.2%

Enea SA (b)	13,905	43

PGE Polska Grupa Energetyczna SA (b)	56,364	83

Tauron Polska Energia SA (b)	78,783	72

		198

Total Poland		569

QATAR 0.6%

COMMUNICATION SERVICES 0.0%

Ooredoo QPSC	11,948	38

ENERGY 0.0%

Qatar Fuel QSC	2,515	10

Qatar Gas Transport Co. Ltd.	23,384	27

		37

FINANCIALS 0.4%

Commercial Bank PSQC	9,852	12

Doha Bank QPSC	67,003	37

Masraf Al Rayan QSC	90,514	61

	SHARES	MARKET VALUE (000S)

Qatar Islamic Bank QPSC	11,863	$69

Qatar National Bank QPSC	32,610	155

		334

INDUSTRIALS 0.1%

Industries Qatar QSC	23,926	87

REAL ESTATE 0.1%

Barwa Real Estate Co.	55,219	43

UTILITIES 0.0%

Qatar Electricity & Water Co. QSC	2,341	10

Total Qatar		549

REPUBLIC OF KOREA 0.0%

INDUSTRIALS 0.0%

HMM Co. Ltd.	3,091	37

Total Republic of Korea		37

RUSSIA 0.0%

ENERGY 0.0%

Gazprom Neft PJSC «	13,620	0

Gazprom PJSC «(b)	635,130	0

LUKOIL PJSC «	15,703	0

Novatek PJSC «	21,924	0

Rosneft Oil Co. PJSC «	66,050	0

Surgutneftegas PJSC «	701,700	0

Tatneft PJSC «	19,086	0

		0

FINANCIALS 0.0%

Sberbank of Russia PJSC «	117,340	0

VTB Bank PJSC «(b)	119,798	0

		0

MATERIALS 0.0%

GMK Norilskiy Nickel PAO «	126,900	0

Magnitogorsk Iron & Steel Works PJSC «	160,600	0

Novolipetsk Steel PJSC «	88,470	0

Severstal PAO «	17,344	0

		0

UTILITIES 0.0%

Federal Grid Co. - Rosseti PJSC «(b)	22,174,692	0

Inter RAO UES PJSC «	1,587,500	0

		0

Total Russia		0

SAUDI ARABIA 2.6%

COMMUNICATION SERVICES 0.4%

Mobile Telecommunications Co. Saudi Arabia	3,684	10

Saudi Telecom Co.	30,533	325

		335

CONSUMER DISCRETIONARY 0.0%

Jarir Marketing Co.	11,272	38

	SHARES	MARKET VALUE (000S)
CONSUMER STAPLES 0.1%

Abdullah Al Othaim Markets Co.	5,002	$14

Almarai Co. JSC	5,999	91

Savola Group	1,620	16

		121

ENERGY 0.6%

Saudi Arabian Oil Co.	75,489	564

FINANCIALS 0.7%

Al Rajhi Bank	19,149	481

Arab National Bank	4,972	28

Bank Al-Jazira (b)	5,737	29

Bank AlBilad	3,861	40

Bupa Arabia for Cooperative Insurance Co.	1,075	59

Saudi Investment Bank	10,408	40

		677

HEALTH CARE 0.0%

Dr Sulaiman Al Habib Medical Services Group Co.	333	25

MATERIALS 0.6%

Advanced Petrochemical Co. (b)	2,227	19

SABIC Agri-Nutrients Co.	508	15

Sahara International Petrochemical Co.	5,152	34

Saudi Arabian Mining Co. (b)	12,684	170

Saudi Basic Industries Corp.	13,080	233

Saudi Cement Co.	957	11

Yanbu National Petrochemical Co.	7,401	74

		556

REAL ESTATE 0.0%

Arabian Centres Co. Ltd.	6,404	37

UTILITIES 0.2%

ACWA Power Co.	1,563	167

Saudi Electricity Co.	10,854	49

		216

Total Saudi Arabia		2,569

SINGAPORE 0.3%

CONSUMER DISCRETIONARY 0.3%

Trip.com Group Ltd. (b)	3,750	258

Total Singapore		258

SOUTH AFRICA 2.8%

COMMUNICATION SERVICES 0.4%

MTN Group Ltd.	39,471	192

MultiChoice Group	13,315	76

Telkom SA SOC Ltd. (b)	6,688	12

Vodacom Group Ltd.	13,492	73

		353

CONSUMER DISCRETIONARY 0.3%

Foschini Group Ltd.	1,711	15

Motus Holdings Ltd.	5,938	38

Mr Price Group Ltd.	6,501	101

Naspers Ltd. ‘N’	514	114

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Woolworths Holdings Ltd.	18,704	$62

		330

CONSUMER STAPLES 0.4%

Bid Corp. Ltd.	5,239	120

Shoprite Holdings Ltd.	9,605	149

SPAR Group Ltd. (b)	11,606	90

Tiger Brands Ltd.	3,411	52

		411

ENERGY 0.1%

Exxaro Resources Ltd.	10,587	89

FINANCIALS 0.6%

Capitec Bank Holdings Ltd.	1,256	209

Discovery Ltd.	4,227	43

FirstRand Ltd.	62,006	249

Momentum Group Ltd.	6,436	10

Nedbank Group Ltd.	5,158	77

		588

HEALTH CARE 0.1%

Aspen Pharmacare Holdings Ltd.	8,601	75

Life Healthcare Group Holdings Ltd.	38,291	34

		109

INDUSTRIALS 0.1%

Bidvest Group Ltd.	7,530	105

MATERIALS 0.8%

African Rainbow Minerals Ltd.	2,643	21

Anglo American Platinum Ltd.	1,835	55

Gold Fields Ltd.	6,606	86

Harmony Gold Mining Co. Ltd.	7,042	57

Impala Platinum Holdings Ltd.	53,490	250

Kumba Iron Ore Ltd.	2,812	49

Sappi Ltd.	27,076	70

Sasol Ltd.	16,248	72

Sibanye Stillwater Ltd.	104,488	83

		743

Total South Africa		2,728

SOUTH KOREA 10.1%

COMMUNICATION SERVICES 0.7%

CJ ENM Co. Ltd. (b)	467	17

KT Corp.	10,049	299

LG Uplus Corp.	9,348	65

SK Telecom Co. Ltd.	6,764	254

		635

CONSUMER DISCRETIONARY 2.4%

Coway Co. Ltd.	1,955	88

GS P&L Co. Ltd. (b)	169	3

Hankook Tire & Technology Co. Ltd.	3,288	85

HL Mando Co. Ltd.	1,528	42

Hyundai Mobis Co. Ltd.	1,852	294

Hyundai Motor Co.	7,205	1,023

Hyundai Wia Corp.	1,353	34

Kia Corp.	6,503	440

LG Electronics, Inc.	5,700	320

Lotte Shopping Co. Ltd.	794	29

	SHARES	MARKET VALUE (000S)

Shinsegae, Inc.	218	$20

		2,378

CONSUMER STAPLES 0.5%

Amorepacific Group	1,736	24

CJ CheilJedang Corp.	487	84

E-MART, Inc.	1,666	71

GS Retail Co. Ltd.	716	8

KT&G Corp.	3,091	224

LG H&H Co. Ltd.	302	62

		473

ENERGY 0.3%

HD Hyundai Co. Ltd.	1,853	99

S-Oil Corp.	1,092	41

SK Innovation Co. Ltd. (b)	2,283	173

		313

FINANCIALS 2.6%

BNK Financial Group, Inc.	15,356	107

DB Insurance Co. Ltd.	1,695	118

Hana Financial Group, Inc.	10,773	412

Hanwha Life Insurance Co. Ltd.	13,954	23

Hyundai Marine & Fire Insurance Co. Ltd.	4,139	69

Industrial Bank of Korea	9,764	95

KB Financial Group, Inc.	6,537	368

Korea Investment Holdings Co. Ltd.	420	20

Meritz Financial Group, Inc.	1,377	97

Mirae Asset Securities Co. Ltd.	1,826	10

NH Investment & Securities Co. Ltd. ‘C’	1,257	12

Samsung Card Co. Ltd.	693	19

Samsung Fire & Marine Insurance Co. Ltd.	1,195	289

Samsung Life Insurance Co. Ltd.	2,390	153

Samsung Securities Co. Ltd.	405	12

Shinhan Financial Group Co. Ltd.	15,089	489

Woori Financial Group, Inc.	23,428	244

		2,537

INDUSTRIALS 1.5%

CJ Corp.	1,302	87

CJ Logistics Corp.	957	54

Daewoo Engineering & Construction Co. Ltd. (b)	12,774	27

DL E&C Co. Ltd.	2,168	47

Doosan Co. Ltd.	1,096	186

Doosan Enerbility Co. Ltd. (b)	3,884	46

GS Engineering & Construction Corp.	6,850	80

GS Holdings Corp.	2,025	54

Hanwha Aerospace Co. Ltd.	318	70

Hanwha Corp.	3,269	59

HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	673	103

Hyundai Engineering & Construction Co. Ltd.	5,108	88

Hyundai Glovis Co. Ltd.	1,787	143

LG Corp.	2,020	98

Lotte Corp.	1,389	20

LS Corp.	855	54

LX International Corp.	2,971	54

Posco International Corp.	2,446	65

SK Networks Co. Ltd.	11,193	31

	SHARES	MARKET VALUE (000S)

SK, Inc.	1,471	$131

		1,497

INFORMATION TECHNOLOGY 1.0%

LG Display Co. Ltd.	19,371	118

Samsung Electro-Mechanics Co. Ltd.	1,155	96

SK Hynix, Inc.	6,308	723

		937

MATERIALS 0.7%

Hyundai Steel Co.	5,001	71

KCC Corp.	272	43

Korea Zinc Co. Ltd.	284	192

Kumho Petrochemical Co. Ltd.	471	29

Lotte Chemical Corp.	1,200	48

Posco Holdings, Inc.	1,926	329

		712

UTILITIES 0.4%

Korea Electric Power Corp. (b)	19,677	266

Korea Gas Corp. (b)	3,669	86

		352

Total South Korea		9,834

TAIWAN 20.4%

COMMUNICATION SERVICES 0.9%

Chunghwa Telecom Co. Ltd.	107,000	403

Far EasTone Telecommunications Co. Ltd.	70,000	191

Taiwan Mobile Co. Ltd.	72,000	249

		843

CONSUMER DISCRETIONARY 0.4%

Cheng Shin Rubber Industry Co. Ltd.	55,000	82

China Motor Corp.	25,000	60

Eclat Textile Co. Ltd.	5,000	78

Feng TAY Enterprise Co. Ltd.	13,560	55

Nien Made Enterprise Co. Ltd.	2,000	22

Pou Chen Corp.	113,000	127

		424

CONSUMER STAPLES 0.3%

Great Wall Enterprise Co. Ltd.	10,008	16

President Chain Store Corp.	12,000	96

Uni-President Enterprises Corp.	85,000	209

		321

ENERGY 0.0%

Formosa Petrochemical Corp.	20,000	21

FINANCIALS 3.9%

Cathay Financial Holding Co. Ltd.	301,200	626

Chang Hwa Commercial Bank Ltd.	135,284	74

CTBC Financial Holding Co. Ltd.	638,000	759

E.Sun Financial Holding Co. Ltd.	243,447	200

First Financial Holding Co. Ltd.	150,904	125

Fubon Financial Holding Co. Ltd.	223,103	613

Hua Nan Financial Holdings Co. Ltd. ‘C’	142,588	114

KGI Financial Holding Co. Ltd.	470,096	246

16	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)

Mega Financial Holding Co. Ltd.	173,515	$204

Shanghai Commercial & Savings Bank Ltd.	49,712	60

Shin Kong Financial Holding Co. Ltd.	472,847	170

SinoPac Financial Holdings Co. Ltd.	210,602	147

Taishin Financial Holding Co. Ltd.	142,971	76

Taiwan Business Bank	184,967	84

Taiwan Cooperative Financial Holding Co. Ltd.	121,503	90

Yuanta Financial Holding Co. Ltd.	235,917	244

		3,832

INDUSTRIALS 1.5%

Evergreen Marine Corp. Taiwan Ltd.	100,000	686

Far Eastern New Century Corp.	84,000	81

Taiwan Glass Industry Corp.	14,000	7

Taiwan High Speed Rail Corp.	15,000	13

Teco Electric & Machinery Co. Ltd.	42,000	67

Wan Hai Lines Ltd.	13,000	32

Yang Ming Marine Transport Corp.	254,000	586

		1,472

INFORMATION TECHNOLOGY 12.6%

Accton Technology Corp.	3,000	70

Acer, Inc.	106,000	128

Advantech Co. Ltd.	7,119	75

ASE Technology Holding Co. Ltd.	82,000	403

Asustek Computer, Inc.	37,000	694

AUO Corp.	392,600	175

Catcher Technology Co. Ltd.	26,000	154

Cheng Uei Precision Industry Co. Ltd.	18,000	40

Chicony Electronics Co. Ltd.	31,000	143

Compal Electronics, Inc.	198,000	227

Delta Electronics, Inc.	20,000	262

Foxconn Technology Co. Ltd.	55,000	124

General Interface Solution Holding Ltd.	18,000	28

Hon Hai Precision Industry Co. Ltd.	421,600	2,357

Innolux Corp.	451,592	197

Inventec Corp.	164,000	250

King Yuan Electronics Co. Ltd.	16,000	54

Kinpo Electronics	61,000	49

Largan Precision Co. Ltd.	1,290	105

Lite-On Technology Corp.	71,000	215

Macronix International Co. Ltd.	53,000	32

MediaTek, Inc.	39,000	1,677

Micro-Star International Co. Ltd.	19,000	106

Mitac Holdings Corp.	49,000	106

Novatek Microelectronics Corp.	7,000	107

Pegatron Corp.	78,000	218

Powertech Technology, Inc.	47,000	174

Primax Electronics Ltd.	18,000	42

Qisda Corp.	22,000	22

Quanta Computer, Inc.	151,000	1,314

Radiant Opto-Electronics Corp.	17,000	102

Realtek Semiconductor Corp.	8,000	138

Silicon Motion Technology Corp.	705	38

Supreme Electronics Co. Ltd.	35,861	65

Synnex Technology International Corp.	43,000	93

Taiwan Semiconductor Manufacturing Co. Ltd.	38,000	1,235

TPK Holding Co. Ltd.	25,000	29

Tripod Technology Corp.	10,000	60

	SHARES	MARKET VALUE (000S)

Wistron Corp.	161,347	$510

WPG Holdings Ltd.	70,560	147

WT Microelectronics Co. Ltd.	43,880	147

Zhen Ding Technology Holding Ltd.	32,000	117

		12,229

MATERIALS 0.7%

Asia Cement Corp.	46,000	57

China Steel Corp.	266,000	159

Eternal Materials Co. Ltd.	25,300	21

Formosa Chemicals & Fibre Corp.	48,000	40

Formosa Plastics Corp.	92,000	100

Nan Ya Plastics Corp.	61,000	56

Taiwan Fertilizer Co. Ltd.	10,000	16

TCC Group Holdings Co. Ltd.	125,553	121

Tung Ho Steel Enterprise Corp.	21,020	43

YFY, Inc.	42,000	38

		651

REAL ESTATE 0.1%

Farglory Land Development Co. Ltd.	4,000	9

Highwealth Construction Corp.	37,835	50

Ruentex Development Co. Ltd.	34,380	45

		104

Total Taiwan		19,897

THAILAND 3.3%

COMMUNICATION SERVICES 0.4%

Advanced Info Service PCL	35,500	298

Digital Telecommunications Infrastructure Fund ‘F’	197,700	50

Jasmine International PCL	362,774	23

True Corp. PCL (b)	63,200	20

		391

CONSUMER DISCRETIONARY 0.1%

Home Product Center PCL	84,100	23

Sri Trang Agro-Industry PCL	129,200	68

		91

CONSUMER STAPLES 0.5%

Berli Jucker PCL	23,600	16

Charoen Pokphand Foods PCL	304,800	203

CP ALL PCL	125,600	205

Osotspa PCL	16,500	10

Thai Beverage PCL	145,400	58

Thai Union Group PCL ‘F’	81,000	31

		523

ENERGY 0.7%

Bangchak Corp. PCL	61,100	65

IRPC PCL	1,042,400	38

PTT PCL	492,800	459

Star Petroleum Refining PCL	154,500	30

Thai Oil PCL	81,800	68

		660

FINANCIALS 0.4%

Kasikornbank PCL	32,600	148

Krung Thai Bank PCL	44,600	28

	SHARES	MARKET VALUE (000S)

SCB PCL	22,000	$76

Thanachart Capital PCL	29,600	44

Tisco Financial Group PCL	35,100	101

		397

HEALTH CARE 0.2%

Bangkok Dusit Medical Services PCL ‘F’	186,800	134

Bumrungrad Hospital PCL	10,400	61

Sri Trang Gloves Thailand PCL	76,700	22

		217

INDUSTRIALS 0.0%

Regional Container Lines PCL	12,500	10

INFORMATION TECHNOLOGY 0.4%

Cal-Comp Electronics Thailand PCL ‘F’	247,200	72

Delta Electronics Thailand PCL	58,400	259

Fabrinet (b)	368	81

		412

MATERIALS 0.3%

Indorama Ventures PCL	13,400	10

PTT Global Chemical PCL	143,400	102

SCG Packaging PCL	18,800	11

Siam Cement PCL	35,700	175

		298

REAL ESTATE 0.1%

Land & Houses PCL	234,000	35

Supalai PCL	67,500	36

		71

UTILITIES 0.2%

Gulf Energy Development PCL	78,100	136

Ratch Group PCL	25,550	22

		158

Total Thailand		3,228

TURKEY 0.9%

COMMUNICATION SERVICES 0.1%

Turk Telekomunikasyon AS	17,989	22

Turkcell Iletisim Hizmetleri AS	45,081	118

		140

CONSUMER DISCRETIONARY 0.1%

Arcelik AS	2,941	12

Ford Otomotiv Sanayi AS	900	24

Vestel Elektronik Sanayi ve Ticaret AS	14,375	29

		65

CONSUMER STAPLES 0.4%

Anadolu Efes Biracilik Ve Malt Sanayii AS	13,830	75

BIM Birlesik Magazalar AS	18,179	272

Coca-Cola Icecek AS	15,690	26

		373

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)
ENERGY 0.0%

Turkiye Petrol Rafinerileri AS	1	$0

FINANCIALS 0.1%

Is Yatirim Menkul Degerler AS ‘A’	75,206	104

		104

INDUSTRIALS 0.1%

AG Anadolu Grubu Holding AS	4,871	43

Aselsan Elektronik Sanayi Ve Ticaret AS	8,430	17

Enka Insaat ve Sanayi AS	37,219	51

Tekfen Holding AS	18,157	37

Turkiye Sise ve Cam Fabrikalari AS	12,413	15

		163

MATERIALS 0.1%

Eregli Demir ve Celik Fabrikalari TAS	81,324	56

Petkim Petrokimya Holding AS (b)	27,743	14

		70

UTILITIES 0.0%

Aygaz AS	1	0

Enerjisa Enerji AS	12,194	20

		20

Total Turkey		935

UNITED ARAB EMIRATES 0.9%

CONSUMER DISCRETIONARY 0.1%

Abu Dhabi National Oil Co. for Distribution PJSC	62,997	60

ENERGY 0.1%

ADNOC Drilling Co. PJSC	42,711	62

FINANCIALS 0.3%

Abu Dhabi Commercial Bank PJSC	9,188	26

Abu Dhabi Islamic Bank PJSC	13,372	50

Dubai Islamic Bank PJSC	41,157	80

Emirates NBD Bank PJSC	16,279	95

	SHARES	MARKET VALUE (000S)

First Abu Dhabi Bank PJSC	37,527	$140

		391

MATERIALS 0.0%

Borouge PLC	24,797	16

REAL ESTATE 0.4%

Aldar Properties PJSC	26,019	55

Emaar Development PJSC	35,447	132

Emaar Properties PJSC	61,748	216

		403

Total United Arab Emirates		932

Total Common Stocks (Cost $88,964)		95,686

PREFERRED STOCKS 1.9%

BRAZIL 1.9%

BANKING & FINANCE 0.3%

Itau Unibanco Holding SA ~	65,600	324

INDUSTRIALS 0.5%

Braskem SA	25,990	50

Gerdau SA ~	58,314	170

Metalurgica Gerdau SA ~	96,392	160

Usinas Siderurgicas de Minas Gerais SA Usiminas ‘A’ ~	85,900	75

		455

UTILITIES 1.1%

Cia Energetica de Minas Gerais ~	79,397	142

ISA Energia Brasil SA	16,221	60

Petroleo Brasileiro SA ~	143,198	847

		1,049

Total Brazil		1,828

CHILE 0.0%

INDUSTRIALS 0.0%

Embotelladora Andina SA ~	8,339	26

Total Chile		26

	SHARES	MARKET VALUE (000S)
RUSSIA 0.0%

UTILITIES 0.0%

Bashneft PJSC «	2,929	$0

Transneft PJSC «(d)	2,200	0

		0

Total Russia		0

Total Preferred Stocks (Cost $1,824)		1,854

REAL ESTATE INVESTMENT TRUSTS 0.1%

INDIA 0.0%

REAL ESTATE 0.0%

Embassy Office Parks REIT	2,249	10

Total India		10

SOUTH AFRICA 0.1%

REAL ESTATE 0.1%

Growthpoint Properties Ltd.	42,265	28

Total South Africa		28

Total Real Estate Investment Trusts (Cost $45)		38

Total Investments in Securities (Cost $90,833)		97,578

INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

PIMCO Government Money Market Fund
4.640% (c)(d)(e)	6,808	7

Total Short-Term Instruments (Cost $7)		7

Total Investments in Affiliates (Cost $7)		7

Total Investments 100.1% (Cost $90,840)		$97,585

Other Assets and Liabilities, net (0.1)%		(69)

Net Assets 100.0%		$97,516

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Security is not accruing income as of the date of this report.
(b)	Security did not produce income within the last twelve months.
(c)	Institutional Class Shares of each Fund.
(d)

Securities with an aggregate market value of $6 were out on loan in exchange for $7 of cash collateral as of December 31, 2024. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5, Securities Lending, in the Notes to Financial Statements.

(e)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Master Securities Lending Agreement
UBS	$0	$0	$0	$6	$6	$(7)	$(1)

Total Borrowings and Other Financing Transactions	$0	$0	$0	$6

18	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(2)
Preferred Securities	$7	$0	$0	$0	$7

Total Borrowings	$7	$0	$0	$0	$7

Payable for securities on loan - cash collateral					$7

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(2)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3	$0	$3

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Common Stocks
Brazil
Communication Services	$0	$176	$0	$176
Consumer Discretionary	0	179	0	179
Consumer Staples	143	638	0	781
Energy	0	84	0	84
Financials	0	103	0	103
Industrials	209	0	0	209
Materials	0	843	0	843
Utilities	0	126	0	126
Chile
Consumer Discretionary	0	49	0	49
Consumer Staples	61	111	0	172
Financials	0	336	0	336
Materials	28	0	0	28
Utilities	90	31	0	121
China
Communication Services	385	1,254	0	1,639
Consumer Discretionary	586	1,128	0	1,714
Consumer Staples	0	988	0	988
Energy	0	1,743	0	1,743
Financials	75	8,314	0	8,389
Health Care	0	681	0	681
Industrials	146	3,779	0	3,925
Information Technology	0	1,732	0	1,732
Materials	0	2,635	0	2,635
Real Estate	0	1,144	120	1,264
Utilities	85	2,026	0	2,111
Greece
Communication Services	0	113	0	113

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Consumer Discretionary	$0	$110	$0	$110
Energy	0	16	0	16
Financials	0	174	0	174
Industrials	40	0	0	40
Hong Kong
Consumer Discretionary	0	56	0	56
Financials	50	502	0	552
Industrials	56	311	0	367
Materials	0	13	0	13
Real Estate	0	514	0	514
Utilities	175	453	0	628
India
Communication Services	0	964	0	964
Consumer Discretionary	0	1,440	0	1,440
Consumer Staples	109	979	0	1,088
Energy	0	1,979	0	1,979
Financials	0	1,718	0	1,718
Health Care	0	1,419	0	1,419
Industrials	0	916	0	916
Information Technology	0	3,539	0	3,539
Materials	0	1,652	0	1,652
Real Estate	0	44	0	44
Utilities	73	1,478	0	1,551
Indonesia
Communication Services	0	184	0	184
Consumer Staples	108	11	0	119
Energy	75	70	0	145
Financials	165	0	0	165
Health Care	34	0	0	34
Materials	59	90	0	149
Utilities	0	10	0	10

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)	December 31, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Kuwait
Communication Services	$0	$50	$0	$50
Financials	0	306	0	306
Industrials	0	5	0	5
Real Estate	4	0	0	4
Malaysia
Communication Services	0	111	0	111
Consumer Discretionary	0	92	0	92
Consumer Staples	0	115	0	115
Financials	0	886	0	886
Health Care	11	234	0	245
Industrials	50	331	0	381
Materials	0	93	0	93
Utilities	0	448	0	448
Mexico
Communication Services	114	0	0	114
Consumer Staples	837	0	0	837
Industrials	151	0	0	151
Materials	328	0	0	328
Netherlands
Real Estate	49	0	0	49
Philippines
Communication Services	0	51	0	51
Consumer Staples	0	19	0	19
Financials	10	10	0	20
Industrials	92	0	0	92
Utilities	26	0	0	26
Poland
Communication Services	32	105	0	137
Financials	0	178	0	178
Information Technology	0	11	0	11
Materials	0	45	0	45
Utilities	115	83	0	198
Qatar
Communication Services	38	0	0	38
Energy	10	27	0	37
Financials	0	334	0	334
Industrials	0	87	0	87
Real Estate	0	43	0	43
Utilities	10	0	0	10
Republic of Korea
Industrials	0	37	0	37
Saudi Arabia
Communication Services	0	335	0	335
Consumer Discretionary	0	38	0	38
Consumer Staples	30	91	0	121
Energy	0	564	0	564
Financials	59	618	0	677
Health Care	25	0	0	25
Materials	263	293	0	556
Real Estate	0	37	0	37
Utilities	0	216	0	216
Singapore
Consumer Discretionary	0	258	0	258
South Africa
Communication Services	161	192	0	353
Consumer Discretionary	53	277	0	330
Consumer Staples	262	149	0	411
Energy	89	0	0	89
Financials	130	458	0	588
Health Care	109	0	0	109
Industrials	0	105	0	105
Materials	70	673	0	743
South Korea
Communication Services	0	635	0	635

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Consumer Discretionary	$3	$2,375	$0	$2,378
Consumer Staples	0	473	0	473
Energy	0	313	0	313
Financials	0	2,537	0	2,537
Industrials	0	1,497	0	1,497
Information Technology	0	937	0	937
Materials	0	712	0	712
Utilities	0	352	0	352
Taiwan
Communication Services	0	843	0	843
Consumer Discretionary	0	424	0	424
Consumer Staples	0	321	0	321
Energy	0	21	0	21
Financials	0	3,832	0	3,832
Industrials	0	1,472	0	1,472
Information Technology	38	12,191	0	12,229
Materials	0	651	0	651
Real Estate	0	104	0	104
Thailand
Communication Services	0	391	0	391
Consumer Discretionary	0	91	0	91
Consumer Staples	0	523	0	523
Energy	0	660	0	660
Financials	0	397	0	397
Health Care	0	217	0	217
Industrials	0	10	0	10
Information Technology	81	331	0	412
Materials	0	298	0	298
Real Estate	0	71	0	71
Utilities	0	158	0	158
Turkey
Communication Services	0	140	0	140
Consumer Discretionary	53	12	0	65
Consumer Staples	272	101	0	373
Financials	104	0	0	104
Industrials	54	109	0	163
Materials	70	0	0	70
Utilities	0	20	0	20
United Arab Emirates
Consumer Discretionary	0	60	0	60
Energy	62	0	0	62
Financials	145	246	0	391
Materials	0	16	0	16
Real Estate	0	403	0	403
Preferred Stocks
Brazil
Banking & Finance	0	324	0	324
Industrials	0	455	0	455
Utilities	0	1,049	0	1,049
Chile
Industrials	0	26	0	26
Real Estate Investment Trusts
India
Real Estate	0	10	0	10
South Africa
Real Estate	28	0	0	28

	$6,790	$90,668	$120	$97,578

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	7	0	0	7

Total Investments	$6,797	$90,668	$120	$97,585

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

20	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.3%

COMMON STOCKS 97.8%

AUSTRALIA 4.5%

COMMUNICATION SERVICES 0.2%

CAR Group Ltd.	7,802	$174

Nine Entertainment Co. Holdings Ltd.	13,656	10

REA Group Ltd.	1,191	171

SEEK Ltd.	7,049	98

		453

CONSUMER DISCRETIONARY 0.5%

ARB Corp. Ltd.	1,040	26

Aristocrat Leisure Ltd.	6,020	254

Breville Group Ltd.	4,784	105

Domino’s Pizza Enterprises Ltd.	2,600	47

Harvey Norman Holdings Ltd.	24,382	70

JB Hi-Fi Ltd.	2,814	161

Premier Investments Ltd.	1,941	39

Super Retail Group Ltd.	10,857	102

Wesfarmers Ltd.	12,501	552

		1,356

CONSUMER STAPLES 0.3%

Coles Group Ltd.	20,856	243

GrainCorp Ltd. ‘A’	20,759	94

Metcash Ltd.	55,653	107

Woolworths Group Ltd.	19,987	377

		821

ENERGY 0.1%

Ampol Ltd.	5,924	103

New Hope Corp. Ltd.	6,078	19

Viva Energy Group Ltd.	46,397	75

		197

FINANCIALS 1.6%

AMP Ltd.	143,270	140

ANZ Group Holdings Ltd.	21,859	385

ASX Ltd.	3,043	122

Bank of Queensland Ltd.	14,587	60

Bendigo & Adelaide Bank Ltd.	8,511	69

Commonwealth Bank of Australia	8,108	767

Insurance Australia Group Ltd.	44,627	234

Macquarie Group Ltd.	3,156	432

Magellan Financial Group Ltd.	4,435	31

Medibank Pvt Ltd.	101,953	239

National Australia Bank Ltd.	28,700	658

NIB Holdings Ltd.	13,081	44

Perpetual Ltd.	3,357	41

QBE Insurance Group Ltd.	17,604	209

Suncorp Group Ltd.	20,953	246

Westpac Banking Corp.	30,833	616

		4,293

HEALTH CARE 0.3%

Ansell Ltd.	7,146	149

Cochlear Ltd.	722	129

CSL Ltd.	1,908	333

Sigma Healthcare Ltd.	23,387	38

Sonic Healthcare Ltd.	9,687	162

		811

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.4%

ALS Ltd.	8,823	$82

Aurizon Holdings Ltd.	84,476	170

Brambles Ltd.	28,807	343

Computershare Ltd.	3,918	82

Downer EDI Ltd.	21,627	70

McMillan Shakespeare Ltd.	2,712	25

Monadelphous Group Ltd.	6,026	52

Reece Ltd.	5,340	74

Transurban Group	21,438	177

Worley Ltd.	3,311	28

		1,103

INFORMATION TECHNOLOGY 0.1%

WiseTech Global Ltd.	2,374	177

MATERIALS 0.8%

BHP Group Ltd.	12,991	317

BlueScope Steel Ltd.	8,646	100

Champion Iron Ltd.	5,453	19

Evolution Mining Ltd.	49,690	147

Fortescue Ltd.	35,915	404

IGO Ltd.	14,290	42

Iluka Resources Ltd.	14,193	44

Incitec Pivot Ltd.	71,729	130

Lynas Rare Earths Ltd. (a)	6,556	26

Northern Star Resources Ltd.	24,587	234

Orica Ltd.	5,646	58

Regis Resources Ltd. (a)	25,693	40

Rio Tinto Ltd.	6,412	465

Sandfire Resources Ltd. (a)	6,557	38

Sims Ltd.	12,013	88

		2,152

REAL ESTATE 0.0%

Lendlease Corp. Ltd.	15,597	60

UTILITIES 0.2%

AGL Energy Ltd.	25,303	176

APA Group	14,581	63

Origin Energy Ltd.	28,613	193

		432

Total Australia		11,855

AUSTRIA 0.2%

ENERGY 0.0%

OMV AG	1,614	63

FINANCIALS 0.1%

Erste Group Bank AG	1,985	123

UNIQA Insurance Group AG	10,183	82

		205

INDUSTRIALS 0.0%

Andritz AG	1,692	86

MATERIALS 0.1%

voestalpine AG	5,006	95

REAL ESTATE 0.0%

CA Immobilien Anlagen AG	3,194	77

	SHARES	MARKET VALUE (000S)
UTILITIES 0.0%

Verbund AG	816	$59

Total Austria		585

BELGIUM 0.6%

COMMUNICATION SERVICES 0.0%

Proximus SADP	8,067	42

CONSUMER DISCRETIONARY 0.0%

D’ieteren Group	347	58

CONSUMER STAPLES 0.1%

Colruyt Group NV	3,267	123

Lotus Bakeries NV	5	56

		179

FINANCIALS 0.1%

Ageas SA	1,151	56

Gimv NV	1,119	46

KBC Group NV	1,264	98

		200

HEALTH CARE 0.3%

UCB SA	4,114	819

INDUSTRIALS 0.1%

Ackermans & Van Haaren NV	443	87

Deme Group NV	188	27

		114

MATERIALS 0.0%

Solvay SA	2,437	79

UTILITIES 0.0%

Elia Group SA	1,054	81

Total Belgium		1,572

CANADA 7.5%

COMMUNICATION SERVICES 0.3%

BCE, Inc.	18,660	433

Cogeco Communications, Inc.	1,004	47

Quebecor, Inc. ‘B’	3,854	84

TELUS Corp.	10,415	141

		705

CONSUMER DISCRETIONARY 0.7%

BRP, Inc.	969	50

Canadian Tire Corp. Ltd. ‘A’	2,414	254

Dollarama, Inc.	5,564	543

Gildan Activewear, Inc.	4,404	207

Linamar Corp.	1,161	46

Lululemon Athletica, Inc. (a)	432	165

Magna International, Inc.	13,930	582

Restaurant Brands International, Inc.	2,210	144

		1,991

CONSUMER STAPLES 0.9%

Alimentation Couche-Tard, Inc.	10,799	599

Empire Co. Ltd. ‘A’	8,073	246

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	21

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

George Weston Ltd.	1,979	$308

Loblaw Cos., Ltd.	4,453	586

Maple Leaf Foods, Inc.	2,475	35

Metro, Inc.	4,869	305

North West Co., Inc.	2,570	88

Premium Brands Holdings Corp.	960	53

Saputo, Inc.	5,788	101

		2,321

ENERGY 1.1%

ARC Resources Ltd.	6,518	118

Birchcliff Energy Ltd.	10,992	41

Cenovus Energy, Inc.	6,954	105

Enbridge, Inc.	18,488	785

Gibson Energy, Inc.	6,747	115

Imperial Oil Ltd.	6,557	404

Parex Resources, Inc.	4,349	44

Pembina Pipeline Corp.	1,966	73

Peyto Exploration & Development Corp.	8,301	99

Precision Drilling Corp. (a)	1,157	71

Secure Energy Services, Inc.	3,363	38

Suncor Energy, Inc.	15,247	544

TC Energy Corp.	8,789	410

Veren, Inc.	16,298	84

Vermilion Energy, Inc.	2,900	27

		2,958

FINANCIALS 2.0%

Bank of Nova Scotia	7,500	403

Brookfield Asset Management Ltd. ‘A’	5,825	316

Brookfield Corp.	12,356	710

Brookfield Wealth Solutions Ltd.	2,630	151

Canadian Imperial Bank of Commerce	6,992	442

CI Financial Corp.	10,849	234

Fairfax Financial Holdings Ltd.	412	573

Great-West Lifeco, Inc. (b)	3,516	117

IGM Financial, Inc.	2,516	80

Intact Financial Corp.	2,204	401

Manulife Financial Corp.	16,880	519

National Bank of Canada	3,372	307

Onex Corp.	1,349	105

Power Corp. of Canada	7,362	230

Royal Bank of Canada	5,855	706

TMX Group Ltd.	3,088	95

		5,389

HEALTH CARE 0.0%

Bausch Health Cos., Inc. (a)	3,600	29

INDUSTRIALS 0.9%

Aecon Group, Inc.	6,517	123

Canadian National Railway Co.	2,344	238

Canadian Pacific Kansas City Ltd.	809	59

Finning International, Inc.	5,457	145

GFL Environmental, Inc.	2,840	127

Russel Metals, Inc.	3,238	95

TFI International, Inc.	1,252	169

Thomson Reuters Corp.	3,550	570

Toromont Industries Ltd.	2,319	183

Waste Connections, Inc.	2,791	479

	SHARES	MARKET VALUE (000S)

Westshore Terminals Investment Corp.	5,171	$81

		2,269

INFORMATION TECHNOLOGY 0.4%

Canadian Solar, Inc. (a)	975	11

Celestica, Inc. (a)	2,229	205

CGI, Inc.	5,256	575

Constellation Software, Inc. (b)	84	260

Descartes Systems Group, Inc. (a)	376	43

		1,094

MATERIALS 0.8%

Alamos Gold, Inc.’A’	5,116	94

CCL Industries, Inc. ‘B’	737	38

Centerra Gold, Inc.	4,148	24

Eldorado Gold Corp. (a)	15,308	228

First Quantum Minerals Ltd.	7,133	92

Franco-Nevada Corp.	1,854	218

Hudbay Minerals, Inc.	3,701	30

IAMGOLD Corp. (a)	5,442	28

Interfor Corp. (a)	3,576	42

Ivanhoe Mines Ltd. ‘A’ (a)(b)	4,223	50

Kinross Gold Corp.	7,457	69

Lundin Mining Corp.	6,115	53

Methanex Corp.	3,722	186

Pan American Silver Corp.	4,607	93

Stella-Jones, Inc. (b)	737	36

Teck Resources Ltd. ‘B’	3,122	127

Transcontinental, Inc. ‘A’	5,151	66

West Fraser Timber Co. Ltd.	2,275	197

Wheaton Precious Metals Corp.	7,437	419

		2,090

REAL ESTATE 0.1%

Colliers International Group, Inc.	734	100

FirstService Corp.	857	155

		255

UTILITIES 0.3%

Atco Ltd. ‘I’	4,063	134

Canadian Utilities Ltd. ‘A’	2,762	67

Emera, Inc.	3,151	118

Fortis, Inc.	1,013	42

Hydro One Ltd.	7,971	246

Northland Power, Inc.	3,774	47

Superior Plus Corp.	7,916	35

TransAlta Corp.	1,900	27

		716

Total Canada		19,817

CHILE 0.1%

MATERIALS 0.1%

Antofagasta PLC	10,312	204

Total Chile		204

DENMARK 1.8%

CONSUMER DISCRETIONARY 0.1%

GN Store Nord AS	2,022	38

Pandora AS	1,249	228

		266

	SHARES	MARKET VALUE (000S)
CONSUMER STAPLES 0.1%

Carlsberg AS ‘B’	1,763	$169

Royal Unibrew AS	1,160	82

Scandinavian Tobacco Group AS ‘A’	4,691	62

		313

FINANCIALS 0.1%

Danske Bank AS	7,274	206

Sydbank AS	2,710	143

		349

HEALTH CARE 0.8%

Ascendis Pharma AS (a)	375	52

Coloplast AS ‘B’	2,448	268

Demant AS (a)	2,123	78

H Lundbeck AS	4,251	25

Novo Nordisk AS ‘B’	21,455	1,851

		2,274

INDUSTRIALS 0.4%

AP Moller - Maersk AS ‘B’	262	436

DSV AS	1,814	386

ISS AS	4,596	84

Rockwool AS ‘B’	156	56

		962

MATERIALS 0.2%

Novozymes AS ‘B’	8,152	462

UTILITIES 0.1%

Orsted AS	4,404	199

Total Denmark		4,825

FINLAND 1.2%

COMMUNICATION SERVICES 0.0%

Elisa Oyj	2,403	104

CONSUMER DISCRETIONARY 0.0%

Nokian Renkaat Oyj	3,569	27

CONSUMER STAPLES 0.1%

Kesko Oyj ‘B’	8,676	164

ENERGY 0.0%

Neste Oyj	6,503	82

FINANCIALS 0.3%

Mandatum Oyj	12,355	57

Sampo Oyj ‘A’	13,544	553

Sampo OYJ ‘A’ (a)	2,304	94

		704

HEALTH CARE 0.1%

Orion Oyj ‘B’	4,448	197

INDUSTRIALS 0.4%

Cargotec Oyj	1,815	96

Kone Oyj ‘B’	8,803	429

Konecranes Oyj	770	49

22	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)

Metso Oyj	8,480	$79

Wartsila Oyj Abp	19,971	354

		1,007

INFORMATION TECHNOLOGY 0.1%

Nokia Oyj	29,312	130

TietoEVRY Oyj	7,050	124

		254

MATERIALS 0.1%

Kemira Oyj	5,354	108

Outokumpu Oyj	19,703	59

Stora Enso Oyj ‘R’	10,228	103

UPM-Kymmene Oyj	2,309	64

		334

REAL ESTATE 0.0%

Citycon Oyj	11,059	37

Kojamo Oyj	4,916	48

		85

UTILITIES 0.1%

Fortum Oyj	23,880	335

Total Finland		3,293

FRANCE 6.6%

COMMUNICATION SERVICES 0.9%

Eutelsat Communications SACA	15,218	36

Louis Hachette Group (a)	12,129	19

Metropole Television SA	4,382	51

Orange SA	134,225	1,339

Publicis Groupe SA	6,622	705

Television Francaise SA	6,220	47

Ubisoft Entertainment SA (a)	3,476	47

Vivendi SE	22,509	60

		2,304

CONSUMER DISCRETIONARY 0.7%

Accor SA	1,370	67

Cie Generale des Etablissements Michelin SCA	5,219	172

Forvia SE	4,625	41

Hermes International SCA	193	463

Kering SA	574	142

La Francaise des Jeux SACA	695	27

LVMH Moet Hennessy Louis Vuitton SE	326	214

Renault SA	10,016	488

SEB SA	869	78

Sodexo SA	1,039	86

Valeo SE	8,374	80

		1,858

CONSUMER STAPLES 0.8%

Carrefour SA	41,946	597

Danone SA	18,043	1,219

L’Oreal SA	544	193

Pernod Ricard SA	1,842	208

Remy Cointreau SA	288	18

		2,235

	SHARES	MARKET VALUE (000S)
ENERGY 0.1%

Technip Energies NV	2,088	$56

TotalEnergies SE	4,895	273

		329

FINANCIALS 0.6%

Amundi SA	371	25

AXA SA	17,083	608

SCOR SE	7,854	192

Societe Generale SA	23,561	661

		1,486

HEALTH CARE 1.2%

BioMerieux	820	88

EssilorLuxottica SA	2,766	675

Sanofi SA	23,554	2,289

Sartorius Stedim Biotech	288	56

		3,108

INDUSTRIALS 2.0%

Airbus SE	1,693	271

Alstom SA	2,175	49

Bouygues SA	6,906	204

Bureau Veritas SA	7,726	235

Cie de L’Odet SE	74	121

Cie de Saint-Gobain SA	5,138	457

Elis SA	5,353	105

Legrand SA	1,217	118

Nexans SA	1,537	166

Rexel SA	16,510	420

Safran SA	4,678	1,025

Schneider Electric SE	4,302	1,071

Societe BIC SA	1,548	102

Thales SA	2,790	401

Vinci SA	4,969	512

		5,257

INFORMATION TECHNOLOGY 0.0%

Sopra Steria Group	702	124

MATERIALS 0.2%

Air Liquide SA	1,904	310

Eramet SA	348	19

Vicat SACA	2,226	84

		413

UTILITIES 0.1%

Engie SA	17,592	279

Rubis SCA	1,528	38

		317

Total France		17,431

GERMANY 5.7%

COMMUNICATION SERVICES 0.6%

Deutsche Telekom AG	42,893	1,285

Freenet AG	6,658	190

ProSiebenSat.1 Media SE	7,378	38

Scout24 SE	1,313	116

		1,629

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.7%

Adidas AG	2,176	$535

Bayerische Motoren Werke AG	6,120	501

Continental AG	4,413	297

Delivery Hero SE (a)	1,063	30

Fielmann Group AG	1,446	62

Hornbach Holding AG & Co. KGaA	1,163	87

Hugo Boss AG	3,091	142

Mercedes-Benz Group AG	3,348	187

TUI AG (a)	4,582	40

Zalando SE (a)	1,089	36

		1,917

CONSUMER STAPLES 0.1%

Beiersdorf AG	1,287	165

KWS Saat SE & Co. KGaA	2,128	130

Suedzucker AG	5,169	56

		351

FINANCIALS 1.2%

Allianz SE	2,614	804

Commerzbank AG	25,074	412

Deutsche Bank AG	30,413	525

Deutsche Boerse AG	1,599	368

Deutsche Pfandbriefbank AG	12,021	60

Hannover Rueck SE	707	177

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,277	644

Talanx AG (a)	2,127	181

		3,171

HEALTH CARE 0.5%

BioNTech SE (a)	680	78

Fresenius Medical Care AG	8,246	375

Fresenius SE & Co. KGaA	7,078	246

Gerresheimer AG	955	70

Merck KGaA	2,301	335

Siemens Healthineers AG	2,570	136

		1,240

INDUSTRIALS 0.9%

Bilfinger SE	2,559	122

Daimler Truck Holding AG	848	32

Deutsche Lufthansa AG	12,547	81

Deutsche Post AG	15,106	533

Duerr AG	785	17

Hapag-Lloyd AG	490	79

Hochtief AG	571	77

KION Group AG	924	31

Knorr-Bremse AG	1,169	85

Krones AG	1,104	137

MTU Aero Engines AG	957	320

Nordex SE (a)	2,306	27

Rational AG	88	75

Rheinmetall AG	509	325

Siemens AG	1,647	321

		2,262

INFORMATION TECHNOLOGY 0.9%

SAP SE	10,251	2,521

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	23

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)
MATERIALS 0.4%

BASF SE	7,113	$312

Evonik Industries AG	1,826	32

Heidelberg Materials AG	1,099	136

K&S AG	13,466	146

Lanxess AG	1,164	28

Salzgitter AG	4,392	72

Symrise AG	2,527	269

thyssenkrupp AG	10,145	41

		1,036

REAL ESTATE 0.4%

LEG Immobilien SE	3,480	295

TAG Immobilien AG (a)	5,409	80

Vonovia SE	23,206	707

		1,082

Total Germany		15,209

HONG KONG 1.5%

COMMUNICATION SERVICES 0.1%

HKBN Ltd.	71,000	47

HKT Trust & HKT Ltd.	98,000	121

PCCW Ltd.	275,295	160

		328

CONSUMER DISCRETIONARY 0.1%

Bosideng International Holdings Ltd.	184,000	91

Chow Tai Fook Jewellery Group Ltd.	55,600	48

Galaxy Entertainment Group Ltd.	13,000	55

Man Wah Holdings Ltd.	36,800	22

Skyworth Group Ltd.	168,000	68

		284

CONSUMER STAPLES 0.1%

WH Group Ltd.	173,000	133

FINANCIALS 0.3%

Futu Holdings Ltd.	1,593	127

Hang Seng Bank Ltd.	3,800	47

Hong Kong Exchanges & Clearing Ltd.	11,200	419

Prudential PLC	18,926	150

		743

INDUSTRIALS 0.3%

Cathay Pacific Airways Ltd.	34,000	42

CK Hutchison Holdings Ltd.	41,500	221

Jardine Matheson Holdings Ltd.	3,400	139

MTR Corp. Ltd.	45,000	156

Pacific Basin Shipping Ltd.	145,000	31

Swire Pacific Ltd. ‘A’	17,000	154

Techtronic Industries Co. Ltd.	7,000	92

Xinyi Glass Holdings Ltd.	40,000	40

		875

INFORMATION TECHNOLOGY 0.1%

Cowell e Holdings, Inc. (a)	35,000	127

Kingboard Holdings Ltd.	22,700	55

Kingboard Laminates Holdings Ltd.	48,000	44

		226

	SHARES	MARKET VALUE (000S)
REAL ESTATE 0.3%

CK Asset Holdings Ltd.	39,500	$161

Hongkong Land Holdings Ltd.	40,200	179

New World Development Co. Ltd.	44,000	29

Sino Land Co. Ltd.	10,000	10

Sun Hung Kai Properties Ltd.	33,000	314

Wharf Holdings Ltd.	37,000	104

		797

UTILITIES 0.2%

China Gas Holdings Ltd.	18,200	16

CK Infrastructure Holdings Ltd.	4,000	30

CLP Holdings Ltd.	17,600	147

HK Electric Investments & HK Electric Investments Ltd.	65,500	45

Hong Kong & China Gas Co. Ltd.	83,972	67

Power Assets Holdings Ltd.	23,000	160

		465

Total Hong Kong		3,851

IRELAND 1.0%

CONSUMER STAPLES 0.1%

Glanbia PLC	9,175	127

Kerry Group PLC ‘A’	2,551	246

		373

FINANCIALS 0.0%

Bank of Ireland Group PLC	2,962	27

HEALTH CARE 0.0%

ICON PLC (a)	104	22

INDUSTRIALS 0.8%

AerCap Holdings NV	1,732	166

Allegion PLC	1,029	134

Experian PLC	13,847	595

Grafton Group PLC	6,740	81

Kingspan Group PLC	1,711	124

Trane Technologies PLC	2,431	898

		1,998

MATERIALS 0.1%

James Hardie Industries PLC (a)	11,262	347

Total Ireland		2,767

ISRAEL 1.2%

COMMUNICATION SERVICES 0.0%

Bezeq The Israeli Telecommunication Corp. Ltd.	58,913	84

CONSUMER STAPLES 0.0%

Strauss Group Ltd.	2,662	50

ENERGY 0.0%

Delek Group Ltd.	320	42

Oil Refineries Ltd.	195,993	51

Paz Oil Co. Ltd.	263	32

		125

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.4%

Bank Hapoalim BM	20,782	$251

Bank Leumi Le-Israel BM	27,133	323

Harel Insurance Investments & Financial Services Ltd.	7,700	106

Israel Discount Bank Ltd. ‘A’	22,740	155

Mizrahi Tefahot Bank Ltd.	3,046	132

Plus500 Ltd.	2,828	96

		1,063

HEALTH CARE 0.1%

Teva Pharmaceutical Industries Ltd. SP ADR (a)	12,791	282

INDUSTRIALS 0.2%

Elbit Systems Ltd.	250	65

Hilan Ltd.	2,329	139

ZIM Integrated Shipping Services Ltd.	10,335	222

		426

INFORMATION TECHNOLOGY 0.3%

Check Point Software Technologies Ltd. (a)	1,574	294

CyberArk Software Ltd. (a)	312	104

Monday.com Ltd. (a)	244	57

Nice Ltd. (a)	516	88

Wix.com Ltd. (a)	780	167

		710

MATERIALS 0.1%

ICL Group Ltd.	28,279	140

REAL ESTATE 0.1%

Azrieli Group Ltd.	393	33

Big Shopping Centers Ltd. (a)	817	121

Melisron Ltd.	1,486	132

YH Dimri Construction & Development Ltd.	847	84

		370

Total Israel		3,250

ITALY 2.9%

COMMUNICATION SERVICES 0.2%

Infrastrutture Wireless Italiane SpA	8,109	82

MFE-MediaForEurope NV ‘A’	14,175	44

MFE-MediaForEurope NV ‘B’	4,975	21

Telecom Italia SpA (a)	1,047,570	268

		415

CONSUMER DISCRETIONARY 0.3%

Brembo NV	7,188	68

Ferrari NV	1,333	569

Moncler SpA	3,309	174

		811

ENERGY 0.2%

Eni SpA	32,000	438

Saipem SpA	9,690	25

		463

24	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)
FINANCIALS 1.6%

Anima Holding SpA	17,563	$121

Azimut Holding SpA	6,212	155

Banca Generali SpA	1,930	90

Banca IFIS SpA	6,705	147

Banca Mediolanum SpA	6,472	77

Banca Monte dei Paschi di Siena SpA	12,904	91

Banca Popolare di Sondrio SpA	27,124	229

Banco BPM SpA	38,690	313

BPER Banca SpA	76,915	491

FinecoBank Banca Fineco SpA	9,883	173

Generali	20,856	590

Intesa Sanpaolo SpA	153,071	614

Mediobanca SpA	2,791	41

UniCredit SpA	18,795	753

Unipol Gruppo SpA	28,256	353

		4,238

HEALTH CARE 0.1%

DiaSorin SpA	819	84

Recordati Industria Chimica e Farmaceutica SpA	2,899	152

		236

INDUSTRIALS 0.3%

Enav SpA	13,910	59

Iveco Group NV	10,499	102

Leonardo SpA	17,857	480

Prysmian SpA	1,429	91

		732

MATERIALS 0.0%

Buzzi SpA	2,410	89

UTILITIES 0.2%

Enel SpA	42,800	305

Iren SpA	28,906	58

Snam SpA	23,117	103

Terna - Rete Elettrica Nazionale	22,670	179

		645

Total Italy		7,629

JAPAN 24.1%

COMMUNICATION SERVICES 2.3%

Capcom Co. Ltd.	13,700	298

CyberAgent, Inc.	7,900	54

DeNA Co. Ltd.	1,500	29

Fuji Media Holdings, Inc.	9,700	106

GungHo Online Entertainment, Inc. (a)	3,600	76

Hakuhodo DY Holdings, Inc.	3,700	28

Internet Initiative Japan, Inc.	4,900	92

Kadokawa Corp.	900	18

Kakaku.com, Inc.	1,900	29

KDDI Corp.	29,600	943

Koei Tecmo Holdings Co. Ltd.	700	8

Konami Group Corp.	800	75

Nexon Co. Ltd.	3,000	45

Nintendo Co. Ltd.	28,300	1,648

Nippon Telegraph & Telephone Corp.	1,053,800	1,053

Nippon Television Holdings, Inc.	8,600	149

	SHARES	MARKET VALUE (000S)

Softbank Corp.	549,700	$694

SoftBank Group Corp.	10,100	577

Square Enix Holdings Co. Ltd.	1,900	74

Toho Co. Ltd.	900	35

		6,031

CONSUMER DISCRETIONARY 3.6%

Adastria Co. Ltd.	3,700	81

Aisin Corp.	20,300	227

Arata Corp.	200	4

Asics Corp.	16,200	316

ASKUL Corp.	1,100	12

Bandai Namco Holdings, Inc.	4,900	117

Bridgestone Corp.	9,800	329

DCM Holdings Co. Ltd.	14,100	128

EDION Corp.	9,200	105

Exedy Corp.	5,500	153

Fast Retailing Co. Ltd.	1,800	607

Food & Life Cos., Ltd.	1,800	38

Geo Holdings Corp.	3,500	36

Goldwin, Inc.	500	28

Haseko Corp.	3,000	39

Heiwa Corp.	700	11

Honda Motor Co. Ltd.	49,200	468

Iida Group Holdings Co. Ltd.	5,300	80

Isetan Mitsukoshi Holdings Ltd.	12,100	208

Isuzu Motors Ltd.	17,900	243

J Front Retailing Co. Ltd.	7,400	99

JTEKT Corp.	11,400	84

JVC Kenwood Corp.	6,100	67

K’s Holdings Corp.	13,500	120

Kohnan Shoji Co. Ltd.	4,700	107

Koito Manufacturing Co. Ltd.	4,900	62

Mazda Motor Corp.	23,700	162

McDonald’s Holdings Co. Japan Ltd.	5,100	200

Mitsubishi Motors Corp.	13,600	45

Mizuno Corp.	400	23

NHK Spring Co. Ltd.	9,400	118

Nikon Corp.	10,100	104

Nishimatsuya Chain Co. Ltd.	5,600	83

Nissan Motor Co. Ltd.	81,800	248

Nitori Holdings Co. Ltd.	1,700	201

NOK Corp.	9,200	143

Oriental Land Co. Ltd.	1,300	28

Paltac Corp.	100	3

Pan Pacific International Holdings Corp.	6,600	179

Rakuten, Inc. (a)	15,700	85

Resorttrust, Inc.	900	18

Rinnai Corp.	300	6

Ryohin Keikaku Co. Ltd.	5,200	118

Saizeriya Co. Ltd.	4,300	145

Sangetsu Corp.	900	17

Sankyo Co. Ltd.	13,300	179

Sega Sammy Holdings, Inc.	5,400	105

Sekisui House Ltd.	7,600	181

Shimamura Co. Ltd.	1,600	89

Shimano, Inc.	1,300	175

Skylark Holdings Co. Ltd.	4,700	73

Sony Group Corp.	13,800	291

Stanley Electric Co. Ltd.	3,300	54

Sumitomo Electric Industries Ltd.	23,600	422

Sumitomo Forestry Co. Ltd.	5,300	176

Sumitomo Rubber Industries Ltd.	10,300	116

Suzuki Motor Corp.	33,000	370

	SHARES	MARKET VALUE (000S)

Takashimaya Co. Ltd.	17,800	$142

Tokai Rika Co. Ltd.	4,800	69

Tomy Co. Ltd.	5,500	157

Toyo Tire Corp.	3,300	51

Toyoda Gosei Co. Ltd.	5,200	91

Toyota Boshoku Corp.	5,900	76

Toyota Motor Corp.	18,500	361

TS Tech Co. Ltd.	5,400	61

USS Co. Ltd.	10,600	92

Yamada Holdings Co. Ltd.	38,800	111

Yamaha Corp.	2,100	15

Yamaha Motor Co. Ltd.	12,100	107

Zensho Holdings Co. Ltd.	3,400	193

ZOZO, Inc.	2,500	77

		9,529

CONSUMER STAPLES 2.3%

Aeon Co. Ltd.	14,600	342

Ain Holdings, Inc.	100	3

Ajinomoto Co., Inc.	12,200	497

Calbee, Inc.	4,400	88

Coca-Cola Bottlers Japan Holdings, Inc.	4,900	77

Daikokutenbussan Co. Ltd.	800	49

Earth Corp.	100	4

Fuji Oil Holdings, Inc.	6,000	135

H2O Retailing Corp.	3,900	57

House Foods Group, Inc.	4,200	77

Itoham Yonekyu Holdings, Inc.	3,720	93

Japan Tobacco, Inc.	31,800	816

Kagome Co. Ltd.	4,100	77

Kao Corp.	11,100	449

Kewpie Corp.	5,900	125

Kikkoman Corp.	4,100	46

Kirin Holdings Co. Ltd.	19,400	252

Kobe Bussan Co. Ltd.	5,200	114

Kusuri No. Aoki Holdings Co. Ltd.	900	19

Lion Corp.	2,300	26

Maruha Nichiro Corp.	4,500	87

MatsukiyoCocokara & Co.	3,600	52

MEIJI Holdings Co. Ltd.	5,600	114

Mitsubishi Shokuhin Co. Ltd.	3,600	114

Morinaga & Co. Ltd.	8,200	141

Morinaga Milk Industry Co. Ltd.	1,600	30

NH Foods Ltd.	4,300	139

Nichirei Corp.	1,900	50

Nippn Corp.	5,600	78

Nisshin Oillio Group Ltd.	4,100	134

Nisshin Seifun Group, Inc.	5,600	65

Nissin Foods Holdings Co. Ltd.	3,400	82

Pigeon Corp.	1,200	11

Rohto Pharmaceutical Co. Ltd.	4,800	87

Sakata Seed Corp.	200	4

Sapporo Holdings Ltd.	1,500	79

Seven & i Holdings Co. Ltd.	55,100	864

Sugi Holdings Co. Ltd.	600	9

Sundrug Co. Ltd.	3,400	86

Suntory Beverage & Food Ltd.	4,600	146

Toyo Suisan Kaisha Ltd.	1,500	102

Tsuruha Holdings, Inc.	600	33

Unicharm Corp.	8,700	72

United Super Markets Holdings, Inc.	9,600	46

Yakult Honsha Co. Ltd.	1,100	21

Yamazaki Baking Co. Ltd.	5,500	102

		6,094

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	25

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)
ENERGY 0.5%

Cosmo Energy Holdings Co. Ltd.	4,900	$216

ENEOS Holdings, Inc.	102,800	539

Idemitsu Kosan Co. Ltd.	43,260	285

Inpex Corp.	22,100	278

Iwatani Corp.	2,900	33

Japan Petroleum Exploration Co. Ltd.	3,100	23

		1,374

FINANCIALS 3.2%

Credit Saison Co. Ltd.	1,000	23

Dai-ichi Life Holdings, Inc.	19,000	506

Daiwa Securities Group, Inc.	23,500	155

Hirogin Holdings, Inc.	4,300	32

Hokuhoku Financial Group, Inc.	11,500	140

Hyakujushi Bank Ltd.	5,700	118

Iyogin Holdings, Inc.	4,000	39

JAFCO Group Co. Ltd.	900	12

Japan Exchange Group, Inc.	3,900	43

Japan Post Bank Co. Ltd.	41,400	391

Japan Post Holdings Co. Ltd.	57,800	544

Japan Post Insurance Co. Ltd.	6,000	110

Mebuki Financial Group, Inc.	6,400	26

Mitsubishi UFJ Financial Group, Inc.	90,300	1,054

Mizuho Financial Group, Inc.	52,800	1,289

MS&AD Insurance Group Holdings, Inc.	39,500	853

Nanto Bank Ltd.	5,600	114

Nishi-Nippon Financial Holdings, Inc.	13,100	167

Nomura Holdings, Inc.	32,500	189

ORIX Corp.	6,500	140

Rakuten Bank Ltd. (a)	1,000	28

Resona Holdings, Inc.	11,800	85

Senshu Ikeda Holdings, Inc.	57,200	143

Seven Bank Ltd.	47,100	93

Sompo Holdings, Inc.	7,900	205

Sumitomo Mitsui Financial Group, Inc.	34,200	821

Sumitomo Mitsui Trust Holdings, Inc.	3,100	72

T&D Holdings, Inc.	1,500	28

Tokio Marine Holdings, Inc.	27,700	994

Zenkoku Hosho Co. Ltd.	200	7

		8,421

HEALTH CARE 1.9%

Alfresa Holdings Corp.	8,500	116

Astellas Pharma, Inc.	27,000	262

Chugai Pharmaceutical Co. Ltd.	15,000	661

Daiichi Sankyo Co. Ltd.	19,200	525

Eisai Co. Ltd.	2,600	71

Fukuda Denshi Co. Ltd.	800	37

H.U. Group Holdings, Inc.	4,300	70

Hoya Corp.	4,300	534

Kaken Pharmaceutical Co. Ltd.	4,000	114

Kyowa Kirin Co. Ltd.	1,400	21

M3, Inc.	800	7

Medipal Holdings Corp.	9,100	137

Nihon Kohden Corp.	1,600	22

Olympus Corp.	18,400	275

Otsuka Holdings Co. Ltd.	3,200	174

Santen Pharmaceutical Co. Ltd.	9,200	94

Sawai Group Holdings Co. Ltd.	1,800	25

	SHARES	MARKET VALUE (000S)

Shionogi & Co. Ltd.	16,000	$224

Suzuken Co. Ltd.	4,200	126

Sysmex Corp.	2,800	51

Takeda Pharmaceutical Co. Ltd.	30,041	795

Terumo Corp.	18,600	359

Toho Holdings Co. Ltd.	5,200	140

Tsumura & Co.	4,100	122

		4,962

INDUSTRIALS 5.3%

AGC, Inc.	3,100	91

ANA Holdings, Inc.	1,300	24

Central Glass Co. Ltd.	4,400	92

Central Japan Railway Co.	7,400	139

COMSYS Holdings Corp.	4,600	94

Dai Nippon Printing Co. Ltd.	12,800	179

Daikin Industries Ltd.	1,300	152

DMG Mori Co. Ltd.	6,000	95

East Japan Railway Co.	13,800	244

Ebara Corp.	3,500	54

EXEO Group, Inc.	9,400	103

FANUC Corp.	7,700	201

Fuji Electric Co. Ltd.	1,000	53

Fujikura Ltd.	11,000	449

Fujitec Co. Ltd.	4,400	170

Furukawa Electric Co. Ltd.	3,600	149

Glory Ltd.	1,200	20

Hanwa Co. Ltd.	4,100	129

Harmonic Drive Systems, Inc.	500	10

Hazama Ando Corp.	8,900	67

Hino Motors Ltd. (a)	19,900	71

Hitachi Ltd.	72,200	1,768

Hitachi Zosen Corp.	15,300	95

Hoshizaki Corp.	200	8

IHI Corp.	2,900	169

ITOCHU Corp.	12,200	600

Japan Steel Works Ltd.	700	25

Kajima Corp.	6,600	120

Kamigumi Co. Ltd.	4,400	95

Kandenko Co. Ltd.	11,800	172

Kawasaki Heavy Industries Ltd.	5,000	228

Keihan Holdings Co. Ltd.	600	13

Kinden Corp.	5,600	107

Kintetsu Group Holdings Co. Ltd. ‘L’	4,200	88

Komatsu Ltd.	4,500	123

Kurita Water Industries Ltd.	800	28

Kyushu Railway Co.	3,500	85

Lixil Corp.	4,700	51

Marubeni Corp.	20,500	308

MEITEC Group Holdings, Inc.	4,000	75

MIRAIT ONE Corp.	5,100	74

Mitsubishi Electric Corp.	15,200	257

Mitsubishi Heavy Industries Ltd.	103,400	1,442

Mitsui OSK Lines Ltd.	5,900	205

MonotaRO Co. Ltd.	5,300	90

Nagase & Co. Ltd.	5,300	108

Nagoya Railroad Co. Ltd.	3,100	34

Nankai Electric Railway Co. Ltd.	4,500	71

Nidec Corp.	5,700	102

Nippon Yusen KK	10,900	363

Nisshinbo Holdings, Inc.	13,900	79

NSK Ltd.	21,800	94

Obayashi Corp.	15,200	200

Penta-Ocean Construction Co. Ltd.	10,700	44

	SHARES	MARKET VALUE (000S)

Persol Holdings Co. Ltd.	44,400	$66

Recruit Holdings Co. Ltd.	15,900	1,105

Sakai Moving Service Co. Ltd.	5,400	84

Sanwa Holdings Corp.	4,100	113

Secom Co. Ltd.	6,100	207

Seibu Holdings, Inc.	2,500	51

Seino Holdings Co. Ltd.	3,900	59

Sekisui Chemical Co. Ltd.	3,900	67

Senko Group Holdings Co. Ltd.	10,400	98

SG Holdings Co. Ltd.	4,400	42

Shibaura Machine Co. Ltd.	4,200	95

Shinmaywa Industries Ltd.	9,300	82

SHO-BOND Holdings Co. Ltd.	200	7

SMC Corp.	100	39

Sohgo Security Services Co. Ltd.	13,500	92

Sojitz Corp.	7,740	158

Sotetsu Holdings, Inc.	4,600	73

Sumitomo Heavy Industries Ltd.	1,900	39

Taikisha Ltd.	4,200	133

Taisei Corp.	5,700	239

Takeuchi Manufacturing Co. Ltd.	4,500	141

TechnoPro Holdings, Inc.	3,900	73

Tobu Railway Co. Ltd.	3,400	55

Tokyu Corp.	11,500	123

TOPPAN Holdings, Inc.	7,500	199

TOTO Ltd.	900	22

Toyota Tsusho Corp.	22,000	389

West Japan Railway Co.	4,800	85

Yamato Holdings Co. Ltd.	3,700	42

Yaskawa Electric Corp.	3,600	92

Yuasa Trading Co. Ltd.	4,100	115

		14,092

INFORMATION TECHNOLOGY 2.6%

Advantest Corp.	10,700	608

Alps Alpine Co. Ltd.	13,100	132

Azbil Corp.	2,900	22

BIPROGY, Inc.	4,000	120

Brother Industries Ltd.	4,600	78

Canon Marketing Japan, Inc.	3,700	121

Canon, Inc.	8,200	266

Citizen Watch Co. Ltd.	19,600	115

Daiwabo Holdings Co. Ltd.	5,200	101

Dexerials Corp.	4,300	66

Disco Corp.	1,600	424

DTS Corp.	4,500	119

Fuji Soft, Inc.	700	44

FUJIFILM Holdings Corp.	20,300	420

Fujitsu Ltd.	37,500	659

Horiba Ltd.	100	6

Hosiden Corp.	5,700	83

Keyence Corp.	100	41

Kokusai Electric Corp.	2,800	37

Konica Minolta, Inc.	35,700	148

Maxell Ltd.	5,600	66

Murata Manufacturing Co. Ltd.	14,600	232

NEC Corp.	8,900	762

NET One Systems Co. Ltd.	1,900	54

Nippon Electric Glass Co. Ltd.	5,700	121

Nomura Research Institute Ltd.	6,200	182

NS Solutions Corp.	1,100	28

NTT Data Group Corp.	1,700	32

Obic Co. Ltd.	3,600	107

Omron Corp.	2,900	98

26	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)

Oracle Corp. Japan	400	$38

Otsuka Corp.	8,100	185

Renesas Electronics Corp.	300	4

Ricoh Co. Ltd.	23,500	267

Sanken Electric Co. Ltd.	500	18

SCSK Corp.	3,200	67

Seiko Epson Corp.	5,400	97

Shimadzu Corp.	1,200	34

TDK Corp.	16,400	211

TIS, Inc.	3,200	76

Tokyo Electron Ltd.	3,400	511

Tokyo Seimitsu Co. Ltd.	500	23

Topcon Corp.	1,000	18

Toshiba TEC Corp.	200	5

Trend Micro, Inc. (a)	2,400	129

Ulvac, Inc.	1,100	42

Yokogawa Electric Corp.	1,100	23

		7,040

MATERIALS 1.4%

ARE Holdings, Inc.	4,600	50

Daicel Corp.	10,100	89

DIC Corp.	1,000	21

Dowa Holdings Co. Ltd.	200	6

FP Corp.	200	4

JFE Holdings, Inc.	12,100	136

Kaneka Corp.	4,000	95

Kobe Steel Ltd.	17,400	174

Kuraray Co. Ltd.	6,000	86

Mitsubishi Chemical Group Corp.	49,600	250

Mitsubishi Materials Corp.	7,200	109

Mitsui Chemicals, Inc.	5,700	124

Mitsui Mining & Smelting Co. Ltd.	3,400	100

Nippon Light Metal Holdings Co. Ltd.	1,000	10

Nippon Paper Industries Co. Ltd. ‘L’	24,000	132

Nippon Sanso Holdings Corp.	700	19

Nippon Steel Corp.	20,300	408

Nissan Chemical Corp.	600	19

Nitto Denko Corp.	18,400	308

Oji Holdings Corp.	16,800	64

Osaka Soda Co. Ltd.	2,000	25

Rengo Co. Ltd.	4,200	23

Shin-Etsu Chemical Co. Ltd.	11,300	372

Sumitomo Chemical Co. Ltd.	87,000	192

Sumitomo Osaka Cement Co. Ltd.	4,500	94

Taiheiyo Cement Corp.	5,700	129

Teijin Ltd.	3,300	28

Tokuyama Corp.	5,200	86

Tokyo Ohka Kogyo Co. Ltd.	3,900	85

Tokyo Steel Manufacturing Co. Ltd.	9,500	90

Toray Industries, Inc.	7,600	48

Tosoh Corp.	5,200	69

Toyo Seikan Group Holdings Ltd.	7,900	120

UACJ Corp.	1,000	34

UBE Corp.	5,700	87

		3,686

REAL ESTATE 0.1%

Daito Trust Construction Co. Ltd.	2,700	302

Mitsubishi Estate Co. Ltd.	8,800	122

Relo Group, Inc.	800	10

		434

	SHARES	MARKET VALUE (000S)
UTILITIES 0.9%

Chubu Electric Power Co., Inc.	22,300	$234

Chugoku Electric Power Co., Inc.	19,800	114

Electric Power Development Co. Ltd. ‘C’	8,500	139

Hokkaido Electric Power Co., Inc.	30,400	160

Hokuriku Electric Power Co.	19,000	103

Kansai Electric Power Co., Inc.	24,000	266

Kyushu Electric Power Co., Inc.	23,700	212

Nippon Gas Co. Ltd.	3,300	45

Osaka Gas Co. Ltd.	10,600	232

Shikoku Electric Power Co., Inc.	14,300	111

Toho Gas Co. Ltd.	4,400	119

Tohoku Electric Power Co., Inc.	23,700	178

Tokyo Electric Power Co. Holdings, Inc. (a)	73,800	221

Tokyo Gas Co. Ltd.	13,600	377

		2,511

Total Japan		64,174

LUXEMBOURG 0.3%

COMMUNICATION SERVICES 0.0%

RTL Group SA	1,923	53

SES SA	19,410	62

		115

HEALTH CARE 0.0%

Eurofins Scientific SE	1,397	71

MATERIALS 0.2%

APERAM SA	4,443	117

ArcelorMittal SA	14,599	339

		456

REAL ESTATE 0.1%

Aroundtown SA	77,216	233

Total Luxembourg		875

NETHERLANDS 4.1%

COMMUNICATION SERVICES 0.3%

Koninklijke KPN NV	120,985	441

Universal Music Group NV	7,368	189

		630

CONSUMER DISCRETIONARY 0.2%

Prosus NV	6,977	277

Stellantis NV	22,433	292

		569

CONSUMER STAPLES 0.9%

Heineken Holding NV	2,324	139

Heineken NV	3,109	222

Koninklijke Ahold Delhaize NV	62,998	2,055

		2,416

ENERGY 0.1%

Koninklijke Vopak NV	3,073	135

SBM Offshore NV	2,392	42

		177

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.9%

ABN AMRO Bank NV	24,760	$382

Adyen NV (a)	260	386

Aegon Ltd.	50,266	299

ASR Nederland NV	3,196	152

Euronext NV	2,364	265

ING Groep NV	46,628	731

NN Group NV	4,850	212

		2,427

HEALTH CARE 0.1%

Koninklijke Philips NV (a)	7,782	197

QIAGEN NV	2,444	110

		307

INDUSTRIALS 0.6%

Arcadis NV	2,412	147

Ferrovial SE	2,315	97

IMCD NV	886	132

Randstad NV	3,852	162

Signify NV	1,208	27

TKH Group NV	1,001	34

Wolters Kluwer NV	6,392	1,062

		1,661

INFORMATION TECHNOLOGY 0.7%

ASM International NV	558	323

ASML Holding NV	1,333	934

BE Semiconductor Industries NV	1,061	145

NXP Semiconductors NV	2,394	497

		1,899

MATERIALS 0.3%

Akzo Nobel NV	11,968	719

OCI NV	4,756	53

		772

Total Netherlands		10,858

NEW ZEALAND 0.2%

COMMUNICATION SERVICES 0.0%

Spark New Zealand Ltd.	39,579	65

HEALTH CARE 0.1%

Fisher & Paykel Healthcare Corp. Ltd. ‘C’	6,030	130

INDUSTRIALS 0.0%

Auckland International Airport Ltd.	16,326	79

Fletcher Building Ltd.	25,630	41

		120

UTILITIES 0.1%

Contact Energy Ltd.	15,444	82

Meridian Energy Ltd.	21,814	72

		154

Total New Zealand		469

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	27

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)
NORWAY 1.1%

COMMUNICATION SERVICES 0.1%

Schibsted ASA ‘A’	910	$28

Telenor ASA	27,509	307

		335

CONSUMER STAPLES 0.2%

Mowi ASA	14,441	248

Orkla ASA	26,264	227

Salmar ASA	1,243	59

		534

ENERGY 0.2%

Aker Solutions ASA	39,120	108

Equinor ASA	19,911	472

Frontline PLC	3,247	46

Var Energi ASA	8,928	28

		654

FINANCIALS 0.2%

DNB Bank ASA	17,391	347

Gjensidige Forsikring ASA	4,867	86

SpareBank 1 Nord Norge	2,829	30

Storeband ASA	2,515	27

		490

INDUSTRIALS 0.2%

Kongsberg Gruppen ASA	2,512	283

MPC Container Ships ASA	15,083	28

Tomra Systems ASA	7,814	101

Wallenius Wilhelmsen ASA	2,604	21

		433

INFORMATION TECHNOLOGY 0.1%

Atea ASA	10,803	134

MATERIALS 0.1%

Norsk Hydro ASA	26,288	145

Yara International ASA	9,637	255

		400

Total Norway		2,980

PORTUGAL 0.3%

CONSUMER STAPLES 0.0%

Jeronimo Martins SGPS SA	5,461	104

ENERGY 0.1%

Galp Energia SGPS SA	6,636	110

FINANCIALS 0.0%

Banco Comercial Portugues SA	74,726	36

UTILITIES 0.2%

EDP SA	132,677	425

REN - Redes Energeticas Nacionais SGPS SA	28,097	66

		491

Total Portugal		741

	SHARES	MARKET VALUE (000S)
SINGAPORE 1.8%

COMMUNICATION SERVICES 0.5%

JOYY, Inc. ADR (a)	801	$34

NetLink NBN Trust	102,500	65

Sea Ltd. (a)	5,118	543

Singapore Telecommunications Ltd.	266,600	601

		1,243

CONSUMER STAPLES 0.1%

Golden Agri-Resources Ltd.	606,300	118

Wilmar International Ltd.	82,900	188

		306

FINANCIALS 0.8%

DBS Group Holdings Ltd.	36,570	1,172

Oversea-Chinese Banking Corp. Ltd.	42,000	513

Singapore Exchange Ltd.	5,100	47

United Overseas Bank Ltd.	15,500	412

		2,144

INDUSTRIALS 0.3%

ComfortDelGro Corp. Ltd.	73,500	79

Grab Holdings Ltd. ‘A’ (a)	5,461	26

Jardine Cycle & Carriage Ltd.	3,900	81

Keppel Ltd.	27,900	140

Singapore Airlines Ltd.	53,000	250

Singapore Technologies Engineering Ltd.	47,600	162

		738

INFORMATION TECHNOLOGY 0.0%

Venture Corp. Ltd.	9,500	91

UTILITIES 0.1%

Sembcorp Industries Ltd.	53,400	216

Total Singapore		4,738

SOUTH AFRICA 0.0%

FINANCIALS 0.0%

Investec PLC	5,604	38

Total South Africa		38

SPAIN 3.5%

COMMUNICATION SERVICES 0.5%

Cellnex Telecom SA	5,821	184

Telefonica SA	255,029	1,041

		1,225

CONSUMER DISCRETIONARY 0.4%

Gestamp Automocion SA	21,392	55

Industria de Diseno Textil SA	20,038	1,026

		1,081

CONSUMER STAPLES 0.0%

Viscofan SA	1,940	123

ENERGY 0.1%

Repsol SA	23,113	281

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.9%

Banco Bilbao Vizcaya Argentaria SA	29,142	$285

Banco de Sabadell SA	377,623	734

Banco Santander SA	166,651	771

Bankinter SA	6,801	54

CaixaBank SA	21,539	117

Mapfre SA	86,327	219

Unicaja Banco SA	177,539	234

		2,414

HEALTH CARE 0.1%

Almirall SA	6,954	59

Grifols SA (a)	10,769	102

		161

INDUSTRIALS 0.3%

ACS Actividades de Construccion y Servicios SA	7,068	354

Aena SME SA	632	129

Logista Integral SA	4,585	139

Sacyr SA	31,354	103

		725

MATERIALS 0.0%

Acerinox SA	8,969	88

UTILITIES 1.2%

EDP Renovaveis SA	4,481	47

Enagas SA	3,278	40

Endesa SA	16,661	358

Iberdrola SA	152,504	2,101

Naturgy Energy Group SA	9,399	228

Redeia Corp. SA	17,763	303

		3,077

Total Spain		9,175

SWEDEN 3.0%

COMMUNICATION SERVICES 0.5%

Spotify Technology SA (a)	1,140	510

Tele2 AB ‘B’	26,215	259

Telia Co. AB	187,769	522

		1,291

CONSUMER DISCRETIONARY 0.1%

Autoliv, Inc.	1,170	110

Betsson AB ‘B’	3,184	41

Bilia AB ‘A’	5,218	57

Electrolux AB ‘B’ (a)	16,107	133

Scandic Hotels Group AB	23,313	145

		486

CONSUMER STAPLES 0.3%

AAK AB	6,326	180

Axfood AB	3,138	67

Essity AB ‘B’	19,277	515

		762

FINANCIALS 0.4%

EQT AB	6,776	187

Skandinaviska Enskilda Banken AB ‘A’	11,094	152

Svenska Handelsbanken AB ‘A’	29,682	307

28	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)

Swedbank AB ‘A’	20,364	$402

		1,048

HEALTH CARE 0.1%

Elekta AB ‘B’	3,428	19

Getinge AB ‘B’	4,461	73

Swedish Orphan Biovitrum AB (a)	2,049	59

		151

INDUSTRIALS 1.1%

AddTech AB ‘B’	4,089	111

Assa Abloy AB ‘B’	8,841	261

Atlas Copco AB ‘A’	27,984	427

Beijer Ref AB	3,816	56

Epiroc AB ‘A’	9,368	163

Indutrade AB	5,166	129

Investment AB Latour ‘B’	1,074	27

Lifco AB ‘B’	2,292	66

Saab AB ‘B’	3,911	83

Sandvik AB	12,942	232

Securitas AB ‘B’	6,272	78

Skanska AB ‘B’	2,878	61

SKF AB ‘B’	10,273	193

Trelleborg AB ‘B’	2,987	102

Volvo AB ‘B’	36,654	891

		2,880

INFORMATION TECHNOLOGY 0.3%

Mycronic AB	1,576	57

Telefonaktiebolaget LM Ericsson ‘B’	115,305	934

		991

MATERIALS 0.1%

Boliden AB	965	27

Hexpol AB	4,677	43

SSAB AB ‘A’	38,398	156

		226

REAL ESTATE 0.1%

Atrium Ljungberg AB ‘B’	5,074	91

Fastighets AB Balder ‘B’ (a)	8,434	59

		150

Total Sweden		7,985

SWITZERLAND 8.7%

COMMUNICATION SERVICES 0.1%

Swisscom AG	643	358

CONSUMER DISCRETIONARY 0.4%

Cie Financiere Richemont SA ‘A’	2,451	371

Garmin Ltd.	3,409	703

		1,074

CONSUMER STAPLES 0.8%

Barry Callebaut AG	50	67

Chocoladefabriken Lindt & Spruengli AG	8	89

Coca-Cola HBC AG	2,675	91

Emmi AG	55	45

Nestle SA	22,393	1,837

		2,129

	SHARES	MARKET VALUE (000S)
FINANCIALS 2.0%

Baloise Holding AG	713	$129

Banque Cantonale Vaudoise	1,169	108

Cembra Money Bank AG	1,244	112

Helvetia Holding AG	328	54

Julius Baer Group Ltd.	1,058	69

Partners Group Holding AG	259	352

St Galler Kantonalbank AG ‘A’	144	70

Swiss Life Holding AG	775	598

Swiss Re AG	9,164	1,327

Valiant Holding AG	1,049	122

Zurich Insurance Group AG	4,289	2,551

		5,492

HEALTH CARE 2.4%

Alcon, Inc.	2,592	220

Galenica AG	1,648	135

Lonza Group AG	490	289

Novartis AG	18,242	1,776

Roche Holding AG	12,000	3,355

Sandoz Group AG	3,930	161

Sonova Holding AG	1,158	379

Straumann Holding AG	1,103	139

		6,454

INDUSTRIALS 1.6%

ABB Ltd.	27,829	1,503

Adecco Group AG	9,515	235

Bucher Industries AG	191	69

Daetwyler Holding AG	523	77

DKSH Holding AG	1,245	92

dormakaba Holding AG	231	164

Flughafen Zurich AG	430	103

Forbo Holding AG	47	39

Geberit AG	363	206

Georg Fischer AG	719	54

Kuehne & Nagel International AG	1,245	286

Schindler Holding AG	1,792	495

SGS SA	3,215	323

Siemens Energy AG (a)	3,882	206

Sulzer AG	1,030	149

VAT Group AG	440	166

		4,167

INFORMATION TECHNOLOGY 0.2%

ALSO Holding AG	118	29

Landis & Gyr Group AG	1,392	88

Logitech International SA	3,655	302

Temenos AG	710	50

		469

MATERIALS 0.9%

DSM-Firmenich AG	1,738	176

EMS-Chemie Holding AG	97	65

Givaudan SA	197	861

Glencore PLC	132,288	583

Holcim AG	4,874	469

SIG Group AG	4,527	90

Sika AG	588	140

		2,384

	SHARES	MARKET VALUE (000S)
REAL ESTATE 0.2%

Allreal Holding AG	441	$81

PSP Swiss Property AG	1,298	185

Swiss Prime Site AG	2,406	262

		528

UTILITIES 0.1%

BKW AG	830	137

Total Switzerland		23,192

UNITED KINGDOM 14.9%

COMMUNICATION SERVICES 0.7%

Auto Trader Group PLC	15,944	158

BT Group PLC	392,346	707

Vodafone Group PLC	888,147	757

WPP PLC	17,547	181

		1,803

CONSUMER DISCRETIONARY 1.5%

B&M European Value Retail SA	51,067	234

Barratt Developments PLC	26,269	144

Berkeley Group Holdings PLC (a)	3,069	149

Burberry Group PLC	9,302	114

Compass Group PLC	11,376	379

Frasers Group PLC (a)	9,468	72

Games Workshop Group PLC	1,241	206

Greggs PLC	3,663	128

Halfords Group PLC	16,700	27

Inchcape PLC	8,732	84

InterContinental Hotels Group PLC	4,054	505

Kingfisher PLC	84,786	264

Mitchells & Butlers PLC (a)	26,313	81

Next PLC	3,826	454

Pearson PLC	23,830	382

Persimmon PLC	28,813	430

Pets at Home Group PLC	14,042	36

Taylor Wimpey PLC	167,696	255

		3,944

CONSUMER STAPLES 4.1%

Associated British Foods PLC	6,751	172

British American Tobacco PLC	34,309	1,238

Britvic PLC	2,735	45

Coca-Cola Europacific Partners PLC	2,036	156

Cranswick PLC	1,637	100

Diageo PLC	12,516	398

Haleon PLC	37,393	176

Imperial Brands PLC	43,607	1,395

J Sainsbury PLC	160,737	549

Marks & Spencer Group PLC	150,611	705

Ocado Group PLC (a)	7,374	28

Premier Foods PLC	55,551	131

Reckitt Benckiser Group PLC	10,832	656

Tate & Lyle PLC	16,374	133

Tesco PLC	297,018	1,366

Unilever PLC	63,605	3,614

		10,862

ENERGY 0.4%

BP PLC	94,967	469

John Wood Group PLC (a)	20,099	17

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	29

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Shell PLC	9,275	$289

Subsea 7 SA	11,649	185

		960

FINANCIALS 2.6%

3i Group PLC	21,637	963

abrdn PLC	59,098	104

Admiral Group PLC	10,284	340

Aviva PLC	44,455	260

Barclays PLC	228,291	764

Beazley PLC	3,097	32

Direct Line Insurance Group PLC	84,501	270

Hargreaves Lansdown PLC	5,543	76

HSBC Holdings PLC	125,255	1,230

IG Group Holdings PLC	18,212	226

Intermediate Capital Group PLC	3,810	98

Legal & General Group PLC	77,788	223

Lloyds Banking Group PLC	408,078	279

London Stock Exchange Group PLC	3,229	456

M&G PLC	160,250	397

Man Group PLC	49,025	131

NatWest Group PLC	149,400	749

Schroders PLC	19,902	80

St James’s Place PLC	2,416	26

Standard Chartered PLC	14,546	179

		6,883

HEALTH CARE 1.1%

AstraZeneca PLC	7,116	928

ConvaTec Group PLC	39,709	109

GSK PLC	108,615	1,832

Hikma Pharmaceuticals PLC	4,088	102

Smith & Nephew PLC	8,214	102

		3,073

INDUSTRIALS 2.3%

Ashtead Group PLC	4,980	308

Babcock International Group PLC	4,293	27

BAE Systems PLC	93,021	1,334

Balfour Beatty PLC	22,977	131

Bunzl PLC	4,693	193

Diploma PLC	2,608	138

Firstgroup PLC	70,036	141

Howden Joinery Group PLC	26,402	262

IMI PLC	7,586	172

International Consolidated Airlines Group SA	64,888	244

International Distributions Services PLC	51,738	236

Intertek Group PLC	4,506	266

Morgan Sindall Group PLC	2,956	144

Pagegroup PLC	10,864	47

QinetiQ Group PLC	4,699	24

RELX PLC	34,035	1,542

Rentokil Initial PLC	36,732	183

Rolls-Royce Holdings PLC (a)	75,172	533

Rotork PLC	8,072	32

RS Group PLC	9,229	79

Travis Perkins PLC	5,690	52

Weir Group PLC	5,894	161

		6,249

INFORMATION TECHNOLOGY 0.5%

ARM Holdings PLC ADR (a)	7,398	913

	SHARES	MARKET VALUE (000S)

Computacenter PLC	2,410	$64

Halma PLC	3,974	133

Sage Group PLC	16,462	262

		1,372

MATERIALS 1.0%

Anglo American PLC	19,824	586

Anglogold Ashanti PLC	4,806	111

Croda International PLC	2,914	123

DS Smith PLC	16,890	114

Johnson Matthey PLC	8,864	149

Mondi PLC	12,564	187

Rio Tinto PLC	22,440	1,325

		2,595

UTILITIES 0.7%

Centrica PLC	127,031	212

Drax Group PLC	19,544	158

National Grid PLC	81,101	964

Severn Trent PLC	6,513	204

SSE PLC	9,381	188

United Utilities Group PLC	17,289	227

		1,953

Total United Kingdom		39,694

UNITED STATES 1.0%

CONSUMER DISCRETIONARY 0.1%

Carnival PLC (a)	10,111	228

Flutter Entertainment PLC (a)	840	217

		445

HEALTH CARE 0.7%

Medtronic PLC	22,395	1,789

INDUSTRIALS 0.2%

Ferguson Enterprises, Inc.	1,170	204

RB Global, Inc.	3,175	287

Reliance Worldwide Corp. Ltd.	7,459	23

		514

Total United States		2,748

Total Common Stocks (Cost $240,517)		259,955

PREFERRED STOCKS 0.3%

GERMANY 0.3%

INDUSTRIALS 0.3%

Fuchs SE ~	5,147	222

Henkel AG & Co. KGaA ~	3,326	292

Sartorius AG ~	234	52

Volkswagen AG ~	3,826	353

		919

Total Preferred Stocks (Cost $913)		919

REAL ESTATE INVESTMENT TRUSTS 1.2%

AUSTRALIA 0.2%

REAL ESTATE 0.2%

Charter Hall Group	13,379	118

Goodman Group	16,250	357

Stockland	29,111	87

		562

Total Australia		562

	SHARES	MARKET VALUE (000S)
BELGIUM 0.1%

REAL ESTATE 0.1%

Cofinimmo SA	234	$13

Retail Estates REIT	2,014	124

Warehouses De Pauw CVA	2,404	47

		184

Total Belgium		184

CANADA 0.0%

REAL ESTATE 0.0%

Allied Properties Real Estate Investment Trust	2,413	29

Canadian Apartment Properties REIT	2,035	60

		89

Total Canada		89

FRANCE 0.1%

REAL ESTATE 0.1%

Klepierre SA	3,907	112

Unibail-Rodamco-Westfield	1,684	127

		239

Total France		239

HONG KONG 0.1%

REAL ESTATE 0.1%

Fortune Real Estate Investment Trust	83,000	43

Link REIT	26,700	112

		155

Total Hong Kong		155

JAPAN 0.5%

REAL ESTATE 0.5%

Activia Properties, Inc.	7	15

Advance Residence Investment Corp.	43	80

AEON REIT Investment Corp.	57	46

Daiwa House REIT Investment Corp.	42	62

Daiwa Office Investment Corp.	4	7

Frontier Real Estate Investment Corp.	10	5

GLP J-Reit	55	43

Hulic Reit, Inc.	49	43

Industrial & Infrastructure Fund Investment Corp.	49	36

Invincible Investment Corp.	244	102

Japan Excellent, Inc.	56	41

Japan Hotel REIT Investment Corp.	327	146

Japan Metropolitan Fund Invest	145	83

Japan Prime Realty Investment Corp.	8	16

Japan Real Estate Investment Corp.	70	48

KDX Realty Investment Corp.	58	55

LaSalle Logiport REIT	143	129

Mori Hills REIT Investment Corp.	50	40

Nippon Accommodations Fund, Inc.	3	11

Nippon Building Fund, Inc.	46	36

Nippon Prologis REIT, Inc.	39	55

Nomura Real Estate Master Fund, Inc.	57	50

Orix JREIT, Inc.	54	56

Sekisui House Reit, Inc.	137	67

United Urban Investment Corp.	87	78

		1,350

Total Japan		1,350

30	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)
LUXEMBOURG 0.0%

REAL ESTATE 0.0%

Shurgard Self Storage Ltd.	2,359	$87

Total Luxembourg		87

SINGAPORE 0.1%

REAL ESTATE 0.1%

CapitaLand Ascendas REIT	58,500	110

CapitaLand Integrated Commercial Trust	50,980	72

Keppel DC REIT	52,225	83

Keppel REIT	5,220	3

Mapletree Industrial Trust	43,335	70

		338

Total Singapore		338

	SHARES	MARKET VALUE (000S)
SPAIN 0.0%

REAL ESTATE 0.0%

Inmobiliaria Colonial Socimi SA	4,976	$27

Total Spain		27

UNITED KINGDOM 0.1%

REAL ESTATE 0.1%

Assura PLC	54,919	26

Big Yellow Group PLC	4,257	51

Great Portland Estates PLC	7,285	27

		104

Total United Kingdom		104

Total Real Estate Investment Trusts (Cost $3,829)		3,135

	SHARES	MARKET VALUE (000S)
WARRANTS 0.0%

CANADA 0.0%

INFORMATION TECHNOLOGY 0.0%

Constellation Software, Inc. - Exp. 03/31/2040 «	58	$0

Total Warrants (Cost $0)		0

Total Investments in Securities (Cost $245,259)		264,009

Total Investments 99.3% (Cost $245,259)		$264,009

Other Assets and Liabilities, net 0.7%		1,855

Net Assets 100.0%		$265,864

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Security did not produce income within the last twelve months.

(b) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Software, Inc.	03/01/2019 - 08/02/2024	$154	$260	0.10%
Great-West Lifeco, Inc.	06/27/2018 - 11/18/2024	99	117	0.04
Ivanhoe Mines Ltd. ‘A’	06/21/2024 - 11/18/2024	56	50	0.02
Stella-Jones, Inc.	06/16/2023 - 11/18/2024	39	36	0.01

		$348	$463	0.17%

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Common Stocks
Australia
Communication Services	$0	$453	$0	$453
Consumer Discretionary	0	1,356	0	1,356
Consumer Staples	0	821	0	821
Energy	0	197	0	197
Financials	0	4,293	0	4,293
Health Care	0	811	0	811
Industrials	0	1,103	0	1,103

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Information Technology	$0	$177	$0	$177
Materials	0	2,152	0	2,152
Real Estate	0	60	0	60
Utilities	0	432	0	432
Austria
Energy	0	63	0	63
Financials	0	205	0	205
Industrials	0	86	0	86
Materials	0	95	0	95
Real Estate	77	0	0	77

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	31

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Utilities	$59	$0	$0	$59
Belgium
Communication Services	0	42	0	42
Consumer Discretionary	0	58	0	58
Consumer Staples	123	56	0	179
Financials	0	200	0	200
Health Care	0	819	0	819
Industrials	0	114	0	114
Materials	0	79	0	79
Utilities	0	81	0	81
Canada
Communication Services	705	0	0	705
Consumer Discretionary	1,991	0	0	1,991
Consumer Staples	2,321	0	0	2,321
Energy	2,958	0	0	2,958
Financials	5,389	0	0	5,389
Health Care	29	0	0	29
Industrials	2,269	0	0	2,269
Information Technology	1,094	0	0	1,094
Materials	2,090	0	0	2,090
Real Estate	255	0	0	255
Utilities	716	0	0	716
Chile
Materials	0	204	0	204
Denmark
Consumer Discretionary	0	266	0	266
Consumer Staples	62	251	0	313
Financials	143	206	0	349
Health Care	77	2,197	0	2,274
Industrials	0	962	0	962
Materials	0	462	0	462
Utilities	0	199	0	199
Finland
Communication Services	104	0	0	104
Consumer Discretionary	0	27	0	27
Consumer Staples	0	164	0	164
Energy	0	82	0	82
Financials	94	610	0	704
Health Care	197	0	0	197
Industrials	96	911	0	1,007
Information Technology	124	130	0	254
Materials	167	167	0	334
Real Estate	0	85	0	85
Utilities	335	0	0	335
France
Communication Services	55	2,249	0	2,304
Consumer Discretionary	86	1,772	0	1,858
Consumer Staples	0	2,235	0	2,235
Energy	0	329	0	329
Financials	192	1,294	0	1,486
Health Care	0	3,108	0	3,108
Industrials	223	5,034	0	5,257
Information Technology	0	124	0	124
Materials	0	413	0	413
Utilities	0	317	0	317
Germany
Communication Services	0	1,629	0	1,629
Consumer Discretionary	30	1,887	0	1,917
Consumer Staples	351	0	0	351
Financials	644	2,527	0	3,171
Health Care	78	1,162	0	1,240
Industrials	0	2,262	0	2,262
Information Technology	0	2,521	0	2,521
Materials	0	1,036	0	1,036
Real Estate	0	1,082	0	1,082
Hong Kong
Communication Services	160	168	0	328
Consumer Discretionary	0	284	0	284
Consumer Staples	0	133	0	133
Financials	127	616	0	743
Industrials	0	875	0	875

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Information Technology	$0	$226	$0	$226
Real Estate	0	797	0	797
Utilities	0	465	0	465
Ireland
Consumer Staples	0	373	0	373
Financials	0	27	0	27
Health Care	22	0	0	22
Industrials	1,198	800	0	1,998
Materials	0	347	0	347
Israel
Communication Services	0	84	0	84
Consumer Staples	0	50	0	50
Energy	83	42	0	125
Financials	96	967	0	1,063
Health Care	282	0	0	282
Industrials	361	65	0	426
Information Technology	622	88	0	710
Materials	0	140	0	140
Real Estate	0	370	0	370
Italy
Communication Services	21	394	0	415
Consumer Discretionary	0	811	0	811
Energy	0	463	0	463
Financials	0	4,238	0	4,238
Health Care	0	236	0	236
Industrials	0	732	0	732
Materials	0	89	0	89
Utilities	0	645	0	645
Japan
Communication Services	0	6,031	0	6,031
Consumer Discretionary	0	9,529	0	9,529
Consumer Staples	140	5,954	0	6,094
Energy	0	1,374	0	1,374
Financials	0	8,421	0	8,421
Health Care	0	4,962	0	4,962
Industrials	0	14,092	0	14,092
Information Technology	44	6,996	0	7,040
Materials	0	3,686	0	3,686
Real Estate	0	434	0	434
Utilities	0	2,511	0	2,511
Luxembourg
Communication Services	0	115	0	115
Health Care	0	71	0	71
Materials	0	456	0	456
Real Estate	0	233	0	233
Netherlands
Communication Services	0	630	0	630
Consumer Discretionary	277	292	0	569
Consumer Staples	2,055	361	0	2,416
Energy	0	177	0	177
Financials	0	2,427	0	2,427
Health Care	23	284	0	307
Industrials	0	1,661	0	1,661
Information Technology	497	1,402	0	1,899
Materials	0	772	0	772
New Zealand
Communication Services	65	0	0	65
Health Care	0	130	0	130
Industrials	79	41	0	120
Utilities	154	0	0	154
Norway
Communication Services	28	307	0	335
Consumer Staples	0	534	0	534
Energy	46	608	0	654
Financials	116	374	0	490
Industrials	28	405	0	433
Information Technology	134	0	0	134
Materials	0	400	0	400
Portugal
Consumer Staples	104	0	0	104
Energy	0	110	0	110

32	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financials	$0	$36	$0	$36
Utilities	66	425	0	491
Singapore
Communication Services	642	601	0	1,243
Consumer Staples	118	188	0	306
Financials	0	2,144	0	2,144
Industrials	26	712	0	738
Information Technology	0	91	0	91
Utilities	0	216	0	216
South Africa
Financials	0	38	0	38
Spain
Communication Services	0	1,225	0	1,225
Consumer Discretionary	0	1,081	0	1,081
Consumer Staples	0	123	0	123
Energy	0	281	0	281
Financials	0	2,414	0	2,414
Health Care	0	161	0	161
Industrials	0	725	0	725
Materials	0	88	0	88
Utilities	0	3,077	0	3,077
Sweden
Communication Services	769	522	0	1,291
Consumer Discretionary	151	335	0	486
Consumer Staples	582	180	0	762
Financials	0	1,048	0	1,048
Health Care	59	92	0	151
Industrials	0	2,880	0	2,880
Information Technology	0	991	0	991
Materials	0	226	0	226
Real Estate	0	150	0	150
Switzerland
Communication Services	0	358	0	358
Consumer Discretionary	703	371	0	1,074
Consumer Staples	0	2,129	0	2,129
Financials	0	5,492	0	5,492
Health Care	0	6,454	0	6,454
Industrials	77	4,090	0	4,167
Information Technology	29	440	0	469
Materials	0	2,384	0	2,384
Real Estate	0	528	0	528
Utilities	0	137	0	137

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
United Kingdom
Communication Services	$0	$1,803	$0	$1,803
Consumer Discretionary	263	3,681	0	3,944
Consumer Staples	520	10,342	0	10,862
Energy	17	943	0	960
Financials	226	6,657	0	6,883
Health Care	0	3,073	0	3,073
Industrials	560	5,689	0	6,249
Information Technology	977	395	0	1,372
Materials	111	2,484	0	2,595
Utilities	0	1,953	0	1,953
United States
Consumer Discretionary	0	445	0	445
Health Care	1,789	0	0	1,789
Industrials	287	227	0	514
Preferred Stocks
Germany
Industrials	292	627	0	919
Real Estate Investment Trusts
Australia
Real Estate	0	562	0	562
Belgium
Real Estate	0	184	0	184
Canada
Real Estate	89	0	0	89
France
Real Estate	0	239	0	239
Hong Kong
Real Estate	0	155	0	155
Japan
Real Estate	36	1,314	0	1,350
Luxembourg
Real Estate	0	87	0	87
Singapore
Real Estate	0	338	0	338
Spain
Real Estate	0	27	0	27
United Kingdom
Real Estate	78	26	0	104

Total Investments	$38,363	$225,646	$0	$264,009

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	33

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%

COMMON STOCKS 97.6%

IRELAND 0.3%

HEALTH CARE 0.0%

Jazz Pharmaceuticals PLC (a)	138	$17

INFORMATION TECHNOLOGY 0.3%

Accenture PLC ‘A’	1,147	403

Total Ireland		420

SWITZERLAND 0.2%

COMMUNICATION SERVICES 0.0%

Sunrise Communications AG ‘A’ (a)	450	20

FINANCIALS 0.2%

Chubb Ltd.	1,007	278

Total Switzerland		298

UNITED KINGDOM 0.3%

COMMUNICATION SERVICES 0.0%

Liberty Global Ltd. ‘C’ (a)	3,912	51

CONSUMER STAPLES 0.0%

Nomad Foods Ltd.	39	1

ENERGY 0.1%

TechnipFMC PLC	2,685	78

FINANCIALS 0.2%

Janus Henderson Group PLC	1,721	73

Willis Towers Watson PLC	619	194

		267

INDUSTRIALS 0.0%

Pentair PLC	508	51

MATERIALS 0.0%

Amcor PLC	8,156	77

Total United Kingdom		525

UNITED STATES 96.8%

COMMUNICATION SERVICES 6.7%

AT&T, Inc.	73,725	1,679

Charter Communications, Inc. ‘A’ (a)	1,447	496

Comcast Corp. ‘A’	13,019	488

EchoStar Corp. ‘A’ (a)	1,906	44

Electronic Arts, Inc.	1,375	201

Fox Corp. ‘A’	4,836	235

Frontier Communications Parent, Inc. (a)	727	25

GCI Liberty, Inc. «(a)	221	0

Interpublic Group of Cos., Inc.	2,557	72

John Wiley & Sons, Inc. ‘A’	563	25

Liberty Broadband Corp. ‘C’ (a)	567	42

Liberty Latin America Ltd. ‘C’ (a)	4,385	28

Lumen Technologies, Inc. (a)	17,283	92

Meta Platforms, Inc. ‘A’	6,093	3,567

Netflix, Inc. (a)	1,002	893

New York Times Co. ‘A’	1,134	59

	SHARES	MARKET VALUE (000S)

News Corp. ‘A’	2,509	$69

Nexstar Media Group, Inc.	561	89

Omnicom Group, Inc.	1,091	94

Paramount Global ‘B’	1,405	15

T-Mobile U.S., Inc.	3,187	703

Take-Two Interactive Software, Inc. (a)	739	136

TEGNA, Inc.	4,776	87

Telephone & Data Systems, Inc.	2,654	90

Trade Desk, Inc. (a)	1,292	152

U.S. Cellular Corp. (a)	266	17

Verizon Communications, Inc.	38,588	1,543

Yelp, Inc. (a)	1,055	41

		10,982

CONSUMER DISCRETIONARY 9.8%

Abercrombie & Fitch Co. ‘A’ (a)	2,756	412

Academy Sports & Outdoors, Inc.	1,114	64

Acushnet Holdings Corp.	383	27

Adient PLC (a)	2,150	37

Adtalem Global Education, Inc. (a)	1,201	109

Advance Auto Parts, Inc.	280	13

American Eagle Outfitters, Inc.	4,976	83

Aramark	459	17

Asbury Automotive Group, Inc. (a)	493	120

AutoNation, Inc. (a)	676	115

AutoZone, Inc. (a)	139	445

Bath & Body Works, Inc.	716	28

Best Buy Co., Inc.	4,174	358

Booking Holdings, Inc.	198	984

BorgWarner, Inc.	1,415	45

Bright Horizons Family Solutions, Inc. (a)	394	44

Brunswick Corp.	1,236	80

Buckle, Inc.	1,047	53

Burlington Stores, Inc. (a)	192	55

Carnival Corp. (a)	1,771	44

Carter’s, Inc.	1,660	90

Chipotle Mexican Grill, Inc. (a)	1,671	101

Coupang, Inc. (a)	2,776	61

Dana, Inc.	4,966	57

Darden Restaurants, Inc.	303	57

Deckers Outdoor Corp. (a)	1,386	281

Dick’s Sporting Goods, Inc.	726	166

Dillard’s, Inc. ‘A’	135	58

Domino’s Pizza, Inc.	465	195

DoorDash, Inc. ‘A’ (a)	1,000	168

Dorman Products, Inc. (a)	283	37

eBay, Inc.	11,653	722

Foot Locker, Inc. (a)	2,877	63

Ford Motor Co.	35,816	355

G-III Apparel Group Ltd. (a)	548	18

GameStop Corp. ‘A’ (a)	1,094	34

Gap, Inc.	4,571	108

General Motors Co.	16,975	904

Gentex Corp.	3,434	99

Goodyear Tire & Rubber Co. (a)	3,203	29

Graham Holdings Co. ‘B’	47	41

Grand Canyon Education, Inc. (a)	516	84

Group 1 Automotive, Inc.	368	155

H&R Block, Inc.	2,288	121

Hanesbrands, Inc. (a)	11,996	98

Harley-Davidson, Inc.	1,272	38

Hasbro, Inc.	287	16

Hilton Worldwide Holdings, Inc.	542	134

	SHARES	MARKET VALUE (000S)

Home Depot, Inc.	4,347	$1,691

International Game Technology PLC	793	14

KB Home	749	49

Kohl’s Corp.	3,446	48

Kontoor Brands, Inc.	1,158	99

La-Z-Boy, Inc.	1,101	48

Laureate Education, Inc. (a)	1,581	29

Lear Corp.	211	20

Leggett & Platt, Inc.	2,392	23

Lithia Motors, Inc.	90	32

Lowe’s Cos., Inc.	3,113	768

M/I Homes, Inc. (a)	296	39

Macy’s, Inc.	3,418	58

Marriott International, Inc. ‘A’	287	80

Marriott Vacations Worldwide Corp.	185	17

McDonald’s Corp.	2,941	853

Meritage Homes Corp.	476	73

Mohawk Industries, Inc. (a)	157	19

Murphy USA, Inc.	491	246

Newell Brands, Inc.	4,185	42

NIKE, Inc. ‘B’	1,149	87

Nordstrom, Inc.	2,902	70

NVR, Inc. (a)	19	155

O’Reilly Automotive, Inc. (a)	343	407

ODP Corp. (a)	1,071	24

Ollie’s Bargain Outlet Holdings, Inc. (a)	144	16

Penske Automotive Group, Inc.	258	39

Phinia, Inc.	583	28

Pool Corp.	350	119

PulteGroup, Inc.	1,102	120

PVH Corp.	415	44

Ralph Lauren Corp.	271	63

Royal Caribbean Cruises Ltd.	799	184

Sally Beauty Holdings, Inc. (a)	3,043	32

Service Corp. International	1,430	114

SharkNinja, Inc. (a)	172	17

Signet Jewelers Ltd.	785	63

Sonic Automotive, Inc. ‘A’	432	27

Starbucks Corp.	1,531	140

Steven Madden Ltd.	1,257	53

Strategic Education, Inc.	232	22

Tapestry, Inc.	1,287	84

Taylor Morrison Home Corp. (a)	2,040	125

Tempur Sealy International, Inc.	1,119	63

Texas Roadhouse, Inc.	469	85

Thor Industries, Inc.	1,188	114

TJX Cos., Inc.	4,764	575

Toll Brothers, Inc.	753	95

Tractor Supply Co.	3,625	192

Tri Pointe Homes, Inc. (a)	2,425	88

Ulta Beauty, Inc. (a)	179	78

Upbound Group, Inc.	547	16

Urban Outfitters, Inc. (a)	1,652	91

Vail Resorts, Inc.	492	92

Valvoline, Inc. (a)	849	31

VF Corp.	2,976	64

Victoria’s Secret & Co. (a)	1,136	47

Visteon Corp. (a)	536	48

Wendy’s Co.	4,145	68

Whirlpool Corp.	461	53

Williams-Sonoma, Inc.	1,626	301

Winnebago Industries, Inc.	295	14

Worthington Enterprises, Inc.	409	16

Wyndham Hotels & Resorts, Inc.	705	71

34	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)

Yum! Brands, Inc.	1,780	$239

		16,145

CONSUMER STAPLES 12.9%

Albertsons Cos., Inc. ‘A’	881	17

Altria Group, Inc.	21,469	1,123

Andersons, Inc.	665	27

Archer-Daniels-Midland Co.	6,793	343

BJ’s Wholesale Club Holdings, Inc. (a)	717	64

Boston Beer Co., Inc. ‘A’ (a)	121	36

Brown-Forman Corp. ‘B’	2,224	85

Bunge Global SA	708	55

Cal-Maine Foods, Inc.	1,606	165

Campbell Soup Co.	1,271	53

Casey’s General Stores, Inc.	687	272

Central Garden & Pet Co. ‘A’ (a)	598	20

Church & Dwight Co., Inc.	1,136	119

Clorox Co.	1,196	194

Coca-Cola Co.	16,972	1,057

Coca-Cola Consolidated, Inc.	37	47

Colgate-Palmolive Co.	6,027	548

Conagra Brands, Inc.	2,556	71

Constellation Brands, Inc. ‘A’	411	91

Costco Wholesale Corp.	2,504	2,294

Dollar General Corp.	1,575	119

Dollar Tree, Inc. (a)	696	52

Edgewell Personal Care Co.	1,012	34

Flowers Foods, Inc.	1,983	41

Fresh Del Monte Produce, Inc.	599	20

General Mills, Inc.	4,877	311

Hershey Co.	540	91

Hormel Foods Corp.	1,115	35

Ingles Markets, Inc. ‘A’	240	16

Ingredion, Inc.	834	115

J M Smucker Co.	662	73

Kellanova	2,940	238

Kenvue, Inc.	3,672	78

Keurig Dr Pepper, Inc.	3,982	128

Kimberly-Clark Corp.	2,583	339

Kraft Heinz Co.	8,291	255

Kroger Co.	10,413	637

Lamb Weston Holdings, Inc.	700	47

Lancaster Colony Corp.	349	60

McCormick & Co., Inc.	1,324	101

Molson Coors Beverage Co. ‘B’	2,497	143

Mondelez International, Inc. ‘A’	6,215	371

Monster Beverage Corp. (a)	2,397	126

PepsiCo, Inc.	7,521	1,144

Performance Food Group Co. (a)	194	16

Philip Morris International, Inc.	11,710	1,409

Pilgrim’s Pride Corp. (a)	416	19

Post Holdings, Inc. (a)	829	95

PriceSmart, Inc.	290	27

Procter & Gamble Co.	15,321	2,569

Seaboard Corp.	7	17

Spectrum Brands Holdings, Inc.	221	19

Sprouts Farmers Market, Inc. (a)	3,183	404

Sysco Corp.	1,509	115

Target Corp.	8,042	1,087

TreeHouse Foods, Inc. (a)	1,111	39

Tyson Foods, Inc. ‘A’	4,991	287

U.S. Foods Holding Corp. (a)	1,341	90

Universal Corp.	319	18

Walgreens Boots Alliance, Inc.	26,504	247

	SHARES	MARKET VALUE (000S)

Walmart, Inc.	39,095	$3,532

		21,245

ENERGY 4.0%

Antero Resources Corp. (a)	2,757	97

Archrock, Inc.	3,421	85

Baker Hughes Co.	5,837	239

Chevron Corp.	6,449	934

CNX Resources Corp. (a)	3,319	122

ConocoPhillips	2,558	254

CVR Energy, Inc.	962	18

Delek U.S. Holdings, Inc.	2,619	48

Diamondback Energy, Inc.	456	75

DTE Midstream, Inc. (a)	433	43

Expand Energy Corp.	423	42

Exxon Mobil Corp.	19,499	2,097

Helmerich & Payne, Inc.	944	30

HF Sinclair Corp.	861	30

Kinder Morgan, Inc.	7,182	197

Marathon Petroleum Corp.	4,731	660

Murphy Oil Corp.	744	22

ONEOK, Inc.	1,606	161

Patterson-UTI Energy, Inc.	3,215	27

PBF Energy, Inc. ‘A’	1,279	34

Peabody Energy Corp.	3,656	77

Phillips 66	3,867	441

Schlumberger NV	601	23

SM Energy Co.	1,354	52

Targa Resources Corp.	1,006	180

Valero Energy Corp.	3,309	406

Williams Cos., Inc.	3,267	177

World Kinect Corp.	1,213	33

		6,604

FINANCIALS 17.2%

Affiliated Managers Group, Inc.	603	112

Aflac, Inc.	3,522	364

Allstate Corp.	2,384	460

Ally Financial, Inc.	2,632	95

American Express Co.	1,212	360

American International Group, Inc.	7,881	574

Ameriprise Financial, Inc.	573	305

Aon PLC ‘A’	1,069	384

Apollo Global Management, Inc.	1,039	172

Ares Management Corp. ‘A’	840	149

Arthur J Gallagher & Co.	391	111

Artisan Partners Asset Management, Inc. ‘A’	1,032	44

Assurant, Inc.	713	152

Bank of America Corp.	16,342	718

Bank of New York Mellon Corp.	4,145	318

BankUnited, Inc.	1,417	54

Berkshire Hathaway, Inc. ‘B’ (a)	8,566	3,883

Blackrock, Inc.	321	329

Blackstone, Inc.	2,554	440

Bread Financial Holdings, Inc.	1,808	110

Brighthouse Financial, Inc. (a)	748	36

Brown & Brown, Inc.	1,640	167

Cadence Bank	666	23

Capital One Financial Corp.	3,471	619

Carlyle Group, Inc.	1,029	52

Charles Schwab Corp.	4,167	308

Cincinnati Financial Corp.	269	39

Citigroup, Inc.	22,109	1,556

	SHARES	MARKET VALUE (000S)

Citizens Financial Group, Inc.	1,486	$65

CME Group, Inc.	1,031	239

CNO Financial Group, Inc.	2,111	79

Cohen & Steers, Inc.	182	17

Coinbase Global, Inc. ‘A’ (a)	561	139

Columbia Banking System, Inc.	613	17

Comerica, Inc.	1,129	70

Commerce Bancshares, Inc.	359	22

Corebridge Financial, Inc.	3,274	98

Corpay, Inc. (a)	164	56

Cullen/Frost Bankers, Inc.	154	21

DigitalBridge Group, Inc.	2,976	34

Discover Financial Services	1,175	204

East West Bancorp, Inc.	391	37

Encore Capital Group, Inc. (a)	349	17

Equitable Holdings, Inc.	3,182	150

Erie Indemnity Co. ‘A’	239	99

Evercore, Inc. ‘A’	648	180

FactSet Research Systems, Inc.	80	38

Federated Hermes, Inc.	1,219	50

Fidelity National Financial, Inc.	810	45

Fidelity National Information Services, Inc.	1,303	105

Fifth Third Bancorp	1,652	70

First American Financial Corp.	646	40

First Citizens BancShares, Inc. ‘A’	41	87

First Horizon Corp.	1,266	26

FirstCash Holdings, Inc.	156	16

Fiserv, Inc. (a)	1,328	273

Flagstar Financial, Inc.	3,412	32

Franklin Resources, Inc.	1,412	29

Genworth Financial, Inc. (a)	8,165	57

Glacier Bancorp, Inc.	328	16

Goldman Sachs Group, Inc.	1,244	712

Hanover Insurance Group, Inc.	516	80

Hartford Financial Services Group, Inc.	896	98

Hilltop Holdings, Inc.	531	15

Houlihan Lokey, Inc.	718	125

Huntington Bancshares, Inc.	3,423	56

Interactive Brokers Group, Inc. ‘A’	505	89

Intercontinental Exchange, Inc.	3,322	495

Invesco Ltd.	3,383	59

Jack Henry & Associates, Inc.	1,076	189

Jackson Financial, Inc. ‘A’	1,798	157

Jefferies Financial Group, Inc.	895	70

JPMorgan Chase & Co.	6,567	1,574

Kemper Corp.	662	44

KeyCorp	2,491	43

KKR & Co., Inc.	1,565	231

Lincoln National Corp.	1,472	47

Loews Corp.	727	62

LPL Financial Holdings, Inc.	473	154

M&T Bank Corp.	321	60

MarketAxess Holdings, Inc.	150	34

Marsh & McLennan Cos., Inc.	1,617	343

Mastercard, Inc. ‘A’	708	373

Mercury General Corp.	562	37

MetLife, Inc.	7,745	634

MGIC Investment Corp.	1,790	42

Moelis & Co. ‘A’	794	59

Moody’s Corp.	116	55

Morgan Stanley	3,060	385

Morningstar, Inc.	182	61

Mr Cooper Group, Inc. (a)	936	90

MSCI, Inc.	171	103

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	35

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Nasdaq, Inc.	1,121	$87

Navient Corp.	2,288	30

Northern Trust Corp.	492	50

Old National Bancorp	1,126	24

OneMain Holdings, Inc.	944	49

PayPal Holdings, Inc. (a)	2,375	203

PennyMac Financial Services, Inc.	359	37

PNC Financial Services Group, Inc.	1,020	197

Principal Financial Group, Inc.	235	18

PROG Holdings, Inc.	1,125	48

Progressive Corp.	3,975	952

Prosperity Bancshares, Inc.	239	18

Prudential Financial, Inc.	3,735	443

Raymond James Financial, Inc.	219	34

Regions Financial Corp.	1,163	27

Reinsurance Group of America, Inc.	497	106

RLI Corp.	331	55

Robinhood Markets, Inc. ‘A’ (a)	2,025	75

S&P Global, Inc.	86	43

SEI Investments Co.	1,157	95

Selective Insurance Group, Inc.	205	19

SLM Corp.	4,430	122

South State Corp.	174	17

State Street Corp.	494	49

Stewart Information Services Corp.	621	42

Stifel Financial Corp.	255	27

Synchrony Financial	8,690	565

Synovus Financial Corp.	573	29

T Rowe Price Group, Inc.	1,501	170

Tradeweb Markets, Inc. ‘A’	782	102

Travelers Cos., Inc.	1,493	360

Truist Financial Corp.	3,339	145

U.S. Bancorp	3,851	184

Unum Group	1,628	119

Virtu Financial, Inc. ‘A’	2,841	101

Visa, Inc. ‘A’	1,418	448

WaFd, Inc.	553	18

Webster Financial Corp.	505	28

Wells Fargo & Co.	27,239	1,913

Western Alliance Bancorp	337	28

Western Union Co.	10,345	110

White Mountains Insurance Group Ltd.	38	74

Wintrust Financial Corp.	195	24

WR Berkley Corp.	740	43

Zions Bancorp NA	531	29

		28,295

HEALTH CARE 14.7%

AbbVie, Inc.	12,992	2,309

Align Technology, Inc. (a)	115	24

Alnylam Pharmaceuticals, Inc. (a)	453	107

Amedisys, Inc. (a)	201	18

Amgen, Inc.	5,166	1,346

Baxter International, Inc.	2,299	67

Becton Dickinson & Co.	907	206

Bio-Rad Laboratories, Inc. ‘A’ (a)	51	17

Biogen, Inc. (a)	714	109

BioMarin Pharmaceutical, Inc. (a)	383	25

Boston Scientific Corp. (a)	3,787	338

Bristol-Myers Squibb Co.	18,071	1,022

Bruker Corp.	547	32

Cardinal Health, Inc.	3,244	384

Cencora, Inc.	1,140	256

Chemed Corp.	187	99

	SHARES	MARKET VALUE (000S)

Cigna Group	680	$188

Concentra Group Holdings Parent, Inc.	1,413	28

Cooper Cos., Inc. (a)	869	80

CVS Health Corp.	23,165	1,040

DaVita, Inc. (a)	1,867	279

Dentsply Sirona, Inc.	1,891	36

Elevance Health, Inc.	226	83

Eli Lilly & Co.	5,042	3,892

Encompass Health Corp.	1,621	150

Exelixis, Inc. (a)	2,520	84

GE HealthCare Technologies, Inc. (a)	1,175	92

Gilead Sciences, Inc.	16,946	1,565

Globus Medical, Inc. ‘A’ (a)	566	47

Haemonetics Corp. (a)	529	41

HCA Healthcare, Inc.	1,131	339

Henry Schein, Inc. (a)	846	59

Hologic, Inc. (a)	964	69

ICU Medical, Inc. (a)	145	23

IDEXX Laboratories, Inc. (a)	168	69

Illumina, Inc. (a)	231	31

Incyte Corp. (a)	800	55

Intuitive Surgical, Inc. (a)	833	435

Johnson & Johnson	13,277	1,920

Masimo Corp. (a)	379	63

McKesson Corp.	1,853	1,056

Merck & Co., Inc.	14,211	1,414

Mettler-Toledo International, Inc. (a)	120	147

Neurocrine Biosciences, Inc. (a)	403	55

Organon & Co.	4,817	72

Owens & Minor, Inc. (a)	1,616	21

Patterson Cos., Inc.	2,018	62

Pfizer, Inc.	51,173	1,358

Premier, Inc. ‘A’	2,137	45

Quest Diagnostics, Inc.	985	149

Regeneron Pharmaceuticals, Inc. (a)	579	412

ResMed, Inc.	1,231	282

Revvity, Inc.	491	55

Royalty Pharma PLC ‘A’	2,031	52

Sarepta Therapeutics, Inc. (a)	318	39

Select Medical Holdings Corp.	1,752	33

STERIS PLC	402	83

Stryker Corp.	719	259

Teleflex, Inc.	232	41

Tenet Healthcare Corp. (a)	2,687	339

United Therapeutics Corp. (a)	740	261

Universal Health Services, Inc. ‘B’	532	95

Vertex Pharmaceuticals, Inc. (a)	838	337

Viatris, Inc.	20,565	256

Waters Corp. (a)	258	96

West Pharmaceutical Services, Inc.	157	51

Zoetis, Inc.	520	85

		24,182

INDUSTRIALS 11.9%

3M Co.	8,125	1,049

A O Smith Corp.	1,721	117

AAR Corp. (a)	620	38

ABM Industries, Inc.	1,435	73

Acuity Brands, Inc.	434	127

Advanced Drainage Systems, Inc.	269	31

AECOM	584	62

AGCO Corp.	392	37

Alaska Air Group, Inc. (a)	258	17

	SHARES	MARKET VALUE (000S)

Allison Transmission Holdings, Inc.	1,680	$182

American Woodmark Corp. (a)	270	21

Apogee Enterprises, Inc.	464	33

Applied Industrial Technologies, Inc.	67	16

Arcosa, Inc.	450	44

Armstrong World Industries, Inc.	425	60

Automatic Data Processing, Inc.	1,415	414

Boise Cascade Co.	883	105

Booz Allen Hamilton Holding Corp.	1,885	243

Brady Corp. ‘A’	275	20

Broadridge Financial Solutions, Inc.	1,009	228

Builders FirstSource, Inc. (a)	395	56

BWX Technologies, Inc.	1,385	154

CACI International, Inc. ‘A’ (a)	336	136

Carlisle Cos., Inc.	69	25

Carrier Global Corp.	2,693	184

Caterpillar, Inc.	1,817	659

CH Robinson Worldwide, Inc.	2,227	230

Cintas Corp.	1,444	264

Clean Harbors, Inc. (a)	270	62

Comfort Systems USA, Inc.	245	104

Copart, Inc. (a)	2,050	118

CoreCivic, Inc. (a)	2,290	50

Crane Co.	143	22

CSG Systems International, Inc.	460	23

CSX Corp.	5,630	182

Cummins, Inc.	619	216

Curtiss-Wright Corp.	478	170

DNOW, Inc. (a)	2,254	29

Donaldson Co., Inc.	416	28

Dover Corp.	400	75

Dun & Bradstreet Holdings, Inc.	1,339	17

Dycom Industries, Inc. (a)	112	19

Eaton Corp. PLC	831	276

EMCOR Group, Inc.	156	71

Emerson Electric Co.	2,292	284

Equifax, Inc.	387	99

Esab Corp.	190	23

Expeditors International of Washington, Inc.	1,451	161

Fastenal Co.	2,166	156

Flowserve Corp.	283	16

Fluor Corp. (a)	436	21

Franklin Electric Co., Inc.	205	20

FTI Consulting, Inc. (a)	289	55

GATX Corp.	409	63

Generac Holdings, Inc. (a)	561	87

General Dynamics Corp.	1,558	410

General Electric Co.	5,667	945

Genpact Ltd.	2,206	95

GEO Group, Inc. (a)	4,266	119

GMS, Inc. (a)	577	49

Graco, Inc.	655	55

Granite Construction, Inc.	971	85

Greenbrier Cos., Inc.	1,147	70

HEICO Corp.	275	65

Herc Holdings, Inc.	89	17

Hexcel Corp.	753	47

HNI Corp.	605	30

Howmet Aerospace, Inc.	2,408	263

Hub Group, Inc. ‘A’	1,520	68

Hubbell, Inc.	137	57

Huntington Ingalls Industries, Inc.	215	41

IDEX Corp.	689	144

Illinois Tool Works, Inc.	678	172

36	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)

Ingersoll Rand, Inc.	1,246	$113

ITT, Inc.	771	110

Jacobs Solutions, Inc.	123	16

JB Hunt Transport Services, Inc.	238	41

JELD-WEN Holding, Inc. (a)	1,318	11

JetBlue Airways Corp. (a)	8,228	65

Johnson Controls International PLC	1,434	113

KBR, Inc.	603	35

Kirby Corp. (a)	216	23

Knight-Swift Transportation Holdings, Inc.	527	28

L3Harris Technologies, Inc.	1,795	377

Landstar System, Inc.	760	131

Leidos Holdings, Inc.	1,198	173

Lennox International, Inc.	461	281

Lincoln Electric Holdings, Inc.	412	77

Lockheed Martin Corp.	2,515	1,222

ManpowerGroup, Inc.	785	45

Masco Corp.	698	51

MasTec, Inc. (a)	125	17

Masterbrand, Inc. (a)	2,559	37

Matson, Inc.	367	49

Maximus, Inc.	961	72

MillerKnoll, Inc.	649	15

Moog, Inc. ‘A’	395	78

MSA Safety, Inc.	255	42

MSC Industrial Direct Co., Inc. ‘A’	1,340	100

Mueller Industries, Inc.	1,737	138

Nordson Corp.	314	66

Norfolk Southern Corp.	472	111

Northrop Grumman Corp.	1,224	574

Old Dominion Freight Line, Inc.	146	26

Oshkosh Corp.	337	32

Otis Worldwide Corp.	1,336	124

Owens Corning	196	33

Parker-Hannifin Corp.	315	200

Parsons Corp. (a)	391	36

Paychex, Inc.	474	66

Paycom Software, Inc.	110	23

Primoris Services Corp.	1,048	80

Quanta Services, Inc.	668	211

Republic Services, Inc.	1,127	227

Resideo Technologies, Inc. (a)	1,317	30

Robert Half, Inc.	494	35

Rollins, Inc.	2,355	109

RTX Corp.	3,127	362

Rush Enterprises, Inc. ‘A’	1,150	63

Ryder System, Inc.	794	125

Schneider National, Inc. ‘B’	1,127	33

Science Applications International Corp.	156	17

SkyWest, Inc. (a)	1,146	115

Snap-on, Inc.	48	16

SS&C Technologies Holdings, Inc.	385	29

Steelcase, Inc. ‘A’	2,007	24

Terex Corp.	1,728	80

Tetra Tech, Inc.	602	24

Timken Co.	857	61

Toro Co.	1,373	110

TransDigm Group, Inc.	193	245

TransUnion	369	34

TriNet Group, Inc.	261	24

Trinity Industries, Inc.	1,887	66

U-Haul Holding Co.	416	27

U-Haul Holding Co. (a)	186	13

	SHARES	MARKET VALUE (000S)

UFP Industries, Inc.	916	$103

UniFirst Corp.	245	42

Union Pacific Corp.	2,044	466

United Airlines Holdings, Inc. (a)	318	31

United Parcel Service, Inc. ‘B’	3,112	392

United Rentals, Inc.	197	139

Valmont Industries, Inc.	53	16

Veralto Corp.	743	76

Verisk Analytics, Inc.	975	269

Waste Management, Inc.	2,144	433

Watsco, Inc.	396	188

Werner Enterprises, Inc.	2,012	72

WESCO International, Inc.	562	102

Westinghouse Air Brake Technologies Corp.	336	64

Woodward, Inc.	142	24

WW Grainger, Inc.	329	347

XPO, Inc. (a)	430	56

Xylem, Inc.	499	58

		19,593

INFORMATION TECHNOLOGY 14.5%

ACI Worldwide, Inc. (a)	312	16

Adobe, Inc. (a)	129	57

Akamai Technologies, Inc. (a)	493	47

Amdocs Ltd.	697	59

Amkor Technology, Inc.	1,927	49

Amphenol Corp. ‘A’	2,751	191

Ansys, Inc. (a)	275	93

Apple, Inc.	6,432	1,611

Applied Materials, Inc.	2,439	397

AppLovin Corp. ‘A’ (a)	542	175

Arista Networks, Inc. (a)	2,349	260

Arrow Electronics, Inc. (a)	607	69

Autodesk, Inc. (a)	463	137

Avnet, Inc.	1,203	63

Belden, Inc.	562	63

Benchmark Electronics, Inc.	622	28

Broadcom, Inc.	14,497	3,361

CDW Corp.	162	28

Ciena Corp. (a)	270	23

Cirrus Logic, Inc. (a)	647	64

Cisco Systems, Inc.	16,988	1,006

Coherent Corp. (a)	570	54

CommVault Systems, Inc. (a)	422	64

Corning, Inc.	8,199	390

Dell Technologies, Inc. ‘C’	819	94

Dolby Laboratories, Inc. ‘A’	513	40

DXC Technology Co. (a)	1,059	21

F5, Inc. (a)	531	134

Fair Isaac Corp. (a)	168	334

Flex Ltd. (a)	1,472	56

Fortinet, Inc. (a)	3,022	286

Gartner, Inc. (a)	199	96

Gen Digital, Inc.	5,425	149

GoDaddy, Inc. ‘A’ (a)	1,022	202

Guidewire Software, Inc. (a)	200	34

Hewlett Packard Enterprise Co.	15,792	337

HP, Inc.	13,982	456

Insight Enterprises, Inc. (a)	554	84

Intel Corp.	20,908	419

InterDigital, Inc.	130	25

International Business Machines Corp.	10,155	2,232

Jabil, Inc.	429	62

	SHARES	MARKET VALUE (000S)

Juniper Networks, Inc.	6,125	$229

KLA Corp.	256	161

Knowles Corp. (a)	1,216	24

Kyndryl Holdings, Inc. (a)	3,237	112

Lam Research Corp.	3,682	266

Manhattan Associates, Inc. (a)	166	45

Marvell Technology, Inc.	1,979	219

Micron Technology, Inc.	2,641	222

MKS Instruments, Inc.	152	16

Motorola Solutions, Inc.	717	331

NetApp, Inc.	1,478	172

NetScout Systems, Inc. (a)	1,809	39

NVIDIA Corp.	16,454	2,210

Oracle Corp.	17,016	2,836

OSI Systems, Inc. (a)	226	38

Palantir Technologies, Inc. ‘A’ (a)	6,291	476

Plexus Corp. (a)	342	54

Pure Storage, Inc. ‘A’ (a)	1,086	67

Qorvo, Inc. (a)	160	11

QUALCOMM, Inc.	3,615	555

Roper Technologies, Inc.	205	107

Sanmina Corp. (a)	914	69

Seagate Technology Holdings PLC	1,526	132

ServiceNow, Inc. (a)	492	522

Super Micro Computer, Inc. (a)	3,010	92

Teradata Corp. (a)	913	28

Teradyne, Inc.	490	62

Texas Instruments, Inc.	4,329	812

Trimble, Inc. (a)	428	30

TTM Technologies, Inc. (a)	1,184	29

Tyler Technologies, Inc. (a)	241	139

VeriSign, Inc. (a)	394	82

Vishay Intertechnology, Inc.	1,771	30

Vontier Corp.	684	25

Western Digital Corp. (a)	2,605	155

Wolfspeed, Inc. (a)	443	3

Xerox Holdings Corp.	2,077	17

Zebra Technologies Corp. ‘A’ (a)	197	76

		23,859

MATERIALS 3.0%

Air Products & Chemicals, Inc.	442	128

Alcoa Corp.	1,722	65

AptarGroup, Inc.	846	133

Arch Resources, Inc.	117	16

ATI, Inc. (a)	1,247	69

Avery Dennison Corp.	525	98

Axalta Coating Systems Ltd. (a)	766	26

Ball Corp.	1,393	77

Berry Global Group, Inc.	1,583	102

Cabot Corp.	842	77

Carpenter Technology Corp.	999	170

Celanese Corp.	564	39

CF Industries Holdings, Inc.	262	22

Chemours Co.	1,933	33

Cleveland-Cliffs, Inc. (a)	1,467	14

Commercial Metals Co.	1,800	89

Corteva, Inc.	2,029	116

CRH PLC	1,502	139

Crown Holdings, Inc.	1,178	97

Dow, Inc.	715	29

DuPont de Nemours, Inc.	2,608	199

Eagle Materials, Inc.	399	98

Eastman Chemical Co.	684	62

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	37

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Ecolab, Inc.	589	$138

Element Solutions, Inc.	661	17

FMC Corp.	336	16

Graphic Packaging Holding Co.	5,159	140

Greif, Inc. ‘A’	655	40

Huntsman Corp.	380	7

Innospec, Inc.	223	25

International Flavors & Fragrances, Inc.	609	51

International Paper Co.	3,483	187

Kaiser Aluminum Corp.	230	16

Louisiana-Pacific Corp.	958	99

LyondellBasell Industries NV ‘A’	3,301	245

Mosaic Co.	1,676	41

NewMarket Corp.	81	43

Newmont Corp.	6,024	224

Nucor Corp.	998	116

O-I Glass, Inc. (a)	4,054	44

Olin Corp.	2,146	73

Packaging Corp. of America	765	172

PPG Industries, Inc.	642	77

Reliance, Inc.	255	69

Royal Gold, Inc.	369	49

RPM International, Inc.	1,736	214

Scotts Miracle-Gro Co.	596	40

Sealed Air Corp.	2,840	96

Sensient Technologies Corp.	489	35

Sherwin-Williams Co.	893	304

Silgan Holdings, Inc.	1,645	86

Sonoco Products Co.	1,265	62

Southern Copper Corp.	1	0

Steel Dynamics, Inc.	547	62

Stepan Co.	186	12

Sylvamo Corp.	800	63

Tronox Holdings PLC	982	10

U.S. Steel Corp.	1,958	67

Vulcan Materials Co.	180	46

Warrior Met Coal, Inc.	2,035	110

		4,994

REAL ESTATE 0.1%

CBRE Group, Inc. ‘A’ (a)	668	88

Jones Lang LaSalle, Inc. (a)	391	99

Zillow Group, Inc. ‘C’ (a)	458	34

		221

UTILITIES 2.0%

AES Corp.	1,521	20

Alliant Energy Corp.	598	35

Ameren Corp.	308	27

American Electric Power Co., Inc.	1,500	138

Atmos Energy Corp.	211	29

Avista Corp.	1,497	55

Clearway Energy, Inc. ‘C’	893	23

CMS Energy Corp.	835	56

Constellation Energy Corp.	765	171

Dominion Energy, Inc.	2,238	121

	SHARES	MARKET VALUE (000S)

Duke Energy Corp.	1,819	$196

Edison International	1,086	87

Entergy Corp.	1,146	87

Evergy, Inc.	458	28

Eversource Energy	992	57

Exelon Corp.	3,136	118

FirstEnergy Corp.	1,407	56

Hawaiian Electric Industries, Inc. (a)	2,567	25

MDU Resources Group, Inc.	3,695	67

National Fuel Gas Co.	1,346	82

NextEra Energy, Inc.	4,854	348

NiSource, Inc.	1,091	40

NRG Energy, Inc.	1,431	129

OGE Energy Corp.	405	17

Ormat Technologies, Inc.	554	37

Pinnacle West Capital Corp.	198	17

PPL Corp.	1,950	63

Public Service Enterprise Group, Inc.	1,234	104

Sempra	1,614	142

Southern Co.	2,626	216

Southwest Gas Holdings, Inc.	243	17

Spire, Inc.	266	18

TXNM Energy Inc.	1,008	50

UGI Corp.	726	20

Vistra Corp.	3,790	523

WEC Energy Group, Inc.	700	66

Xcel Energy, Inc.	1,261	85

		3,370

Total United States		159,490

Total Common Stocks (Cost $135,310)		160,733

REAL ESTATE INVESTMENT TRUSTS 2.2%

UNITED STATES 2.2%

FINANCIALS 0.2%

AGNC Investment Corp.	7,062	65

Annaly Capital Management, Inc.	1,084	20

Apollo Commercial Real Estate Finance, Inc.	1,776	15

Chimera Investment Corp.	2,148	30

Ladder Capital Corp.	2,006	22

MFA Financial, Inc.	3,247	33

PennyMac Mortgage Investment Trust	2,560	32

Rithm Capital Corp.	4,030	44

		261

REAL ESTATE 2.0%

Agree Realty Corp.	340	24

American Homes 4 Rent ‘A’	1,753	66

Americold Realty Trust, Inc.	2,342	50

Apple Hospitality REIT, Inc.	3,492	54

AvalonBay Communities, Inc.	244	54

BXP, Inc.	396	29

Camden Property Trust	872	101

COPT Defense Properties	1,925	60

CubeSmart	1,525	65

	SHARES	MARKET VALUE (000S)

DiamondRock Hospitality Co.	5,100	$46

Digital Realty Trust, Inc.	805	143

Douglas Emmett, Inc.	1,431	27

Equity LifeStyle Properties, Inc.	630	42

Equity Residential	880	63

Essex Property Trust, Inc.	218	62

Extra Space Storage, Inc.	1,219	182

First Industrial Realty Trust, Inc.	498	25

Gaming & Leisure Properties, Inc.	1,137	55

Healthcare Realty Trust, Inc.	3,493	59

Healthpeak Properties, Inc.	1,159	24

Host Hotels & Resorts, Inc.	1,872	33

Invitation Homes, Inc.	1,976	63

Iron Mountain, Inc.	1,845	194

JBG SMITH Properties	1,111	17

Kimco Realty Corp.	1,186	28

Lamar Advertising Co. ‘A’	714	87

LXP Industrial Trust	3,003	24

Macerich Co.	3,916	78

Medical Properties Trust, Inc.	5,003	20

Mid-America Apartment Communities, Inc.	225	35

NNN REIT, Inc.	507	21

Omega Healthcare Investors, Inc.	945	36

Outfront Media, Inc.	991	18

Park Hotels & Resorts, Inc.	5,825	82

Phillips Edison & Co., Inc.	500	19

Public Storage	509	152

Rayonier, Inc.	1,462	38

Realty Income Corp.	1,767	94

RLJ Lodging Trust	3,948	40

SBA Communications Corp.	208	42

Simon Property Group, Inc.	1,649	284

SITE Centers Corp.	799	12

SL Green Realty Corp.	1,641	111

Sun Communities, Inc.	695	85

Sunstone Hotel Investors, Inc.	1,773	21

UDR, Inc.	1,177	51

Ventas, Inc.	1,119	66

Vornado Realty Trust	2,739	115

Welltower, Inc.	1,560	197

Xenia Hotels & Resorts, Inc.	2,620	39

		3,333

Total Real Estate Investment Trusts (Cost $3,350)		3,594

Total Investments in Securities (Cost $138,660)		164,327

Total Investments 99.8% (Cost $138,660)		$164,327

Other Assets and Liabilities, net 0.2%		362

Net Assets 100.0%		$164,689

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.

38	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Common Stocks
Ireland
Health Care	$17	$0	$0	$17
Information Technology	403	0	0	403
Switzerland
Communication Services	20	0	0	20
Financials	278	0	0	278
United Kingdom
Communication Services	51	0	0	51
Consumer Staples	1	0	0	1
Energy	78	0	0	78
Financials	267	0	0	267
Industrials	51	0	0	51
Materials	77	0	0	77
United States
Communication Services	10,982	0	0	10,982

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Consumer Discretionary	$16,145	$0	$0	$16,145
Consumer Staples	21,245	0	0	21,245
Energy	6,604	0	0	6,604
Financials	28,295	0	0	28,295
Health Care	24,182	0	0	24,182
Industrials	19,593	0	0	19,593
Information Technology	23,859	0	0	23,859
Materials	4,994	0	0	4,994
Real Estate	221	0	0	221
Utilities	3,370	0	0	3,370
Real Estate Investment Trusts
United States
Financials	261	0	0	261
Real Estate	3,333	0	0	3,333

Total Investments	$164,327	$0	$0	$164,327

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	39

Schedule of Investments	PIMCO RAFI ESG U.S. ETF

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.7%

COMMON STOCKS 97.9%

IRELAND 1.1%

INFORMATION TECHNOLOGY 1.1%

Accenture PLC ‘A’	1,825	$642

TE Connectivity PlC	1,578	226

		868

Total Ireland		868

SWITZERLAND 0.1%

COMMUNICATION SERVICES 0.1%

Sunrise Communications AG ‘A’ (a)	1,683	73

Total Switzerland		73

UNITED KINGDOM 0.3%

COMMUNICATION SERVICES 0.2%

Liberty Global Ltd. ‘C’ (a)	9,026	119

MATERIALS 0.1%

Amcor PLC	11,212	105

Total United Kingdom		224

UNITED STATES 96.4%

COMMUNICATION SERVICES 7.0%

AT&T, Inc.	65,210	1,485

Comcast Corp. ‘A’	24,030	902

Electronic Arts, Inc.	1,135	166

Fox Corp. ‘A’	2,354	114

Lumen Technologies, Inc. (a)	13,457	71

News Corp. ‘A’	1,707	47

Omnicom Group, Inc.	932	80

Paramount Global ‘B’	12,707	133

T-Mobile U.S., Inc.	990	219

Verizon Communications, Inc.	34,083	1,363

Walt Disney Co.	6,629	738

		5,318

CONSUMER DISCRETIONARY 8.5%

Advance Auto Parts, Inc.	441	21

Best Buy Co., Inc.	3,456	296

Booking Holdings, Inc.	9	45

BorgWarner, Inc.	684	22

eBay, Inc.	5,542	343

Foot Locker, Inc. (a)	1,499	33

Ford Motor Co.	67,237	666

Gap, Inc.	3,122	74

General Motors Co.	22,491	1,198

Genuine Parts Co.	216	25

Goodyear Tire & Rubber Co. (a)	6,677	60

Hilton Worldwide Holdings, Inc.	395	98

Home Depot, Inc.	2,675	1,040

Kohl’s Corp.	5,446	76

Lear Corp.	601	57

LKQ Corp.	1,763	65

Lowe’s Cos., Inc.	2,888	713

Macy’s, Inc.	3,101	52

Marriott International, Inc. ‘A’	602	168

NIKE, Inc. ‘B’	3,376	255

O’Reilly Automotive, Inc. (a)	30	36

PVH Corp.	756	80

	SHARES	MARKET VALUE (000S)

Tapestry, Inc.	1,849	$121

Tesla, Inc. (a)	724	292

TJX Cos., Inc.	2,414	292

Tractor Supply Co.	1,295	69

VF Corp.	5,425	116

Whirlpool Corp.	1,266	145

		6,458

CONSUMER STAPLES 7.4%

Archer-Daniels-Midland Co.	5,367	271

Bunge Global SA	515	40

Campbell Soup Co.	786	33

Church & Dwight Co., Inc.	403	42

Coca-Cola Co.	9,395	585

Colgate-Palmolive Co.	2,627	239

Conagra Brands, Inc.	2,781	77

Dollar General Corp.	1,136	86

Estee Lauder Cos., Inc. ‘A’	1,492	112

General Mills, Inc.	3,557	227

Hershey Co.	226	38

Hormel Foods Corp.	679	21

J M Smucker Co.	543	60

Kellanova	1,475	120

Keurig Dr Pepper, Inc.	2,570	83

Kimberly-Clark Corp.	1,445	189

Kraft Heinz Co.	4,826	148

Mondelez International, Inc. ‘A’	2,981	178

PepsiCo, Inc.	2,503	381

Procter & Gamble Co.	10,940	1,834

Sysco Corp.	2,112	162

Target Corp.	4,545	614

U.S. Foods Holding Corp. (a)	924	62

		5,602

FINANCIALS 15.0%

Aflac, Inc.	402	42

Allstate Corp.	1,807	348

American Express Co.	1,194	354

Ameriprise Financial, Inc.	193	103

Bank of New York Mellon Corp.	2,639	203

Blackrock, Inc.	424	435

Citigroup, Inc.	26,046	1,833

Fidelity National Information Services, Inc.	2,265	183

Fifth Third Bancorp	1,848	78

Fiserv, Inc. (a)	869	179

Goldman Sachs Group, Inc.	1,309	750

Hartford Financial Services Group, Inc.	1,509	165

JPMorgan Chase & Co.	9,939	2,383

Mastercard, Inc. ‘A’	996	524

MetLife, Inc.	4,908	402

Moody’s Corp.	226	107

Nasdaq, Inc.	557	43

Northern Trust Corp.	674	69

PayPal Holdings, Inc. (a)	3,622	309

Principal Financial Group, Inc.	1,640	127

Progressive Corp.	288	69

Prudential Financial, Inc.	2,672	317

State Street Corp.	1,645	161

T Rowe Price Group, Inc.	798	90

Unum Group	107	8

Visa, Inc. ‘A’	2,158	682

Wells Fargo & Co.	21,485	1,509

		11,473

	SHARES	MARKET VALUE (000S)
HEALTH CARE 19.1%

Abbott Laboratories	6,931	$784

AbbVie, Inc.	5,899	1,048

Agilent Technologies, Inc.	796	107

Amgen, Inc.	2,366	617

Baxter International, Inc.	5,078	148

Becton Dickinson & Co.	987	224

Biogen, Inc. (a)	1,140	174

Bristol-Myers Squibb Co.	23,118	1,308

Cardinal Health, Inc.	1,635	193

Cencora, Inc.	363	82

Centene Corp. (a)	1,504	91

Cigna Group	2,734	755

CVS Health Corp.	10,360	465

Danaher Corp.	1,410	324

DaVita, Inc. (a)	491	73

Edwards Lifesciences Corp. (a)	1,790	133

Elevance Health, Inc.	1,484	547

Eli Lilly & Co.	577	445

GE HealthCare Technologies, Inc. (a)	2,937	230

Gilead Sciences, Inc.	7,132	659

GRAIL, Inc. (a)	30	1

HCA Healthcare, Inc.	379	114

Henry Schein, Inc. (a)	527	36

Hologic, Inc. (a)	880	63

Humana, Inc.	1,361	345

Illumina, Inc. (a)	483	65

Intuitive Surgical, Inc. (a)	169	88

Johnson & Johnson	12,860	1,860

Labcorp Holdings, Inc.	670	154

McKesson Corp.	416	237

Merck & Co., Inc.	11,904	1,184

Pfizer, Inc.	62,500	1,658

Solventum Corp. (a)	518	34

Thermo Fisher Scientific, Inc.	240	125

Viatris, Inc.	4,523	56

Waters Corp. (a)	204	76

Zoetis, Inc.	528	86

		14,589

INDUSTRIALS 4.5%

3M Co.	4,884	630

AGCO Corp.	418	39

Automatic Data Processing, Inc.	998	292

Carrier Global Corp.	3,053	208

Cintas Corp.	41	8

Deere & Co.	931	394

Fastenal Co.	791	57

FedEx Corp.	666	187

Illinois Tool Works, Inc.	601	152

Johnson Controls International PLC	3,922	310

ManpowerGroup, Inc.	536	31

Otis Worldwide Corp.	845	78

Owens Corning	655	112

Paychex, Inc.	496	70

Rockwell Automation, Inc.	126	36

Stanley Black & Decker, Inc.	1,174	94

United Parcel Service, Inc. ‘B’	2,736	345

Waste Management, Inc.	1,269	256

Westinghouse Air Brake Technologies Corp.	336	64

WW Grainger, Inc.	90	95

		3,458

40	PIMCO EQUITY SERIES	See Accompanying Notes

December 31, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 29.8%

Adobe, Inc. (a)	936	$416

Akamai Technologies, Inc. (a)	641	61

Amdocs Ltd.	669	57

Analog Devices, Inc.	1,460	310

Apple, Inc.	18,097	4,532

Applied Materials, Inc.	3,125	508

Arista Networks, Inc. (a)	138	15

Arrow Electronics, Inc. (a)	843	95

Avnet, Inc.	1,142	60

Broadcom, Inc.	4,705	1,091

Cadence Design Systems, Inc. (a)	255	77

CDW Corp.	358	62

Cisco Systems, Inc.	33,426	1,979

Cognizant Technology Solutions Corp. ‘A’	1,540	118

Corning, Inc.	687	33

Dell Technologies, Inc. ‘C’	779	90

DXC Technology Co. (a)	2,537	51

Hewlett Packard Enterprise Co.	20,446	437

HP, Inc.	12,863	420

Intel Corp.	82,807	1,660

International Business Machines Corp.	5,112	1,124

Juniper Networks, Inc.	2,826	106

Keysight Technologies, Inc. (a)	593	95

KLA Corp.	234	147

Kyndryl Holdings, Inc. (a)	1,896	66

Lam Research Corp.	4,697	339

Marvell Technology, Inc.	1,188	131

Microchip Technology, Inc.	892	51

Micron Technology, Inc.	5,792	488

Microsoft Corp.	8,845	3,728

Motorola Solutions, Inc.	251	116

NetApp, Inc.	1,338	155

NVIDIA Corp.	5,901	792

ON Semiconductor Corp. (a)	1,106	70

	SHARES	MARKET VALUE (000S)

Oracle Corp.	5,087	$848

QUALCOMM, Inc.	6,161	946

Salesforce, Inc.	1,424	476

Seagate Technology Holdings PLC	2,127	184

Synopsys, Inc. (a)	97	47

Teradyne, Inc.	678	85

Texas Instruments, Inc.	2,431	456

Western Digital Corp. (a)	3,199	191

Xerox Holdings Corp.	3,744	32

		22,745

MATERIALS 4.3%

Air Products & Chemicals, Inc.	841	244

Ball Corp.	1,757	97

CF Industries Holdings, Inc.	1,277	109

Corteva, Inc.	1,601	91

CRH PLC	1,506	139

Dow, Inc.	8,303	333

DuPont de Nemours, Inc.	4,422	337

Ecolab, Inc.	647	152

Huntsman Corp.	3,283	59

International Flavors & Fragrances, Inc.	1,180	100

International Paper Co.	4,351	234

Linde PLC	1,530	641

Mosaic Co.	6,115	150

Newmont Corp.	6,625	247

Packaging Corp. of America	402	90

PPG Industries, Inc.	1,104	132

Sherwin-Williams Co.	253	86

		3,241

REAL ESTATE 0.5%

CBRE Group, Inc. ‘A’ (a)	1,858	244

Jones Lang LaSalle, Inc. (a)	483	122

		366

	SHARES	MARKET VALUE (000S)
UTILITIES 0.3%

American Water Works Co., Inc.	646	$80

Edison International	1,886	151

		231

Total United States		73,481

Total Common Stocks (Cost $68,760)		74,646

REAL ESTATE INVESTMENT TRUSTS 1.8%

UNITED STATES 1.8%

REAL ESTATE 1.8%

American Tower Corp.	781	143

AvalonBay Communities, Inc.	453	100

Crown Castle, Inc.	1,717	156

Equinix, Inc.	172	162

Equity Residential	1,439	103

Host Hotels & Resorts, Inc.	4,039	71

Iron Mountain, Inc.	880	93

Kimco Realty Corp.	1,757	41

Mid-America Apartment Communities, Inc.	305	47

Public Storage	26	8

Realty Income Corp.	724	39

Ventas, Inc.	2,060	121

Welltower, Inc.	1,423	179

Weyerhaeuser Co.	5,590	157

		1,420

Total Real Estate Investment Trusts (Cost $1,387)		1,420

Total Investments in Securities (Cost $70,147)		76,066

Total Investments 99.7% (Cost $70,147)		$76,066

Other Assets and Liabilities, net 0.3%		200

Net Assets 100.0%		$76,266

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security did not produce income within the last twelve months.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Common Stocks
Ireland
Information Technology	$868	$0	$0	$868
Switzerland
Communication Services	73	0	0	73
United Kingdom
Communication Services	119	0	0	119
Materials	105	0	0	105
United States
Communication Services	5,318	0	0	5,318
Consumer Discretionary	6,458	0	0	6,458
Consumer Staples	5,602	0	0	5,602

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financials	$11,473	$0	$0	$11,473
Health Care	14,589	0	0	14,589
Industrials	3,458	0	0	3,458
Information Technology	22,745	0	0	22,745
Materials	3,241	0	0	3,241
Real Estate	366	0	0	366
Utilities	231	0	0	231
Real Estate Investment Trusts
United States
Real Estate	1,420	0	0	1,420

Total Investments	$76,066	$0	$0	$76,066

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	41

Notes to Financial Statements

1. ORGANIZATION

PIMCO Equity Series (the “Trust”) was established as a Delaware statutory trust on March 30, 2010. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Funds.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by a member or participant of a clearing agency registered with the Securities and Exchange Commission (“SEC”), which has a written agreement with the Fund’s Distributor that allows such member or participant to place orders for the purchase and redemption of Creation Units (“Authorized Participant”). Also, unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. Each Fund offers and issues shares only in aggregations of a specified number of shares (“Creation Units”).

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains

42	PIMCO EQUITY SERIES

December 31, 2024	(Unaudited)

(losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	Quarterly	Quarterly

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	Quarterly	Quarterly

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	Quarterly	Quarterly

PIMCO RAFI ESG U.S. ETF	Quarterly	Quarterly

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. The Trust does not provide an automatic dividend and/or distributions reinvestment service. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related

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Notes to Financial Statements	(Cont.)

accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that

44	PIMCO EQUITY SERIES

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day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that

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Notes to Financial Statements	(Cont.)

the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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December 31, 2024	(Unaudited)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. All or a portion of Dividend Income as shown in the table below represents the income earned on the cash collateral invested in PIMCO Government Money Market Fund and is included on the Statements of Operations as a component of Securities Lending Income. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is

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Notes to Financial Statements	(Cont.)

available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended December 31, 2024 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$8	$0	$(1)	$0	$0	$7	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of December 31, 2024, as applicable, are disclosed in the Notes to Schedules of Investments.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Securities Lending The Funds listed below may seek to earn additional income by lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis via a lending agent.

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Fund Name

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

PIMCO RAFI ESG U.S. ETF

Securities on loan are required to be secured by cash collateral at least equal to 102% of the domestic, or 105% of the foreign, security’s market value. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. The Funds will then invest the cash collateral received in the PIMCO Government Money Market Fund and record a liability for the return of the collateral during the period the securities are on loan. Each Fund is subject to a lending limit of 33.33% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or a Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, a Fund has the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments, if applicable. The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations as securities lending income, if applicable.

(b) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	49

Notes to Financial Statements	(Cont.)

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	PIMCO RAFI ESG U.S. ETF

Small Fund	—	—	—	X

Market Trading	X	X	X	X

Equity	X	X	X	X

Credit	X	X	X	X

Market	X	X	X	X

Liquidity	X	X	X	X

Issuer	X	X	X	X

Derivatives	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	—	—

Emerging Markets	X	—	—	—

China	X	—	—	—

Currency	X	X	—	—

Model	X	X	X	X

Leveraging	X	X	X	X

Management and Tracking Error	X	X	X	X

Indexing	X	X	X	X

Environmental, Social and Governance Investing	—	—	—	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Market Trading Risk is the risk that an active secondary trading market for Fund shares does not continue once developed, that a Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in Fund shares may be halted or become less liquid or that Fund shares trade at prices other than a Fund’s net asset value, and are subject to trading costs, which may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Credit Risk is the risk that a Fund could lose money if the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. The liquidity of a Fund’s shares may be constrained by the liquidity of a Fund’s portfolio holdings.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be

50	PIMCO EQUITY SERIES

December 31, 2024	(Unaudited)

more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Fund to the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as additional risks including, without limitation, inefficiencies resulting from erratic growth, the unavailability of consistently-reliable economic data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors, fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions, including the indexation methodologies used in constructing the underlying index, may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management and Tracking Error Risk is the risk that a portfolio manager’s investment decisions may not produce the desired results or that a Fund’s portfolio may not closely track the underlying index for a number of reasons. A Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing a Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of a Fund and the underlying index may vary due to asset valuation differences and differences between a Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of a Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause a Fund to be less correlated to the return of the underlying index than if a Fund held all of the securities in the underlying index.

Indexing Risk is the risk that a Fund is negatively affected by general declines in the asset classes represented by the underlying index.

Environmental, Social and Governance Investing Risk is the risk that, because the underlying index may select or exclude securities of certain issuers for reasons other than performance, the Fund’s performance will differ from funds that do not utilize an ESG investing strategy. ESG

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	51

Notes to Financial Statements	(Cont.)

investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by the index provider or any judgment exercised by the index provider in constructing the underlying index will reflect the opinions of any particular investor.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/ or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cyber security attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

52	PIMCO EQUITY SERIES

December 31, 2024	(Unaudited)

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

The Funds lend their securities through Securities Finance Trust Company (“Securities Lending Agent”), an unaffiliated securities lending agent, and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day, and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the PIMCO

Government Money Market Fund or another cash sweep vehicle agreed by the Fund. The Securities Lending Agent administers the Funds’ securities lending program, providing services that include marketing the Funds’ available securities, soliciting bids from potential borrowers, monitoring the daily value of the loaned securities, and investing cash collateral in accordance with specific instructions provided by the Funds.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	53

Notes to Financial Statements	(Cont.)

variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Management Fee PIMCO, a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”), serves as the Manager to the Trust, pursuant to an investment management agreement. Each Fund pays PIMCO fees in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. Each Fund will pay monthly management fees to PIMCO at an annual rate based on average daily net assets (the “Management Fee”), at an annual rate as noted in the table below.

Fund Name	Management Fee

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	0.49%

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0.39%

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	0.29%

PIMCO RAFI ESG U.S. ETF	0.29%

(b) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of each Fund’s Creation Units. The Distributor does not maintain a secondary market in shares of the Funds. During the period ended December 31, 2024, each Fund was permitted to compensate the

Distributor at an annual rate of up to 0.25% of a Fund’s average daily net assets (the “12b-1 Plan Fee”). However, the Board of Trustees has determined not to authorize payment of a 12b-1 Plan Fee at this time. The 12b-1 Plan Fee may only be imposed or increased when the Board determines that it is in the best interests of shareholders to do so. Because these fees are paid out of a Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time it will increase the cost of an investment in the Fund. The 12b-1 Plan Fee may cost an investor more than other types of sales charges.

(c) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds bear other expenses which are not covered under the Management Fee which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) securities lending fees and expenses; (vi) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vii) extraordinary expenses, including costs of litigation and indemnification expenses; and (viii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses as disclosed in the prospectus.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive each Fund’s Management Fee or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the

54	PIMCO EQUITY SERIES

December 31, 2024	(Unaudited)

end of the then current term. The waivers, if any, are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2024, the amounts waived and/or reimbursed were (in thousands†):

Fund Name	Waived Fees

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$3

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	6

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	4

PIMCO RAFI ESG U.S. ETF	1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

In any month in which the investment management agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the Management Fee and/or other expenses waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO as of December 31, 2024 were as follows (amounts in thousands†):

	Expiring within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$9	$6	$5	$20

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0	0	10	10

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	1	8	7	16

PIMCO RAFI ESG U.S. ETF	0	1	2	3

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Manager and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	55

Notes to Financial Statements	(Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$0	$0	$19,152	$21,868

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0	0	49,375	50,393

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	0	0	33,640	33,839

PIMCO RAFI ESG U.S. ETF	0	0	7,331	5,885

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of December 31, 2024. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	3	0	86%	0%

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	2	0	87%	0%

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	2	0	86%	0%

PIMCO RAFI ESG U.S. ETF	2	0	72%	0%

14. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by a Fund only in Creation Units. Except when aggregated in Creation Units, shares of a Fund are not redeemable. Transactions in capital shares for a Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of cash and/or securities that a Fund specifies each business day. Authorized Participants may be charged transaction fees as set forth below. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, Authorized Participants are subject to standard creation and redemption transaction fees payable directly to State Street Bank and Trust Company, the sub-administrator of the Funds. PIMCO may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge up to the maximum amount shown in the table below.

Fund Name	Standard Creation/ Redemption Transaction Fee*	Maximum Variable Charge for Cash Creations**	Maximum Variable Charge for Cash Redemptions**

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$2,250	3.00%	2.00%

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	$5,000	3.00%	2.00%

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	$2,250	3.00%	2.00%

PIMCO RAFI ESG U.S. ETF	$500	3.00%	2.00%

*	Applicable to in-kind contributions or redemptions only.
**	As a percentage of the net asset value per Creation Unit purchased or redeemed, inclusive of the standard creation transaction fee (if imposed).

56	PIMCO EQUITY SERIES

December 31, 2024	(Unaudited)

15. INVESTMENT TRANSACTIONS

For the period ended December 31, 2024, certain Funds had in-kind contributions and in-kind redemptions as follows (amounts in thousands†):

Fund Name	Contributions	Redemptions

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$0	$0

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	40,311	24,509

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	33,796	24,245

PIMCO RAFI ESG U.S. ETF	25,898	5,420

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The in-kind contributions and in-kind redemptions in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The table represents the accumulation of each Fund’s daily net shareholder transactions which were executed in kind while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

16. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

17. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended June 30, 2024, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$3,554	$261

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	10,531	5,247

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	17,219	6,222

PIMCO RAFI ESG U.S. ETF	1,533	1,150

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$90,840	$18,754	$(12,009)	$6,745

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	245,259	32,112	(13,362)	18,750

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	138,660	29,940	(4,273)	25,667

PIMCO RAFI ESG U.S. ETF	70,147	9,370	(3,451)	5,919

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	57

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

UBS	UBS Securities LLC

Currency Abbreviations:

USD (or $)	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt	REIT	Real Estate Investment Trust	TBA	To-Be-Announced

JSC	Joint Stock Company

58	PIMCO EQUITY SERIES

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.5900	$0.0000	$0.0000	$0.5900

December 2024	$0.1800	$0.0000	$0.0000	$0.1800

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.2541	$0.0000	$0.0000	$0.2541

December 2024	$0.1500	$0.0000	$0.0000	$0.1500

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.1710	$0.0000	$0.0000	$0.1710

December 2024	$0.2300	$0.0000	$0.0000	$0.2300

PIMCO RAFI ESG U.S. ETF	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.1500	$0.0000	$0.0000	$0.1500

December 2024	$0.1700	$0.0000	$0.0000	$0.1700

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	59

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

60	PIMCO EQUITY SERIES

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	318,532,120.05	7,468,814.30

Kimberley G. Stafford†	318,656,349.02	7,344,585.33

Michael J. Berchtold	318,646,270.46	7,354,663.89

Jennifer Holden Dunbar	318,371,137.81	7,629,796.54

Kym M. Hubbard	318,394,314.09	7,606,620.26

Gary F. Kennedy	309,620,914.42	16,380,019.92

Anne K. Kratky	318,578,763.98	7,422,170.36

Steven Lipiner	318,529,349.02	7,471,585.33

Peter B. McCarthy	318,223,376.49	7,777,557.86

Ronald C. Parker	318,587,534.91	7,413,399.44

†	Interested Trustee

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	61

Approval of Investment Management Agreement (N-CSR Item 11)

Approval of Renewal of the Investment Management Agreement for PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF, PIMCO RAFI Dynamic Multi-Factor International Equity ETF, PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF and PIMCO RAFI ESG U.S. ETF

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Equity Series (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Management Agreement (the “Investment Management Agreement”) between the Trust, on behalf of PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF, PIMCO RAFI Dynamic Multi-Factor International Equity ETF, PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF and PIMCO RAFI ESG U.S. ETF (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025. Under the Investment Management Agreement, PIMCO provides investment advisory services, as well as supervisory and administrative services, to each Fund for a single management fee (“unified fee”).

The information, material factors and conclusions that formed the basis for the Board’s approval are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust and each of the Funds. In considering whether to approve the renewal of the Investment Management Agreement, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; management fees; financial information for PIMCO; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Investment Management Agreement.

(b) Review Process: In connection with considering the renewal of the Investment Management Agreement, the Board reviewed written materials prepared by PIMCO in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Investment Management Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Investment Management Agreement. In connection with its review of the Investment Management Agreement, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds, where appropriate. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds, outflows for certain Funds, Fund performance and profitability.

The approval determination was made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Investment Management Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Investment Management Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, its Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio

62	PIMCO EQUITY SERIES

(Unaudited)

management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Investment Management Agreement. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Funds.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Investment Management Agreement are likely to continue to benefit the Funds and their shareholders.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Investment Management Agreement. The Board considered the terms of the Investment Management Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and longer-term periods ended March 31, 2024 and other performance data, as available, over short- and longer-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and longer-term periods ended March 31, 2024 (the “Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Board considered information regarding both the short- and longer-term relative and absolute investment performance of each Fund relative to its Fund peer group, and to a specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report.

The Board reviewed materials indicating that certain Funds outperformed their peer groups during the one-year period-ended March 31, 2024. The Board reviewed materials indicating that the Funds, had underperformed in comparison to their respective performance indexes on a net-of-fees basis over short- and longer-term periods ended March 31, 2024. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the longer-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and longer-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Investment Management Agreement, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Investment Management Agreement.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	63

Approval of Investment Management Agreement (N-CSR Item 11)	(Cont.)

4. MANAGEMENT FEE AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for management services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Funds.

The Board reviewed the management fee and total expense ratio (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of each Fund (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to the management fees, the Board reviewed data from the Broadridge Report that compared the average and median management fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board compared each Fund’s total expense ratio to other funds in the Broadridge Report “Expense Group” and found each Fund’s total expense ratio to be reasonable. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate. In addition, the Board considered the expense limitation agreement in place for all of the Funds.

The Board considered the Funds’ unified fee structure, under which each Fund pays for the advisory and supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures such services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency and printing costs. The Board also considered that the unified fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board concluded that each Fund’s fees were reasonable in relation to the value of the services provided, and that the unified fee represents, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the Funds’ total expense ratios continued to be generally in line with those of competitor funds. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Fund to be reasonable.

Based on the information presented by PIMCO and Broadridge, members of the Board determined, in the exercise of their business judgment, that the management fees charged by PIMCO under the Investment Management Agreement and that the total expense ratio of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds.Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board also considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled

64	PIMCO EQUITY SERIES

(Unaudited)

competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds and continued to be competitive compared with peers. The Board also considered the substantial investments PIMCO has made in order to support the operational and technological issues required to support exchange-traded funds as compared to traditional mutual funds, including enhancements related to the creation/redemption process and trade processing systems. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the management fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO supported the renewal of the Funds’ Investment Management Agreement. The Independent Trustees and the Board as a whole concluded that the Funds’ Investment Management Agreement continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Investment Management Agreement on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Investment Management Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	65

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

State Street Financial Center

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, MA 02171

Legal Counsel

Dechert LLP

1900 K Street N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

RAFIFSTMSAR_123124

Item 8.	Changes in and Disagreements with Accountant for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s

Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable to the Registrant.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	March 5, 2025

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	March 5, 2025